UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-04236

JPMorgan Trust II

(Exact name of registrant as specified in charter)

245 Park Avenue

New York, New York 10167

(Address of principal executive offices) (Zip code)

Stephen M. Benham

245 Park Avenue

New York, New York 10167

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: (800) 480-4111

Date of fiscal year end: Last day of February

Date of reporting period: November 30, 2007

ITEM 1. SCHEDULE OF INVESTMENTS.

JPMorgan Trust II

Schedule of Portfolio Investments as of November 30, 2007

(Unaudited)

THE “UNAUDITED CERTIFIED MUTUAL FUNDS HOLDINGS” LIST (“the List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR SALES LITERATURE WITH THE GENERAL PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Certified holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center.  The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.

JPMorgan Distribution Services, Inc.

© J.P. Morgan Chase & Co., 2006.

JPMorgan Arizona Municipal Bond Fund
Schedule of Portfolio Investments
As of November 30, 2007 (Unaudited)
(Amounts in thousands)

Principal

Amount ($)	Security Description (t)	Value ($)

Long-Term Investments — 94.3%

Arizona — 85.1%
835	Arizona Municipal Financing Program,
	Series 20, COP, VAR, BIG, 7.70%, 08/01/10 (p)	901
2,500	Arizona Power Authority, Crossover,
	Series A, Rev., SO, 5.25%, 10/01/17	2,785
	Arizona School Facilities Board,
1,500	Series A, COP, MBIA, 5.00%, 09/01/12	1,604
3,000	Series A, COP, MBIA, 5.25%, 09/01/13 (p)	3,269
2,850	Arizona School Facilities Board, State School Improvement,
	Rev., 5.25%, 07/01/12 (p)	3,087
2,700	Arizona School Facilities Board, State School Trust,
	Rev., AMBAC, 5.00%, 07/01/18	2,994
	Arizona State Transportation Board Highway,
500	Rev., 6.00%, 07/01/09	521
2,000	Series A, Rev., 5.25%, 07/01/12	2,186
3,000	Series B, Rev., 5.25%, 07/01/12	3,196
2,000	Arizona State Transportation Board, Maricopa County Regional Area Road Funding,
	Rev., 5.00%, 07/01/13	2,156
	Arizona State University,
1,500	Rev., FSA, 5.25%, 07/01/12	1,623
2,000	Rev., FSA, 5.25%, 07/01/12	2,165
2,630	Series A, COP, FSA, 5.00%, 11/01/11	2,783
	Arizona State University, Board of Regents,
2,000	COP, MBIA, 5.00%, 07/01/17	2,190
1,000	COP, MBIA, 5.00%, 07/01/17	1,087
	Arizona Student Loan Acquisition Authority,
1,030	Series A-1, Rev., GTD Student Loans, 5.40%, 11/01/09	1,072
1,000	Series A-1, Rev., GTD Student Loans, 5.88%, 11/01/09	1,051
	Arizona Water Infrastructure Finance Authority, Water Quality,
1,000	Series A, Rev., 5.38%, 10/01/09	1,043
2,250	Series A, Rev., 5.38%, 10/01/11 (p)	2,420
1,600	Series A, Rev., 5.50%, 10/01/09	1,672
1,110	Series A, Rev., 5.63%, 10/01/09	1,163
2,000	Series A, Rev., 5.75%, 10/01/09	2,104
1,665	City of Casa Grande, Excise Tax,
	Rev., AMBAC, 5.00%, 04/01/14	1,769
3,000	City of Gilbert,
	GO, MBIA, 5.00%, 07/01/16	3,305
1,520	City of Glendale IDA, Midwestern University,
	Rev., 5.00%, 05/15/14	1,600
1,090	City of Mesa,
	GO, FGIC, 5.38%, 07/01/14	1,212
3,000	City of Mesa IDA, Discovery Health Systems,
	Series A, Rev., MBIA, 5.63%, 01/01/10 (p)	3,166
1,000	City of Mesa, Street & Highway,

	Rev., FSA, 5.00%, 07/01/12	1,069
3,000	City of Mesa, Utility Systems,
	Rev., FGIC, 5.00%, 07/01/20	3,276
	City of Peoria,
1,000	GO, FGIC, 5.00%, 04/01/09 (p)	1,022
850	GO, FGIC, 5.40%, 04/01/09 (p)	873
2,000	City of Phoenix,
	GO, 5.88%, 07/01/10 (p)	2,126
135	City of Phoenix IDA, Statewide,
	Series A, Rev., GNMA/FNMA/FHLMC COLL, 5.35%, 12/01/07	136
690	City of Phoenix, Street & Highway,
	Rev., 6.50%, 01/03/08 (p)	711
2,500	City of Phoenix, Street & Highway, Capital Appreciation, Junior Lien,
	Series A, Rev., FGIC, Zero Coupon, 07/01/12	2,108
2,000	City of Phoenix, Various Purpose,
	Series A, GO, 5.00%, 07/01/16	2,208
	City of Scottsdale,
655	GO, 5.25%, 07/01/11 (p)	705
2,000	GO, 5.75%, 07/01/09 (p)	2,076
1,345	City of Scottsdale, Unrefunded Balance,
	GO, 5.25%, 07/01/11	1,434
	City of Tempe, Excise Tax,
1,125	Rev., 5.00%, 07/01/16	1,230
970	Series A, Rev., 5.63%, 07/01/09 (p)	1,005
1,500	City of Tuscon,
	GO, MBIA, 5.00%, 07/01/18	1,653
1,000	City of Tucson, Airport Authority, Inc.,
	Rev., FSA, 5.00%, 06/01/12	1,060
1,670	City of Tucson, Airport Authority, Inc., Sub Lien,
	Rev, AMT, MBIA, 5.00%, 12/01/16	1,757
1,725	City of Tucson, Street & Highway, Junior Lien
	Series 1994-E, Rev., FGIC, 5.50%, 07/01/10 (p)	1,820
	Greater Arizona Development Authority,
1,000	Series A, Rev., MBIA, 5.00%, 08/01/15	1,054
1,235	Series A, Rev., MBIA, 5.60%, 08/01/08	1,277
2,000	Maricopa County, Elementary School District No. 28-Kyrene Elementary, Capital Appreciation,
	Series C, GO, FGIC, Zero Coupon, 01/01/11	1,787
1,000	Maricopa County, High School District No 210-Phoenix,
	GO, FSA, 5.25%, 07/01/19	1,125
1,265	Maricopa County, School District No. 38-Madison Elementary, Project of 2004,
	Series A, GO, MBIA, 5.00%, 07/01/15	1,350
1,225	Maricopa County, Unified School District No. 4-Mesa,
	GO, FSA, 5.00%, 07/01/11	1,297
1,020	Maricopa County, Unified School District No. 11-Peoria, Unrefunded Balance, School Improvement,
	GO, FGIC, 4.75%, 07/01/11	1,065
	Maricopa County, Unified School District No. 69-Paradise Valley,
3,100	GO, AMBAC, 5.80%, 07/01/09	3,219
1,000	GO, MBIA, 6.35%, 07/01/10	1,077
1,000	Maricopa County, Unified School District No. 69-Paradise Valley, Certificates Ownership,
	Series A, GO, FGIC, 5.25%, 07/01/14	1,106

2,950	Maricopa County IDA, Capital Appreciation,
	Series 1983A, Rev., Zero Coupon, 12/31/14 (p)	2,261
1,905	Navajo County Unified School District No. 20, Projects of 2005,
	Series A, Rev., MBIA, 5.00%, 07/01/18	2,086
1,500	Northern Arizona University,
	COP, AMBAC, 5.00%, 09/01/15	1,581
1,380	Phoenix Civic Improvement Corp., Airport Improvement, Senior Lien,
	Series B, Rev., 6.00%, 01/03/08	1,383
3,000	Phoenix Civic Improvement Corp., Sub Lien,
	Series B, Rev., MBIA, 5.00%, 07/01/15	3,274
165	Pima County IDA,
	Series A, Rev., 6.40%, 01/03/08	165
	Pima County, Justice Building Project,
1,065	Series A, COP, AMBAC, 5.00%, 07/01/16	1,156
1,000	Series A, COP, AMBAC, 5.00%, 07/01/17	1,087
1,560	Pima County, Unified School District No.12-Sunnyside,
	GO, FSA, 5.00%, 07/01/14	1,702
	Scottsdale Municipal Property Corp.,
2,500	Rev., 5.00%, 07/01/14	2,730
3,000	Rev., 5.00%, 07/01/17	3,320
	Show Low IDA, Navapache Regional Medical Center,
1,000	Series A, Rev., ACA, 5.13%, 12/01/07	1,000
1,000	Series A, Rev., ACA, 5.50%, 12/01/07	1,007
3,000	Tucson & Prima County IDA,
	Series B, Rev., GNMA/FNMA/FHLMC, 4.60%, 06/01/17	3,080
	University of Arizona,
1,365	Series A, COP, AMBAC, 5.00%, 06/01/15	1,447
1,555	Series A, COP, AMBAC, 5.50%, 06/01/12 (p)	1,697
1,000	Series B, COP, AMBAC, 5.00%, 06/01/15	1,052
145	University of Arizona, Unrefunded Balance,
	Series A, COP, AMBAC, 5.50%, 06/01/12	156
1,100	Yavapai County IDA, Yavapai Regional Medical Center,
	Series A, Rev., FSA, 5.13%, 01/03/08	1,123
3,000	Yuma County IDA, Multi-Family Mortgage,
	Series A, Rev., AMT, GNMA COLL, 6.10%, 09/20/09	3,216
1,000	Yuma County IDA, Yuma Regional Medical Center,
	Rev., MBIA, 5.50%, 01/03/08 (p)	1,022
		130,295

California — 2.1%
3,000	State of California,
	GO, 5.00%, 09/01/16	3,214

Georgia — 1.3%
2,000	Main Street Natural Gas, Inc.,
	Rev., Series A, 5.25%, 09/15/20	2,020

Illinois — 1.4%
1,000	City of Chicago, Wastewater Transmission, Second Lien,
	Series B, Rev., FGIC, 5.00%, 01/01/17	1,061
1,000	State of Illinois,
	GO, 5.00%, 01/01/16	1,065
		2,126

New York — 1.4%
2,000	New York City,
	Series D, GO, FGIC-TCRS, 5.00%, 11/01/14	2,143

Texas — 1.2%
1,700	Eagle Mountain & Saginaw Independent School District, School Building,
	GO, PSF-GTD, 5.00%, 08/15/17	1,834

Wisconsin — 1.1%
1,600	State of Wisconsin,
	Series C, GO, 5.00%, 05/01/14 (w)	1,736

West Virginia — 0.7%
1,000	West Virginia School Building Authority, Capital Improvement,
	Series A, Rev., FGIC, 5.00%, 07/01/16	1,092

Total Long-Term Investments
(Cost $140,278)	144,460

Short-Term Investment — 5.4%

Investment Company — 5.4%
8,260	JPMorgan Tax Free Money Market Fund, Institutional Class (b) (m)	8,260
(Cost $8,260)

Total Investments — 99.7%
(Cost $148,538)	152,720

Other Assets In Excess of Liabilities — 0.3%	403

NET ASSETS — 100.0%	$153,123

Percentages indicated are based on net assets.

ABBREVIATIONS:

(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.

(m)	All or a portion of this security is reserved for current or potential holdings of TBAs, when-issued securities and delayed delivery securities.

(p)	Security is prerefunded or escrowed to maturity.

(t)	The date shown represents the earliest of the next reset date, next call date, prerefunded date, next put date or final maturity date.

(w)	When-issued security.

ACA	Insured by American Capital Access
AMBAC	American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax
BIG	Bond Investment Guarantee
COLL	Collateral
COP	Certificates of Participation
FGIC	Financial Guaranty Insurance Co.
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
FSA	Financial Security Assurance
GNMA	Government National Mortgage Association
GO	General Obligation
GTD	Guaranteed
IDA	Industrial Development Authority
MBIA	Municipal Bond Insurance Association

PSF	Permanent School Fund
Rev.	Revenue Bond
SO	Special Obligation
TCRS	Transferable Custodial Receipts
VAR	Variable Rate Note. The interest rate shown is the rate in effect as of November 30, 2007.

As of November 30, 2007, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$4,220
Aggregate gross unrealized depreciation	-38
Net unrealized appreciation/depreciation	$4,182

Federal income tax cost of investments	$148,538

JPMorgan Core Bond Fund
Schedule of Portfolio Investments
As of November 30, 2007 (Unaudited)
(Amounts in thousands)

Principal Amount ($)	Security Description	Value ($)

Long-Term Investments — 92.6%

Asset-Backed Securities — 1.4%
1,904	American Express Credit Account Master Trust,
	Series 2004-3, Class A, 4.35%, 12/15/11	1,907
1,400	AmeriCredit Automobile Receivables Trust,
	Series 2006-BG, Class A4, 5.21%, 09/06/13	1,408
2,452	Bear Stearns Asset Backed Securities Trust,
	Series 2006-SD1, Class A, FRN, 5.16%, 04/25/36	2,240
	Capital One Auto Finance Trust,
1,610	Series 2004-A, Class A4, FRN, 4.75%, 03/15/11	1,608
3,000	Series 2007-B, Class A3A, 5.03%, 04/15/12	3,016
6,355	Capital One Multi-Asset Execution Trust,
	Series 2003-A4, Class A4, 3.65%, 07/15/11	6,308
	Citibank Credit Card Issuance Trust,
4,892	Series 2002-C2, Class C2, 6.95%, 02/18/14	5,052
3,300	Series 2005-B1, Class B1, 4.40%, 09/15/10	3,283
950	Series 2007-A3, Class A3, 6.15%, 06/15/39	990
1,223	Citigroup Mortgage Loan Trust, Inc.,
	Series 2003-HE3, Class A, FRN, 5.17%, 12/25/33 (f)	1,167
676	CNH Equipment Trust,
	Series 2003-B, Class A4B, 3.38%, 02/15/11	676
	Countrywide Asset-Backed Certificates,
1,971	Series 2003-5, Class MF1, VAR, 5.41%, 01/25/34	1,920
11	Series 2004-1, Class 3A, FRN, 5.07%, 04/25/34 (f)	10
1,290	Series 2004-1, Class M1, FRN, 5.29%, 03/25/34	1,110
1,060	Series 2004-1, Class M2, FRN, 5.34%, 03/25/34	956
1,550	Series 2004-6, Class M1, FRN, 5.39%, 10/25/34	1,428
3,069	Series 2004-AB2, Class A2, FRN, 5.06%, 05/25/36	3,069
1,039	GE Capital Mortgage Services, Inc.,
	Series 1999-HE1, Class M, VAR, 6.71%, 04/25/29	916
910	Household Automotive Trust,
	Series 2005-1, Class A4, 4.35%, 06/18/12	905
1,500	Long Beach Mortgage Loan Trust,
	Series 2004-3, Class M1, FRN, 5.36%, 07/25/34	1,472
	MBNA Credit Card Master Note Trust,
3,000	Series 2001-C2, Class C2, FRN, 5.80%, 12/15/10 (e)	3,008
3,083	Series 2002-C1, Class C1, 6.80%, 07/15/14	3,169
3,000	Series 2003-A1, Class A1, 3.30%, 07/15/10	2,989
1,288	Series 2003-C1, Class C1, FRN, 6.35%, 06/15/12	1,291
2,240	MBNA Master Credit Card Trust,
	Series 1999-J, Class C, 7.85%, 02/15/12 (e)	2,343
464	Option One Mortgage Loan Trust,
	Series 2003-1, Class A2, FRN, 5.63%, 02/25/33	457
	Residential Asset Securities Corp.,
149	Series 2002-KS4, Class AIIB, FRN, 5.29%, 07/25/32	147
245	Series 2003-KS5, Class AIIB, FRN, 5.37%, 07/25/33	236
225	Series 2003-KS9, Class A2B, FRN, 5.43%, 11/25/33	222

	Wachovia Asset Securitization, Inc.,
349	Series 2002-HE2, Class A, FRN, 5.22%, 12/25/32	345
1,098	Series 2003-HE3, Class A, FRN, 5.04%, 11/25/33	1,074
	Total Asset-Backed Securities
	(Cost $55,205)	54,722

Collateralized Mortgage Obligations — 45.7%

Agency CMO — 31.8%
2,331	Federal Home Loan Bank System,
	Series 2000, Class Y, 5.27%, 12/28/12	2,349
	Federal Home Loan Mortgage Corp. REMICS,
136	Series 11, Class D, 9.50%, 07/15/19	143
46	Series 22, Class C, 9.50%, 04/15/20	49
71	Series 23, Class F, 9.60%, 04/15/20	75
1	Series 41, Class I, HB, 84.00%, 05/15/20	1
9	Series 47, Class F, 10.00%, 06/15/20	9
26	Series 99, Class Z, 9.50%, 01/15/21	27
1	Series 204, Class E, IF, HB, 957.60%, 05/15/23	2
-(h)	Series 1045, Class G, HB, VAR, 1065.60%, 02/15/21	-(h)
28	Series 1065, Class J, 9.00%, 04/15/21	30
10	Series 1079, Class S, IF, 18.06%, 05/15/21	13
39	Series 1084, Class F, FRN, 5.64%, 05/15/21	39
27	Series 1084, Class S, IF, HB, 24.13%, 05/15/21	28
52	Series 1116, Class I, 5.50%, 08/15/21	52
44	Series 1144, Class KB, 8.50%, 09/15/21	44
-(h)	Series 1172, Class L, HB, VAR, 1180.80%, 11/15/21	-(h)
2	Series 1196, Class B, HB, 619.20%, 01/15/22	20
420	Series 1212, Class IZ, 8.00%, 02/15/22	419
83	Series 1250, Class J, 7.00%, 05/15/22	82
103	Series 1343, Class LA, 8.00%, 08/15/22	111
130	Series 1343, Class LB, 7.50%, 08/15/22	130
238	Series 1370, Class JA, FRN, 5.84%, 09/15/22	238
227	Series 1455, Class WB, IF, 2.33%, 12/15/22	217
3	Series 1465, Class SA, IF, IO, 4.31%, 02/15/08	-(h)
1,059	Series 1466, Class PZ, 7.50%, 02/15/23	1,071
19	Series 1470, Class F, FRN, 5.38%, 02/15/23	19
1,302	Series 1498, Class I, FRN, 5.84%, 04/15/23	1,311
1,628	Series 1502, Class PX, 7.00%, 04/15/23	1,681
215	Series 1505, Class Q, 7.00%, 05/15/23	222
3	Series 1506, Class F, FRN, 6.03%, 05/15/08	3
1	Series 1506, Class S, IF, 9.71%, 05/15/08	1
11	Series 1506, Class SD, IF, IO, 3.81%, 05/15/08	-(h)
261	Series 1512, Class J, 6.50%, 05/15/08	260
49	Series 1513, Class N, 6.50%, 05/15/08	49
521	Series 1518, Class G, IF, 5.26%, 05/15/23	524
183	Series 1541, Class M, IF, 10.27%, 07/15/23	200
498	Series 1541, Class O, FRN, 3.69%, 07/15/23	489
24	Series 1544, Class J, IF, 8.50%, 07/15/08	24
466	Series 1558, Class D, 6.50%, 07/15/23	473
24	Series 1561, Class TA, PO, 08/15/08	24

46	Series 1570, Class F, FRN, 5.88%, 08/15/23	46
1,759	Series 1573, Class PZ, 7.00%, 09/15/23	1,814
19	Series 1575, Class FB, FRN, 6.19%, 08/15/08	19
8	Series 1575, Class SB, IF, 5.44%, 08/15/08	8
988	Series 1591, Class PV, 6.25%, 10/15/23	1,014
131	Series 1595, Class D, 7.00%, 10/15/13	134
407	Series 1596, Class D, 6.50%, 10/15/13	415
39	Series 1602, Class SA, IF, 7.52%, 10/15/23	42
51	Series 1604, Class SA, IF, 6.64%, 11/15/08	51
86	Series 1606, Class SC, IF, 9.22%, 11/15/08	86
71	Series 1607, Class SA, IF, 9.20%, 10/15/13	77
4,200	Series 1608, Class L, 6.50%, 09/15/23	4,372
1,667	Series 1609, Class LG, IF, 7.18%, 11/15/23	1,756
458	Series 1611, Class JA, FRN, 5.87%, 08/15/23	459
436	Series 1611, Class JB, IF, 5.43%, 08/15/23	438
98	Series 1612, Class SD, IF, 6.78%, 11/15/08	98
103	Series 1625, Class SD, IF, 8.51%, 12/15/08	103
2,036	Series 1642, Class PJ, 6.00%, 11/15/23	2,076
873	Series 1658, Class GZ, 7.00%, 01/15/24	908
29	Series 1659, Class SB, IF, 8.50%, 01/15/09	29
21	Series 1671, Class QC, IF, 10.00%, 02/15/24	24
128	Series 1685, Class Z, 6.00%, 11/15/23	129
24	Series 1686, Class SH, IF, 8.69%, 02/15/24	26
35	Series 1689, Class SD, IF, 9.31%, 10/15/23	35
560	Series 1695, Class EB, 7.00%, 03/15/24	585
200	Series 1698, Class SC, IF, 10.13%, 03/15/09	203
135	Series 1699, Class FC, FRN, 5.29%, 03/15/24	135
583	Series 1700, Class GA, PO, 02/15/24	544
1,401	Series 1706, Class K, 7.00%, 03/15/24	1,473
63	Series 1709, Class FA, FRN, 3.72%, 03/15/24	62
152	Series 1745, Class D, 7.50%, 08/15/24	152
1,635	Series 1798, Class F, 5.00%, 05/15/23	1,609
74	Series 1807, Class A, 6.00%, 11/15/08	74
24	Series 1807, Class G, 9.00%, 10/15/20	25
473	Series 1829, Class ZB, 6.50%, 03/15/26	491
74	Series 1844, Class E, 6.50%, 10/15/13	74
3,077	Series 1863, Class Z, 6.50%, 07/15/26	3,166
58	Series 1865, Class D, PO, 02/15/24	52
286	Series 1890, Class H, 7.50%, 09/15/26	297
702	Series 1899, Class ZE, 8.00%, 09/15/26	713
46	Series 1900, Class T, PO, 08/15/08	45
45	Series 1935, Class FL, FRN, 5.39%, 02/15/27	46
647	Series 1963, Class Z, 7.50%, 01/15/27	664
102	Series 1967, Class PC, PO, 10/15/08	102
97	Series 1970, Class PG, 7.25%, 07/15/27	96
904	Series 1981, Class Z, 6.00%, 05/15/27	915
811	Series 1983, Class Z, 6.50%, 12/15/23	837
416	Series 1987, Class PE, 7.50%, 09/15/27	423
23	Series 2017, Class SE, IF, 8.03%, 12/15/08	23
939	Series 2019, Class Z, 6.50%, 12/15/27	978

592	Series 2025, Class PE, 6.30%, 01/15/13	601
341	Series 2033, Class SN, IF, IO, 11.75%, 03/15/24	99
910	Series 2038, Class PN, IO, 7.00%, 03/15/28	183
1,540	Series 2040, Class PE, 7.50%, 03/15/28	1,583
1,253	Series 2054, Class PV, 7.50%, 05/15/28	1,318
825	Series 2055, Class OE, 6.50%, 05/15/13	847
3,020	Series 2075, Class PH, 6.50%, 08/15/28	3,131
2,660	Series 2075, Class PM, 6.25%, 08/15/28	2,740
1,677	Series 2086, Class GB, 6.00%, 09/15/28	1,706
1,077	Series 2089, Class PJ, IO, 7.00%, 10/15/28	192
5,249	Series 2095, Class PE, 6.00%, 11/15/28	5,369
481	Series 2097, Class PV, 6.00%, 09/15/09	482
1,998	Series 2102, Class TC, 6.00%, 12/15/13	2,049
1,255	Series 2102, Class TU, 6.00%, 12/15/13	1,287
5,015	Series 2115, Class PE, 6.00%, 01/15/14	5,142
1,732	Series 2125, Class JZ, 6.00%, 02/15/29	1,766
2,710	Series 2126, Class CB, 6.25%, 02/15/29	2,815
316	Series 2132, Class SB, IF, 10.11%, 03/15/29	356
245	Series 2134, Class PI, IO, 6.50%, 03/15/19	38
139	Series 2135, Class UK, IO, 6.50%, 03/15/14	16
156	Series 2141, Class IO, IO, 7.00%, 04/15/29	29
132	Series 2143, Class CD, 6.00%, 02/15/28	132
321	Series 2163, Class PC, IO, 7.50%, 06/15/29	57
2,240	Series 2169, Class TB, 7.00%, 06/15/29	2,375
1,400	Series 2172, Class QC, 7.00%, 07/15/29	1,470
1,753	Series 2176, Class OJ, 7.00%, 08/15/29	1,820
302	Series 2189, Class SA, IF, 8.34%, 02/15/28	312
947	Series 2201, Class C, 8.00%, 11/15/29	995
722	Series 2209, Class TC, 8.00%, 01/15/30	766
1,067	Series 2210, Class Z, 8.00%, 01/15/30	1,119
231	Series 2224, Class CB, 8.00%, 03/15/30	239
864	Series 2230, Class Z, 8.00%, 04/15/30	864
681	Series 2234, Class PZ, 7.50%, 05/15/30	698
537	Series 2247, Class Z, 7.50%, 08/15/30	570
745	Series 2256, Class MC, 7.25%, 09/15/30	751
1,619	Series 2259, Class ZM, 7.00%, 10/15/30	1,663
70	Series 2261, Class ZY, 7.50%, 10/15/30	71
201	Series 2262, Class Z, 7.50%, 10/15/30	206
1,549	Series 2271, Class PC, 7.25%, 12/15/30	1,577
2,184	Series 2283, Class K, 6.50%, 12/15/23	2,306
1,043	Series 2296, Class PD, 7.00%, 03/15/31	1,078
298	Series 2306, Class K, PO, 05/15/24	256
705	Series 2306, Class SE, IF, IO, 6.03%, 05/15/24	75
1,069	Series 2313, Class LA, 6.50%, 05/15/31	1,113
581	Series 2323, Class VO, 6.00%, 10/15/22	586
2,065	Series 2325, Class PM, 7.00%, 06/15/31	2,197
5,491	Series 2344, Class QG, 6.00%, 08/15/16	5,654
11,902	Series 2344, Class ZD, 6.50%, 08/15/31	12,239
1,032	Series 2344, Class ZJ, 6.50%, 08/15/31	1,073
1,168	Series 2345, Class NE, 6.50%, 08/15/31	1,211

1,658	Series 2345, Class PQ, 6.50%, 08/15/16	1,721
1,176	Series 2351, Class PZ, 6.50%, 08/15/31	1,216
1,890	Series 2353, Class TD, 6.00%, 09/15/16	1,955
1,650	Series 2355, Class BP, 6.00%, 09/15/16	1,698
742	Series 2359, Class PM, 6.00%, 09/15/16	763
1,975	Series 2359, Class ZB, 8.50%, 06/15/31	2,269
3,140	Series 2360, Class PG, 6.00%, 09/15/16	3,220
1,094	Series 2362, Class PD, 6.50%, 06/15/20	1,100
16	Series 2362, Class PJ, 6.50%, 10/15/28	16
759	Series 2363, Class PF, 6.00%, 09/15/16	779
1,366	Series 2366, Class MD, 6.00%, 10/15/16	1,374
1,933	Series 2367, Class ME, 6.50%, 10/15/31	2,005
296	Series 2371, Class VB, 6.00%, 08/15/15	296
5,332	Series 2391, Class QR, 5.50%, 12/15/16	5,412
970	Series 2391, Class VQ, 6.00%, 10/15/12	989
1,845	Series 2392, Class PV, 6.00%, 12/15/20	1,859
1,733	Series 2394, Class MC, 6.00%, 12/15/16	1,785
2,563	Series 2399, Class OH, 6.50%, 01/15/32	2,665
3,948	Series 2399, Class TH, 6.50%, 01/15/32	4,106
3,657	Series 2410, Class NG, 6.50%, 02/15/32	3,833
1,045	Series 2410, Class OE, 6.38%, 02/15/32	1,083
2,807	Series 2410, Class QS, IF, 7.41%, 02/15/32	2,986
884	Series 2410, Class QX, IF, IO, 4.00%, 02/15/32	96
432	Series 2412, Class SE, IF, 6.49%, 02/15/09	441
2,030	Series 2412, Class SP, IF, 6.80%, 02/15/32	2,162
5,134	Series 2420, Class XK, 6.50%, 02/15/32	5,341
2,019	Series 2423, Class MC, 7.00%, 03/15/32	2,117
2,115	Series 2423, Class MT, 7.00%, 03/15/32	2,218
1,631	Series 2425, Class OB, 6.00%, 03/15/17	1,683
3,360	Series 2430, Class WF, 6.50%, 03/15/32	3,511
3,046	Series 2434, Class TC, 7.00%, 04/15/32	3,206
840	Series 2435, Class CJ, 6.50%, 04/15/32	882
2,800	Series 2435, Class VH, 6.00%, 07/15/19	2,860
2,680	Series 2436, Class MC, 7.00%, 04/15/32	2,823
1,816	Series 2444, Class ES, IF, IO, 3.30%, 03/15/32	166
1,134	Series 2450, Class GZ, 7.00%, 05/15/32	1,182
1,453	Series 2450, Class SW, IF, IO, 3.35%, 03/15/32	126
3,636	Series 2455, Class GK, 6.50%, 05/15/32	3,788
1,363	Series 2458, Class QE, 5.50%, 06/15/17	1,384
3,872	Series 2460, Class VZ, 6.00%, 11/15/29	3,943
2,856	Series 2466, Class PG, 6.50%, 04/15/32	2,963
1,400	Series 2466, Class PH, 6.50%, 06/15/32	1,467
2,800	Series 2474, Class NR, 6.50%, 07/15/32	2,922
794	Series 2480, Class PV, 6.00%, 07/15/11	808
2,849	Series 2484, Class LZ, 6.50%, 07/15/32	3,001
920	Series 2488, Class WS, IF, 6.49%, 08/15/17	977
1,377	Series 2498, Class UD, 5.50%, 06/15/16	1,383
3,360	Series 2500, Class MC, 6.00%, 09/15/32	3,408
494	Series 2500, Class TD, 5.50%, 02/15/16	495
1,680	Series 2512, Class PG, 5.50%, 10/15/22	1,706

2,681	Series 2513, Class YO, PO, 02/15/32	2,476
5,601	Series 2515, Class DE, 4.00%, 03/15/32	5,342
2,037	Series 2518, Class PX, 5.50%, 09/15/13	2,068
577	Series 2519, Class BT, 8.50%, 09/15/31	622
633	Series 2521, Class PU, 5.50%, 05/15/10	636
2,751	Series 2527, Class VU, 5.50%, 10/15/13	2,778
2,520	Series 2535, Class BK, 5.50%, 12/15/22	2,549
3,360	Series 2537, Class TE, 5.50%, 12/15/17	3,418
1,571	Series 2541, Class GX, 5.50%, 02/15/17	1,583
2,000	Series 2543, Class LX, 5.00%, 12/15/17	1,996
2,800	Series 2543, Class YX, 6.00%, 12/15/32	2,832
3,640	Series 2544, Class HC, 6.00%, 12/15/32	3,764
3,763	Series 2552, Class ME, 6.00%, 01/15/33	3,894
2,213	Series 2565, Class MB, 6.00%, 05/15/30	2,239
1,904	Series 2567, Class QD, 6.00%, 02/15/33	1,961
704	Series 2571, Class SK, IF, 14.44%, 09/15/23	827
5,601	Series 2575, Class ME, 6.00%, 02/15/33	5,673
1,416	Series 2586, Class HD, 5.50%, 03/15/23	1,414
2,746	Series 2586, Class WI, IO, 6.50%, 03/15/33	470
2,198	Series 2594, Class VA, 6.00%, 03/15/14	2,230
4,750	Series 2594, Class VP, 6.00%, 02/15/14	4,811
5,265	Series 2594, Class VQ, 6.00%, 08/15/20	5,362
1,420	Series 2595, Class HC, 5.50%, 04/15/23	1,431
2,051	Series 2596, Class QG, 6.00%, 03/15/33	2,117
7,792	Series 2597, Class DS, IF, IO, 2.90%, 02/15/33	522
10,200	Series 2599, Class DS, IF, IO, 2.35%, 02/15/33	571
12,894	Series 2610, Class DS, IF, IO, 2.45%, 03/15/33	708
13,068	Series 2611, Class SH, IF, IO, 3.00%, 10/15/21	915
1,680	Series 2611, Class UH, 4.50%, 05/15/18	1,642
2,240	Series 2617, Class GR, 4.50%, 05/15/18	2,193
476	Series 2619, Class HR, 3.50%, 11/15/31	450
1,984	Series 2619, Class IM, IO, 5.00%, 10/15/21	249
795	Series 2624, Class IU, IO, 5.00%, 06/15/33	242
12,233	Series 2626, Class NS, IF, IO, 1.90%, 06/15/23	873
1,444	Series 2630, Class KN, 2.50%, 04/15/13	1,428
3,360	Series 2631, Class LC, 4.50%, 06/15/18	3,289
844	Series 2633, Class EO, PO, 08/15/33	640
20,203	Series 2636, Class Z, 4.50%, 06/15/18	19,398
3,598	Series 2637, Class SA, IF, IO, 1.45%, 06/15/18	175
920	Series 2638, Class DS, IF, 3.95%, 07/15/23	802
4,557	Series 2638, Class SA, IF, IO, 2.45%, 11/15/16	221
1,232	Series 2640, Class UG, IO, 5.00%, 01/15/32	319
1,200	Series 2640, Class UR, IO, 4.50%, 08/15/17	89
1,008	Series 2643, Class HI, IO, 4.50%, 12/15/16	71
8,203	Series 2650, Class SO, PO, 12/15/32	6,976
1,780	Series 2650, Class PO, PO, 12/15/32	1,496
18,587	Series 2651, Class VZ, 4.50%, 07/15/18	17,882
2,110	Series 2656, Class SH, IF, 7.64%, 02/15/25	2,132
3,911	Series 2668, Class SB, IF, 3.07%, 10/15/15	3,834
2,800	Series 2672, Class ME, 5.00%, 11/15/22	2,803

917	Series 2672, Class SJ, IF, 3.02%, 09/15/16	892
9,351	Series 2675, Class CK, 4.00%, 09/15/18	8,875
3,592	Series 2682, Class YS, IF, 1.93%, 10/15/33	2,855
453	Series 2683, Class VA, 5.50%, 02/15/21	457
16,000	Series 2684, Class PO, PO, 01/15/33	11,213
4,480	Series 2684, Class TO, PO, 10/15/33	2,251
2,130	Series 2686, Class GB, 5.00%, 05/15/20	2,136
5,014	Series 2686, Class NS, IF, IO, 2.95%, 10/15/21	368
2,685	Series 2691, Class WS, IF, 2.02%, 10/15/33	2,126
1,000	Series 2695, Class DE, 4.00%, 01/15/17	968
904	Series 2696, Class CO, PO, 10/15/18	738
2,076	Series 2697, Class LE, 4.50%, 11/15/20	2,054
1,791	Series 2702, Class PC, 5.00%, 01/15/23	1,782
1,809	Series 2705, Class SC, IF, 2.02%, 11/15/33	1,502
3,418	Series 2705, Class SD, IF, 3.02%, 11/15/33	2,926
2,240	Series 2715, Class OG, 5.00%, 01/15/23	2,205
4,480	Series 2716, Class UN, 4.50%, 12/15/23	4,321
2,240	Series 2720, Class PC, 5.00%, 12/15/23	2,243
2,578	Series 2721, Class PI, IO, 5.00%, 05/15/16	72
11,481	Series 2727, Class BS, IF, 2.10%, 01/15/34	7,653
400	Series 2727, Class PO, PO, 01/15/34	184
76	Series 2733, Class GF, FRN, 0.00%, 09/15/33	74
1,254	Series 2739, Class S, IF, 2.70%, 01/15/34	850
2,000	Series 2743, Class HC, 4.50%, 12/15/15	1,988
2,150	Series 2743, Class HD, 4.50%, 08/15/17	2,111
2,008	Series 2744, Class FE, FRN, 0.00%, 02/15/34	1,734
726	Series 2744, Class PC, 5.50%, 01/15/31	728
2,535	Series 2744, Class PE, 5.50%, 02/15/34	2,593
4,827	Series 2744, Class TU, 5.50%, 05/15/32	4,864
1,502	Series 2749, Class PK, IO, 5.00%, 09/15/22	24
1,173	Series 2753, Class S, IF, 2.70%, 02/15/34	878
4,600	Series 2755, Class PA, PO, 02/15/29	4,105
3,947	Series 2755, Class SA, IF, 4.90%, 05/15/30	3,942
2,001	Series 2762, Class LO, PO, 03/15/34	1,249
2,000	Series 2764, Class UC, 5.00%, 05/15/27	2,008
1,675	Series 2766, Class SX, IF, 2.35%, 03/15/34	1,442
1,048	Series 2769, Class PO, PO, 03/15/34	659
675	Series 2771, Class FG, FRN, 0.00%, 03/15/34	587
5,526	Series 2776, Class SK, IF, 2.10%, 04/15/34	4,580
1,051	Series 2778, Class BS, IF, 4.12%, 04/15/34	1,023
11,264	Series 2778, Class US, IF, IO, 2.55%, 06/15/33	638
1,201	Series 2780, Class JG, 4.50%, 04/15/19	1,158
2,000	Series 2809, Class UB, 4.00%, 09/15/17	1,931
2,000	Series 2809, Class UC, 4.00%, 06/15/19	1,889
379	Series 2827, Class SQ, IF, 7.50%, 01/15/19	389
379	Series 2836, Class SG, IF, 4.50%, 05/15/34	339
1,323	Series 2840, Class JO, PO, 06/15/23	1,047
81	Series 2841, Class GO, PO, 08/15/34	50
3,221	Series 2841, Class YA, 5.50%, 07/15/27	3,235
1,386	Series 2846, Class PO, PO, 08/15/34	968

903	Series 2849, Class PO, PO, 08/15/34	527
1,623	Series 2863, Class JA, 4.50%, 09/15/19	1,584
2,000	Series 2864, Class GB, 4.00%, 09/15/19	1,900
6,500	Series 2872, Class JD, 4.50%, 01/15/16	6,467
152	Series 2888, Class SL, IF, 3.10%, 11/15/34	151
1,627	Series 2890, Class DO, PO, 11/15/34	926
2,319	Series 2965, Class GD, 4.50%, 04/15/20	2,274
1,000	Series 2975, Class KO, PO, 05/15/35	807
1,818	Series 2989, Class PO, PO, 06/15/23	1,470
697	Series 3014, Class OD, PO, 08/15/35	560
791	Series 3044, Class VO, PO, 10/15/35	606
4,000	Series 3047, Class OB, 5.50%, 12/15/33	4,071
2,500	Series 3064, Class OB, 5.50%, 07/15/29	2,532
1,381	Series 3068, Class AO, PO, 01/15/35	1,171
5,193	Series 3100, Class MA, VAR, 7.81%, 12/15/35	5,047
1,326	Series 3101, Class EA, 6.00%, 06/15/20	1,324
2,567	Series 3117, Class EO, PO, 02/15/36	2,065
3,333	Series 3117, Class OK, PO, 02/15/36	2,629
101	Series 3122, Class ZB, 6.00%, 03/15/36	101
5,067	Series 3134, Class PO, PO, 03/15/36	4,097
6,034	Series 3138, Class PO, PO, 04/15/36	4,891
3,223	Series 3150, Class PO, PO, 05/15/36	2,597
1,545	Series 3158, Class LX, FRN, 0.00%, 05/15/36	1,435
2,000	Series 3162, Class OB, 6.00%, 11/15/30	2,042
527	Series 3164, Class CF, FRN, 0.00%, 04/15/33	508
3,221	Series 3174, Class CA, 5.50%, 02/15/26	3,244
1,799	Series 3174, Class PX, 5.00%, 06/15/17	1,810
5,500	Series 3179, Class OA, PO, 07/15/36	4,455
1,931	Series 3189, Class SN, IF, 3.08%, 11/15/35	1,946
2,788	Series 3218, Class AO, PO, 09/15/36	2,396
2,303	Series 3233, Class OP, PO, 05/15/36	1,843
2,579	Series 3256, Class PO, PO, 12/15/36	2,128
7,521	Series 3260, Class CS, IF, IO, 1.49%, 01/15/37	330
2,317	Series 3261, Class OA, PO, 01/15/37	1,948
3,151	Series 3274, Class JO, PO, 02/15/37	2,399
5,000	Series 3299, Class KB, 5.00%, 08/15/29	4,980
924	Series 3318, Class AO, PO, 05/15/37	800
955	Series 3325, Class OB, PO, 06/15/37	825
3,940	Series 3331, Class PO, PO, 06/15/37	3,147
4,000	Series 3334, Class MC, 5.00%, 04/15/33	3,901
13	Federal Home Loan Mortgage Corp. STRIPS,
	Series 134, Class B, IO, 9.00%, 04/01/22	3
	Federal Home Loan Mortgage Corp. Structured Pass-Through Securities,
1,576	Series T-41, Class 3A, VAR, 7.50%, 07/25/32	1,668
987	Series T-51, Class 2A, VAR, 7.50%, 08/25/42	1,032
4,836	Series T-54, Class 2A, 6.50%, 02/25/43	4,958
1,670	Series T-54, Class 3A, 7.00%, 02/25/43	1,760
714	Series T-58, Class A, PO, 09/25/43	611
	Federal Home Loan Mortgage Corp.- Government National Mortgage Association,
1,051	Series 8, Class ZA, 7.00%, 03/25/23	1,064

754	Series 55, Class GL, IF, IO, 0.60%, 04/25/24	2
	Federal National Mortgage Association STRIPS,
16	Series 23, Class 2, IO, 10.00%, 09/01/17	4
3	Series 50, Class 2, IO, 10.50%, 03/01/19	-(h)
76	Series 218, Class 2, IO, 7.50%, 04/01/23	17
62	Series 265, Class 2, 9.00%, 03/01/24	69
1,851	Series 329, Class 1, PO, 01/01/33	1,418
2,159	Series 340, Class 1, PO, 09/01/33	1,578
-(h)	Series K, Class 2, HB, 256.00%, 11/01/08	-(h)
	Federal National Mortgage Association REMICS,
17	Series 1988-7, Class Z, 9.25%, 04/25/18	18
75	Series 1989-70, Class G, 8.00%, 10/25/19	81
27	Series 1989-78, Class H, 9.40%, 11/25/19	30
48	Series 1989-83, Class H, 8.50%, 11/25/19	53
50	Series 1989-89, Class H, 9.00%, 11/25/19	55
34	Series 1990-1, Class D, 8.80%, 01/25/20	37
8	Series 1990-60, Class K, 5.50%, 06/25/20	8
15	Series 1990-63, Class H, 9.50%, 06/25/20	16
17	Series 1990-93, Class G, 5.50%, 08/25/20	17
-(h)	Series 1990-94, Class H, HB, 504.00%, 08/25/20	3
-(h)	Series 1990-95, Class J, HB, 1118.04%, 08/25/20	6
66	Series 1990-102, Class J, 6.50%, 08/25/20	69
118	Series 1990-120, Class H, 9.00%, 10/25/20	130
10	Series 1990-134, Class SC, IF, 14.38%, 11/25/20	13
-(h)	Series 1990-140, Class K, HB, 652.15%, 12/25/20	7
-(h)	Series 1991-7, Class K, HB, 910.80%, 02/25/21	2
49	Series 1991-24, Class Z, 5.00%, 03/25/21	49
44	Series 1992-38, Class Z, 7.50%, 02/25/22	45
8	Series 1992-101, Class J, 7.50%, 06/25/22	8
278	Series 1992-136, Class PK, 6.00%, 08/25/22	286
185	Series 1992-143, Class MA, 5.50%, 09/25/22	188
481	Series 1992-163, Class M, 7.75%, 09/25/22	518
807	Series 1992-188, Class PZ, 7.50%, 10/25/22	854
3	Series 1993-8, Class H, 7.00%, 01/25/08	3
371	Series 1993-21, Class KA, 7.70%, 03/25/23	399
541	Series 1993-25, Class J, 7.50%, 03/25/23	579
144	Series 1993-27, Class SA, IF, 15.50%, 02/25/23	179
59	Series 1993-55, Class K, 6.50%, 05/25/08	59
11	Series 1993-59, Class FA, FRN, 5.56%, 05/25/08	11
220	Series 1993-62, Class SA, IF, 10.31%, 04/25/23	256
11	Series 1993-72, Class F, FRN, 5.28%, 05/25/08	11
7	Series 1993-107, Class F, FRN, 5.23%, 06/25/08	7
86	Series 1993-164, Class SC, IF, 9.03%, 09/25/08	86
113	Series 1993-165, Class SD, IF, 5.55%, 09/25/23	117
245	Series 1993-165, Class SK, IF, 12.50%, 09/25/23	286
516	Series 1993-167, Class GA, 7.00%, 09/25/23	531
26	Series 1993-175, Class SA, IF, 12.60%, 09/25/08	26
168	Series 1993-179, Class SB, IF, 10.57%, 10/25/23	199
112	Series 1993-179, Class SC, IF, 10.50%, 10/25/23	127
23	Series 1993-186, Class SA, IF, 9.25%, 09/25/08	23

75	Series 1993-190, Class S, IF, 6.64%, 10/25/08	75
26	Series 1993-196, Class FA, FRN, 5.28%, 10/25/08	26
15	Series 1993-196, Class SB, IF, 9.25%, 10/25/08	15
36	Series 1993-197, Class SB, IF, 6.27%, 10/25/08	36
636	Series 1993-199, Class FA, FRN, 5.36%, 10/25/23	642
316	Series 1993-205, Class H, PO, 09/25/23	280
613	Series 1993-220, Class SG, IF, 6.37%, 11/25/13	644
119	Series 1993-221, Class FH, FRN, 5.91%, 12/25/08	119
58	Series 1993-221, Class SE, IF, 9.50%, 12/25/08	59
372	Series 1993-225, Class UB, 6.50%, 12/25/23	388
99	Series 1993-230, Class FA, FRN, 5.41%, 12/25/23	101
82	Series 1993-233, Class SB, IF, 7.76%, 12/25/08	83
485	Series 1993-247, Class FE, FRN, 5.81%, 12/25/23	492
225	Series 1993-247, Class SU, IF, 8.57%, 12/25/23	243
909	Series 1993-250, Class Z, 7.00%, 12/25/23	949
3,092	Series 1993-257, Class C, PO, 06/25/23	2,874
39	Series 1994-12, Class FC, FRN, 5.43%, 01/25/09	39
8	Series 1994-13, Class SK, IF, 8.85%, 02/25/09	8
3	Series 1994-33, Class F, FRN, 5.21%, 03/25/09	3
66	Series 1994-33, Class FA, FRN, 5.38%, 03/25/09	66
375	Series 1994-34, Class DZ, 6.00%, 03/25/09	377
1,924	Series 1994-37, Class L, 6.50%, 03/25/24	1,993
9,300	Series 1994-40, Class Z, 6.50%, 03/25/24	9,721
115	Series 1994-55, Class G, 6.75%, 12/25/23	115
231	Series 1995-2, Class Z, 8.50%, 01/25/25	248
373	Series 1995-19, Class Z, 6.50%, 11/25/23	406
2,000	Series 1996-14, Class SE, IF, IO, 6.36%, 08/25/23	253
30	Series 1996-20, Class L, PO, 09/25/08	29
77	Series 1996-24, Class E, PO, 03/25/09	75
68	Series 1996-27, Class FC, FRN, 5.31%, 03/25/17	69
74	Series 1996-32, Class PH, 7.00%, 01/25/26	74
153	Series 1996-39, Class J, PO, 09/25/08	150
170	Series 1996-59, Class J, 6.50%, 08/25/22	177
1,917	Series 1997-20, Class IO, FRN, IO, 1.84%, 03/25/27	67
119	Series 1997-27, Class J, 7.50%, 04/18/27	123
198	Series 1997-29, Class J, 7.50%, 04/20/27	211
1,230	Series 1997-39, Class PD, 7.50%, 05/20/27	1,304
810	Series 1997-42, Class EN, 7.25%, 07/18/27	837
203	Series 1997-42, Class ZC, 6.50%, 07/18/27	210
65	Series 1997-51, Class PM, IO, 7.00%, 05/18/12	2
2,861	Series 1997-61, Class ZC, 7.00%, 02/25/23	3,034
536	Series 1997-81, Class PI, IO, 7.00%, 12/18/27	105
97	Series 1998-4, Class C, PO, 04/25/23	86
91	Series 1998-27, Class B, PO, 12/25/08	89
2,199	Series 1998-36, Class ZB, 6.00%, 07/18/28	2,245
711	Series 1998-43, Class SA, IF, IO, 12.55%, 04/25/23	179
1,043	Series 1998-66, Class SB, IF, IO, 3.37%, 12/25/28	90
541	Series 1999-17, Class C, 6.35%, 04/25/29	556
2,000	Series 1999-18, Class Z, 5.50%, 04/18/29	2,021
1,273	Series 1999-38, Class SK, IF, IO, 3.27%, 08/25/23	110

312	Series 1999-52, Class NS, IF, 9.99%, 10/25/23	358
750	Series 1999-62, Class PB, 7.50%, 12/18/29	802
2,389	Series 2000-2, Class ZE, 7.50%, 02/25/30	2,531
995	Series 2000-20, Class SA, IF, IO, 4.32%, 07/25/30	139
178	Series 2000-52, Class IO, IO, 8.50%, 01/25/31	44
1,094	Series 2001-4, Class PC, 7.00%, 03/25/21	1,158
1,035	Series 2001-5, Class OW, 6.00%, 03/25/16	1,060
824	Series 2001-7, Class PF, 7.00%, 03/25/31	871
2,816	Series 2001-7, Class PR, 6.00%, 03/25/16	2,938
3,303	Series 2001-10, Class PR, 6.00%, 04/25/16	3,428
8	Series 2001-28, Class VB, 6.00%, 02/25/20	8
1,885	Series 2001-30, Class PM, 7.00%, 07/25/31	1,964
1,257	Series 2001-31, Class VD, 6.00%, 05/25/31	1,281
3,534	Series 2001-33, Class ID, IO, 6.00%, 07/25/31	622
1,981	Series 2001-36, Class DE, 7.00%, 08/25/31	2,067
4,105	Series 2001-44, Class MY, 7.00%, 09/25/31	4,420
749	Series 2001-44, Class PD, 7.00%, 09/25/31	791
835	Series 2001-44, Class PU, 7.00%, 09/25/31	882
5,080	Series 2001-48, Class Z, 6.50%, 09/25/21	5,343
533	Series 2001-49, Class DQ, 6.00%, 11/25/15	536
795	Series 2001-49, Class Z, 6.50%, 09/25/31	827
168	Series 2001-50, Class VB, 6.50%, 12/25/16	168
598	Series 2001-52, Class KB, 6.50%, 10/25/31	625
426	Series 2001-52, Class XM, 6.50%, 11/25/10	434
2,211	Series 2001-52, Class XN, 6.50%, 11/25/15	2,306
1,844	Series 2001-61, Class VB, 7.00%, 12/25/16	1,845
198	Series 2001-61, Class VQ, 6.50%, 08/25/15	197
4,795	Series 2001-61, Class Z, 7.00%, 11/25/31	5,076
1,142	Series 2001-71, Class MB, 6.00%, 12/25/16	1,177
2,606	Series 2001-71, Class QE, 6.00%, 12/25/16	2,686
580	Series 2001-72, Class SX, IF, 6.33%, 12/25/31	607
3,360	Series 2001-74, Class MB, 6.00%, 12/25/16	3,486
2,677	Series 2001-80, Class PE, 6.00%, 07/25/29	2,723
750	Series 2002-1, Class HC, 6.50%, 02/25/22	782
743	Series 2002-1, Class SA, IF, 9.64%, 02/25/32	841
485	Series 2002-1, Class UD, IF, 7.66%, 12/25/23	533
2,984	Series 2002-2, Class UC, 6.00%, 02/25/17	3,052
8,842	Series 2002-3, Class OG, 6.00%, 02/25/17	9,102
298	Series 2002-4, Class VC, 6.50%, 03/25/24	297
1,869	Series 2002-7, Class OG, 6.00%, 03/25/17	1,926
5,811	Series 2002-7, Class TG, 6.00%, 03/25/17	5,997
704	Series 2002-8, Class SR, IF, 6.20%, 03/25/09	716
203	Series 2002-9, Class VE, 6.50%, 12/25/12	203
1,288	Series 2002-11, Class QG, 5.50%, 03/25/17	1,305
5,756	Series 2002-13, Class SJ, IF, IO, 1.60%, 03/25/32	247
107	Series 2002-13, Class ST, IF, 10.00%, 03/25/32	120
9,941	Series 2002-18, Class PC, 5.50%, 04/25/17	10,117
1,864	Series 2002-19, Class PE, 6.00%, 04/25/17	1,919
322	Series 2002-21, Class LO, PO, 04/25/32	274
2,646	Series 2002-21, Class PE, 6.50%, 04/25/32	2,754

1,680	Series 2002-24, Class AJ, 6.00%, 04/25/17	1,741
6,248	Series 2002-28, Class PK, 6.50%, 05/25/32	6,505
1,821	Series 2002-37, Class Z, 6.50%, 06/25/32	1,874
1,120	Series 2002-42, Class C, 6.00%, 07/25/17	1,171
5,601	Series 2002-48, Class GH, 6.50%, 08/25/32	5,831
1,008	Series 2002-55, Class QE, 5.50%, 09/25/17	1,018
16,802	Series 2002-56, Class UC, 5.50%, 09/25/17	17,050
1,469	Series 2002-61, Class PE, 5.50%, 05/25/16	1,472
1,922	Series 2002-63, Class KC, 5.00%, 10/25/17	1,916
586	Series 2002-73, Class S, IF, 4.29%, 11/25/09	593
4,480	Series 2002-74, Class LD, 5.00%, 01/25/16	4,492
6,161	Series 2002-74, Class PD, 5.00%, 11/25/15	6,166
6,437	Series 2002-74, Class VB, 6.00%, 11/25/31	6,488
2,498	Series 2002-77, Class S, IF, 5.71%, 12/25/32	2,574
3,918	Series 2002-83, Class CS, 6.88%, 08/25/23	4,131
604	Series 2002-91, Class UH, IO, 5.50%, 06/25/22	77
721	Series 2002-93, Class PD, 3.50%, 02/25/29	707
4,621	Series 2002-94, Class BK, 5.50%, 01/25/18	4,726
1,580	Series 2003-8, Class SB, IF, IO, 2.87%, 03/25/16	54
2,599	Series 2003-9, Class NZ, 6.50%, 02/25/33	2,718
3,752	Series 2003-22, Class UD, 4.00%, 04/25/33	3,056
952	Series 2003-27, Class DW, 4.50%, 04/25/17	928
1,400	Series 2003-32, Class KC, 5.00%, 05/25/18	1,395
2,614	Series 2003-34, Class AX, 6.00%, 05/25/33	2,681
2,256	Series 2003-34, Class ED, 6.00%, 05/25/33	2,303
1,183	Series 2003-39, Class IO, VAR, IO, 6.00%, 05/25/33	227
1,960	Series 2003-39, Class LW, 5.50%, 05/25/23	1,966
2,800	Series 2003-41, Class PE, 5.50%, 05/25/23	2,895
1,092	Series 2003-42, Class GB, 4.00%, 05/25/33	1,011
1,120	Series 2003-47, Class PE, 5.75%, 06/25/33	1,100
1,698	Series 2003-52, Class SX, IF, 8.60%, 10/25/31	1,907
1,165	Series 2003-64, Class SX, IF, 1.96%, 07/25/33	990
1,568	Series 2003-65, Class CI, IO, 4.50%, 03/25/15	103
675	Series 2003-67, Class VQ, 7.00%, 01/25/19	701
628	Series 2003-68, Class QP, 3.00%, 07/25/22	590
2,594	Series 2003-71, Class DS, IF, 1.18%, 08/25/33	1,844
697	Series 2003-74, Class SH, IF, 1.56%, 08/25/33	577
15,724	Series 2003-80, Class SY, IF, IO, 2.87%, 06/25/23	1,486
1,580	Series 2003-81, Class LC, 4.50%, 09/25/18	1,547
7,281	Series 2003-83, Class PG, 5.00%, 06/25/23	7,263
1,907	Series 2003-91, Class SD, IF, 4.53%, 09/25/33	1,858
1,323	Series 2003-92, Class GA, 4.50%, 09/25/18	1,268
592	Series 2003-92, Class SH, IF, 3.36%, 09/25/18	537
3,360	Series 2003-106, Class US, IF, 1.90%, 11/25/23	2,409
449	Series 2003-106, Class WS, IF, 3.43%, 02/25/23	395
1,000	Series 2003-113, Class PC, 4.00%, 03/25/15	986
9,540	Series 2003-116, Class SB, IF, IO, 2.82%, 11/25/33	769
6,000	Series 2003-117, Class JB, 3.50%, 06/25/33	5,475
2,240	Series 2003-122, Class TE, 5.00%, 12/25/22	2,223
1,680	Series 2003-128, Class KE, 4.50%, 01/25/14	1,664

3,300	Series 2003-128, Class NG, 4.00%, 01/25/19	3,112
1,728	Series 2003-130, Class SX, IF, 4.35%, 01/25/34	1,712
1,515	Series 2003-132, Class OA, PO, 08/25/33	1,236
3,308	Series 2004-1, Class DL, 4.50%, 02/25/18	3,288
7,404	Series 2004-4, Class QI, IF, IO, 2.32%, 06/25/33	480
5,507	Series 2004-4, Class QM, IF, 4.63%, 06/25/33	5,517
3,954	Series 2004-10, Class SC, IF, 9.47%, 02/25/34	4,508
2,955	Series 2004-14, Class SD, IF, 1.90%, 03/25/34	1,921
2,460	Series 2004-21, Class CO, PO, 04/25/34	1,052
1,001	Series 2004-22, Class A, 4.00%, 04/25/19	962
1,680	Series 2004-25, Class PC, 5.50%, 01/25/34	1,719
7,945	Series 2004-25, Class SA, IF, 6.37%, 04/25/34	8,567
8,100	Series 2004-27, Class HB, 4.00%, 05/25/19	7,562
1,120	Series 2004-36, Class PC, 5.50%, 02/25/34	1,120
6,103	Series 2004-36, Class SA, IF, 6.37%, 05/25/34	6,474
2,669	Series 2004-36, Class SN, IF, 4.63%, 07/25/33	2,656
13,395	Series 2004-46, Class HS, IF, IO, 1.22%, 05/25/30	405
2,089	Series 2004-46, Class QB, IF, 4.87%, 05/25/34	2,119
2,685	Series 2004-51, Class SY, IF, 4.67%, 07/25/34	2,687
1,400	Series 2004-53, Class NC, 5.50%, 07/25/24	1,435
903	Series 2004-61, Class SK, IF, 8.50%, 11/25/32	979
1,120	Series 2004-76, Class CL, 4.00%, 10/25/19	1,064
2,285	Series 2004-79, Class SP, IF, 6.65%, 11/25/34	2,412
2,000	Series 2004-81, Class AC, 4.00%, 11/25/19	1,893
1,960	Series 2004-92, Class JO, PO, 12/25/34	1,816
1,593	Series 2005-27, Class TH, 5.50%, 07/25/31	1,603
947	Series 2005-47, Class AN, 5.00%, 12/25/16	948
921	Series 2005-52, Class PA, 6.50%, 06/25/35	956
9,145	Series 2005-56, Class S, IF, IO, 1.93%, 07/25/35	521
1,500	Series 2005-68, Class BC, 5.25%, 06/25/35	1,486
8,000	Series 2005-68, Class PG, 5.50%, 08/25/35	8,085
2,500	Series 2005-68, Class UC, 5.00%, 06/25/35	2,444
12,500	Series 2005-84, Class XM, 5.75%, 10/25/35	12,752
839	Series 2005-86, Class GB, 5.00%, 10/25/35	817
1,193	Series 2005-98, Class GO, PO, 11/25/35	659
1,000	Series 2005-109, Class PC, 6.00%, 12/25/35	1,026
26,000	Series 2005-110, Class GJ, 5.50%, 11/25/30	26,280
17,500	Series 2005-110, Class GK, 5.50%, 08/25/34	17,264
5,659	Series 2005-110, Class GL, 5.50%, 12/25/35	5,537
2,840	Series 2005-110, Class MN, 5.50%, 06/25/35	2,865
2,500	Series 2005-116, Class PB, 6.00%, 04/25/34	2,564
883	Series 2005-123, Class LO, PO, 01/25/36	676
2,081	Series 2006-16, Class OA, PO, 03/25/36	1,677
3,012	Series 2006-22, Class AO, PO, 04/25/36	2,342
2,000	Series 2006-39, Class WC, 5.50%, 01/25/36	1,966
4,170	Series 2006-44, Class GO, PO, 06/25/36	3,335
12,685	Series 2006-44, Class P, PO, 12/25/33	9,879
2,000	Series 2006-46, Class UC, 5.50%, 12/25/35	1,966
1,674	Series 2006-58, Class AP, PO, 07/25/36	1,374
2,572	Series 2006-58, Class PO, PO, 07/25/36	2,068

7,175	Series 2006-59, Class QO, PO, 01/25/33	5,823
4,045	Series 2006-65, Class QO, PO, 07/25/36	3,267
8,487	Series 2006-72, Class GO, PO, 08/25/36	6,924
9,000	Series 2006-77, Class PC, 6.50%, 08/25/36	9,519
3,436	Series 2006-90, Class AO, PO, 09/25/36	2,799
1,138	Series 2006-109, Class PO, PO, 11/25/36	976
9,079	Series 2006-110, Class PO, PO, 11/25/36	7,041
2,689	Series 2006-115, Class OK, PO, 12/25/36	2,129
4,581	Series 2006-119, Class PO, PO, 12/25/36	3,555
1,300	Series 2006-128, Class BP, 5.50%, 01/25/37	1,295
2,123	Series 2006-128, Class PO, PO, 01/25/37	1,712
25,680	Series 2007-7, Class SG, IF, IO, 1.72%, 08/25/36	663
3,875	Series 2007-14, Class OP, PO, 03/25/37	3,106
39,328	Series 2007-35, Class SI, IF, IO, 1.32%, 04/25/37	1,548
1,500	Series 2007-47, Class PC, 5.00%, 07/25/33	1,475
2,000	Series 2007-79, Class PC, 5.00%, 01/25/32	1,952
4,464	Series 2007-84, Class PG, 6.00%, 12/25/36	4,523
17,880	Series 2007-106, Class A7, VAR, 6.25%, 10/25/37	17,973
2	Series G-17, Class S, FRN, HB, 586.80%, 06/25/21	46
159	Series G-28, Class S, IF, 10.29%, 09/25/21	187
116	Series G-35, Class M, 8.75%, 10/25/21	128
50	Series G-51, Class SA, IF, 18.23%, 12/25/21	65
194	Series G92-15, Class Z, 7.00%, 01/25/22	198
-(h)	Series G92-27, Class SQ, IF, HB, 5954.40%, 05/25/22	64
612	Series G92-35, Class E, 7.50%, 07/25/22	653
-(h)	Series G92-35, Class G, HB, 1184.78%, 07/25/22	12
68	Series G92-42, Class Z, 7.00%, 07/25/22	72
3,298	Series G92-44, Class ZQ, 8.00%, 07/25/22	3,537
1,927	Series G92-45, Class Z, 6.00%, 08/25/22	1,976
94	Series G92-52, Class FD, FRN, 4.83%, 09/25/22	93
845	Series G92-54, Class ZQ, 7.50%, 09/25/22	906
102	Series G92-59, Class F, FRN, 5.08%, 10/25/22	102
192	Series G92-61, Class Z, 7.00%, 10/25/22	202
161	Series G92-62, Class B, PO, 10/25/22	139
698	Series G93-1, Class KA, 7.90%, 01/25/23	756
201	Series G93-14, Class J, 6.50%, 03/25/23	209
472	Series G93-17, Class SI, IF, 6.00%, 04/25/23	485
461	Series G93-27, Class FD, FRN, 5.69%, 08/25/23	467
109	Series G93-37, Class H, PO, 09/25/23	94
152	Series G93-5, Class Z, 6.50%, 02/25/23	157
136	Series G95-1, Class C, 8.80%, 01/25/25	151
	Federal National Mortgage Association Whole Loan,
291	Series 2002-W5, Class A7, 6.25%, 08/25/30	291
597	Series 2002-W5, Class A10, IF, IO, 3.32%, 11/25/30	21
2,856	Series 2003-W1, Class 1A1, 6.50%, 12/25/42	2,977
952	Series 2003-W1, Class 2A, 7.50%, 12/25/42	1,013
490	Series 2003-W4, Class 2A, 6.50%, 10/25/42	512
3,491	Series 2004-W2, Class 2A2, 7.00%, 02/25/44	3,710
	Government National Mortgage Association,
2,307	Series 1994-3, Class PQ, 7.49%, 07/16/24	2,435

1,441	Series 1994-4, Class KQ, 7.99%, 07/16/24	1,521
6,721	Series 1994-7, Class PQ, 6.50%, 10/16/24	7,074
1,109	Series 1996-16, Class E, 7.50%, 08/16/26	1,158
1,673	Series 1997-8, Class PN, 7.50%, 05/16/27	1,756
391	Series 1997-11, Class D, 7.50%, 07/20/27	405
895	Series 1998-26, Class K, 7.50%, 09/17/25	947
5,168	Series 1999-4, Class ZB, 6.00%, 02/20/29	5,283
4,482	Series 1999-10, Class ZC, 6.50%, 04/20/29	4,624
592	Series 1999-15, Class E, 6.50%, 01/16/29	601
874	Series 1999-30, Class S, IF, IO, 3.94%, 08/16/29	72
48	Series 1999-33, Class SM, IF, 9.20%, 09/16/29	53
936	Series 1999-40, Class ZW, 7.50%, 11/20/29	994
1,413	Series 1999-41, Class Z, 8.00%, 11/16/29	1,491
418	Series 1999-44, Class PC, 7.50%, 12/20/29	441
5,913	Series 1999-44, Class ZC, 8.50%, 12/16/29	6,648
1,310	Series 1999-44, Class ZG, 8.00%, 12/20/29	1,383
1,078	Series 2000-6, Class Z, 7.50%, 02/20/30	1,107
502	Series 2000-9, Class Z, 8.00%, 06/20/30	542
5,507	Series 2000-9, Class ZJ, 8.50%, 02/16/30	6,002
980	Series 2000-12, Class ST, IF, 15.92%, 02/16/30	1,261
1,201	Series 2000-14, Class PD, 7.00%, 02/16/30	1,260
353	Series 2000-16, Class ZN, 7.50%, 02/16/30	372
7,215	Series 2000-21, Class Z, 9.00%, 03/16/30	7,993
965	Series 2000-26, Class TZ, 8.50%, 09/20/30	1,105
370	Series 2000-26, Class Z, 7.75%, 09/20/30	369
74	Series 2000-30, Class ST, IF, 11.05%, 12/16/22	85
1,110	Series 2000-31, Class Z, 9.00%, 10/20/30	1,131
322	Series 2000-34, Class SG, IF, IO, 3.79%, 10/20/30	6
619	Series 2000-35, Class ZA, 9.00%, 11/20/30	674
87	Series 2000-36, Class IK, IO, 9.00%, 11/16/30	14
461	Series 2000-37, Class B, 8.00%, 12/20/30	477
250	Series 2000-38, Class AH, 7.15%, 12/20/30	255
483	Series 2001-4, Class SJ, IF, IO, 3.46%, 01/19/30	54
762	Series 2001-6, Class SD, IF, IO, 3.89%, 03/16/31	79
1,226	Series 2001-7, Class PK, 6.50%, 03/20/31	1,271
3,427	Series 2001-8, Class Z, 6.50%, 03/20/31	3,538
56	Series 2001-32, Class WA, IF, 8.27%, 07/20/31	59
830	Series 2001-35, Class SA, IF, IO, 3.59%, 08/16/31	78
668	Series 2001-36, Class S, IF, IO, 3.39%, 08/16/31	63
261	Series 2001-60, Class VP, 6.50%, 07/20/17	261
2,800	Series 2001-64, Class MQ, 6.50%, 12/20/31	2,897
809	Series 2002-3, Class SP, IF, IO, 2.73%, 01/16/32	63
1,435	Series 2002-7, Class PG, 6.50%, 01/20/32	1,473
3,539	Series 2002-24, Class AG, IF, IO, 3.29%, 04/16/32	326
328	Series 2002-24, Class SB, IF, 4.94%, 04/16/32	322
8,608	Series 2002-31, Class SE, IF, IO, 2.84%, 04/16/30	767
2,848	Series 2002-40, Class UK, 6.50%, 06/20/32	2,983
136	Series 2002-41, Class SV, IF, 9.00%, 06/16/32	149
10,721	Series 2002-45, Class QE, 6.50%, 06/20/32	11,219
3,976	Series 2002-47, Class PG, 6.50%, 07/16/32	4,147

6,895	Series 2002-47, Class ZA, 6.50%, 07/20/32	7,091
196	Series 2002-51, Class SG, IF, 11.96%, 04/20/31	227
4,629	Series 2002-52, Class GH, 6.50%, 07/20/32	4,866
1,728	Series 2002-54, Class GB, 6.50%, 08/20/32	1,810
2,360	Series 2002-70, Class AV, 6.00%, 03/20/12	2,403
5,950	Series 2002-70, Class PS, IF, IO, 2.96%, 08/20/32	396
1,411	Series 2002-75, Class PB, 6.00%, 11/20/32	1,417
1,219	Series 2002-79, Class KV, 6.00%, 11/20/13	1,240
1,279	Series 2002-80, Class EB, 7.00%, 01/20/32	1,288
2,564	Series 2002-88, Class VA, 6.00%, 12/20/17	2,611
2,542	Series 2003-4, Class NI, IO, 5.50%, 01/20/32	258
1,406	Series 2003-4, Class NY, 5.50%, 12/20/13	1,428
4,181	Series 2003-11, Class SK, IF, IO, 3.04%, 02/16/33	413
1,947	Series 2003-12, Class SP, IF, IO, 2.96%, 02/20/33	147
453	Series 2003-24, Class PO, PO, 03/16/33	386
1,960	Series 2003-40, Class TC, 7.50%, 03/20/33	2,122
1,960	Series 2003-40, Class TJ, 6.50%, 03/20/33	2,063
1,120	Series 2003-46, Class MG, 6.50%, 05/20/33	1,190
2,072	Series 2003-46, Class TC, 6.50%, 03/20/33	2,211
1,443	Series 2003-52, Class AP, PO, 06/16/33	1,180
3,196	Series 2003-58, Class BE, 6.50%, 01/20/33	3,413
4,892	Series 2003-76, Class LS, IF, IO, 2.46%, 09/20/31	252
538	Series 2003-90, Class PO, PO, 10/20/33	465
1,108	Series 2003-95, Class SC, IF, IO, 2.31%, 09/17/31	12
1,820	Series 2003-98, Class PC, 5.00%, 02/20/29	1,819
6,549	Series 2003-112, Class SA, IF, IO, 1.89%, 12/16/33	373
13,434	Series 2004-11, Class SW, IF, IO, 0.76%, 02/20/34	667
1,668	Series 2004-28, Class S, IF, 6.85%, 04/16/34	1,790
25,432	Series 2004-68, Class SA, IF, IO, 2.06%, 05/20/31	1,404
2,564	Series 2004-73, Class AE, IF, 5.19%, 08/17/34	2,584
17,354	Series 2004-73, Class JL, IF, IO, 1.89%, 09/16/34	1,188
3,623	Series 2004-83, Class AP, IF, 4.19%, 10/16/34	3,697
31,602	Series 2005-3, Class SK, IF, IO, 2.01%, 01/20/35	2,653
32,400	Series 2005-17, Class SL, IF, IO, 1.96%, 07/20/34	2,540
1,593	Series 2006-57, Class PZ, 5.57%, 10/20/36	1,614
259	Series 2006-38, Class ZL, 6.50%, 09/20/33	258
3,666	Series 2007-28, Class BO, PO, 05/20/37	3,107
7,888	Series 2007-49, Class NO, PO, 12/20/35	6,705
	Vendee Mortgage Trust,
1,500	Series 1994-1, Class 1, VAR, 5.63%, 02/15/24	1,532
13,610	Series 1994-1, Class 2ZB, 6.50%, 02/15/24	14,688
2,133	Series 1996-1, Class 1Z, 6.75%, 02/15/26	2,311
1,419	Series 1996-2, Class 1Z, 6.75%, 06/15/26	1,529
3,271	Series 1997-1, Class 2Z, 7.50%, 02/15/27	3,545
4,026	Series 1998-1, Class 2E, 7.00%, 09/15/27	4,288
		1,267,509

Non-Agency CMO — 13.9%
2,076	ABN AMRO Mortgage Corp.,
	Series 2003-9, Class A2, 4.50%, 08/25/18	2,043

7,000	American Home Mortgage Investment Trust,
	Series 2005-3, Class 2A4, FRN, 4.85%, 09/25/35	6,697
	Banc of America Alternative Loan Trust,
638	Series 2003-1, Class A, PO, 02/25/33	530
1,059	Series 2003-11, Class PO, PO, 01/25/34	866
844	Series 2004-6, Class 15, PO, 07/25/19	698
1,433	Series 2005-5, Class 1CB1, 5.50%, 06/25/35	1,352
	Banc of America Funding Corp.,
2,912	Series 2003-3, Class 1A33, 5.50%, 10/25/33	2,881
6,407	Series 2003-QS9, Class A3, FRN, 4.11%, 03/20/35	6,338
1,721	Series 2004-1, Class PO, PO, 03/25/34	1,357
3,000	Series 2005-6, Class 2A7, 5.50%, 10/25/35	2,957
3,237	Series 2005-7, Class 30, PO, 11/25/35	2,257
1,453	Series 2005-8, Class 30, PO, 01/25/36	1,069
3,641	Series 2006-1, Class X, PO, 01/25/36	2,473
	Banc of America Mortgage Securities, Inc.,
699	Series 2003-7, Class A2, 4.75%, 09/25/18	692
1,145	Series 2003-8, Class A, PO, 11/25/33	846
15,528	Series 2004-3, Class 15, IO, VAR, 0.21%, 04/25/19	87
663	Series 2004-4, Class A, PO, 05/25/34	525
3,151	Series 2004-5, Class 2A2, 5.50%, 06/25/34	2,766
2,627	Series 2004-6, Class A, PO, 07/25/34	2,005
516	Series 2004-8, Class 5, PO, 05/25/32	427
1,343	Series 2004-8, Class X, PO, 10/25/34	1,094
856	Series 2004-9, Class 3, PO, 09/25/32	702
8,581	Series 2004-E, Class 2A5, FRN, 4.11%, 06/25/34	8,869
5,839	Series 2004-J, Class 3A1, FRN, 5.07%, 11/25/34	5,795
	Bear Stearns Adjustable Rate Mortgage Trust,
1,404	Series 2003-7, Class 3A, VAR, 4.95%, 10/25/33	1,405
609	Series 2004-4, Class A4, VAR, 3.55%, 06/25/34	604
19,360	Series 2006-1, Class A1, FRN, 4.62%, 02/25/36	19,058
2,668	Cendant Mortgage Corp.,
	Series 2003-8, Class 1P, PO, 10/25/33	1,985
2,336	Chase Mortgage Finance Corp.,
	Series 2003-S6, Class A1, 5.00%, 06/25/18	2,345
	Citicorp Mortgage Securities, Inc.,
633	Series 1993-14, Class A3, FRN, 6.01%, 11/25/23	634
8,248	Series 2004-1, Class 3A1, 4.75%, 01/25/34	8,145
1,690	Series 2004-5, Class 2A5, 4.50%, 08/25/34	1,655
	Citigroup Mortgage Loan Trust, Inc.,
1,238	Series 2003-1, Class 2, PO, 10/25/33	932
611	Series 2003-1, Class 2A6, PO, 10/25/33	344
1,015	Series 2003-1, Class A3, PO, 10/25/33	766
282	Series 2003-1, Class WPO1, PO, 06/25/16	256
1,104	Series 2003-UP3, Class A3, 7.00%, 09/25/33	1,130
1,505	Series 2003-UST1, Class 1, PO, 12/25/18	1,246
718	Series 2003-UST1, Class 3, PO, 12/25/18	605
4,817	Series 2003-UST1, Class A1, 5.50%, 12/25/18	4,837
1,275	Series 2005-1, Class 2A1A, VAR, 4.90%, 04/25/35	1,275
3,500	Series 2005-5, Class 1A2, FRN, 5.39%, 08/25/35	3,493

	Countrywide Alternative Loan Trust,
2,425	Series 2002-8, Class A4, 6.50%, 07/25/32	2,434
723	Series 2002-17, Class A7, 2.50%, 01/25/33	663
1,000	Series 2003-6T2, Class A6, 5.50%, 06/25/33	1,011
6,230	Series 2004-2CB, Class 1A9, 5.75%, 03/25/34	5,112
2,630	Series 2004-14T2, Class A5, 5.50%, 08/25/34	2,421
2,240	Series 2004-18CB, Class 2A2, 5.13%, 09/25/34	2,235
3,156	Series 2005-5R, Class A1, 5.25%, 12/25/18	3,165
38,045	Series 2005-22T1, Class A2, IF, IO, 0.28%, 06/25/35	742
1,970	Series 2005-26CB, Class A10, IF, 4.37%, 07/25/35	1,973
8,000	Series 2005-28CB, Class 1A4, 5.50%, 08/25/35	7,636
654	Series 2005-28CB, Class 1A5, 5.50%, 08/25/35	653
654	Series 2005-28CB, Class 3A5, 6.00%, 08/25/35	655
1,468	Series 2005-54CB, Class 1A7, 5.50%, 11/25/35	1,467
8,000	Series 2005-54CB, Class 1A11, 5.50%, 11/25/35	7,444
2,859	Series 2005-64CB, Class 1A9, 5.50%, 12/25/35	2,508
27,402	Series 2005-J1, Class 1A4, IF, IO, 0.31%, 02/25/35	434
1,500	Series 2007-21CB, Class 2A6, 6.00%, 09/25/37	1,155
	Countrywide Home Loan Mortgage Pass-Through Trust,
8,563	Series 2002-22, Class A20, 6.25%, 10/25/32	8,534
7,218	Series 2003-26, Class 1A6, 3.50%, 08/25/33	6,256
3,822	Series 2003-29, Class A1, 5.50%, 08/25/33	3,797
873	Series 2003-34, Class A11, 5.25%, 09/25/33	777
1,120	Series 2003-44, Class A9, PO, 10/25/33	784
1,934	Series 2003-57, Class A6, 5.50%, 01/25/34	1,934
1,096	Series 2003-J2, Class A17, IF, IO, 2.61%, 04/25/33	41
5,377	Series 2003-J7, Class 4A3, IF, 3.61%, 08/25/18	5,304
739	Series 2004-7, Class 2A1, FRN, 4.04%, 06/25/34	742
1,507	Series 2004-HYB1, Class 2A, VAR, 4.22%, 05/20/34	1,529
5,383	Series 2004-HYB3, Class 2A, VAR, 4.07%, 06/20/34	5,333
3,077	Series 2004-HYB6, Class A3, VAR, 5.10%, 11/20/34	3,071
2,195	Series 2004-J8, Class 1A2, 4.75%, 11/25/19	2,172
2,440	Series 2005-16, Class A21, 5.50%, 09/25/35	2,450
1,000	Series 2005-16, Class A23, 5.50%, 09/25/35	978
7,875	Series 2005-22, Class 2A1, FRN, 5.26%, 11/25/35	7,865
	CS First Boston Mortgage Securities Corp.,
8,725	Series 1998-C2, Class A2, 6.30%, 11/15/30	8,769
3,084	Series 2003-23, Class 3A10, 5.75%, 09/25/33	3,079
1,970	Series 2003-25, Class 2A1, 4.50%, 10/25/18	1,895
670	Series 2004-5, Class 5P, PO, 08/25/19	543
1,624	Series 2005-9, Class AP, PO, 10/25/35	1,215
863	Series 2005-10, Class AP, PO, 11/25/35	625
	First Boston Mortgage Securities Corp.,
167	Series C, Class IO, IO, 10.97%, 04/25/17	40
81	Series C, Class PO, PO, 04/25/17	72
2,816	First Horizon Alternative Mortgage Securities,
	Series 2005-FA8, Class 1A19, 5.50%, 11/25/35	2,461
	First Horizon Asset Securities, Inc.,
103	Series 2003-3, Class 1A3, 4.50%, 05/25/33	103
955	Series 2003-7, Class 2A1, 4.50%, 09/25/18	936

2,639	Series 2003-9, Class 1A6, 5.50%, 11/25/33	2,281
5,159	Series 2004-AR2, Class 2A1, FRN, 4.58%, 05/25/34	5,149
8,048	Series 2004-AR7, Class 2A1, FRN, 4.91%, 02/25/35	8,067
10,397	Series 2005-AR1, Class 2A2, FRN, 5.01%, 04/25/35	10,443
	GMAC Mortgage Corp. Loan Trust,
4,376	Series 2003-J7, Class A2, 4.50%, 11/25/33	4,313
1,934	Series 2003-J8, Class A, 5.25%, 12/25/33	1,848
2,464	Series 2004-J1, Class A15, 5.25%, 04/25/34	2,472
5,766	Series 2005-AR3, Class 3A3, VAR, 4.85%, 06/19/35	5,728
5,000	Series 2005-AR3, Class 3A4, VAR, 4.85%, 06/19/35	4,967
	GSR Mortgage Loan Trust,
1,324	Series 2003-3F, Class 4A3, 5.75%, 04/25/33	1,273
4,300	Series 2004-6F, Class 3A4, 6.50%, 05/25/34	4,415
1,944	Series 2004-10F, Class 2A1, 5.00%, 08/25/19	1,947
802	Series 2004-13F, Class 3A3, 6.00%, 11/25/34	724
407	Series 2004-15F, Class AP, PO, 12/25/34	342
7,558	Series 2005-7F, Class 3A9, 6.00%, 09/25/35	7,610
967	Series 2005-AR6, Class 3A1, FRN, 4.56%, 09/25/35	956
9,330	Series 2006-1F, Class 2A4, 6.00%, 02/25/36	9,530
13,000	Series 2007-1F, Class 2A4, 5.50%, 01/25/37	12,833
305	Impac Secured Assets CMN Owner Trust,
	Series 2004-3, Class 1A4, FRN, 5.19%, 11/25/34	304
46,464	Indymac Index Mortgage Loan Trust,
	Series 2005-AR11, Class A7, FRN, IO, 0.72%, 08/25/35	588
5,832	Lehman Mortgage Trust,
	Series 2006-2, Class 1A1, VAR, 6.48%, 04/25/36	5,871
10,201	Master Resecuritization Trust,
	Series 2005-PO, Class 3, PO, 05/28/35 (e)	7,036
	MASTR Adjustable Rate Mortgages Trust,
7,173	Series 2004-13, Class 2A1, FRN, 3.82%, 04/21/34	7,089
12,000	Series 2004-13, Class 3A6, FRN, 3.79%, 11/21/34	11,845
3,563	Series 2004-15, Class 3A1, VAR, 6.62%, 12/25/34	3,594
	MASTR Alternative Loans Trust,
1,231	Series 2003-9, Class 8A1, 6.00%, 01/25/34	1,193
3,267	Series 2004-3, Class 2A1, 6.25%, 04/25/34	3,328
991	Series 2004-6, Class 7A1, 6.00%, 07/25/34	1,000
1,687	Series 2004-7, Class 30, PO, 07/25/34	1,274
1,323	Series 2004-7, Class 30, PO, 08/25/34	1,069
5,696	Series 2004-8, Class 6A1, 5.50%, 09/25/19	5,629
1,831	Series 2004-10, Class 1A1, 4.50%, 09/25/19	1,790
	MASTR Asset Securitization Trust,
815	Series 2003-1, Class 2A12, 5.00%, 06/25/30	814
1,771	Series 2003-2, Class 2A1, 4.50%, 03/25/18	1,738
2,000	Series 2003-2, Class 2A10, 4.50%, 03/25/18	1,896
1,063	Series 2003-4, Class 2A2, 5.00%, 05/25/18	1,065
1,391	Series 2003-11, Class 6A2, 4.00%, 12/25/33	1,380
4,016	Series 2003-12, Class 6A1, 5.00%, 12/25/33	3,874
1,144	Series 2003-12, Class 30, PO, 12/25/33	877
745	Series 2004-1 Class 30, PO, 02/25/34	586
1,078	Series 2004-4, Class 3A1, 4.50%, 04/25/19	1,065

1,410	Series 2004-6, Class 15, PO, 05/25/19	1,124
7,741	Series 2004-8, Class 1A1, 4.75%, 08/25/19	7,659
788	Series 2004-8, Class PO, PO, 08/25/19	636
4,533	Series 2004-9, Class 5A1, 5.25%, 09/25/19	4,535
961	Medallion Trust (Australia),
	Series 2004-1G, Class A1, FRN, 5.16%, 05/25/35	950
269	Merrill Lynch Trust,
	Series 47, Class Z, 8.99%, 10/20/20	290
-(h)	Morgan Stanley Mortgage Trust,
	Series 35, Class 2, IF, HB, 8463.60%, 04/20/21	1
4,250	MortgageIT Trust,
	Series 2005-1, Class 1A1, FRN, 5.11%, 02/25/35	4,217
	Nomura Asset Acceptance Corp.,
1,997	Series 2003-A1, Class A1, 5.50%, 05/25/33	1,971
1,320	Series 2003-A1, Class A2, 6.00%, 05/25/33	1,325
103	Series 2003-A1, Class A5, 7.00%, 04/25/33	103
290	Series 2003-A1, Class A7, 5.00%, 04/25/18	290
1,728	Series 2004-R2, Class A1, VAR, 6.50%, 10/25/34 (e)	1,736
	Paine Webber CMO Trust,
16	Series H, Class 4, 8.75%, 04/01/18	17
58	Series P, Class 4, 8.50%, 08/01/19	60
	Residential Accredit Loans, Inc.,
5,100	Series 2001-QS19, Class A2, 6.00%, 12/25/16	5,053
3,898	Series 2002-QS8, Class A5, 6.25%, 06/25/17	3,882
1,181	Series 2002-QS16, Class A3, IF, 6.61%, 10/25/17	1,223
2,516	Series 2003-QR19, Class CB4, 5.75%, 10/25/33	2,423
2,443	Series 2003-QS3, Class A2, IF, 5.96%, 02/25/18	2,555
2,291	Series 2003-QS3, Class A8, IF, IO, 2.81%, 02/25/18	174
5,909	Series 2003-QS9, Class A3, IF, IO, 2.76%, 05/25/18	539
5,196	Series 2003-QS12, Class A2A, IF, IO, 2.81%, 06/25/18	459
1,581	Series 2003-QS12, Class A5, IO, 5.00%, 06/25/18	225
10,739	Series 2003-QS14, Class A1, 5.00%, 07/25/18	10,675
3,693	Series 2003-QS18, Class A1, 5.00%, 09/25/18	3,673
1,680	Series 2004-QS8, Class A2, 5.00%, 06/25/34	1,654
3,000	Series 2005-QA6, Class A32, VAR, 5.62%, 05/25/35	2,945
2,345	Series 2005-QA7, Class A21, VAR, 4.82%, 07/25/35	2,298
766	Series 2006-QS4, Class A7, IF, 5.32%, 04/25/36	764
1,269	Series 2007-QS1, Class 1A1, 6.00%, 01/25/37	1,306
	Residential Asset Securitization Trust,
1,744	Series 2003-A13, Class A3, 5.50%, 01/25/34	1,604
482	Series 2003-A14, Class A1, 4.75%, 02/25/19	474
1,164	Series 2005-A11, Class PO, PO, 10/25/35	897
5,268	Series 2006-A4, Class 2A5, 6.00%, 05/25/36	5,275
	Residential Funding Mortgage Securities I,
7,051	Series 2003-S7, Class A17, 4.00%, 05/25/33	6,526
2,240	Series 2003-S12, Class 4A5, 4.50%, 12/25/32	2,154
1,680	Series 2003-S13, Class A3, 5.50%, 06/25/33	1,530
1,819	Series 2003-S14, Class A4, PO, 07/25/18	1,540
705	Series 2004-S6, Class 2A6, PO, 06/25/34	557
3,068	Series 2005-SA4, Class 1A1, VAR, 4.95%, 09/25/35	3,123

399	Residential Funding Securities LLC,
	Series 2003-RM2, Class AP3, PO, 05/25/33	323
27	Rural Housing Trust,
	Series 1987-1, Class 3B, 7.33%, 04/01/26	27
	Salomon Brothers Mortgage Securities VII, Inc.,
26	Series 2000-UP1, Class A2, 8.00%, 09/25/30	26
623	Series 2003-UP2, Class 1, PO, 12/25/18	547
4,200	Structured Adjustable Rate Mortgage Loan Trust,
	Series 2004-6, Class 5A4, VAR, 4.97%, 06/25/34	4,038
	Structured Asset Securities Corp.,
220	Series 2002-10H, Class 1AP, PO, 05/25/32	202
3,120	Series 2003-8, Class 1A2, 5.00%, 04/25/18	3,088
2,078	Series 2003-30, Class 1A1, 5.50%, 10/25/33	2,065
11,615	Series 2004-20, Class 1A3, 5.25%, 11/25/34	11,354
	WaMu Mortgage Pass Through Certificates,
1,305	Series 2003-AR4, Class A6, VAR, 3.42%, 05/25/33	1,304
2,240	Series 2003-AR7, Class A6, VAR, 3.03%, 08/25/33	2,230
4,525	Series 2003-S8, Class A4, 4.50%, 09/25/18	4,380
2,240	Series 2003-S8, Class A6, 4.50%, 09/25/18	2,178
1,258	Series 2003-S9, Class P, PO, 10/25/33	948
757	Series 2003-S10, Class A6, PO, 10/25/18	594
854	Series 2004-AR3, Class A2, VAR, 4.24%, 06/25/34	845
1,196	Series 2004-RS2, Class A4, 5.00%, 11/25/33	949
906	Series 2006-AR10, Class 2P, VAR, 0.00%, 09/25/36	807
	Washington Mutual Alternative Mortgage Pass-Through Certificates,
662	Series 2005-1, Class CP, PO, 03/25/35	519
38,224	Series 2005-2, Class 1A4, IF, IO, 0.26%, 04/25/35	707
10,143	Series 2005-2, Class 2A3, IF, IO, 0.21%, 04/25/35	187
7,000	Series 2005-4, Class CB7, 5.50%, 06/25/35	6,782
3,333	Series 2005-6, Class 2A4, 5.50%, 08/25/35	3,261
1,550	Series 2006-1, Class 3A2, 5.75%, 02/25/36	1,546
983	Washington Mutual MSC Mortgage Pass-Through Certificates,
	Series 2002-MS12, Class A, 6.50%, 05/25/32	984
	Wells Fargo Mortgage Backed Securities Trust,
1,400	Series 2003-8, Class A9, 4.50%, 08/25/18	1,351
1,448	Series 2003-11, Class 1A, PO, 10/25/18	1,203
3,360	Series 2003-11, Class 1A4, 4.75%, 10/25/18	3,344
2,800	Series 2003-13, Class A7, 4.50%, 11/25/18	2,679
2,199	Series 2003-16, Class 2A1, 4.50%, 12/25/18	2,152
1,634	Series 2003-17, Class 2A4, 5.50%, 01/25/34	1,629
1,727	Series 2003-K, Class 1A2, FRN, 4.49%, 11/25/33	1,669
3,135	Series 2004-7, Class 2A1, 4.50%, 07/25/19	3,062
2,615	Series 2004-7, Class 2A2, 5.00%, 07/25/19	2,603
7,589	Series 2004-BB, Class A4, FRN, 4.56%, 01/25/35	7,538
6,410	Series 2004-EE, Class 3A1, FRN, 3.99%, 12/25/34	6,358
5,147	Series 2004-P, Class 2A1, FRN, 4.24%, 09/25/34	5,131
4,200	Series 2004-S, Class A5, FRN, 3.54%, 09/25/34	4,150
1,699	Series 2005-14, Class 2A, PO, 12/25/35	1,211
1,058	Series 2005-AR10, Class 2A4, FRN, 4.11%, 06/25/35	1,045
1,550	Series 2007-7, Class A7, 6.00%, 06/25/37	1,493

553,808
Total Collateralized Mortgage Obligations
(Cost $1,811,271)	1,821,317

Commercial Mortgage-Backed Securities --1.4%
7,500	Banc of America Commercial Mortgage, Inc.,
	Series 2005-6, Class ASB, VAR, 5.35%, 09/10/47	7,499
	Bear Stearns Commercial Mortgage Securities,
120	Series 2000-WF1, Class A1, VAR, 7.64%, 02/15/32	121
106	Series 2004-T16, Class A2, 3.70%, 02/13/46	106
4,640	Series 2006-PW11, Class A4, VAR, 5.62%, 03/11/39	4,682
1,827	Series 2006-PW14, Class A1, 5.04%, 12/11/38	1,834
3,050	Series 2005-PWR9, Class AAB, 4.80%, 09/11/42	3,015
3,643	Citigroup Commercial Mortgage Trust,
	Series 2006-C4, Class A1, VAR, 5.91%, 03/15/49	3,706
956	DLJ Commercial Mortgage Corp.,
	Series 1999-CG2, Class A1B, VAR, 7.30%, 06/10/32	982
	Merrill Lynch Mortgage Trust,
2,500	Series 2005-LC1, Class A4, VAR, 5.29%, 01/12/44	2,483
5,100	Series 2005-MCP1, Class ASB, VAR, 4.67%, 06/12/43	5,019
3,950	Merrill Lynch/Countrywide Commercial Mortgage Trust,
	Series 2006-1, Class A4, VAR, 5.61%, 02/12/39	3,977
	Morgan Stanley Capital I,
1,930	Series 2006-IQ12, Class A1, 5.26%, 12/15/43	1,944
1,277	Series 2006-T23, Class A1, 5.68%, 08/12/41	1,300
25	Morgan Stanley Dean Witter Capital I,
	Series 2002-TOP7, Class A2, 5.98%, 01/15/39	26
10,500	TIAA Seasoned Commercial Mortgage Trust (Cayman Islands),
	Series 2007-C4, Class A3, VAR, 6.10%, 08/15/39	10,834
7,585	Wachovia Bank Commercial Mortgage Trust,
	Series 2004-C15, Class A2, 4.04%, 10/15/41	7,457
	Total Commercial Mortgage-Backed Securities
	(Cost $55,115)	54,985

Corporate Bonds — 13.3%

Aerospace & Defense — 0.1%
1,600	Northrop Grumman Corp.,
	7.13%, 02/15/11	1,733
835	Systems 2001 AT LLC (Cayman Islands),
	7.16%, 12/15/11 (e)	895
5	United Technologies Corp.,
	6.10%, 05/15/12	5
		2,633

Airlines — 0.1%
538	American Airlines, Inc.,
	7.02%, 10/15/09	540
	Continental Airlines, Inc.,
1,400	7.06%, 09/15/09	1,417
461	7.26%, 03/15/20	476
	United Airlines, Inc.,

407	6.07%, 03/01/13	409
540	6.20%, 09/01/08	538
		3,380

Automobiles — 0.2%
	Daimler Finance North America LLC,
1,456	4.75%, 01/15/08	1,454
4,426	7.20%, 09/01/09	4,593
		6,047

Beverages — 0.0% (g)
	Anheuser-Busch Cos., Inc.,
800	5.50%, 01/15/18	804
1,100	5.75%, 04/01/36	1,103
		1,907

Capital Markets — 2.2%
	Bear Stearns Cos., Inc. (The),
6,321	3.25%, 03/25/09	6,072
1,000	5.70%, 11/15/14	951
2,650	6.40%, 10/02/17	2,590
	Credit Suisse USA, Inc.,
616	4.70%, 06/01/09	619
1,200	4.88%, 01/15/15	1,171
1,400	5.50%, 08/15/13	1,430
8,639	6.13%, 11/15/11	9,049
	Goldman Sachs Group, Inc. (The),
1,865	3.88%, 01/15/09	1,844
2,096	4.75%, 07/15/13	2,045
1,000	5.15%, 01/15/14 (c)	991
1,535	5.25%, 10/15/13	1,538
10	5.70%, 09/01/12	10
4,000	6.25%, 09/01/17 (c)	4,148
2,095	6.35%, 02/15/34 (c)	1,860
2,142	6.60%, 01/15/12	2,278
560	6.65%, 05/15/09	577
6,329	6.88%, 01/15/11	6,723
286	7.35%, 10/01/09	299
	Lehman Brothers Holdings, Inc.,
1,516	4.00%, 01/22/08	1,511
2,090	4.80%, 03/13/14 (c)	1,941
800	5.75%, 05/17/13	804
2,300	6.00%, 07/19/12 (c)	2,330
2,167	6.63%, 01/18/12	2,249
370	7.88%, 11/01/09	388
	Merrill Lynch & Co., Inc.,
1,120	3.13%, 07/15/08	1,100
1,176	3.70%, 04/21/08	1,164
2,912	4.13%, 01/15/09	2,868
500	4.79%, 08/04/10	497
3,340	5.45%, 07/15/14 (c)	3,246
1,000	5.70%, 05/02/17 (c)	951
550	6.05%, 08/15/12	559

3,800	6.40%, 08/28/17 (c)	3,852
	Morgan Stanley,
728	4.25%, 05/15/10	716
2,133	4.75%, 04/01/14	2,034
1,000	5.30%, 03/01/13	991
1,300	5.75%, 08/31/12	1,326
3,612	6.60%, 04/01/12	3,787
7,421	6.75%, 04/15/11	7,794
504	8.00%, 06/15/10	540
1,904	State Street Corp.,
	7.65%, 06/15/10	2,047
		86,890

Chemicals — 0.2%
1,680	Dow Capital BV (Netherlands),
	8.50%, 06/08/10	1,857
	Dow Chemical Co. (The),
450	6.00%, 10/01/12	469
580	6.13%, 02/01/11	602
1,345	7.38%, 11/01/29	1,471
1,300	Monsanto Co.,
	7.38%, 08/15/12	1,437
1,150	Potash Corp. of Saskatchewan (Canada),
	4.88%, 03/01/13	1,142
1,295	Praxair, Inc.,
	5.25%, 11/15/14	1,318
		8,296

Commercial Banks — 1.7%
	Barclays Bank plc (United Kingdom),
1,900	5.45%, 09/12/12	1,956
3,200	6.05%, 12/04/17 (e)	3,191
1,500	Cadets Trust,
	4.80%, 07/15/13 (e)	1,470
350	Fifth Third Bancorp,
	5.45%, 01/15/17	343
3,080	Firstar Bank N.A.,
	7.13%, 12/01/09	3,244
308	HSBC Holdings plc (United Kingdom),
	7.35%, 11/27/32	321
1,750	Huntington National Bank (The),
	8.00%, 04/01/10	1,886
	KEY Bank N.A.,
3,150	5.50%, 09/17/12	3,206
700	7.50%, 09/15/08	711
2,296	Keycorp,
	4.70%, 05/21/09	2,306
3,500	M & T Bank Corp.,
	6.63%, 12/04/17	3,514
2,250	Marshall & Ilsley Corp.,
	5.35%, 04/01/11	2,312
1,800	PNC Funding Corp.,

	5.25%, 11/15/15	1,757
	Popular North America, Inc.,
840	4.25%, 04/01/08	837
3,105	4.70%, 06/30/09	3,098
2,232	Royal Bank of Canada (Canada),
	3.88%, 05/04/09	2,216
	SunTrust Banks, Inc.,
3,100	5.25%, 11/05/12	3,132
1,000	6.00%, 09/11/17	1,014
1,120	6.38%, 04/01/11	1,172
1,400	U.S. Bancorp,
	7.50%, 06/01/26	1,606
	U.S. Bank N.A.,
690	6.38%, 08/01/11	733
4,256	6.50%, 02/01/08	4,258
	Wachovia Bank N.A.,
2,700	6.60%, 01/15/38	2,694
1,064	7.80%, 08/18/10	1,149
	Wachovia Corp.,
2,688	3.50%, 08/15/08	2,650
2,037	3.63%, 02/17/09	1,994
1,400	4.88%, 02/15/14	1,347
3,700	5.75%, 06/15/17 (c)	3,648
	Wells Fargo & Co.,
2,932	3.13%, 04/01/09	2,873
2,340	4.20%, 01/15/10	2,334
1,000	5.00%, 11/15/14 (c)	986
2,856	Wells Fargo Bank N.A.,
	7.55%, 06/21/10	3,074
		67,032

Communications Equipment — 0.0% (g)
1,100	Cisco Systems, Inc.,
	5.50%, 02/22/16	1,118

Computers & Peripherals — 0.2%
1,500	Hewlett-Packard Co.,
	5.40%, 03/01/17	1,525
	International Business Machines Corp.,
1,568	5.39%, 01/22/09	1,582
3,500	5.70%, 09/14/17	3,600
660	6.22%, 08/01/27	682
		7,389

Consumer Finance — 0.9%
840	American Express Credit Corp.,
	3.00%, 05/16/08 (c)	833
1,120	American General Finance Corp.,
	5.38%, 10/01/12	1,118
238	Capital One Bank,
	5.75%, 09/15/10	238
	Capital One Financial Corp.,
900	5.70%, 09/15/11	863

2,365	6.25%, 11/15/13	2,289
900	6.75%, 09/15/17	880
	HSBC Finance Corp.,
1,400	4.75%, 05/15/09	1,398
2,000	5.00%, 06/30/15	1,911
1,100	5.25%, 01/15/14	1,084
1,000	5.50%, 01/19/16	989
10,092	5.88%, 02/01/09	10,196
280	6.38%, 11/27/12	292
1,680	6.40%, 06/17/08	1,687
3,176	6.50%, 11/15/08	3,210
468	6.75%, 05/15/11	489
	International Lease Finance Corp.,
865	4.50%, 05/01/08	860
689	5.88%, 05/01/13 (c)	702
480	6.38%, 03/15/09	486
	SLM Corp.,
3,200	4.00%, 01/15/10	3,014
1,400	5.38%, 01/15/13	1,248
784	Toyota Motor Credit Corp.,
	2.88%, 08/01/08	771
952	Washington Mutual Financial Corp.,
	6.88%, 05/15/11	999
		35,557

Diversified Financial Services — 2.0%
	Associates Corp. of North America,
1,400	7.95%, 02/15/10	1,494
2,484	8.15%, 08/01/09	2,643
1,470	8.55%, 07/15/09	1,558
	Bank of America Corp.,
2,688	3.88%, 01/15/08	2,683
1,000	5.25%, 12/01/15 (c)	981
1,000	5.63%, 10/14/16	996
2,000	6.00%, 09/01/17 (c)	2,040
1,484	7.40%, 01/15/11	1,601
7,373	7.80%, 02/15/10	7,901
600	Caterpillar Financial Services Corp.,
	5.50%, 03/15/16	611
	CIT Group, Inc.,
2,100	5.00%, 02/13/14	1,877
3,000	7.63%, 11/30/12	3,026
	Citigroup, Inc.,
700	3.50%, 02/01/08	698
1,000	4.70%, 05/29/15 (c)	951
1,000	5.50%, 02/15/17	977
3,292	5.63%, 08/27/12	3,342
3,000	6.00%, 08/15/17 (c)	3,061
420	6.20%, 03/15/09	428
	General Electric Capital Corp.,
2,240	3.50%, 05/01/08	2,226

2,968	4.25%, 01/15/08	2,965
2,000	4.38%, 11/21/11	1,989
1,176	4.63%, 09/15/09	1,182
11,757	5.88%, 02/15/12	12,331
3,697	6.00%, 06/15/12	3,895
4,649	6.13%, 02/22/11	4,906
4,416	6.75%, 03/15/32	5,053
4,000	Genworth Global Funding Trusts,
	5.20%, 10/08/10	4,083
2,100	Pricoa Global Funding I,
	3.90%, 12/15/08 (e)	2,074
1,630	Textron Financial Corp.,
	5.13%, 02/03/11	1,673
		79,245

Diversified Telecommunication Services — 1.2%
2,295	AT&T, Inc.,
	5.63%, 06/15/16	2,329
1,288	Bellsouth Capital Funding Corp.,
	7.75%, 02/15/10	1,379
700	BellSouth Corp.,
	5.20%, 09/15/14	695
1,856	Bellsouth Telecommunications, Inc.,
	6.30%, 12/15/15	1,956
4,466	British Telecommunications plc (United Kingdom),
	8.62%, 12/15/10	4,901
785	Deutsche Telekom International Finance BV (Netherlands),
	5.25%, 07/22/13 (c)	781
	France Telecom S.A. (France),
4,695	7.75%, 03/01/11	5,103
1,000	8.50%, 03/01/31	1,325
1,120	GTE Corp
	7.51%, 04/01/09	1,160
3,164	Nynex Capital Funding Co.,
	SUB, 8.23%, 10/15/09	3,383
	Sprint Capital Corp.,
1,665	6.90%, 05/01/19	1,637
1,680	7.63%, 01/30/11	1,744
560	8.38%, 03/15/12	600
1,534	8.75%, 03/15/32	1,667
	Telecom Italia Capital S.A. (Luxembourg),
1,415	4.00%, 11/15/08	1,392
1,600	5.25%, 11/15/13	1,578
1,512	TELUS Corp. (Canada),
	8.00%, 06/01/11	1,648
	Verizon Communications, Inc.,
250	5.55%, 02/15/16	252
3,650	Verizon Florida, Inc.,
	6.13%, 01/15/13	3,764
	Verizon Global Funding Corp.,
4,621	7.25%, 12/01/10	4,957

1,540	7.38%, 09/01/12	1,705
823	Verizon Maryland, Inc.,
	6.13%, 03/01/12	861
880	Verizon New York, Inc.,
	7.38%, 04/01/32	955
1,232	Verizon Pennsylvania, Inc.,
	8.35%, 12/15/30	1,476
1,193	Verizon Virginia, Inc.,
	4.63%, 03/15/13	1,153
		48,401

Electric Utilities — 0.7%
392	Alabama Power Co.,
	4.70%, 12/01/10	397
392	Appalachian Power Co.,
	6.60%, 05/01/09	402
1,110	Arizona Public Service Co.,
	4.65%, 05/15/15	1,045
1,260	Carolina Power & Light Co.,
	5.13%, 09/15/13	1,265
1,300	CenterPoint Energy Houston Electric LLC,
	5.75%, 01/15/14	1,312
430	CenterPoint Energy Resources Corp.,
	6.13%, 11/01/17	438
2,814	Exelon Generation Co. LLC,
	6.95%, 06/15/11	2,969
500	Florida Power & Light Co.,
	5.95%, 10/01/33 (c)	508
254	Kiowa Power Partners LLC,
	4.81%, 12/30/13 (e)	257
2,560	Nisource Finance Corp.,
	6.15%, 03/01/13	2,696
1,250	Pacific Gas & Electric Co.,
	5.63%, 11/30/17	1,249
1,600	Pacificorp,
	4.30%, 09/15/08	1,596
675	Pepco Holdings, Inc.,
	6.45%, 08/15/12	708
1,320	Potomac Electric Power,
	6.50%, 11/15/37	1,350
	PSEG Power LLC,
2,190	5.50%, 12/01/15	2,153
1,322	7.75%, 04/15/11	1,422
1,255	8.63%, 04/15/31	1,554
3,350	Public Service Co. of Oklahoma,
	6.63%, 11/15/37	3,401
	Virginia Electric and Power Co.,
2,150	5.10%, 11/30/12	2,153
800	5.95%, 09/15/17	811
		27,686

Food & Staples Retailing — 0.1%

1,680	Kroger Co. (The),
	8.05%, 02/01/10	1,807
2,930	Safeway, Inc.,
	4.13%, 11/01/08	2,891
1,200	Wal-Mart Stores, Inc.,
	5.25%, 09/01/35	1,044
		5,742

Food Products — 0.1%
2,100	Kellogg Co.,
	5.13%, 12/03/12	2,116

Gas Utilities — 0.2%
220	Atmos Energy Corp.,
	5.13%, 01/15/13	216
1,008	KeySpan Gas East Corp.,
	7.88%, 02/01/10	1,078
	Spectra Energy Capital LLC,
3,645	6.25%, 02/15/13	3,837
980	8.00%, 10/01/19	1,152
1,150	TransCanada Pipelines Ltd. (Canada),
	4.00%, 06/15/13	1,089
		7,372

Health Care Providers & Services — 0.1%
2,035	UnitedHealth Group, Inc.,
	3.30%, 01/30/08	2,029

Household Durables — 0.0% (g)
1,485	Centex Corp.,
	5.70%, 05/15/14	1,292

Insurance — 1.2%
	American International Group, Inc.,
2,184	4.25%, 05/15/13	2,078
2,500	5.45%, 05/18/17	2,470
3,248	ASIF Global Financing XIX,
	4.90%, 01/17/13 (e)	3,203
3,360	ASIF Global Financing XXIII,
	3.90%, 10/22/08 (e)	3,316
2,520	Jackson National Life Global Funding,
	6.13%, 05/30/12 (e)	2,699
	John Hancock Global Funding II,
1,400	3.50%, 01/30/09 (e)	1,379
1,512	7.90%, 07/02/10 (e)	1,653
2,980	Liberty Mutual Group, Inc.,
	5.75%, 03/15/14 (c) (e)	3,033
2,464	MassMutual Global Funding II,
	3.50%, 03/15/10 (e)	2,439
1,624	Metropolitan Life Global Funding I,
	5.20%, 09/18/13 (e)	1,678
3,360	Monumental Global Funding II,
	4.38%, 07/30/09 (e)	3,374
	Nationwide Financial Services,
1,130	5.90%, 07/01/12	1,182

1,182	6.25%, 11/15/11	1,245
	New York Life Global Funding,
1,330	3.88%, 01/15/09 (e)	1,324
3,920	5.38%, 09/15/13 (e)	4,048
848	Pacific Life Global Funding,
	3.75%, 01/15/09 (e)	838
	Principal Life Global Funding I,
1,400	2.80%, 06/26/08 (e)	1,379
6,021	6.25%, 02/15/12 (e)	6,442
	Protective Life Secured Trusts,
1,199	4.00%, 10/07/09	1,203
3,360	4.00%, 04/01/11	3,361
350	XL Capital Ltd. (Cayman Islands),
	5.25%, 09/15/14 (c)	339
		48,683

Media — 0.6%
2,813	Comcast Cable Communications Holdings, Inc.,
	8.38%, 03/15/13	3,163
4,088	Comcast Cable Holdings LLC,
	9.80%, 02/01/12	4,748
	Comcast Corp.,
2,095	5.50%, 03/15/11	2,116
1,100	5.90%, 03/15/16	1,108
1,022	Cox Communications, Inc.,
	7.75%, 11/01/10	1,098
	Historic TW, Inc.,
1,232	7.48%, 01/15/08	1,235
2,415	9.15%, 02/01/23	2,939
1,337	ICI Communications, Inc.,
	7.13%, 02/15/28	1,405
900	News America, Inc.,
	7.25%, 05/18/18	999
1,200	Time Warner Cable, Inc.,
	5.85%, 05/01/17	1,186
	Time Warner Entertainment Co. LP,
2,020	8.38%, 03/15/23	2,353
1,288	10.15%, 05/01/12	1,521
255	Time Warner, Inc.,
	7.70%, 05/01/32	280
		24,151

Metals & Mining — 0.0% (g)
1,385	Alcoa, Inc.,
	5.55%, 02/01/17	1,359

Multi-Utilities — 0.2%
1,113	Dominion Resources, Inc.,
	6.25%, 06/30/12	1,161
2,100	DTE Energy Co.,
	6.65%, 04/15/09	2,153
	Duke Energy Carolinas LLC,
2,800	4.20%, 10/01/08 (c)	2,786

2,016	5.63%, 11/30/12	2,106
8,206

Multiline Retail — 0.1%
1,800	Nordstrom, Inc.,
	7.00%, 01/15/38	1,814

Oil, Gas & Consumable Fuels — 0.3%
455	Alberta Energy Co., Ltd. (Canada),
	7.38%, 11/01/31	505
500	Conoco Funding Co. (Canada),
	7.25%, 10/15/31	585
1,000	ConocoPhillips Canada Funding Co. I (Canada),
	5.63%, 10/15/16	1,027
2,520	ConocoPhillips Co.,
	8.75%, 05/25/10	2,770
1,155	Husky Energy, Inc. (Canada),
	6.15%, 06/15/19	1,185
1,230	Kerr-McGee Corp.,
	6.95%, 07/01/24	1,323
2,400	Marathon Oil Corp.,
	6.00%, 10/01/17	2,452
2,045	Pioneer Natural Resources Co.,
	5.88%, 07/15/16	1,865
		11,712

Paper & Forest Products — 0.1%
	International Paper Co.,
1,904	4.00%, 04/01/10	1,885
879	4.25%, 01/15/09	870
216	5.85%, 10/30/12	220
700	Weyerhaeuser Co.,
	6.75%, 03/15/12	738
		3,713

Personal Products — 0.0% (g)
856	Procter & Gamble Co.,
	9.36%, 01/01/21	1,085

Pharmaceuticals — 0.1%
350	Abbott Laboratories,
	6.15%, 11/30/37	363
865	Schering-Plough Corp.,
	6.00%, 09/15/17	893
790	Wyeth,
	6.45%, 02/01/24	844
		2,100

Real Estate Investment Trusts (REITs) — 0.0% (g)
1,750	HRPT Properties Trust,
	6.65%, 01/15/18	1,763

Real Estate Management & Development — 0.0% (g)
392	ERP Operating LP,
	4.75%, 06/15/09	392

Road & Rail — 0.2%
Burlington Northern Santa Fe Corp.,

1,375	6.13%, 03/15/09	1,396
1,425	7.13%, 12/15/10	1,514
300	7.29%, 06/01/36	339
400	Erac USA Finance Co.,
	6.38%, 10/15/17 (e)	396
	Norfolk Southern Corp.,
299	5.59%, 05/17/25	286
871	5.64%, 05/17/29	833
326	7.25%, 02/15/31	370
34	7.80%, 05/15/27	41
1,600	Union Pacific Corp.,
	5.65%, 05/01/17 (c)	1,610
		6,785

Software — 0.0% (g)
1,700	Oracle Corp. and Ozark Holding, Inc.,
	5.25%, 01/15/16	1,699

Thrifts & Mortgage Finance — 0.3%
784	Bank United,
	8.00%, 03/15/09	815
	Countrywide Home Loans, Inc.,
1,680	3.25%, 05/21/08 (c)	1,496
3,080	4.00%, 03/22/11	2,342
230	4.13%, 09/15/09	173
980	Washington Mutual Bank,
	6.88%, 06/15/11	927
	Washington Mutual, Inc.,
2,921	4.20%, 01/15/10	2,673
1,000	4.63%, 04/01/14	801
1,000	5.25%, 09/15/17	799
1,500	7.25%, 11/01/17	1,304
1,400	World Savings Bank FSB,
	4.50%, 06/15/09	1,402
		12,732

Water Utilities — 0.0% (g)
1,500	American Water Capital Corp.,
	6.09%, 10/15/17 (e)	1,568

Wireless Telecommunication Services — 0.2%
	New Cingular Wireless Services, Inc.,
4,047	7.88%, 03/01/11	4,389
1,215	8.75%, 03/01/31	1,570
2,500	Sprint Nextel Corp.,
	6.00%, 12/01/16	2,380
		8,339
	Total Corporate Bonds
	(Cost $524,803)	530,233

Foreign Government Securities — 0.6%
	Province of Quebec (Canada),
6,441	5.75%, 02/15/09	6,608
560	SUB, 7.37%, 03/06/26	709

	United Mexican States (Mexico),
2,313	4.63%, 10/08/08 (c)	2,308
2,035	5.88%, 01/15/14	2,118
2,105	6.38%, 01/16/13	2,236
4,881	7.50%, 04/08/33	5,906
2,925	8.30%, 08/15/31	3,821
	Total Foreign Government Securities
	(Cost $21,449)	23,706

Mortgage Pass-Through Securities — 10.3%
	Federal Home Loan Mortgage Corp. Gold Pools,
12,160	4.00%, 04/01/14 - 05/01/19	11,893
967	4.50%, 08/01/18	953
41,081	5.00%, 01/01/34 - 03/01/35	40,423
318	5.50%, 06/01/17	323
9,668	5.50%, 10/01/33 - 07/01/35	9,694
361	6.00%, 04/01/18	369
3,722	6.00%, 10/01/29 - 01/01/34	3,798
843	6.00%, 12/01/22	862
2,691	6.50%, 08/01/16 - 03/01/22	2,779
4,566	6.50%, 11/01/22 - 06/01/37	4,699
5,806	6.50%, 11/01/34 - 11/01/36	5,974
130	7.00%, 04/01/17	136
81	7.00%, 07/01/29	83
555	7.00%, 07/01/32 - 08/01/32	582
549	7.50%, 09/01/10 - 11/01/15	563
159	8.50%, 11/01/15	176
	Federal Home Loan Mortgage Corp. Conventional Pools,
-(h)	7.50%, 07/01/16	-(h)
51	12.00%, 08/01/15 - 07/01/19	56
4,074	ARM, 4.13%, 04/01/34	4,033
2,569	ARM, 4.27%, 12/01/33	2,621
2,000	ARM, 5.05%, 08/01/35	2,010
642	ARM, 5.18%, 09/01/32	654
3,907	ARM, 5.44%, 07/01/37	3,940
1,772	ARM, 5.58%, 01/01/37	1,792
3,126	ARM, 5.73%, 11/01/36	3,162
7,144	ARM, 5.89%, 10/01/36	7,269
948	ARM, 5.89%, 02/01/37	964
217	ARM, 6.94%, 07/01/19	219
142	ARM, 7.17%, 04/01/30	145
	Federal National Mortgage Association Various Pools,
956	3.50%, 04/01/19	896
15,161	4.00%, 07/01/18 - 12/01/20	14,646
2,580	4.50%, 11/01/14	2,589
52,945	4.50%, 06/01/18 - 12/01/19	52,180
5,192	4.50%, 11/01/33 - 02/01/35	4,944
26,349	5.00%, 12/01/16 - 09/01/19	26,421
1,524	5.00%, 12/01/32	1,494
32,559	5.00%, 06/01/33 - 09/01/35	31,971

2,337	5.50%, 06/01/12	2,367
13,797	5.50%, 07/01/19 - 09/01/19	13,985
20,383	5.50%, 02/01/33 - 03/01/34	20,468
1,995	6.00%, 02/01/14 - 04/01/24	2,044
9,551	6.00%, 06/01/16 - 07/01/21	9,782
5,627	6.00%, 12/01/28 - 09/01/33	5,742
1,251	6.50%, 03/01/17 - 08/01/20	1,291
5,253	6.50%, 05/01/22 - 04/01/36	5,440
1,165	6.50%, 03/01/29 - 08/01/31	1,213
1,567	7.00%, 03/01/17 - 09/01/17	1,634
1,501	7.00%, 04/01/17 - 03/01/36	1,571
1,324	7.00%, 12/01/36	1,364
142	7.50%, 03/01/17	148
-(h)	7.50%, 07/01/30	-(h)
397	8.00%, 11/01/12 - 11/01/15	410
2,474	8.00%, 03/01/27 - 11/01/28	2,651
202	9.00%, 05/01/18 - 04/01/26	217
70	9.50%, 07/01/28	77
440	10.89%, 04/15/19	512
51	12.50%, 01/01/16	57
3,683	ARM, 3.69%, 08/01/33	3,711
2,012	ARM, 4.11%, 09/01/33	1,981
1,313	ARM, 4.15%, 01/01/34	1,310
3,301	ARM, 4.22%, 09/01/33	3,267
1,728	ARM, 4.49%, 11/01/34	1,755
819	ARM, 4.54%, 01/01/36	815
586	ARM, 4.56%, 07/01/34	600
862	ARM, 4.67%, 05/01/35	868
7,616	ARM, 4.69%, 04/01/35	7,601
2,565	ARM, 4.75%, 11/01/34	2,559
2,755	ARM, 4.79%, 09/01/35	2,776
12,852	ARM, 4.83%, 01/01/35	12,882
2,997	ARM, 4.89%, 01/01/34	2,963
1,586	ARM, 4.90%, 08/01/35	1,591
1,250	ARM, 4.91%, 02/01/35	1,251
2,220	ARM, 4.93%, 08/01/34	2,218
2,638	ARM, 4.98%, 01/01/35	2,646
3,539	ARM, 4.98%, 03/01/35	3,551
5,085	ARM, 5.00%, 08/01/34 - 05/01/35	5,111
1,926	ARM, 5.02%, 08/01/34	1,923
2,404	ARM, 5.07%, 10/01/34	2,411
3,876	ARM, 5.12%, 11/01/33	3,892
4,437	ARM, 5.15%, 10/01/34	4,518
1,706	ARM, 5.20%, 02/01/36	1,715
2,941	ARM, 5.32%, 09/01/36	2,964
4,714	ARM, 5.47%, 06/01/36	4,735
26	ARM, 5.51%, 01/01/19	26
346	ARM, 5.53%, 09/01/27	350
348	ARM, 5.55%, 03/01/29	353
76	ARM, 6.71%, 03/01/19	76

	Government National Mortgage Association Pools,
4,333	5.50%, 06/15/33 - 09/15/34	4,398
565	6.50%, 06/15/17 - 12/15/17	582
1,670	6.50%, 03/15/28 - 04/15/33	1,738
2,736	7.00%, 02/15/33 - 04/15/37	2,879
443	7.50%, 11/15/22 - 11/15/31	471
969	8.00%, 01/15/16	1,025
409	8.00%, 09/15/22 - 09/20/28	441
98	8.50%, 05/20/25	107
10	9.00%, 12/15/16	10
	Total Mortgage Pass-Through Securities
	(Cost $407,231)	410,356

Municipal Bond — 0.1%
3,000	State of Illinois, Taxable Pension,
	GO, 5.10%, 06/01/33
	(Cost $3,000)	2,933

Supranational — 0.0% (g)
560	Corp. Andina de Fomento,
	5.20%, 05/21/13
	(Cost $559)	565

U.S. Government Agency Securities — 0.9%
17,287	Federal Home Loan Bank System,
	4.72%, 09/20/12	17,385
1,260	Federal Home Loan Mortgage Corp.,
	5.75%, 01/15/12	1,346
25	Federal Housing Authority,
	7.43%, 08/01/20	25
	Federal National Mortgage Association,
2,240	5.50%, 03/15/11	2,359
1,778	6.13%, 03/15/12 (c)	1,929
4,822	6.25%, 02/01/11	5,158
5,881	7.25%, 01/15/10	6,303
	Total U.S. Government Agency Securities
	(Cost $33,738)	34,505

U.S. Treasury Obligations — 18.9%
	U.S. Treasury Bonds,
4,685	6.13%, 11/15/27	5,716
1,000	6.25%, 08/15/23 (c)	1,208
1,120	7.13%, 02/15/23 (c)	1,459
24,490	7.25%, 08/15/22 (m)	32,088
1,142	7.50%, 11/15/16 (c)	1,440
1,680	7.63%, 02/15/25	2,322
8,717	7.88%, 02/15/21 (m)	11,816
4,870	8.75%, 05/15/17 (c)	6,662
4,789	8.75%, 08/15/20 (c)	6,874
336	8.88%, 02/15/19 (c)	476
4,094	9.88%, 11/15/15 (m)	5,762

3,650	11.25%, 02/15/15 (m)	5,348
14,721	11.75%, 11/15/14 (m)	17,114
45,445	12.00%, 08/15/13 (m)	48,076
3,095	12.50%, 08/15/14 (m)	3,572
	U.S. Treasury Bonds Coupon STRIPS,
4,246	05/15/08 (c)	4,187
1,500	11/15/08 (c)	1,456
2,165	05/15/09 (c)	2,073
4,000	11/15/09 (c)	3,773
7,070	02/15/10 (c)	6,620
22,233	02/15/11 (c)	20,085
13,820	08/15/11 (c)	12,275
12,292	05/15/12 (c)	10,696
21,507	11/15/12 (c)	18,175
36,586	02/15/13 (c)	30,531
27,671	08/15/13 (c)	22,629
6,750	11/15/13 (c)	5,459
22,553	02/15/14 (m)	17,989
13,929	05/15/14 (m)	10,954
21,764	08/15/14 (m)	16,946
23,774	11/15/14 (c)	18,264
23,409	02/15/15 (m)	17,638
5,395	05/15/15 (c)	4,022
20,193	08/15/15 (c)	14,908
32,813	11/15/15 (c)	23,875
68,923	02/15/16 (c)	49,571
15,972	05/15/16 (c)	11,344
2,632	08/15/16	1,849
7,161	11/15/16 (c)	4,958
13,834	02/15/17 (c)	9,472
16,325	05/15/17 (c)	11,002
11,100	11/15/17 (c)	7,305
2,000	02/15/18	1,296
46,499	05/15/18 (c)	29,749
19,672	02/15/19 (c)	12,082
2,275	05/15/20	1,307
1,008	02/15/22 (c)	528
7,869	02/15/23 (c)	3,954
	U.S. Treasury Bonds Principal STRIPS,
5,317	11/15/09 (c)	5,016
8,096	11/15/15 (c)	5,882
13,031	U.S. Treasury Inflation Indexed Bond,
	3.63%, 04/15/28 (m)	16,765
	U.S. Treasury Inflation Indexed Notes,
3,560	3.88%, 01/15/09	3,679
22,746	4.25%, 01/15/10 (c)	24,351
	U.S. Treasury Notes,
560	3.13%, 09/15/08 (c)	559
1,000	3.38%, 10/15/09	1,006
12,925	3.50%, 08/15/09 (c)	13,011

4,000	3.50%, 02/15/10 (c)	4,037
12,290	4.00%, 06/15/09	12,460
3,645	4.00%, 02/15/14 (c)	3,728
3,300	4.63%, 10/31/11 (c)	3,461
6,805	4.75%, 05/15/14 (c)	7,239
500	4.88%, 05/15/09 (c)	513
8,500	5.00%, 07/31/08 (c)	8,589
13,497	6.00%, 08/15/09 (c)	14,146
51,016	6.50%, 02/15/10 (m)	54,695
	U.S. Treasury Notes Principal STRIPS,
1,500	05/15/08 (c)	1,478
19,850	11/15/12 (c)	16,774
	Total U.S. Treasury Obligations
	(Cost $723,885)	754,294
Shares

Common Stock — 0.0% (g)

Independent Power Producers & Energy Traders — 0.0% (g)
1	Dynegy, Inc., Class A (a)
	(Cost $-)	6
	Total Long-Term Investments
	(Cost $3,636,256)	3,687,622

Short-Term Investment — 6.7%

Investment Company-- 6.7%
	269,452	JPMorgan Liquid Assets Money Market Fund, Institutional Class (b)
		(Cost $269,452)	269,452

Principal Amount ($)

Investments of Cash Collateral for Securities on Loan — 7.1%

Asset-Backed Securities — 0.1%
4,774	GSAA, Series 2006-3, Class A1,
	FRN, 4.86%, 02/22/08 (i) (s)	4,652
31	MABS, Series 2006-NC1, Class A1,
	FRN, 4.86%, 02/25/08	31
		4,683

Certificates of Deposit — 0.4%
15,000	Bank of New York,
	FRN, 4.93%, 05/02/08	14,987

Commercial Paper — 0.9%
4,000	Aquinas Funding LLC,
	6.03%, 01/03/08	3,984
4,000	Ebbets Funding LLC,
	5.37%, 12/17/07	3,992
	Scaldis Capital LLC,
12,000	4.86%, 12/17/07	11,978
1,500	4.97%, 12/20/07	1,497
5,000	Sheffield Receivable Corp.,
	4.82%, 12/12/07	4,994
10,000	Tulip Funding Corp.,
	4.82%, 12/18/07	9,980
		36,425

Corporate Notes — 4.4%

4,000	Allstate Life Global Funding Trusts,
	FRN, 4.79%, 08/27/08	3,994
4,000	American Express Credit Corp.,
	FRN, 4.66%, 01/15/08	3,998
11,000	Banque Federative du Credit Mutuel (France),
	FRN, 4.67%, 08/01/08	10,993
11,500	BBVA Senior Finance S.A. (Spain),
	FRN, 5.75%, 03/12/10	11,438
25,000	Berkshire Hathaway Finance Corp.,
	FRN, 5.30%, 01/11/08	24,998
2,500	Beta Finance, Inc.,
	FRN, 4.64%, 02/20/09 (i) (s)	2,461
	Caixa d'Estalvis de Catalunya (Spain),
13,500	FRN, 5.75%, 06/30/08	13,483
13,000	CDC Financial Products, Inc.,
	FRN, 4.84%, 12/31/07	13,000
1,000	Citigroup Global Markets, Inc.,
	FRN, 4.84%, 12/07/07	1,000
10,000	Dorada Finance, Inc.,
	FRN, 4.62%, 01/14/08 (i) (s)	9,986
2,000	Fifth Third Bancorp,
	FRN, 4.79%, 08/22/08	1,999
10,000	General Electric Capital Corp.,
	FRN, 4.65%, 03/12/10	9,862
5,000	Goldman Sachs Group, Inc. (The),
	FRN, 4.85%, 12/28/07	5,000
10,000	Liberty Lighthouse Co. LLC,
	FRN, 4.59%, 02/04/08	9,995
9,200	Macquarie Bank Ltd. (Australia),
	FRN, 4.79%, 08/20/08	9,195
11,000	Metropolitan Life Global Funding I,
	FRN, 4.77%, 08/21/08	10,991
10,000	Monumental Global Funding III,
	FRN, 5.07%, 05/24/10	9,950
	Pricoa Global Funding I,
9,000	FRN, 4.66%, 12/15/09	8,964
5,000	FRN, 4.78%, 09/26/08	4,995
7,500	World Savings Bank FSB,
	FRN, 4.80%, 06/20/08	7,502
		173,804

Repurchase Agreements — 1.3%
17,307	Banc of America Securities LLC, 4.62%, dated
	11/30/07, due 12/03/07, repurchase price $17,314,
	collateralized by U.S. Government Agency Mortgages	17,307
17,250	Credit Suisse (USA) LLC, 4.70%, dated 11/30/07
	due 12/03/07, repurchase price $17,257,
	collateralized by U.S. Government Agency Mortgages	17,250
17,250	Lehman Brothers, Inc., 4.68%, dated 11/30/07
	due 12/03/07, repurchase price $17,257,
	collateralized by U.S. Government Agency Mortgages	17,250

51,807
Total Investments of Cash Collateral for Securities on Loan
(Cost $282,227)	281,706

Total Investments — 106.4%
(Cost $4,187,935)	4,238,780

Liabilities in Excess of Other Assets — (6.4)%	(255,218)

NET ASSETS — 100.0%	$3,983,562

Percentages indicated are based on net assets.

ABBREVIATIONS:

(a)	Non-income producing security.

(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by JPMorgan Investment Advisors Inc.

(c)	Security, or a portion of the security, has been delivered to a counterparty as part of a security lending transaction.

(e)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(f)	Fair Valued Investment. The following are approximately the market value and percentage of the investments based on net assets that are fair valued (amounts in thousands)
	Market Value	Percentage
	$1,177	-% (g)
(g)	Amount rounds to less than 0.1%.
(h)	Amount rounds to less than one thousand (shares and dollars).
(m)

All or a portion of this security is reserved for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, and reverse repurchase agreements.

(s)

These holdings represent investments in structured investment vehicles (SIVs). The value of SIVs may be affected by, among other things, changes in: interest rates, the quality of the underlying assets or the market ‘s assessment thereof, factors concerning interests in and structure of the issuer or the originator of the receivables, or the creditworthiness of the entitiesthat provide credit enhancements. SIVs have experienced decreased liquidity primarily resulting from declines in the market value of certain categories of collateral underlying the SIVs. These holdings were previously determined to be liquid at the time of acquisition of such investments and have since been deemed to be illiquid due to the changes in market conditions.

ARM	Adjustable Rate Mortgage
CMO	Collateralized Mortgage Obligation
FRN	Floating Rate Note. The interest rate shown is the rate in effect as of November 30, 2007.
GO	General Obligation
HB

High Coupon Bonds (a.k.a. “IOettes“) represent the right to receive interest payments on an underlying pool of mortgages with similar features as those associated with IO securities. Unlike IO ‘s the owner also has a right to receive a very small portion of principal. The high interest rates result from taking interest payments from other classes in the Real Estate Mortgage Investment Conduit trust and allocating them to the small principal of the HB class.

IF

Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index. The interest rate shown is the rate in effect as of November 30, 2007. The rate may be subject to a cap and floor.

IO

Interest Only represents the right to receive the monthly interest payment on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool. The yields on these securities exceed yields on other mortgage-backed securities because their cash flow patterns are more volatile and there is a greater risk that the initial investment will not be fully recouped. These securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.

PO

Principal Only represents the right to receive the principal portion only on an underlying pool of mortgage loans. The market value ofthese securities is extremely volatile in response to changes in market interest rates. As prepayments on the underlying mortgages of these securities increase, the yield on these securities increases.

REIT	Real Estate Investment Trust
REMICS	Real Estate Mortgage Investment Conduits
STRIPS

Separate Trading of Registered Interest and PrincipalSecurities. The STRIPS Program lets investors hold and trade individual interest and principal components of eligible notes and bonds as separate securities.

SUB	Step-Up Bond. The interest rate shown is the rate in effect as of November 30, 2007.
VAR	Variable Rate Note. The interest rate shown is the rate in effect as of November 30, 2007.

As of November 30, 2007, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$101,906
Aggregate gross unrealized depreciation	(51,061)
Net unrealized appreciation/depreciation	$50,845

Federal income tax cost of investments	$4,187,935

JPMorgan Core Plus Bond Fund
Schedule of Portfolio Investments
As of November 30, 2007 (Unaudited)
(Amount in thousands, except number of contracts)

Principal Amount ($)	Security Description	Value ($)

Long-Term Investments — 97.0%

Asset-Backed Securities — 1.6%
206	BankBoston Home Equity Loan Trust,
	Series 1998-1, Class A6, 6.35%, 02/25/13	206
	Bear Stearns Asset Backed Securities Trust,
1,945	Series 2003-SD2, Class 2A, FRN, 5.52%, 06/25/43	1,973
2,154	Series 2006-SD1, Class A, FRN, 5.16%, 04/25/36	1,968
1,500	Capital One Prime Auto Receivables Trust,
	Series 2006-2, Class A3, 4.98%, 09/15/10	1,502
1,372	Citibank Credit Card Issuance Trust,
	Series 2007-A3, Class A3, 6.15%, 06/15/39	1,430
1,053	Community Program Loan Trust,
	Series 1987-A, Class A4, 4.50%, 10/01/18	1,047
	Countrywide Asset-Backed Certificates,
2,240	Series 2004-6, Class M1, FRN, 5.39%, 10/25/34	2,064
500	Series 2004-13, Class MV8, FRN, 6.49%, 01/25/35 (i)	379
159	CS First Boston Mortgage Securities Corp.,
	Series 2002-HE4, Class AF, 5.51%, 08/25/32	159
	Long Beach Mortgage Loan Trust,
68	Series 2004-2, Class B, FRN, 8.37%, 06/25/34 (e) (i)	7
210	Series 2004-5, Class M6, FRN, 7.29%, 09/25/34	115
1,000	MBNA Credit Card Master Note Trust,
	Series 2003-C1, Class C1, FRN, 6.35%, 06/15/12	1,002
2,500	Morgan Stanley ABS Capital I,
	Series 2003-SD1, Class M1, FRN, 6.29%, 03/25/33	2,367
1,020	Wachovia Auto Owner Trust,
	Series 2006-A, Class A3, 5.35%, 02/22/11	1,023
	Total Asset-Backed Securities
	(Cost $15,457)	15,242

Collateralized Mortgage Obligations — 33.6%

Agency CMO — 21.1%
1,541	Federal Home Loan Bank System,
	Series 2000, Class Y, 5.27%, 12/28/12	1,552
	Federal Home Loan Mortgage Corp., REMICS,
75	Series 11, Class D, 9.50%, 07/15/19	79
34	Series 38, Class D, 9.50%, 05/15/20	36
17	Series 81, Class A, 8.13%, 11/15/20	17
47	Series 84, Class F, 9.20%, 10/15/20	51
26	Series 109, Class I, 9.10%, 01/15/21	27
8	Series 198, Class Z, 8.50%, 09/15/22	8
317	Series 201, Class Z, 8.00%, 02/15/23	316
100	Series 1254, Class N, 8.00%, 04/15/22	100
316	Series 1316, Class Z, 8.00%, 06/15/22	331
93	Series 1343, Class LB, 7.50%, 08/15/22	93
193	Series 1456, Class Z, 7.50%, 01/15/23	195
528	Series 1538, Class J, 6.50%, 06/15/08	527
1,000	Series 1543, Class VN, 7.00%, 07/15/23	1,042

64	Series 1556, Class H, 6.50%, 08/15/13	65
61	Series 1561, Class J, 6.50%, 08/15/08	61
420	Series 1577, Class PV, 6.50%, 09/15/23	433
202	Series 1595, Class D, 7.00%, 10/15/13	207
137	Series 1611, Class JC, IF 10.00%, 08/15/23	142
2,767	Series 1628, Class LZ, 6.50%, 12/15/23	2,875
232	Series 1630, Class PJ, 6.00%, 05/15/23	232
1,000	Series 1630, Class PK, 6.00%, 11/15/23	1,027
77	Series 1637, Class G, 6.00%, 06/15/23	77
151	Series 1667, Class B, 6.00%, 01/15/09	150
16	Series 1671, Class QC, IF, 10.00%, 02/15/24	18
190	Series 1796, Class B, 6.50%, 12/15/08	190
267	Series 2022, Class PE, 6.50%, 01/15/28	277
1,780	Series 2036, Class PG, 6.50%, 01/15/28	1,821
1,416	Series 2055, Class OE, 6.50%, 05/15/13	1,454
247	Series 2089, Class PJ, IO, 7.00%, 10/15/28	44
6,755	Series 2091, Class PG, 6.00%, 11/15/28	6,893
513	Series 2123, Class PE, 6.00%, 12/15/27	515
126	Series 2132, Class PD, 6.00%, 11/15/27	126
47	Series 2161, Class PG, 6.00%, 04/15/28	47
676	Series 2201, Class C, 8.00%, 11/15/29	711
225	Series 2261, Class ZY, 7.50%, 10/15/30	229
2,347	Series 2293, Class ZA, 6.00%, 03/15/31	2,391
411	Series 2297, Class NB, 6.00%, 03/15/16	423
389	Series 2310, Class Z, 6.00%, 04/15/31	395
143	Series 2313, Class LA, 6.50%, 05/15/31	149
3,358	Series 2330, Class PE, 6.50%, 06/15/31	3,447
1,279	Series 2344, Class QG, 6.00%, 08/15/16	1,317
1,369	Series 2345, Class PQ, 6.50%, 08/15/16	1,421
1,138	Series 2368, Class TG, 6.00%, 10/15/16	1,172
2,268	Series 2394, Class MC, 6.00%, 12/15/16	2,336
859	Series 2399, Class PG, 6.00%, 01/15/17	887
300	Series 2410, Class QB, 6.25%, 02/15/32	310
1,000	Series 2430, Class WF, 6.50%, 03/15/32	1,045
2,000	Series 2466, Class DH, 6.50%, 06/15/32	2,081
2,000	Series 2543, Class YX, 6.00%, 12/15/32	2,023
1,073	Series 2557, Class WJ, 5.00%, 07/15/14	1,072
584	Series 2564, Class BM, 4.50%, 02/15/33	575
376	Series 2602, Class BX, 3.50%, 12/15/22	355
1,515	Series 2613, Class H, 4.50%, 05/15/18	1,475
2,000	Series 2617, Class GR, 4.50%, 05/15/18	1,958
1,277	Series 2630, Class KX, 4.05%, 06/15/18	1,230
6,097	Series 2636, Class Z, 4.50%, 06/15/18	5,854
8,984	Series 2641, Class SK, IF, IO, 2.50%, 01/15/18	648
1,035	Series 2656, Class AC, 6.00%, 08/15/33	1,058
1,048	Series 2668, Class SB, IF, 3.07%, 10/15/15	1,027
3,327	Series 2686, Class GB, 5.00%, 05/15/20	3,337
5,000	Series 2708, Class N, 4.00%, 11/15/18	4,780
2,000	Series 2716, Class UN, 4.50%, 12/15/23	1,929
528	Series 2755, Class SA, IF, 4.90%, 05/15/30	527

1,766	Series 2756, Class NA, 5.00%, 02/15/24	1,760
3,000	Series 2762, Class LD, 5.00%, 10/15/27	3,013
2,000	Series 2764, Class OE, 4.50%, 03/15/19	1,956
2,000	Series 2764, Class UC, 5.00%, 05/15/27	2,008
1,142	Series 2776, Class SK, IF, 2.10%, 04/15/34	947
302	Series 2811, Class PO, PO, 06/15/34	157
451	Series 2827, Class SQ, FRN, 7.50%, 01/15/19	463
5,319	Series 2888, Class IN, IO, 5.00%, 10/15/18	568
667	Series 2958, Class KB, 5.50%, 04/15/35	668
696	Series 3031, Class BN, IF, 3.38%, 08/15/35	598
982	Series 3059, Class B, 5.00%, 02/15/35	919
1,000	Series 3064, Class OG, 5.50%, 06/15/34	1,012
1,711	Series 3117, Class EO, PO, 02/15/36	1,376
3,167	Series 3134, Class PO, PO, 03/15/36	2,560
914	Series 3138, Class PO, PO, 04/15/36	741
1,821	Series 3152, Class MO, PO, 03/15/36	1,420
985	Series 3331, Class PO, 06/15/37	787
432	Federal Home Loan Mortgage Corp. Structured Pass Through Securities,
	Series T-54, Class 2A, 6.50%, 02/25/43	443
	Federal Home Loan Mortgage Corp.-Government National Mortgage Association,
375	Series 23, Class KZ, 6.50%, 11/25/23	391
2,546	Series 24, Class J, 6.25%, 11/25/23	2,601
393	Series 31, Class Z, 8.00%, 04/25/24	418
	Federal National Mortgage Association, REMICS,
27	Series 1988-13, Class C, 9.30%, 05/25/18	30
263	Series 1989-72, Class E, 9.35%, 10/25/19	291
9	Series 1989-98, Class H, 11.50%, 12/25/19	10
17	Series 1990-1, Class D, 8.80%, 01/25/20	18
24	Series 1990-110, Class H, 8.75%, 09/25/20	26
16	Series 1990-117, Class E, 8.95%, 10/25/20	17
154	Series 1991-141, Class PZ, 8.00%, 10/25/21	167
76	Series 1992-31, Class M, 7.75%, 03/25/22	81
84	Series 1992-79, Class Z, 9.00%, 06/25/22	92
71	Series 1992-101, Class J, 7.50%, 06/25/22	72
874	Series 1992-188, Class PZ, 7.50%, 10/25/22	924
67	Series 1993-23, Class PZ, 7.50%, 03/25/23	71
26	Series 1993-55, Class K, 6.50%, 05/25/08	26
349	Series 1993-56, Class PZ, 7.00%, 05/25/23	368
349	Series 1993-60, Class Z, 7.00%, 05/25/23	368
637	Series 1993-79, Class PL, 7.00%, 06/25/23	673
16	Series 1993-86, Class H, 6.50%, 06/25/08	16
1,021	Series 1993-141, Class Z, 7.00%, 08/25/23	1,067
527	Series 1993-149, Class M, 7.00%, 08/25/23	557
399	Series 1993-160, Class AJ, 6.50%, 04/25/23	401
1,799	Series 1993-160, Class ZA, 6.50%, 09/25/23	1,899
177	Series 1993-165, Class SA, IF, 7.38%, 09/25/23	193
176	Series 1993-175, Class PG, 6.50%, 09/25/08	177
19	Series 1993-205, Class H, PO, 09/25/23	17
120	Series 1993-255, Class E, 7.10%, 12/25/23	128
429	Series 1993-257, Class C, PO, 06/25/23	399

859	Series 1994-1, Class L, 6.50%, 01/25/14	883
4,327	Series 1994-23, Class PX, 6.00%, 08/25/23	4,418
692	Series 1994-28, Class K, 6.50%, 08/25/23	694
22	Series 1994-32, Class Z, 6.50%, 03/25/09	22
256	Series 1994-65, Class PK, PO, 04/25/24	225
371	Series 1995-4, Class Z, 7.50%, 10/25/22	412
47	Series 1995-19, Class K, 6.50%, 09/25/08	47
649	Series 1995-19, Class Z, 6.50%, 11/25/23	707
240	Series 1996-59, Class K, 6.50%, 07/25/23	245
271	Series 1997-11, Class E, 7.00%, 03/18/27	286
106	Series 1997-27, Class J, 7.50%, 04/18/27	110
500	Series 1997-42, Class EG, 8.00%, 07/18/27	569
1,812	Series 1997-63, Class ZA, 6.50%, 09/18/27	1,901
2,216	Series 1999-47, Class JZ, 8.00%, 09/18/29	2,427
753	Series 2000-8, Class Z, 7.50%, 02/20/30	811
1,420	Series 2001-4, Class PC, 7.00%, 03/25/21	1,504
924	Series 2001-5, Class OW, 6.00%, 03/25/16	946
1,000	Series 2002-11, Class QG, 5.50%, 03/25/17	1,013
5,000	Series 2002-18, Class PC, 5.50%, 04/25/17	5,089
1,000	Series 2002-55, Class QE, 5.50%, 09/25/17	1,010
690	Series 2002-61, Class PE, 5.50%, 05/25/16	692
1,601	Series 2002-63, Class KC, 5.00%, 10/25/17	1,597
2,000	Series 2002-74, Class PD, 5.00%, 11/25/15	2,002
2,500	Series 2003-8, Class QD, 5.00%, 09/25/16	2,494
2,000	Series 2003-47, Class PE, 5.75%, 06/25/33	1,964
491	Series 2003-60, Class DA, 4.25%, 06/25/21	478
2,431	Series 2003-73, Class GA, 3.50%, 05/25/31	2,316
2,000	Series 2003-83, Class PG, 5.00%, 06/25/23	1,995
114	Series 2003-91, Class SD, IF, 4.53%, 09/25/33	111
2,000	Series 2003-106, Class WE, 4.50%, 11/25/22	1,944
1,000	Series 2003-128, Class KE, 4.50%, 01/25/14	991
9,247	Series 2003-128, Class NG, 4.00%, 01/25/19	8,720
1,000	Series 2004-8, Class GD, 4.50%, 10/25/32	956
1,000	Series 2004-21, Class AE, 4.00%, 04/25/19	942
224	Series 2004-22, Class A, 4.00%, 04/25/19	215
192	Series 2004-29, Class WS, IF, 2.35%, 02/25/19	179
1,000	Series 2004-53, Class NC, 5.50%, 07/25/24	1,025
1,000	Series 2004-101, Class PD, 5.00%, 06/25/30	996
2,080	Series 2005-48, Class OM, 5.00%, 03/25/30	2,080
2,275	Series 2005-59, Class PC, 5.50%, 03/25/31	2,281
6,800	Series 2005-68, Class BC, 5.25%, 06/25/35	6,735
4,149	Series 2005-68, Class JK, 5.25%, 05/25/35	4,138
2,500	Series 2005-84, Class XM, 5.75%, 10/25/35	2,550
5,000	Series 2005-110, Class GJ, 5.50%, 11/25/30	5,054
1,000	Series 2005-116, Class PB, 6.00%, 04/25/34	1,026
990	Series 2006-22, Class AO, PO, 04/25/36	770
2,500	Series 2006-59, Class QO, PO, 6.50%, 08/25/36	2,644
2,110	Series 2006-77, Class PC, 01/25/33	1,713
2,043	Series 2006-110, Class PO, PO, 11/25/36	1,584
1,600	Series 2007-79, Class PC, IF, 5.00%, 01/25/32	1,562

61	Series G-29, Class O, 8.50%, 09/25/21	65
371	Series G92-15, Class Z, 7.00%, 01/25/22	379
41	Series G92-30, Class Z, 7.00%, 06/25/22	43
86	Series G92-62, Class B, PO, 10/25/22	74
	Federal National Mortgage Association Whole Loan,
623	Series 2004-W2, Class 2A2, 7.00%, 02/25/44	662
	Government National Mortgage Association,
309	Series 1997-7, Class ZA, 9.00%, 05/16/27	333
365	Series 1997-8, Class PN, 7.50%, 05/16/27	383
89	Series 1999-43, Class TA, IF, 9.35%, 11/16/29	99
879	Series 1999-44, Class ZG, 8.00%, 12/20/29	928
1,696	Series 2000-1, Class PK, 8.00%, 01/16/30	1,797
517	Series 2000-9, Class Z, 8.00%, 06/20/30	559
435	Series 2000-26, Class Z, 7.75%, 09/20/30	434
2,762	Series 2002-4, Class TD, 7.00%, 01/20/32	2,952
2,297	Series 2002-45, Class QE, 6.50%, 06/20/32	2,404
125	Series 2002-47, Class HM, 6.00%, 07/16/32	127
3,790	Series 2003-4, Class TI, IO, 5.50%, 05/16/31	384
15,261	Series 2004-59, Class SG, IF, IO, 1.76%, 07/20/34	993
16,408	Series 2004-68, Class SA, IF, IO, 2.06%, 05/20/31	906
106	Series 2004-73, Class AE, IF, 5.19%, 08/17/34	107
11,198	Series 2004-105, Class SN, IF, IO, 1.36%, 12/20/34	630
	Vendee Mortgage Trust,
1,768	Series 1996-2, Class 1Z, 6.75%, 06/15/26	1,905
4,705	Series 1998-1, Class 2E, 7.00%, 09/15/27	5,012
353	Series 1999-1, Class 2Z, 6.50%, 01/15/29	382
		206,715

Non-Agency CMO — 12.5%
440	ABN AMRO Mortgage Corp.,
	Series 2003-7, Class A3, 4.50%, 07/25/18	430
3,000	Adjustable Rate Mortgage Trust,
	Series 2005-2, Class 6M1, FRN, 5.18%, 06/25/35	2,874
4,943	American Home Mortgage Investment Trust,
	Series 2005-3, Class 2A4, FRN, 4.85%, 09/25/35	4,729
	Banc of America Funding Corp.,
1,500	Series 2005-5, Class 3A5, 5.50%, 08/25/35	1,343
899	Series 2005-7, Class 30, PO, 11/25/35	627
3,203	Series 2005-E, Class 4A1, FRN, 4.11%, 03/20/35	3,169
	Banc of America Mortgage Securities,
1,248	Series 2003-7, Class A2, 4.75%, 09/25/18	1,236
1,102	Series 2004-2, Class 2A4, 5.50%, 03/25/34	1,063
6,082	Series 2004-3, Class 2A1, 5.50%, 04/25/34	6,083
1,000	Series 2004-7, Class 2A2, 5.75%, 08/25/34	1,010
586	Series 2004-8, Class X, PO, 10/25/34	478
136	Series 2004-11, Class 15, PO, 01/25/20	113
476	Series 2005-1, Class 15, PO, 02/25/20	373
504	Series 2005-1, Class 1A17, 5.50%, 02/25/35	463
594	Series 2005-10, Class 15, PO, 11/25/20	475
793	Series 2005-11, Class 15, PO, 12/25/20	639
	Bear Stearns Adjustable Rate Mortgage Trust,

1,204	Series 2003-7, Class 3A, VAR, 4.95%, 10/25/33	1,205
19	Bear Stearns Mortgage Securities, Inc.,
	Series 1997-6, Class 1A, VAR, 6.71%, 03/25/31	19
	BHN II Mortgage Trust,
439	Series 1997-1, Class A2, 7.92%, 07/25/09 (d) (i)	4
607	Series 1997-2, Class A2, 7.54%, 05/31/17 (d) (i)	6
2,198	Cendant Mortgage Corp.,
	Series 2003-8, Class 1A8, 5.25%, 10/25/33	2,209
2,291	Citicorp Mortgage Securities, Inc.,
	Series 2004-1, Class 3A1, 4.75%, 01/25/34	2,263
262	Citigroup Mortgage Loan Trust, Inc.,
	Series 2003-UST1, Class PO3, PO, 12/25/18	221
	Countrywide Alternative Loan Trust,
1,133	Series 2003-J3, Class 2A1, 6.25%, 12/25/33	1,141
4,307	Series 2004-16CB, Class 2A2, 5.00%, 08/25/19	4,254
2,560	Series 2004-22CB, Class 1A1, 6.00%, 10/25/34	2,573
1,413	Series 2005-5R, Class A1, 5.25%, 12/25/18	1,417
800	Series 2005-23CB, Class A2, 5.50%, 07/25/35	701
5,000	Series 2005-54CB, Class 1A11, 5.50%, 11/25/35	4,652
2,000	Series 2005-86CB, Class A11, 5.50%, 02/25/36	1,771
71	Series 2005-J1, Class 4A1, 6.00%, 08/25/17	71
623	Series 2005-J6, Class 2A1, 5.50%, 07/25/25	602
100	Series 2005-J7, Class 1A9, 5.50%, 07/25/35	89
	Countrywide Home Loan Mortgage Pass-Through Trust,
2,008	Series 2002-32, Class 1A18, 6.00%, 01/25/33	2,016
332	Series 2002-35, Class 2A10, 6.00%, 02/25/33	333
300	Series 2002-39, Class A17, 5.00%, 02/25/33	300
310	Series 2003-J7, Class 2A13, 5.00%, 08/25/33	281
1,455	Series 2004-3, Class A25, 5.75%, 04/25/34	1,459
153	Series 2005-13, Class A1, 5.50%, 06/25/35	154
3,424	Series 2005-22, Class 2A1, FRN, 5.26%, 11/25/35	3,420
	CS First Boston Mortgage Securities Corp.,
1,000	Series 2005-1, Class 1A16, 5.50%, 02/25/35	923
881	Series 2005-10, Class 6A13, 5.50%, 11/25/35	689
500	Series 2005-10, Class 10A4, 6.00%, 11/25/35	456
266	Deutsche ALT-A Securities, Inc. Alternate Loan Trust,
	Series 2005-3, Class 4A, PO, 06/25/35	196
1,125	First Horizon Alternative Mortgage Securities,
	Series 2004-AA3, Class A1, FRN, 5.30%, 09/25/34	1,119
1,312	First Horizon Asset Securities, Inc.,
	Series 2004-AR7, Class 2A1, FRN, 4.91%, 02/25/35	1,315
	GSR Mortgage Loan Trust,
1,200	Series 2004-6F, Class 3A4, 6.50%, 05/25/34	1,232
1,000	Series 2007-2F, Class 2A7 5.75%, 02/25/37	973
50	Impac Secured Assets CMN Owner Trust,
	Series 2003-2, Class A1, 5.50%, 08/25/33	49
2,013	JPMorgan Mortgage Trust,
	Series 2004-S2, Class 4A5, 6.00%, 11/25/34	2,018
976	MASTR Adjustable Rate Mortgages Trust,
	Series 2004-13, Class 2A1, FRN, 3.82%, 04/21/34	964

	MASTR Alternative Loans Trust,
481	Series 2003-8, Class 3A1, 5.50%, 12/25/33	468
107	Series 2004-6, Class 6A1, 6.50%, 07/25/34	109
133	Series 2004-7, Class 3A1, 6.50%, 08/25/34	132
311	Series 2004-7, Class 30, PO, 08/25/34	251
1,709	Series 2004-8, Class 6A1, 5.50%, 09/25/19	1,689
3,596	Series 2004-10, Class 1A1, 4.50%, 09/25/19	3,516
762	Series 2004-11, Class 8A3, 5.50%, 10/25/19	751
140	Series 2005-1, Class 5A1, 5.50%, 01/25/20	138
	MASTR Asset Securitization Trust,
1,266	Series 2003-4, Class 2A2, 5.00%, 05/25/18	1,267
283	Series 2003-6, Class 8A1, 5.50%, 07/25/33	282
1,274	Series 2003-10, Class 3A1, 5.50%, 11/25/33	1,264
1,128	Series 2003-11, Class 3A1, 4.50%, 12/25/18	1,104
333	Series 2004-6, Class 15, PO, 05/25/19	265
670	Series 2004-8, Class PO, PO, 08/25/19	541
840	Series 2004-10, Class 1A1, 4.50%, 10/25/19	821
781	MASTR Resecuritization Trust,
	Series 2005-PO, Class 3, PO, 05/28/35 (e)	539
4,000	Merrill Lynch Mortgage Investors, Inc.,
	Series 2005-A6, Class 2A2, 5.07%, 07/25/35	3,904
847	MortgageIT Trust,
	Series 2005-1, Class 1A1, FRN, 5.11%, 02/25/35	840
	Nomura Asset Acceptance Corp.,
578	Series 2004-R2, Class A1, VAR, 6.50%, 10/25/34 (e)	581
2,236	Series 2005-AR1, Class 1A1, FRN, 5.10%, 02/25/35	2,208
	Paine Webber CMO Trust,
24	Series H, Class 4, 8.75%, 04/01/18	25
1	Series J, Class 3, 8.80%, 05/01/18	1
22	Series L, Class 4, 8.95%, 07/01/18	24
	Residential Accredit Loans, Inc.,
2,148	Series 2003-QS14, Class A1, 5.00%, 07/25/18	2,135
1,550	Series 2004-QS8, Class A2, 5.00%, 06/25/34	1,526
1,130	Series 2005-QA7, Class A21, VAR, 4.82%, 07/25/35	1,107
4,000	Series 2005-QS5, Class A4, 5.75%, 04/25/35	3,832
	Residential Funding Mortgage Securities I,
1,325	Series 2003-S7, Class A17, 4.00%, 05/25/33	1,227
2,219	Series 2004-S4, Class 2A7, 4.50%, 04/25/19	2,186
1,116	Series 2005-SA4, Class 1A1, VAR, 4.95%, 09/25/35	1,136
3,372	Series 2006-S1, Class 1A8, 5.75%, 01/25/36	2,744
919	Residential Funding Securities Corp.,
	Series 2003-RM2, Class AII, 5.00%, 05/25/18	911
246	Structured Asset Securities Corp,
	Series 2003-21, Class 1A3, 5.50%, 07/25/33	233
1,900	Washington Mutual Alternative Mortgage Pass-Through Certificates,
	Series 2005-4, Class CB7, 5.50%, 06/25/35	1,841
	Washington Mutual Mortgage Pass-Through Certificate,
1,579	Series 2002-S4, Class A4, 6.50%, 10/19/29	1,598
1,241	Series 2002-S8, Class 2A7, 5.25%, 01/25/18	1,239
570	Series 2004-AR3, Class A1, VAR, 3.92%, 06/25/34	563

1,293	Series 2004-AR3, Class A2, VAR, 4.24%, 06/25/34	1,279
	Wells Fargo Mortgage Backed Securities Trust,
208	Series 2003-8, Class A9, 4.50%, 08/25/18	201
451	Series 2003-10, Class A1, 4.50%, 09/25/18	438
500	Series 2003-11, Class 1A4, 4.75%, 10/25/18	498
409	Series 2003-17, Class 2A9, PO, 01/25/34	236
963	Series 2003-18, Class A1, 5.50%, 12/25/33	965
320	Series 2004-DD, Class 2A8, FRN, 4.49%, 01/25/35	321
1,884	Series 2004-EE, Class 3A1, FRN, 3.99%, 12/25/34	1,868
1,170	Series 2004-P, Class 2A1, FRN, 4.24%, 09/25/34	1,166
297	Series 2004-Q, Class 1A3, FRN, 4.90%, 09/25/34	293
1,860	Series 2004-Q, Class 2A2, FRN, 4.88%, 09/25/34	1,839
2,000	Series 2004-S, Class A5, FRN, 3.54%, 09/25/34	1,976
2,175	Series 2005-9, Class 2A10, 5.25%, 10/25/35	1,806
		122,084
	Total Collateralized Mortgage Obligations
	(Cost $325,072)	328,799

Commercial Mortgage-Backed Securities — 2.7%
2,000	Banc of America Commercial Mortgage, Inc.,
	Series 2005-6, Class ASB, VAR, 5.35%, 09/10/47	2,000
	Bear Stearns Commercial Mortgage Securities,
363	Series 2000-WF1, Class A1, VAR, 7.64%, 02/15/32	367
1,000	Series 2004-T14, Class A3, 4.80%, 01/12/41	997
2,570	Series 2006-PW11, Class A4, VAR, 5.62%, 03/11/39	2,593
1,963	CS First Boston Mortgage Securities Corp.,
	Series 1998-C2, Class A2, 6.30%, 11/15/30	1,973
	DLJ Commercial Mortgage Corp.,
4,304	Series 1999-CG2, Class A1B, VAR, 7.30%, 06/10/32	4,419
1,925	Series 2000-CF1, Class A1B, 7.62%, 06/10/33	2,029
1,325	First Union National Bank Commercial Mortgage,
	Series 2001-C2, Class A2, 6.66%, 01/12/43	1,389
1,750	Merrill Lynch Mortgage Trust,
	Series 2005-LC1, Class A4, VAR, 5.29%, 01/12/44	1,738
1,750	Merrill Lynch/Countrywide Commercial Mortgage Trust,
	Series 2006-1, Class A4, VAR, 5.61%, 02/12/39	1,762
1,907	Morgan Stanley Capital I,
	Series 2006-T23, Class A1, 5.68%, 08/12/41	1,941
3,250	TIAA Seasoned Commercial Mortgage Trust,
	Series 2007-C4, Class A3, FRN, 6.10%, 08/15/39	3,354
2,000	Wachovia Bank Commercial Mortgage Trust,
	Series 2004-C15, Class A2, 4.04%, 10/15/41	1,966
	Total Commercial Mortgage-Backed Securities	26,528
	(Cost $26,682)

Corporate Bonds — 33.9%

Aerospace & Defense — 0.5%
1,000	Esterline Technologies Corp.,
	6.63%, 03/01/17	987
1,500	L-3 Communications Corp.,
	6.38%, 10/15/15	1,485
400	Loral Corp.,

	7.00%, 09/15/23	441
750	Moog, Inc.,
	6.25%, 01/15/15	728
500	Sequa Corp.,
	8.88%, 04/01/08	506
1,024	Systems 2001 AT LLC (Cayman Islands),
	7.16%, 12/15/11 (e)	1,096
		5,243

Air Freight & Logistics — 0.5%
	FedEx Corp.,
3,179	7.85%, 01/30/15	3,524
1,000	9.65%, 06/15/12	1,202
		4,726

Airlines — 0.5%
	American Airlines, Inc.,
500	6.82%, 05/23/12	485
989	10.18%, 01/02/13	987
	Continental Airlines, Inc.,
400	7.88%, 07/02/18	385
257	9.56%, 09/01/19	266
555	9.80%, 04/01/21	572
	Delta Air Lines, Inc.,
225	7.11%, 09/18/11	227
100	8.02%, 08/10/22 (e)	96
100	8.95%, 08/10/14 (e)	96
610	10.00%, 12/05/14 (d) (e)	535
1,650	United AirLines, Inc.,
	7.34%, 07/02/19 (e)	1,551
		5,200

Auto Components — 0.1%
1,000	Delphi Corp.,
	7.13%, 05/01/29 (d)	685

Automobiles — 0.3%
2,000	DaimlerChrysler North America LLC,
	7.30%, 01/15/12	2,163
500	Ford Motor Co.,
	9.22%, 09/15/21	427
		2,590

Automotive — 0.1%
500	American Tire Distributors, Inc.,
	10.75%, 04/01/13	485

Beverages — 0.3%
	Anheuser-Busch Cos., Inc.,
325	5.50%, 01/15/18	327
550	5.75%, 04/01/36	552
400	Coca-Cola Enterprises, Inc.,
	6.95%, 11/15/26	449
	Constellation Brands, Inc.,
1,500	7.25%, 05/15/17 (e)	1,395
300	8.38%, 12/15/14	302

3,025

Building Products — 0.1%
1,000	Associated Materials, Inc.,
	SUB, 03/01/14	650

Capital Markets — 3.1%
	Bear Stearns Cos., Inc. (The),
1,000	3.25%, 03/25/09	961
2,000	4.50%, 10/28/10	1,924
940	6.40%, 10/02/17	919
TRY 910	Credit Suisse Nassau VAR,
	14.00%, 01/19/11 (linked to Republic of Turkey Government Bond, 14.00%, 01/19/11) (Turkey) (i)	767
	Credit Suisse USA, Inc.,
$ 500	5.50%, 08/15/13	511
1,690	6.13%, 11/15/11	1,770
500	6.50%, 04/01/08	502
1,000	FMR Corp.,
	4.75%, 03/01/13 (e)	1,020
	Goldman Sachs Group, Inc. (The),
650	5.15%, 01/15/14	644
780	5.25%, 10/15/13	781
450	5.75%, 10/01/16	452
460	6.25%, 09/01/17	477
2,000	6.60%, 01/15/12	2,127
1,500	6.88%, 01/15/11	1,593
	Lehman Brothers Holdings, Inc.,
235	3.60%, 03/13/09	230
1,000	4.00%, 01/22/08	997
1,000	5.75%, 05/17/13	1,005
750	6.88%, 07/17/37	729
295	8.50%, 08/01/15	336
	Merrill Lynch & Co., Inc.,
2,750	3.13%, 07/15/08	2,702
1,900	4.13%, 01/15/09	1,871
1,100	4.79%, 08/04/10	1,092
900	5.70%, 05/02/17	856
	Morgan Stanley,
1,750	4.25%, 05/15/10	1,721
1,000	5.30%, 03/01/13	991
1,000	6.60%, 04/01/12	1,048
1,850	6.75%, 04/15/11	1,943
		29,969

Chemicals — 1.2%
1,595	Chemtura Corp.,
	6.88%, 06/01/16	1,467
1,000	Dow Capital BV (Netherlands),
	8.50%, 06/08/10	1,105
355	Dow Chemical Co. (The),
	7.38%, 11/01/29	388
1,000	FMC Finance III S.A. (Luxembourg),
	6.88%, 07/15/17 (e)	980

735	Monsanto Co.,
	7.38%, 08/15/12	813
	Mosaic Co. (The),
875	7.38%, 12/01/14 (e)	923
625	7.63%, 12/01/16 (e)	669
1,500	PolyOne Corp.,
	8.88%, 05/01/12	1,517
	Potash Corp. of Saskatchewan (Canada),
450	4.88%, 03/01/13	446
960	7.75%, 05/31/11	1,051
	Praxair, Inc.,
650	5.25%, 11/15/14	662
1,000	6.38%, 04/01/12	1,074
945	Westlake Chemical Corp.,
	6.63%, 01/15/16	900
		11,995

Commercial Banks — 3.6%
250	Bankers Trust Corp.,
	7.25%, 10/15/11	275
	Barclays Bank PLC, (United Kingdom)
900	5.45%, 09/12/12	926
980	6.05%, 12/04/17 (e)	977
1,000	BB&T Corp.,
	6.50%, 08/01/11	1,060
1,750	Branch Banking & Trust Co.,
	4.88%, 01/15/13	1,735
650	Credit Suisse First Boston International for CJSC The EXIM of Ukraine (Ukraine),
	7.65%, 09/07/11	649
120	Credit Suisse International for City of Kiev Ukraine (Russia),
	8.25%, 11/26/12 (e)	120
1,000	Fifth Third Bancorp,
	5.45%, 01/15/17	979
1,000	FleetBoston Financial Corp.,
	7.38%, 12/01/09	1,051
2,150	HSBC Bank USA,
	VAR, 6.50%, 01/01/17 (i)	1,079
400	HSBC Holdings plc (United Kingdom),
	7.35%, 11/27/32	417
2,000	Huntington National Bank (The),
	8.00%, 04/01/10	2,155
700	Key Bank N.A.,
	5.70%, 08/15/12	726
1,000	M&T Bank Corp.,
	6.63%, 12/04/17	1,004
	Marshall & Ilsley Corp.,
1,740	4.38%, 08/01/09	1,743
370	5.35%, 04/01/11	380
500	Mellon Funding Corp.,
	6.38%, 02/15/10	520
1,500	National City Bank,

	4.63%, 05/01/13	1,495
1,500	National Westminster Bank plc (United Kingdom),
	7.38%, 10/01/09	1,596
1,250	PNC Funding Corp.,
	5.25%, 11/15/15	1,220
825	Popular North America, Inc.,
	4.25%, 04/01/08	822
2,035	Royal Bank of Canada (Canada),
	3.88%, 05/04/09	2,021
2,500	SunTrust Banks, Inc.,
	6.00%, 02/15/26	2,430
500	UnionBanCal Corp.,
	5.25%, 12/16/13	498
2,000	US Bancorp,
	7.50%, 06/01/26	2,294
350	VTB Capital S.A., (Luxembourg)
	6.25%, 06/30/35	337
	Wachovia Bank N.A.,
2,110	5.60%, 03/15/16	2,050
500	6.60%, 01/15/38	499
1,000	Wachovia Corp.
	5.75%, 06/15/17	986
	Wells Fargo & Co.,
1,000	4.20%, 01/15/10	998
1,100	5.30%, 08/26/11	1,125
500	6.38%, 08/01/11	529
1,000	Wells Fargo Bank N.A.,
	6.45%, 02/01/11	1,058
		35,754

Commercial Services & Supplies — 0.7%
	Allied Waste North America, Inc.,
800	6.88%, 06/01/17	787
1,009	7.13%, 05/15/16	1,006
	Corrections Corp. of America,
750	6.25%, 03/15/13	741
1,050	6.75%, 01/31/14	1,054
250	Knowledge Learning Corp., Inc.,
	7.75%, 02/01/15 (e)	238
500	Mac-Gray Corp.,
	7.63%, 08/15/15	487
530	Phoenix Color Corp.,
	13.00%, 02/01/09	525
300	Pitney Bowes, Inc.,
	3.88%, 06/15/13	290
	Quebecor World Capital Corp. (Canada),
500	6.13%, 11/15/13	393
500	8.75%, 03/15/16 (e)	376
750	United Rentals North America, Inc.,
	6.50%, 02/15/12	714
		6,611

Communications Equipment — 0.1%
930	Cisco Systems, Inc.,
	5.50%, 02/22/16	945

Computers & Peripherals — 0.5%
500	Hewlett-Packard Co.,
	5.40%, 03/01/17	509
	International Business Machines Corp.,
1,000	5.39%, 01/22/09	1,009
1,300	5.70%, 09/14/17	1,337
650	7.00%, 10/30/25	740
1,000	Seagate Technology HDD Holdings (Cayman Islands),
	6.80%, 10/01/16	985
		4,580

Consumer Finance — 1.3%
200	Capital One Bank,
	4.88%, 05/15/08	198
	Capital One Financial Corp.,
500	6.25%, 11/15/13	484
450	6.75%, 09/15/17	440
1,500	Ford Motor Credit Co. LLC,
	7.38%, 10/28/09	1,420
	GMAC LLC,
1,500	7.25%, 03/02/11	1,329
300	8.00%, 11/01/31	255
	HSBC Finance Corp.,
1,000	5.00%, 06/30/15	955
2,200	5.88%, 02/01/09	2,223
500	6.38%, 11/27/12	522
1,000	6.50%, 11/15/08	1,011
	International Lease Finance Corp.,
190	4.50%, 05/01/08	189
210	5.88%, 05/01/13	214
445	6.38%, 03/15/09	450
	John Deere Capital Corp.,
500	4.40%, 07/15/09	503
1,000	4.63%, 04/15/09	1,002
350	MBNA America Bank N.A.,
	5.38%, 01/15/08	350
1,225	SLM Corp.,
	4.00%, 01/15/10	1,154
		12,699

Containers & Packaging — 0.3%
750	Ball Corp.,
	6.88%, 12/15/12	763
	Constar International, Inc.,
1,500	FRN, 8.24%, 02/15/12	1,425
500	11.00%, 12/01/12	350
440	Owens Brockway Glass Container, Inc.,
	8.88%, 02/15/09	442
250	Portola Packaging, Inc.,

8.25%, 02/01/12	181
3,161

Diversified Consumer Services — 0.2%
	Service Corp International,
500	6.75%, 04/01/15	485
400	7.00%, 06/15/17	377
1,583	Stewart Enterprises, Inc.,
	6.25%, 02/15/13	1,504
		2,366

Diversified Financial Services — 3.1%
	Associates Corp. of N.A.,
500	7.95%, 02/15/10	533
2,000	8.15%, 08/01/09	2,128
	Bank of America Corp.,
1,500	6.98%, 03/07/37	1,672
1,000	7.40%, 01/15/11	1,079
2,900	7.80%, 02/15/10	3,108
500	7.80%, 09/15/16	556
280	Canadian Pacific Ltd. (Canada),
	9.45%, 08/01/21	354
1,500	Caterpillar Financial Services Corp.,
	3.45%, 01/15/09	1,476
	CIT Group, Inc.,
350	5.00%, 02/13/14	313
1,000	5.00%, 02/01/15	887
1,325	6.88%, 11/01/09	1,337
785	7.63%, 11/30/12	792
	Citigroup, Inc.,
1,550	5.50%, 02/15/17	1,515
1,350	6.00%, 08/15/17	1,378
625	6.13%, 08/25/36	591
	General Electric Capital Corp.,
500	3.50%, 05/01/08	497
1,000	4.38%, 11/21/11	994
2,910	5.88%, 02/15/12	3,052
1,540	6.00%, 06/15/12	1,623
1,750	6.13%, 02/22/11	1,847
1,100	6.75%, 03/15/32	1,259
855	Genworth Global Funding Trusts,
	5.20%, 10/08/10	873
100	IIRSA Norte Finance Ltd. (Peru),
	8.75%, 05/30/24	113
260	National Gas Co of Trinidad & Tobago Ltd., (Trinidad)
	6.05%, 01/15/36	253
400	National Rural Utilities Cooperative Finance Corp.,
	7.25%, 03/01/12	435
400	Stena AB (Sweden),
	7.50%, 11/01/13	393
1,615	Textron Financial Corp.,
	4.60%, 05/03/10	1,646

30,704

Diversified Telecommunication Services — 1.6%
900	AT&T Corp.,
	8.00%, 11/15/31	1,106
2,000	Bell Telephone Co. of Pennsylvania,
	8.35%, 12/15/30	2,396
	BellSouth Corp.,
1,285	5.20%, 09/15/14	1,276
100	6.88%, 10/15/31	107
1,800	Cincinnati Bell, Inc.,
	7.25%, 07/15/13	1,800
1,500	Citizens Communications Co.,
	6.25%, 01/15/13	1,449
500	New York Telephone Co.,
	6.13%, 01/15/10	516
466	Nynex Corp.,
	9.55%, 05/01/10	495
250	Qwest Communications International, Inc.,
	FRN, 8.37%, 02/15/09	250
1,000	Qwest Corp.,
	7.88%, 09/01/11	1,033
	Sprint Capital Corp.,
370	8.38%, 03/15/12	397
800	8.75%, 03/15/32	869
500	Telecom Italia Capital S.A. (Luxembourg),
	5.25%, 11/15/13	493
1,250	TELUS Corp. (Canada),
	8.00%, 06/01/11	1,362
267	United Telephone Co. of Florida,
	8.38%, 01/15/25	288
	Windstream Corp.,
525	8.13%, 08/01/13	540
1,250	8.63%, 08/01/16	1,297
		15,674

Electric Utilities — 1.8%
1,091	AES Corp. (The),
	8.75%, 05/15/13 (e)	1,135
1,250	Carolina Power & Light Co.,
	5.13%, 09/15/13	1,255
1,000	CenterPoint Energy Houston Electric LLC,
	5.75%, 01/15/14	1,009
1,000	Consolidated Edison Co. of New York, Inc.,
	4.70%, 06/15/09	1,002
	Edison Mission Energy,
500	7.00%, 05/15/17	479
800	7.20%, 05/15/19	764
500	7.75%, 06/15/16	505
419	FPL Energy National Wind,
	6.13%, 03/25/19 (e)	436
534	FPL Energy Wind Funding LLC,

	6.88%, 06/27/17 (e)	555
1,342	Mirant Mid Atlantic LLC,
	9.13%, 06/30/17	1,478
	Nevada Power Co.,
125	6.50%, 04/15/12	132
375	8.25%, 06/01/11	414
900	NorthWestern Corp.,
	5.88%, 11/01/14	903
400	Pacific Gas & Electric Co.,
	5.63%, 11/30/17	400
250	Pacificorp,
	7.24%, 08/16/23	287
360	Potomac Electric Power,
	6.50%, 11/15/37	368
1,400	PSEG Power LLC,
	7.75%, 04/15/11	1,506
1,100	Public Service Co of Oklahoma,
	6.63%, 11/15/37	1,117
750	Reliant Energy, Inc.,
	7.88%, 06/15/17	726
750	Sierra Pacific Power Co.,
	6.25%, 04/15/12	781
450	Southern California Edison Co.,
	5.55%, 01/15/37	428
358	Texas-New Mexico Power Co.,
	6.13%, 06/01/08	357
1,150	Virginia Electric and Power Co,
	6.35%, 11/30/37	1,159
		17,196

Electrical Equipment — 0.1%
500	Belden, Inc.,
	7.00%, 03/15/17	491

Electronic Equipment & Instruments — 0.4%
370	Arrow Electronics, Inc.,
	6.88%, 07/01/13	403
1,250	Flextronics International Ltd. (Singapore),
	6.25%, 11/15/14	1,189
	NXP BV/NXP Funding LLC (Netherlands),
1,125	7.88%, 10/15/14	1,080
375	FRN, 7.99%, 10/15/13	354
	Sanmina-SCI Corp.,
500	FRN, 8.44%, 06/15/10 (e)	500
500	FRN, 8.44%, 06/15/14 (e)	485
		4,011

Energy Equipment & Services — 0.7%
	Bristow Group, Inc.,
500	6.13%, 08/15/15	513
1,100	7.50%, 09/15/17 (e)	1,104
500	Key Energy Services, Inc.,
	8.38%, 12/01/14 (e)	501

500	Offshore Logistics, Inc.,
	6.13%, 06/15/13	476
1,916	Oslo Seismic Services, Inc.,
	8.28%, 06/01/11	2,008
500	PHI, Inc.,
	7.13%, 04/15/13	485
1,250	Pride International, Inc.,
	7.38%, 07/15/14	1,281
		6,368

Food & Staples Retailing — 0.3%
1,000	Kroger Co. (The),
	8.05%, 02/01/10	1,076
1,500	Rite Aid Corp.,
	7.50%, 03/01/17	1,350
500	Wal-Mart Stores, Inc.,
	5.25%, 09/01/35	435
		2,861

Food Products — 0.6%
360	General Mills, Inc.,
	5.65%, 09/10/12	371
1,000	Grand Metropolitan Investment Corp.,
	7.45%, 04/15/35	1,174
1,000	Kellogg Co.,
	5.13%, 12/03/12	1,008
1,700	Land O' Lakes, Inc.,
	9.00%, 12/15/10	1,774
	Smithfield Foods, Inc.,
1,000	7.75%, 05/15/13	990
750	7.75%, 07/01/17	728
		6,045

Gas Utilities — 0.8%
575	Atmos Energy Corp.,
	5.13%, 01/15/13	564
570	CenterPoint Energy Resources Corp.,
	6.63%, 11/01/37	583
750	Dynegy Holdings, Inc.,
	7.13%, 05/15/18	647
675	Holly Energy Partners LP,
	6.25%, 03/01/15	623
1,000	KeySpan Gas East Corp.,
	7.88%, 02/01/10	1,069
500	Pacific Energy Partners LP,
	7.13%, 06/15/14	521
835	Southern California Gas Co.,
	4.38%, 01/15/11	836
375	Southern Star Central Corp.,
	6.75%, 03/01/16	360
210	Texas Eastern Transmission LP,
	7.30%, 12/01/10	226
1,125	TransCanada Pipelines Ltd. (Canada),

	4.00%, 06/15/13	1,065
	Williams Partners LP/Williams Partners Finance Corp.,
965	7.25%, 02/01/17	989
500	7.50%, 06/15/11	519
		8,002

Health Care Equipment & Supplies — 0.1%
500	Medical Services Co.,
	FRN, 12.74%, 10/15/11	460
750	Medtronic, Inc.,
	4.75%, 09/15/15	724
		1,184

Health Care Providers & Services — 0.4%
	Community Health Systems, Inc.,
750	8.88%, 07/15/15	758
350	Fresenius Medical Care Capital Trust IV,
	7.88%, 06/15/11	361
	HCA, Inc.,
160	9.13%, 11/15/14	164
440	9.25%, 11/15/16	455
1,850	Omnicare, Inc.,
	6.75%, 12/15/13	1,702
500	Ventas Realty LP/Ventas Capital Corp.,
	9.00%, 05/01/12	540
		3,980

Hotels, Restaurants & Leisure — 0.5%
1,810	Mashantucket Western Pequot Tribe,
	8.50%, 11/15/15 (e)	1,810
1,800	MGM Mirage, Inc.,
	6.88%, 04/01/16	1,694
900	Seminole Hard Rock Entertainment Inc./Seminole Hard Rock International LLC,
	FRN, 7.86%, 03/15/14 (e)	864
350	Wynn Las Vegas Capital Corp.,
	6.63%, 12/01/14 (e)	340
		4,708

Household Durables — 0.2%
375	Jarden Corp.,
	7.50%, 05/01/17	338
	KB Home,
1,000	5.75%, 02/01/14	870
500	5.88%, 01/15/15	431
750	Meritage Homes Corp.,
	7.00%, 05/01/14	574
		2,213

Household Products — 0.0% (g)
500	Spectrum Brands, Inc.,
	11.50%, 10/02/13	431

Industrial Conglomerates — 0.0% (g)
270	Ingersoll-Rand Co. Ltd. (Bermuda),
	7.20%, 06/01/25	302

Insurance — 1.9%

	American International Group, Inc.,
1,000	4.25%, 05/15/13	952
1,500	5.45%, 05/18/17	1,482
1,000	ASIF Global Financing XXIII,
	3.90%, 10/22/08 (e)	987
1,350	Berkshire Hathaway Finance Corp.,
	4.20%, 12/15/10	1,357
1,800	Crum & Forster Holdings Corp.,
	7.75%, 05/01/17	1,746
2,000	John Hancock Global Funding II,
	3.50%, 01/30/09 (e)	1,969
1,000	MassMutual Global Funding II,
	3.50%, 03/15/10 (e)	990
875	Metropolitan Life Global Funding I,
	5.20%, 09/18/13 (e)	904
1,350	Monumental Global Funding II,
	4.38%, 07/30/09 (e)	1,356
1,000	New York Life Global Funding,
	3.88%, 01/15/09 (e)	995
2,015	Pacific Life Global Funding,
	3.75%, 01/15/09 (e)	1,991
300	Principal Life Global Funding I,
	5.25%, 01/15/13 (e)	309
2,100	Protective Life Secured Trust,
	4.00%, 04/01/11	2,100
419	SunAmerica, Inc.,
	8.13%, 04/28/23	505
400	Torchmark Corp.,
	7.88%, 05/15/23	496
275	XL Capital Ltd. (Cayman Islands),
	5.25%, 09/15/14	266
		18,405

Internet & Catalog Retail — 0.0% (g)
250	Brookstone Co, Inc.,
	12.00%, 10/15/12	238

IT Services — 0.0% (g)
350	Unisys Corp.,
	8.00%, 10/15/12	314

Leisure Equipment & Products — 0.1%
400	Brunswick Corp.,
	7.38%, 09/01/23	434
650	Steinway Musical Instruments, Inc.,
	7.00%, 03/01/14 (e)	592
		1,026

Machinery — 0.3%
446	Ormat Funding Corp.,
	8.25%, 12/30/20	447
500	Valmont Industries, Inc.,
	6.88%, 05/01/14	497
1,500	Westinghouse Air Brake Co.,

	6.88%, 07/31/13	1,470
1,000	Wolverine Tube, Inc.,
	10.50%, 04/01/09	950
		3,364

Marine — 0.1%
750	Ultrapetrol Bahamas Ltd. (Bahamas),
	9.00%, 11/24/14	720

Materials — 0.1%
875	Georgia-Pacific Corp.
	7.13%, 01/15/17 (e)	836

Media — 2.1%
2,004	Adelphia Communications Corp.,
	9.38%, 11/15/09	336
	CBS Corp.,
700	7.70%, 07/30/10	746
750	8.63%, 08/01/12	850
	CCH I Holdings LLC,
414	11.00%, 10/01/15	360
500	11.13%, 01/15/14	335
240	Comcast Cable Communications Holdings, Inc.,
	9.46%, 11/15/22	307
1,500	Comcast Cable Holdings LLC
	9.80%, 02/01/12	1,742
850	Comcast Corp.,
	5.90%, 03/15/16	856
750	Dex Media, Inc.,
	8.00%, 11/15/13	716
	DirecTV Holdings LLC,
500	6.38%, 06/15/15	484
1,000	8.38%, 03/15/13	1,037
750	Ecostar DBS Corp.,
	7.00%, 10/01/13	776
1,000	Historic TW, Inc.,
	9.15%, 02/01/23	1,217
400	Idearc, Inc.,
	8.00%, 11/15/16	374
	Lamar Media Corp.,
150	6.63%, 08/15/15	143
750	6.63%, 08/15/15 (e)	713
800	News America Holdings, Inc.,
	7.75%, 01/20/24	907
600	News America, Inc.,
	6.75%, 01/09/38	655
500	Rogers Cable, Inc. (Canada),
	6.25%, 06/15/13	520
1,000	Thomson Corp. (The) (Canada),
	4.25%, 08/15/09	1,001
	Time Warner Entertainment Co. LP,
400	8.38%, 03/15/23	466
1,000	8.88%, 10/01/12	1,145

750	10.15%, 05/01/12	886
1,800	Valassis Communications, Inc.,
	6.63%, 01/15/09	1,782
1,750	Videotron Ltee (Canada),
	6.88%, 01/15/14	1,676
		20,030

Metals & Mining — 0.7%
370	Alcoa, Inc.,
	5.55%, 02/01/17	363
1,086	California Steel Industries, Inc.,
	6.13%, 03/15/14	929
1,500	FMG Finance Pty Ltd. (Australia),
	10.63%, 09/01/16 (e)	1,725
805	Gibraltar Industries, Inc.,
	8.00%, 12/01/15	733
1,486	Newmont Gold Co.,
	8.91%, 01/05/09	1,519
	Steel Dynamics, Inc.,
1,500	6.75%, 04/01/15 (e)	1,432
300	7.38%, 11/01/12 (e)	298
		6,999

Multi-Utilities — 0.3%
	Duke Energy Corp.,
1,000	4.20%, 10/01/08	995
1,000	5.63%, 11/30/12	1,045
750	Mirant North America LLC,
	7.38%, 12/31/13	752
		2,792

Oil, Gas & Consumable Fuels — 1.4%
750	AmeriGas Partners LP/AmeriGas Eagle Finance Corp.,
	7.13%, 05/20/16	720
500	Aventine Renewable Energy Holdings, Inc.,
	10.00%, 04/01/17	448
	Chesapeake Energy Corp.,
250	6.88%, 01/15/16	246
500	7.50%, 09/15/13	511
425	Conoco Funding Co.,
	7.25%, 10/15/31	497
3,000	ConocoPhillips Co.,
	8.75%, 05/25/10	3,298
1,800	El Paso Corp.,
	6.88%, 06/15/14	1,805
180	Gaz Capital S.A. for Gazprom (Russia),
	7.29%, 08/16/37	185
100	Gaz Capital S.A. for Gazprom (Russia),
	7.29%, 08/16/37 (e)	102
1,206	Gazprom International S.A.,
	7.20%, 02/01/20	1,229
400	Marathon Oil Corp.,
	6.00%, 10/01/17	409

1,000	OPTI Canada, Inc. (Canada),
	8.25%, 12/15/14 (e)	985
200	Plains Exploration & Production Co.,
	7.75%, 06/15/15	198
	Premcor Refining Group, Inc. (The),
250	7.50%, 06/15/15	261
500	9.50%, 02/01/13	526
500	Sabine Pass LNG LP,
	7.25%, 11/30/13	481
1,000	Swift Energy Co.,
	7.13%, 06/01/17	945
825	Ultramar Diamond Shamrock Corp.,
	6.75%, 10/15/37	854
250	Williams Cos. Inc.,
	6.38%, 10/01/10 (e)	253
		13,953

Paper & Forest Products — 0.2%
	Abitibi-Consolidated, Inc. (Canada),
100	8.38%, 04/01/15	76
410	8.85%, 08/01/30	291
800	Cascades, Inc. (Canada),
	7.25%, 02/15/13	752
	Domtar Corp.,
500	7.13%, 08/15/15	482
250	7.88%, 10/15/11	254
		1,855

Personal Products — 0.1%
952	Procter & Gamble Co.,
	9.36%, 01/01/21	1,206

Pharmaceuticals — 0.3%
400	Abbott Laboratories,
	6.15%, 11/30/37	415
500	Elan Finance PLC/Elan Finance Corp.,
	FRN, 8.87%, 11/15/11	490
1,000	Schering-Plough Corp.,
	6.55%, 09/15/37	1,050
500	Valeant Pharmaceuticals International,
	7.00%, 12/15/11	477
		2,432

Real Estate Investment Trusts (REITs) — 0.3%
750	Host Hotels & Resorts LP,
	6.88%, 11/01/14	744
1,000	Host Marriott LP,
	7.00%, 08/15/12	1,000
	HRPT Properties Trust,
375	6.25%, 08/15/16	368
300	6.65%, 01/15/18	302
	iStar Financial, Inc.,
250	4.88%, 01/15/09	241
250	6.00%, 12/15/10	227

83	Thornburg Mortgage, Inc.,
	8.00%, 05/15/13	70
		2,952

Real Estate Management & Development — 0.1%
250	ERP Operating LP,
	4.75%, 06/15/09	250
750	Forest City Enterprises, Inc.,
	7.63%, 06/01/15	730
		980

Road & Rail — 0.4%
350	Avis Budget Car Rental LLC,
	7.75%, 05/15/16	330
	Burlington Northern Santa Fe Corp.,
775	6.13%, 03/15/09	787
500	7.13%, 12/15/10	531
830	7.91%, 01/15/20	993
	Erac USA Finance Co.,
250	6.38%, 10/15/17 (e)	247
800	6.70%, 06/01/34 (e)	766
350	Union Pacific Corp.,
	4.88%, 01/15/15	343
		3,997

Semiconductors & Semiconductor Equipment — 0.2%
825	Freescale Semiconductor, Inc.,
	8.88%, 12/15/14	754
	MagnaChip Semiconductor S.A. (Luxembourg),
1,300	6.88%, 12/15/11	1,101
300	FRN, 8.61%, 12/15/11	265
		2,120

Software — 0.1%
1,000	Oracle Corp. and Ozark Holding, Inc.,
	5.25%, 01/15/16	999

Specialty Retail — 0.1%
500	Brown Shoe Co., Inc.,
	8.75%, 05/01/12	510
775	Collective Brands, Inc.,
	8.25%, 08/01/13	721
		1,231

Thrifts & Mortgage Finance — 0.7%
	Countrywide Home Loans, Inc.,
1,000	3.25%, 05/21/08	891
700	4.00%, 03/22/11	532
	Washington Mutual, Inc.,
2,375	4.20%, 01/15/10	2,173
1,000	4.38%, 01/15/08	988
455	7.25%, 11/01/17	396
2,000	World Savings Bank FSB,
	4.50%, 06/15/09	2,003
		6,983

Tobacco — 0.1%

750	Alliance One International, Inc.,
	11.00%, 05/15/12	788

Water Utilities — 0.1%
925	American Water Capital Corp.,
	6.09%, 10/15/17 (e)	967

Wireless Telecommunication Services — 0.2%
500	Dobson Cellular Systems, Inc.,
	8.38%, 11/01/11	536
1,250	New Cingular Wireless Services, Inc.,
	7.88%, 03/01/11	1,356
250	Rural Cellular Corp.,
	8.25%, 03/15/12	259
		2,151
	Total Corporate Bonds
	(Cost $331,449)	332,192

Mortgage Pass-Through Securities — 8.5%
	Federal Home Loan Mortgage Corp. Gold Pools,
6,350	4.00%, 08/01/18 - 05/01/19	6,123
704	4.00%, 09/01/33	652
2,351	5.50%, 07/01/35	2,357
529	6.00%, 02/01/29	541
3,735	6.50%, 11/01/22 - 03/01/26	3,867
3080	6.50%, 01/01/24 - 11/01/36	3179
1,842	6.50%, 07/01/14	1,904
517	7.00%, 06/01/09 - 06/01/11	534
1936	7.00%, 09/01/24 - 10/01/36 (m)	2022
1651	7.00%, 12/01/14 - 01/01/27	1710
157	7.50%, 09/01/10 - 05/01/11	162
298	7.50%, 10/01/19 - 10/01/30	318
269	8.00%, 08/01/27 03/01/30	290
43	8.50%, 01/01/08 - 06/01/10	43
	Federal Home Loan Mortgage Corp. Conventional Pools,
10	7.50%, 02/01/17 - 06/01/17	11
11	8.00%, 08/01/08 - 02/01/10	11
-(h)	8.75%, 04/01/08	-
2	9.25%, 05/01/12	2
4	10.25%, 06/01/09	4
27	12.00%, 08/01/15 - 07/01/19	31
2	12.50%, 01/01/14	2
1	13.00%, 06/01/14	1
-(h)	13.50%, 01/01/11 - 10/01/12	-
-(h)	14.50%, 12/01/10 - 03/01/11	1
-(h)	14.75%, 03/01/10	1
1	15.00%, 03/01/11	1
	Federal National Mortgage Association Various Pools,
2,060	3.50%, 08/01/10	2,004
11,876	3.50%, 09/01/18 - 07/01/19	11,175
6,442	4.00%, 09/01/13 (m)	6,396
8,938	4.00%, 07/01/18 - 12/01/18	8,636
906	4.50%, 07/01/18	894

4,913	5.00%, 05/01/18 - 11/01/18	4,926
3,488	5.00%, 12/01/32 - 08/01/33	3,419
1,018	5.50%, 08/01/17	1,034
7,337	5.50%, 12/01/28 - 08/01/34	7,372
697	6.00%, 01/01/14	713
1,130	6.00%, 09/01/33 - 01/01/34	1,152
349	6.50%, 05/01/13	361
1,465	6.50%, 04/01/28 - 08/01/29	1,518
3,659	6.50%, 11/01/18 - 07/01/36	3,787
-(h)	7.00%, 03/01/15	-
13	7.00%, 03/01/28	13
93	7.50%, 02/01/12	94
221	7.50%, 09/01/25 - 03/01/27	236
195	8.00%, 01/01/16	203
350	8.50%, 11/01/11	363
149	8.50%, 12/01/25	159
9	9.00%, 01/01/19 - 04/01/25	10
66	12.50%, 01/01/16	74
875	ARM, 4.15%, 01/01/34	873
1,292	ARM, 4.67%, 05/01/35	1,302
71	ARM, 7.71%, 10/01/33	72
	Government National Mortgage Association Various Pools,
892	6.50%, 02/15/28 - 10/15/29	929
292	7.00%, 02/15/24 - 02/15/28	311
247	7.25%, 07/15/21 - 01/15/28	262
380	7.50%, 10/15/22 - 09/15/29	404
11	7.75%, 02/15/27	12
224	8.00%, 08/20/26 - 08/20/28	242
11	8.50%, 11/15/25	12
254	9.00%, 04/15/16 - 01/15/25	275
5	10.00%, 11/15/20	6
4	13.00%, 01/15/15	4
	Total Mortgage Pass-Through Securities
	(Cost $82,712)	83,010

Supranational — 0.1%
600	Corp. Andina de Fomento,
	5.20%, 05/21/13
	(Cost $598)	606

U.S. Government Agency Securities — 0.4%
1,500	Federal Home Loan Bank System,
	5.09%, 10/07/08	1,510
42	Federal Housing Authority,
	7.43%, 08/01/20	42
2,000	Federal National Mortgage Association,
	8.20%, 03/10/16	2,509
	Total U.S. Government Agency Securities
	(Cost $3,433)	4,061

U.S. Treasury Obligations — 12.6%
U.S. Treasury Bonds,
5,000	7.13%, 02/15/23	6,515

2,700	7.25%, 08/15/22	3,538
8,275	8.00%, 11/15/21	11,419
12,685	8.13%, 05/15/21 (m)	17,569
10,300	8.13%, 08/15/21	14,304
8,925	8.88%, 08/15/17 (m)	12,352
13,000	9.00%, 11/15/18 (m)	18,511
5,125	9.13%, 05/15/18 (m)	7,294
1,250	11.25%, 02/15/15	1,831
	U.S. Treasury Bonds Coupon STRIPS,
308	05/15/13	254
3,500	11/15/14	2,689
2,425	11/15/15	1,765
3,900	05/15/16	2,770
11,290	05/15/17	7,609
4,000	11/15/17	2,632
1,040	05/15/18	665
1,289	U.S. Treasury Inflation Indexed Bonds,
	3.63%, 04/15/28	1,658
2,543	U.S. Treasury Inflation Indexed Notes,
	3.88%, 01/15/09	2,628
	U.S. Treasury Notes,
20	4.38%, 11/15/08 (k)	20
2,000	4.38%, 12/15/10	2,073
2,500	4.75%, 05/15/14	2,659
1,000	4.88%, 05/15/09	1,025
1,500	4.88%, 05/31/11	1,582
	Total U.S. Treasury Obligations
	(Cost $105,151)	123,362

Municipal Bond — 0.2%
1,960	State of Illinois, Taxable Pension,
	5.10%, 06/01/33GO
	(Cost $1,960)	1,916

Foreign Government Securities — 1.5%
EGP 1,520	Arab Republic of Egypt (Egypt),
	8.75%, 07/18/12 (e)	285
	Federal Republic of Brazil (Brazil),
$ 630	7.88%, 03/07/15	720
750	8.88%, 10/14/19	937
125	12.25%, 03/06/30	216
100	Government of Barbados (Barbados),
	6.63%, 12/05/35 (e)	101
393	Government of Dominican Republic (Dominican Republic),
	9.04%, 01/23/18	451
100	Government of Ghana (Ghana),
	8.50%, 10/04/17 (e)	105
	Government of Peru (Peru),
125	8.38%, 05/03/16	146
185	8.75%, 11/21/33	244
	Government of Ukraine (Ukraine),
380	6.58%, 11/21/16 (e)	371

	Petroleos de Venezuela S.A. (Venezuela),
570	5.38%, 04/12/27	332
920	5.50%, 04/12/37	515
210	Province of Buenos Aires (Argentina),
	9.38%, 09/14/18	180
	Republic of Argentina (Argentina),
1,300	FRN, 5.39%, 08/03/12	729
ARS 850	VAR, 0.00%, 09/30/14	247
	VAR, 0.00%, 02/04/18	753
	VAR, 0.00%, 12/31/33	128
	Republic of Colombia (Columbia),
$ 60	11.75%, 02/25/20	89
COP 731,000	12.00%, 10/22/15	399
$ 175	Republic of Costa Rica (Costa Rica),
	10.00%, 08/01/20	228
	Republic of El Salvador (El Salvador),
100	7.63%, 09/21/34	117
45	8.25%, 04/10/32 (e)	55
	Republic of Guatemala (Guatemala),
100	8.13%, 10/06/34	118
175	9.25%, 08/01/13	201
498	Republic of Indonesia (Indonesia),
	6.75%, 03/10/14	513
	Republic of Philippines (Philippines),
175	7.75%, 01/14/31	198
290	8.25%, 01/15/14	324
175	Republic of Turkey (Turkey),
	6.88%, 03/17/36	172
	Republic of Uruguay (Uruguay),
UYU 8,000	3.70%, 06/26/37	329
$ 150	9.25%, 05/17/17	180
	Republic of Venezuela (Venezuela),
135	9.25%, 09/15/27	134
410	9.38%, 01/13/34	405
690	10.75%, 09/19/13	728
350	RSHB Capital SA for OJSC Russian Agricultural Bank (Russia),
	VAR, 6.97%, 09/21/16	344
	Russian Federation (Russia),
500	11.00%, 07/24/18	715
200	12.75%, 06/24/28	363
	United Mexican States (Mexico)
200	6.63%, 03/03/15	216
1,350	7.50%, 04/08/33	1,633
MXN 2,000	8.00%, 12/19/13	184
$ 120	8.30%, 08/15/31	157
320	11.50%, 05/15/26	528
	Total Foreign Government Securities
	(Cost $14,770)	14,790

Loan Assignments & Participations --1.8.%

Aerospace & Defense — 0.2%

	Hawker Beechcraft Corp.,
78	5.16%, 10/02/07	75
148	6.81%, 11/29/07	142
1,771	7.20%, 10/02/07	1,700
		1,917

Automobiles — 0.2%
1,000	Chrysler Financial 1st Lien,
	8.90%, 11/08/07	971
1,490	Ford Term Loan B,
	8.36%, 06/15/07	1,387
		2,358

Construction & Engineering — 0.0% (g)
293	Opco Term Loan,
	6.85%, 09/28/07	279

Electronic Equipment & Instruments — 0.0% (g)
	TTM Technologies, Inc. Term Loan,
88	7.06%, 11/29/07	86
140	7.34%, 10/25/07	139
		225

Health Care Providers & Services — 0.3%
1,000	Biomet Term 1st Lien Term Loan,
	8.20%, 09/26/07	986
180	Community Health Term Loan,
	7.07%, 11/30/07	172
524	Community Healthcare System,
	7.76%, 07/02/14	501
596	HCA, Inc. Term Loan,
	7.44%, 09/28/07	570
65	IASIS Healthcare,
	7.02%, 10/01/07	61
	IASIS Healthcare Contract 1,
3	7.20%, 09/28/07	3
137	7.70%, 09/06/07	129
	IASIS Healthcare Contract 2,
192	7.07%, 10/26/07	181
40	7.72%, 09/07/07	38
		2,641

Hotels, Restaurants & Leisure — 0.2%
	Isle of Capri 1st Lien Term Loan,
235	6.64%, 11/30/13	220
587	6.74%, 10/24/07	550
667	Venetian Macau Term Loan B,
	7.45%, 09/28/07	636
		1406

Independent Power Producers & Energy Traders — 0.5%
2,995	Calpine Corp.,
	7.45%, 09/28/07	2,922
2,205	NRG Energy, Inc. Contract 1,
	6.95%, 09/28/07	2093
		5,015

IT Services — 0.2%
1,000	Compucom Systems, Inc. Term Loan,
	8.33%, 11/30/07	990
400	First Data Term Loan B1,
	7.96%, 10/10/07	379
600	First Data Term Loan B3,
	7.96%, 10/10/07	571
		1,940

Machinery — 0.1%
1,000	Charter plc Refinance Term Loan (United Kingdom),
	7.36%, 08/24/07	932

Textiles, Apparel & Luxury Goods — 0.1%
	Polymer Group Bank Debt Term Loan B,
191	7.05%, 11/28/07	188
293	7.45%, 09/28/07	289
		477
	Total Loan Assignments & Participations
	(Cost $17,590)	17,190

Common Stocks — 0.1% (g)	Shares

Airlines — 0.0% (g)
6	Northwest Airlines Corp. (a)	104

Construction Materials — 0.1%
35	Oglebay Norton Co., (a)	1,208

Diversified Telecommunication Services — 0.0% (g)
1	AboveNet, Inc.,	97
-(h)	XO Holdings, Inc., (a)	1
		98

Hotels, Restaurants & Leisure — 0.0% (g)
5	Bally Total Fitness Holding Corp., (a) (f) (i)	1

Wireless Telecommunication Services — 0.0% (g)
-(h)	Sprint Nextel Corp. (a)	-
	Total Common Stocks
	(Cost $1,052)	1,411
No. Of Warrants

Warrants — 0.0% (g)

Diversified Telecommunication Services — 0.0% (g)
	AboveNet, Inc.
-(h)	expires 09/08/08 (Strike Price $20.00) (a) (i)	27
1	expires 09/08/10 (Strike Price $24.00) (a) (i)	29
	XO Holdings, Inc.
1	Class A, expiries 01/16/10 (Strike Price $6.25) (a)	-
1	Class B, expiries 01/16/10 (Strike Price $7.50) (a)	-
1	Class C, expiries 01/16/10 (Strike Price $10.00) (a)	-
	Total Warrants
	(Cost $224)	56
	Total Long-Term Investments
	(Cost $ 926,150)	949,163
Shares

Short-Term Investment — 3.8%

Investment Company — 3.8%

37,239	JPMorgan Liquid Assets Money Market Fund, Institutional Class (b)
	(Cost $37,239)	37,239

Total Investments — 100.8%
(Cost $963,389)	986,402

Liabilities in Excess of Other Assets — (0.8)%	(7,387)

NET ASSETS — 100.0%	$ 979,015

Percentages indicated are based on net assets.

ABBREVIATIONS:

(a)	Non-income producing security.
(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by JPMorgan Investment Advisors Inc.
(d)	Defaulted Security.
(e)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(f)	Fair Valued Investment. The following are approximately the market value and percentage of the investments based on net assets that are fair valued:

Market Value	Percentage
$1	0.0% (g)

(g)	Amount rounds to less than 0.1%.
(h)	Amount rounds to less than one thousand (shares and dollars).
(i)	Security has been deemed illiquid pursuant to procedures approved by the Board of Trustees and may be difficult to sell.
(k)	Security is fully or partially segregated with the broker as collateral for futures or with brokers as initial margin for futures contracts.
(m)

All or a portion of this security is reserved for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, and reverse repurchase agreements.

ARM	Adjustable Rate Mortgage
CMO	Collateralized Mortgage Obligation
FRN	Floating Rate Note. The rate shown is the rate in effect as of November 30, 2007.
IF	Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a
IO

decline (incline) in a specified index. Interest Only represents the right to receive the monthly interest payment on an underlying pool of mortgage loans. The face amount shown represents the par value on the underlying pool. The yields on these securities exceed yields on other mortgage-backed securities because their cash flow patterns are more volatile and there is a greater risk that the initial investment will not be fully recouped. These securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.

PO

Principal Only represents the right to receive the principal portion only on an underlying pool of mortgage loans. The market value of these securities is extremely volatile in response to changes in market interest rates. As prepayments on the underlying mortgages of these securities increase, the yield on these securities increases.

REMICS	Real Estate Mortgage Investment Conduits
SUB	Step-Up Bond. The rate shown is the rate in effect as of November 30, 2007.
VAR	Variable. The interest rate shown is the rate in effect at November 30, 2007.
STRIPS	Separate Trading of Registered Interest and Principal Securities.

As of November 30, 2007, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$35,345
Aggregate gross unrealized depreciation	(12,332)
Net unrealized appreciation/depreciation	$23,013

Federal income tax cost of investments	$963,389

JPMorgan Government Bond Fund
Schedule of Portfolio Investments
As of November 30, 2007 (Unaudited)
(Amounts in thousands)

Principal Amount ($)	Security Description (t)	Value ($)

Long-Term Investments — 98.7%

Collateralized Mortgage Obligations — 51.7%

Agency CMO — 51.7%	Federal Home Loan Mortgage Corp., REMICS,
185	Series 1343, Class LA, 8.00%, 08/15/22	201
1,370	Series 1367, Class K, 5.50%, 09/15/22	1,369
132	Series 1489, Class I, 6.50%, 04/15/08	132
270	Series 1591, Class E, 10.00%, 10/15/23	297
107	Series 1604, Class MB, IF, 6.45%, 11/15/08	107
220	Series 1625, Class SC, IF, 6.62%, 12/15/08	220
2,465	Series 1633, Class Z, 6.50%, 12/15/23	2,569
3,000	Series 1694, Class PK, 6.50%, 03/15/24	3,156
8,837	Series 1785, Class A, 6.00%, 10/15/23	8,992
757	Series 1999, Class PU, 7.00%, 10/15/27	791
1,411	Series 2031, Class PG, 7.00%, 02/15/28	1,455
3,577	Series 2035, Class PC, 6.95%, 03/15/28	3,733
3,316	Series 2064, Class PD, 6.50%, 06/15/28 (m)	3,451
3,095	Series 2095, Class PE, 6.00%, 11/15/28	3,166
920	Series 2152, Class BD, 6.50%, 05/15/29	948
628	Series 2345, Class PQ, 6.50%, 08/15/16	651
540	Series 2366, Class VG, 6.00%, 06/15/11	540
3,287	Series 2367, Class ME, 6.50%, 10/15/31	3,410
13,845	Series 2480, Class EJ, 6.00%, 08/15/32	14,136
6,000	Series 2562, Class PG, 5.00%, 01/15/18	5,983
6,373	Series 2571, Class PV, 5.50%, 01/15/14	6,486
20,000	Series 2578, Class PG, 5.00%, 02/15/18	19,937
10,000	Series 2580, Class QM, 5.00%, 10/15/31	9,823
2,503	Series 2611, Class QZ, 5.00%, 05/15/33	2,332
10,000	Series 2630, Class KS, 4.00%, 01/15/17	9,655
10,000	Series 2631, Class TE, 4.50%, 02/15/28	9,854
1,521	Series 2647, Class A, 3.25%, 04/15/32	1,405
6,074	Series 2651, Class VZ, 4.50%, 07/15/18	5,844
9,000	Series 2656, Class BG, 5.00%, 10/15/32	8,883
10,000	Series 2684, Class PD, 5.00%, 03/15/29	10,030
2,500	Series 2688, Class DG, 4.50%, 10/15/23	2,390
5,045	Series 2715, Class NG, 4.50%, 12/15/18	4,947
8,588	Series 2727, Class PE, 4.50%, 07/15/32	8,252
5,000	Series 2749, Class TD, 5.00%, 06/15/21	4,960
6,000	Series 2773, Class TB, 4.00%, 04/15/19	5,611
4,730	Series 2780, Class TD, 5.00%, 04/15/28	4,736
15,136	Series 2809, Class DC, 4.50%, 06/15/19	14,760
3,000	Series 2809, Class UC, 4.00%, 06/15/19	2,833
2,750	Series 2827, Class DG, 4.50%, 07/15/19	2,666
7,450	Series 2841, Class AT, 4.00%, 08/15/19	6,944
4,530	Series 2882, Class QD, 4.50%, 07/15/34	4,455
6,831	Series 2927, Class GA, 5.50%, 10/15/34	6,924
5,000	Series 2929, Class PC, 5.00%, 01/15/28	5,011
16,547	Series 2976, Class HP, 4.50%, 01/15/33	16,398
10,600	Series 3036, Class ND, 5.00%, 05/15/34 (m)	10,287
5,487	Series 3045, Class HN, 4.50%, 09/15/33	5,431

4,231	Series 3085, Class VS, IF, 10.11%, 12/15/35	5,118
5,500	Series 3114, Class KB, 5.00%, 09/15/27	5,499
202	Federal Home Loan Mortgage Corp., STRIPS,
	Series 155, Class IO, IO, 7.00%, 11/01/23	37
	Federal Home Loan Mortgage Corp. Structured Pass-Through Securities,
2,159	Series T-54, Class 2A, 6.50%, 02/25/43	2,213
1,801	Series T-56, Class A, PO, 05/25/43	1,534
5,640	Federal National Mortgage Association Interest STRIPS,
	Series 343, Class 23, IO, 4.00%, 10/01/18	691
	Federal National Mortgage Association REMICS,
286	Series 1988-16, Class B, 9.50%, 06/25/18 (m)	315
225	Series 1990-57, Class J, 7.00%, 05/25/20 (m)	235
641	Series 1993-110, Class H, 6.50%, 05/25/23	664
505	Series 1993-146, Class E, PO, 05/25/23	445
7,400	Series 1993-155, Class PJ, 7.00%, 09/25/23	7,874
229	Series 1993-197, Class SC, IF, 8.30%, 10/25/08	231
96	Series 1993-205, Class H, PO, 09/25/23	85
136	Series 1993-217, Class H, PO, 08/25/23	121
100	Series 1993-228, Class G, PO, 09/25/23	88
69	Series 1994-13, Class SM, IF, 9.68%, 02/25/09	69
3,092	Series 1994-37, Class L, 6.50%, 03/25/24	3,202
9,094	Series 1994-43, Class PJ, 6.35%, 12/25/23	9,351
10,556	Series 1994-51, Class PV, 6.00%, 03/25/24	10,831
5,042	Series 1994-62, Class PJ, 7.00%, 01/25/24	5,257
1,554	Series 1994-86, Class PJ, 6.00%, 06/25/09	1,559
6,277	Series 1998-58, Class PC, 6.50%, 10/25/28	6,581
1,004	Series 2000-8, Class Z, 7.50%, 02/20/30	1,081
4,638	Series 2001-33, Class ID, IO, 6.00%, 07/25/31	816
1,847	Series 2002-2, Class UC, 6.00%, 02/25/17	1,889
3,000	Series 2002-3, Class PG, 5.50%, 02/25/17	3,043
5,000	Series 2002-18, Class PC, 5.50%, 04/25/17	5,089
6,502	Series 2002-73, Class OE, 5.00%, 11/25/17	6,479
4,879	Series 2002-86, Class EJ, 5.50%, 12/25/32	4,922
6,189	Series 2003-21, Class PZ, 4.50%, 03/25/33	5,603
15,200	Series 2003-35, Class MD, 5.00%, 11/25/16	15,188
1,485	Series 2003-67, Class SA, IF, 14.41%, 10/25/31	1,896
5,000	Series 2003-70, Class BE, 3.50%, 12/25/25	4,907
5,000	Series 2003-74, Class VL, 5.50%, 11/25/22	5,019
20,000	Series 2003-81, Class MC, 5.00%, 12/25/32 (m)	19,714
5,255	Series 2003-82, Class VB, 5.50%, 08/25/33	5,306
5,000	Series 2003-122, Class OL, 4.00%, 12/25/18	4,752
10,000	Series 2003-128, Class DY, 4.50%, 01/25/24 (m)	9,572
4,828	Series 2004-46, Class QD, IF, 4.87%, 03/25/34	4,942
14,744	Series 2004-60, Class PA, 5.50%, 04/25/34	14,867
5,129	Series 2005-12, Class ED, 4.50%, 03/25/25	4,997
5,000	Series 2005-16, Class LC, 5.50%, 05/25/28	5,039
4,546	Series 2005-29, Class AK, 4.50%, 04/25/35	4,498
10,395	Series 2005-58, Class EP, 5.50%, 07/25/35	10,547
9,290	Series 2005-83, Class LA, 5.50%, 10/25/35	9,407
4,538	Series 2006-69, Class SP, IF, 4.38%, 05/25/30	4,480

861	Series 2006-81, Class FA, FRN, 5.13%, 09/25/36	853
9,079	Series 2006-110, Class PO, 11/25/36	7,041
51	Series G92-35, Class EB, 7.50%, 07/25/22	54
684	Series G92-44, Class ZQ, 8.00%, 07/25/22	734
	Federal National Mortgage Association Whole Loan,
824	Series 1999-W4, Class A9, 6.25%, 02/25/29	843
5,757	Series 2002-W7, Class A4, 6.00%, 06/25/29	5,903
2,039	Series 2003-W1, Class 1A1, 6.50%, 12/25/42	2,126
944	Series 2003-W1, Class 2A, 7.50%, 12/25/42	1,005
8,175	Series 2003-W18, Class 1A6, 5.37%, 08/25/43	8,282
2,316	Series 2005-W1, Class 1A2, 6.50%, 10/25/44	2,372
	Government National Mortgage Association,
1,628	Series 1998-22, Class PD, 6.50%, 09/20/28	1,695
939	Series 1999-17, Class L, 6.00%, 05/20/29	962
6,000	Series 2001-10, Class PE, 6.50%, 03/16/31	6,342
5,838	Series 2001-64, Class PB, 6.50%, 12/20/31	6,095
32,886	Series 2003-59, Class XA, IO, VAR, 1.69%, 06/16/34	2,732
3,285	Series 2004-27, Class PD, 5.50%, 04/20/34	3,246
3,804	Series 2004-62, Class VA, 5.50%, 07/20/15	3,862
17,486	Series 2005-28, Class AJ, 5.50%, 04/20/35	17,821
	Total Collateralized Mortgage Obligations
	(Cost $524,408)	534,182

Mortgage Pass-Through Securities — 12.3%
	Federal Home Loan Mortgage Corp. Conventional Pools,
25	9.00%, 08/01/09-12/01/09	25
-(h)	9.50%, 04/01/16	-(h)
483	ARM, 7.09%, 01/01/27	487
51	ARM, 7.17%, 04/01/30	52
	Federal Home Loan Mortgage Corp. Gold Pools,
3,570	4.50%, 05/01/24	3,469
1,638	5.00%, 12/01/13-12/01/16	1,643
3,559	5.50%, 11/01/33	3,568
1,852	6.00%, 04/01/14	1,895
961	6.00%, 02/01/32	980
2,340	6.50%, 12/01/12-06/01/14	2,420
3,200	6.50%, 01/01/24-07/01/29	3,319
-(h)	7.00%, 12/01/14	-(h)
669	7.00%, 08/01/25-04/01/26 (m)	701
225	7.50%, 04/01/09-09/01/10	229
141	7.50%, 09/01/24-08/01/25	151
182	8.00%, 11/01/24-09/01/25	194
46	8.50%, 01/01/10	48
401	8.50%, 05/01/24-07/01/28	432
24	9.00%, 10/01/17-05/01/22	25
	Federal National Mortgage Association Various Pools,
6,584	4.00%, 04/01/19	6,349
2,428	5.00%, 11/01/23	2,412
8,151	5.00%, 11/01/33	8,008
2,141	5.50%, 11/01/16	2,176
62,883	5.50%, 02/01/29-05/01/36 (m)	63,115

957	6.00%, 03/01/11-08/01/14	975
4,657	6.00%, 03/01/22-09/01/28	4,771
8,679	6.00%, 07/01/36	8,823
88	6.50%, 12/01/10	90
1,786	6.50%, 06/01/26-04/01/32	1,849
87	7.00%, 04/01/08-07/01/10	90
513	7.00%, 02/01/24-08/01/25	539
267	7.50%, 06/01/14-07/01/14	287
483	7.50%, 03/01/30-04/01/30	516
522	8.00%, 11/01/12	540
17	9.00%, 12/01/24	18
321	10.00%, 10/01/16-11/01/21	365
	Government National Mortgage Association Various Pools,
95	6.00%, 10/15/23	98
45	6.50%, 07/15/08-05/15/09	45
1,994	6.50%, 05/15/23-02/15/24 (m)	2,073
860	7.00%, 12/15/22-06/15/28	911
1,139	7.50%, 02/15/22-02/15/28	1,215
1,135	8.00%, 07/15/22-11/20/27	1,225
25	8.50%, 10/15/24	27
1,011	9.00%, 11/15/08-11/15/24	1,091
64	9.50%, 07/15/09-12/15/20	71
2	11.00%, 11/15/09	2
117	ARM, 5.63%, 07/20/27 (m)	118
	Total Mortgage Pass-Through Securities
	(Cost $126,139)	127,437

U.S. Government Agency Securities — 12.9%
7,000	Federal Home Loan Bank System,
	5.75%, 08/15/11	7,461
	Federal National Mortgage Association,
10,000	6.25%, 05/15/29	11,589
21,000	Zero Coupon, 10/09/19	11,851
9,200	Federal National Mortgage Association STRIPS,
	Zero Coupon, 05/29/26	3,698
26,153	Financing Corp. Fico,
	Zero Coupon, 12/06/18	15,841
	Residual Funding STRIPS
78,000	Zero Coupon, 07/15/20	43,854
5,000	Zero Coupon, 04/15/30	1,795
	Resolution Funding Corp. STRIPS,
50,000	Zero Coupon, 07/15/20	28,042
15,000	Zero Coupon, 04/15/28	5,835
4,500	Tennessee Valley Authority STRIPS,
	Zero Coupon, 07/15/16	3,095
	Total U.S. Government Agency Securities
	(Cost $110,895)	133,061

U.S. Treasury Obligations — 21.8%
	U.S. Treasury Bonds,
2,500	7.13%, 02/15/23 (c)	3,257
13,140	7.25%, 05/15/16 (c)	16,240

3,935	7.25%, 08/15/22 (c)	5,156
3,635	8.00%, 11/15/21 (c)	5,016
4,085	8.88%, 08/15/17 (c)	5,654
1,020	9.00%, 11/15/18 (c)	1,452
	U.S. Treasury Bonds Coupon STRIPS,
5,845	02/15/15 (c)	4,404
1,655	05/15/15 (c)	1,234
2,500	08/15/15 (c)	1,846
8,810	11/15/15 (c)	6,410
1,190	05/15/16 (c)	845
	U.S. Treasury Bonds Principal STRIPS,
30,000	11/15/09 (c)	28,299
72,500	05/15/20 (c)	41,762
	U.S. Treasury Inflation Indexed Notes,
1,583	1.63%, 01/15/15 (c)	1,594
26,260	2.38%, 04/15/11 (c)	27,382
	U.S. Treasury Notes,
17,700	3.00%, 02/15/08 (c)	17,690
8,890	3.63%, 07/15/09 (c)	8,964
10,000	3.88%, 05/15/09 (c)	10,113
2,085	3.88%, 02/15/13 (c)	2,127
6,430	4.25%, 08/15/13 (c)	6,675
15,000	4.50%, 09/30/11 (c)	15,652
2,015	4.75%, 05/15/14 (c)	2,144
4,550	5.63%, 05/15/08 (c)	4,597
6,750	5.75%, 08/15/10 (c)	7,210
	Total U.S. Treasury Obligations
	(Cost $212,830)	225,723
	Total Long-Term Investments
	(Cost $974,272)	1,020,403
Shares

Short-Term Investment — 1.1%

Investment Company — 1.1%
11,329	JPMorgan U.S. Government Money Market Fund,
	Institutional Class (b)
	(Cost $11,329)	11,329

Principal Amount ($)

Investments of Cash Collateral for Securities on Loan — 21.0%

Repurchase Agreements — 21.0%

44,765	Banc of America Securities LLC, 4.62%, dated 11/30/07, due 12/03/07, repurchase price $44,782, collateralized by U.S. Government Agency Mortgages	44,765
40,000	Barclays Capital, 4.63%, dated 11/30/07, due 12/03/07, repurchase price $40,015, collateralized by U.S. Government Agency Mortgages	40,000
44,000	Bear Stearns, 4.69%, dated 11/30/07, due 12/03/07, repurchase price $44,017, collateralized by U.S. Government Agency Mortgages	44,000
44,000	Credit Suisse First Boston LLC, 4.70%, dated 11/30/07, due 12/03/07, repurchase price $44,017, collateralized by U.S. Government Agency Mortgages	44,000
44,000	Lehman Brothers, Inc., 4.68%, dated 11/30/07, due 12/03/07, repurchase price $44,017, collateralized by U.S. Government Agency Mortgages	44,000
	Total Investments of Cash Collateral for Securities on Loan
	(Cost $216,765)	216,765

Total Investments — 120.8%
(Cost $1,202,366)	1,248,497

Liabilities in Excess of Other Assets — (20.8)%	(214,989)

NET ASSETS — 100.0%	$1,033,508

Percentages indicated are based on net assets.

Abbreviations:

(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Advisors Inc.
(c)	Security, or a portion of the security, has been delivered to a counterparty as part of a security lending transaction.
(h)	Amount rounds to less than one thousand (shares and dollars).
(m)

All or a portion of this security is reserved for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, and reverse repurchase agreements.

CMO	Collateralized Mortgage Obligation
FRN	Floating Rate Note. The interest rate shown is the rate in effect as of November 30, 2007.
IF

Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index. The interest rate shown is the rate in effect as of November 30, 2007. The rate may be subject to a cap and floor.

IO

Interest Only represents the right to receive the monthly interest payment on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool. The yields on these securities exceed yields on other mortgage-backed securities because their cash flow patterns are more volatile and there is a greater risk that the initial investment will not be fully recouped. These securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.

PO

Principal Only represents the right to receive the principal portion only on an underlying pool of mortgage loans. The market value of these securities is extremely volatile in response to changes in market interest rates. As prepayments on the underlying mortgages of these securities increase, the yield on these securities increases.

REMICS	Real Estate Mortgage Investment Conduits
STRIPS

Separate Trading of Registered Interest and PrincipalSecurities. The STRIPS Program lets investors hold and trade individual interest and principal components of eligible notes and bonds as separate securities.

VAR	Variable Rate Note. The interest rate shown is the rate in effect as of November 30, 2007.

As of November 30, 2007, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$49,769
Aggregate gross unrealized depreciation	(3,638)
Net unrealized appreciation/depreciation	$46,131

Federal income tax cost of investments	$1,202,366

JPMorgan High Yield Bond Fund
Schedule of Portfolio Investments
As of November 30, 2007 (Unaudited)
(Amounts in thousands)

Principal Amount ($)	Security Description	Value ($)

Long-Term Investments — 95.2%

Asset-Backed Securities — 0.1%
1,250	Citigroup Mortgage Loan Trust, Inc.,
	Series 2005-HE3, Class M12, 6.79%, 09/25/35 (e) (f) (i)	125
1,000	Countrywide Asset-Backed Certificates,
	Series 2004-13, Class MV8, FRN, 6.49%, 01/25/35 (i)	757
	Long Beach Mortgage Loan Trust,
478	Series 2004-2, Class B, FRN, 8.37%, 06/25/34 (e) (i)	48
420	Series 2004-5, Class M6, FRN, 7.29%, 09/25/34	231
	Total Asset-Backed Securities
	(Cost $2,809)	1,161

Convertible Bond — 0.1%

Automobiles — 0.1%
2,000	Ford Motor Co.,
	4.25%, 12/15/36 (m)	2,105
	(Cost $2,194)

Corporate Bonds — 80.4%

Aerospace & Defense — 0.5%
417	Alliant Techsystems, Inc.,
	6.75%, 04/01/16 (c)	413
4,860	Esterline Technologies Corp.,
	6.63%, 03/01/17	4,799
2,150	L-3 Communications Corp.,
	6.38%, 10/15/15	2,129
		7,341

Airlines — 2.4%
	American Airlines, Inc.,
202	3.06%, 09/28/08	191
808	3.06%, 09/28/08 (i)	769
250	6.82%, 05/23/11	242
4,153	10.18%, 01/02/13	4,145
407	10.21%, 01/01/10	411
2,000	10.32%, 07/30/14 (e)	2,000
	Continental Airlines, Inc.,
3,650	8.75%, 12/01/11 (c)	3,486
6,291	9.80%, 04/01/21 (m)	6,480
	Delta Air Lines, Inc.,
1,775	7.11%, 09/18/11	1,788
4,700	8.02%, 08/10/22 (e)	4,536
7,750	8.30%, 12/15/29 (a) (c) (d)	523
2,900	8.95%, 08/10/14 (e)	2,799
2,500	10.13%, 05/15/10 (a) (d)	169
4,000	Northwest Airlines, Inc.,
	7.03%, 11/01/19 (c)	3,958
	United Airlines, Inc.,
1,220	7.34%, 07/02/19 (e)	1,147
2,560	FRN, 7.64%, 07/02/14 (e)	2,330
		34,974

Auto Components — 1.7%
8,150	Delphi Corp.,
	7.13%, 05/01/29 (c) (d)	5,583
13,095	JB Poindexter & Co., Inc.,
	8.75%, 03/15/14 (c) (m)	10,869
9,105	Lear Corp.,
	8.75%, 12/01/16	8,376
		24,828

Automobiles — 2.6%
1,000	Ford Holdings LLC,
	9.30%, 03/01/30	853
	Ford Motor Co.,
2,200	7.13%, 11/15/25	1,496
10,235	7.45%, 07/16/31 (c)	7,727
1,489	9.22%, 09/15/21	1,273
3,150	9.98%, 02/15/47 (m)	2,615
	General Motors Corp.,
12,675	8.10%, 06/15/24 (m)	10,013
16,400	8.38%, 07/15/33 (c)	13,612
		37,589

Beverages — 0.3%
	Constellation Brands, Inc.,
3,000	7.25%, 05/15/17 (c) (e)	2,790
1,335	8.38%, 12/15/14	1,345
		4,135

Building Products — 0.3%
1,750	Associated Materials, Inc.,
	SUB, 11.25%, 03/01/14 (c)	1,138
2,875	Gibraltar Industries, Inc.,
	8.00%, 12/01/15	2,616
1,250	Interline Brands, Inc.,
	8.13%, 06/15/14 (c)	1,231

Chemicals — 2.9%		4,985
3,650	Chemtura Corp.,
	6.88%, 06/01/16	3,358
1,000	M&G Finance Corp.,
	7.67%, 04/16/09 (i)	990
	Mosaic Co. (The),
4,675	7.38%, 12/01/14 (c) (e)	4,932
525	7.63%, 12/01/16 (e)	562
14,600	PolyOne Corp.,
	8.88%, 05/01/12 (c)	14,764
	Quality Distribution LLC/QD Capital Corp.,
2,275	9.00%, 11/15/10 (m)	2,093
2,050	FRN, 9.74%, 01/15/12 (m)	2,009
4,705	Sterling Chemicals, Inc.,
	10.25%, 04/15/15 (e)	4,776
3,500	Terra Capital, Inc.,
	7.00%, 02/01/17	3,456
175	Tronox Worldwide LLC/Tronox Finance Corp.,

	9.50%, 12/01/12	167
5,050	Westlake Chemical Corp.,
	6.63%, 01/15/16 (m)	4,810
		41,917

Commercial Services & Supplies — 1.5%
1,100	Cenveo Corp.,
	7.88%, 12/01/13 (c)	979
	Corrections Corp. of America,
1,671	6.25%, 03/15/13 (m)	1,650
1,250	6.75%, 01/31/14 (c)	1,255
2,025	7.50%, 05/01/11	2,050
1,050	FTI Consulting, Inc.,
	7.63%, 06/15/13	1,071
	Harland Clarke Holdings Corp.,
975	9.50%, 05/15/15	838
275	FRN, 9.62%, 05/15/15	231
5,996	Phoenix Color Corp.,
	13.00%, 02/01/09	5,936
	Quebecor World Capital Corp (Canada),
4,750	6.13%, 11/15/13 (m)	3,729
2,275	8.75%, 03/15/16 (e)	1,712
2,700	Quebecor World, Inc.
	9.75%, 01/15/15 (c) (e)	2,147
		21,598

Computers & Peripherals — 0.5%
7,125	Seagate Technology HDD Holdings (Cayman Islands),
	6.80%, 10/01/16	7,018

Construction Engineering — 0.7%
10,250	United Rentals North America, Inc.,
	6.50%, 02/15/12	9,763

Consumer Finance — 2.7%
2,825	ACE Cash Express, Inc.,
	10.25%, 10/01/14 (e)	2,804
	Ford Motor Credit Co. LLC,
1,000	7.80%, 06/01/12	891
4,645	8.00%, 12/15/16 (m)	4,064
10,865	8.63%, 11/01/10 (m)	10,285
1,900	9.75%, 09/15/10	1,846
6,570	9.88%, 08/10/11	6,358
2,510	FRN, 7.99%, 01/13/12 (m)	2,187
	GMAC LLC,
400	6.63%, 05/15/12	339
8,500	6.75%, 12/01/14 (c)	6,992
850	7.00%, 02/01/12 (m)	742
2,960	8.00%, 11/01/31 (m)	2,511
		39,019

Consumer Products — 1.2%
4,040	Jarden Corp.,
	7.50%, 05/01/17 (c)	3,636
3,250	Southern States Cooperative, Inc.,

	10.50%, 11/01/10 (e)	3,380
	Spectrum Brands, Inc.,
7,225	7.38%, 02/01/15 (c)	5,238
500	PIK, 11.50%, 10/02/13 (c)	431
2,650	Steinway Musical Instruments, Inc.,
	7.00%, 03/01/14 (e)	2,411
4,250	True Temper Sports, Inc.,
	8.38%, 09/15/11	2,635
385	Visant Corp.,
	7.63%, 10/01/12	385
		18,116

Containers & Packaging — 3.1%
2,400	Ball Corp.,
	6.88%, 12/15/12 (c)	2,442
5,125	Berry Plastics Holding Corp.,
	8.88%, 09/15/14 (c)	4,946
4,000	Cascades, Inc. (Canada),
	7.25%, 02/15/13 (m)	3,760
	Constar International, Inc.,
14,435	11.00%, 12/01/12 (c)	10,105
4,800	FRN, 8.24%, 02/15/12 (c)	4,560
	Owens Brockway Glass Container, Inc.,
2,500	6.75%, 12/01/14 (m)	2,481
3,000	8.25%, 05/15/13 (m)	3,105
879	8.88%, 02/15/09	882
4,450	Plastipak Holdings, Inc.,
	8.50%, 12/15/15 (e)	4,472
5,685	Portola Packaging, Inc.,
	8.25%, 02/01/12 (m)	4,122
5,470	Smurfit-Stone Container Enterprises, Inc.,
	8.00%, 03/15/17 (c) (m)	5,251
		46,126

Distributors — 0.4%
	American Tire Distributors, Inc.,
5,725	10.75%, 04/01/13 (c)	5,553
500	FRN, 11.48%, 04/01/12	485
		6,038

Diversified Consumer Services — 2.9%
	Allied Waste North America, Inc.,
2,250	5.75%, 02/15/11 (c)	2,191
1,200	6.13%, 02/15/14	1,155
4,400	6.88%, 06/01/17	4,328
7,620	7.13%, 05/15/16 (m)	7,601
1,000	7.88%, 04/15/13 (m)	1,028
1,000	Avis Budget Car Rental LLC/Avis Budget Finance, Inc.,
	7.75%, 05/15/16	944
1,000	Carriage Services, Inc.,
	7.88%, 01/15/15	982
2,000	Casella Waste Systems, Inc.,
	9.75%, 02/01/13	2,040

6,425	Knowledge Learning Corp., Inc.,
	7.75%, 02/01/15 (e)	6,104
3,450	Mac-Gray Corp.,
	7.63%, 08/15/15	3,364
	Service Corp International,
925	6.75%, 04/01/15	897
1,500	7.00%, 06/15/17 (m)	1,414
1,700	7.38%, 10/01/14 (m)	1,683
2,200	7.88%, 02/01/13 (m)	2,239
7,167	Stewart Enterprises, Inc.,
	6.25%, 02/15/13	6,809
		42,779

Diversified Manufacturing — 0.8%
12,160	Polypore, Inc.,
	8.75%, 05/15/12 (c) (m)	11,886

Diversified Telecommunication Services — 3.5%
3,837	Cincinnati Bell, Inc.,
	7.25%, 07/15/13	3,837
	Citizens Communications Co.,
1,500	6.25%, 01/15/13	1,449
4,800	9.25%, 05/15/11 (m)	5,196
	Level 3 Financing, Inc.,
300	8.75%, 02/15/17	257
8,000	9.25%, 11/01/14 (c) (m)	7,180
250	FRN, 9.15%, 02/15/15	211
1,517	McLeodUSA, Inc.,
	10.50%, 10/01/11 (e)	1,691
1,145	PAETEC Holding Corp.,
	9.50%, 07/15/15 (e)	1,136
1,525	Qwest Communications International, Inc.,
	7.50%, 02/15/14 (m)	1,514
	Qwest Corp.,
1,000	6.50%, 06/01/17 (c) (e)	953
1,000	7.50%, 10/01/14 (m)	1,013
7,600	7.63%, 06/15/15 (m)	7,752
7,000	7.88%, 09/01/11 (m)	7,228
4,375	Time Warner Telecom Holdings, Inc.,
	9.25%, 02/15/14	4,473
	Windstream Corp.,
500	7.00%, 03/15/19	474
4,235	8.13%, 08/01/13	4,357
2,850	8.63%, 08/01/16	2,957
		51,678

Electric Utilities — 1.5%
3,300	Energy Future Holdings Corp.,
	10.88%, 11/01/17 (e)	3,234
863	Nevada Power Co.,
	8.25%, 06/01/11	953
	NorthWestern Corp.,

1,900	5.88%, 11/01/14	1,906
1,800	7.00%, 08/15/23	1,821
	Reliant Energy, Inc.,
7,900	6.75%, 12/15/14	7,880
3,425	7.63%, 06/15/14	3,305
2,600	7.88%, 06/15/17 (c)	2,519
		21,618

Electronic Equipment & Instruments — 1.4%
4,000	Cookson plc (United Kingdom),
	6.97%, 11/01/09 (i)	4,197
5,000	Flextronics International Ltd. (Singapore),
	6.25%, 11/15/14 (c)	4,756
4,180	Intcomex, Inc.,
	11.75%, 01/15/11 (c)	4,263
2,219	Smart Modular Technologies (Cayman Islands),
	FRN, 10.73%, 04/01/12	2,308
	Sanmina-SCI Corp.,
2,300	FRN, 8.44%, 06/15/10 (c) (e)	2,300
1,625	FRN, 8.44%, 06/15/14 (e)	1,576
	STATS ChipPAC Ltd. (Singapore),
1,000	6.75%, 11/15/11	1,000
600	7.50%, 07/19/10	618
		21,018

Energy Equipment & Services — 1.9%
	Bristow Group, Inc.,
3,950	6.13%, 06/15/13	3,762
450	7.50%, 09/15/17 (e)	451
3,225	Calfrac Holdings LP,
	7.75%, 02/15/15 (e)	3,088
1,600	Chart Industries, Inc.,
	9.12%, 10/15/15	1,656
2,750	Key Energy Services, Inc.,
	8.38%, 12/01/14 (e)	2,757
1,284	Oslo Seismic Services, Inc.,
	8.28%, 06/01/11	1,346
5,701	PHI, Inc.,
	7.13%, 04/15/13	5,530
5,375	Pride International, Inc.,
	7.38%, 07/15/14 (m)	5,509
3,750	Seitel, Inc.,
	9.75%, 02/15/14	3,244
		27,343

Food & Staples Retailing — 0.9%
6,250	Golden State Foods Corp.,
	9.24%, 01/10/12 (e) (i)	6,348
	Rite Aid Corp.,
2,470	7.50%, 03/01/17	2,223
1,500	8.63%, 03/01/15	1,267
1,200	9.38%, 12/15/15 (e)	1,038
1,000	9.50%, 06/15/17 (e)	860

1,900	Stater Brothers Holdings,
	7.75%, 04/15/15	1,843
		13,579

Food Products — 2.6%
14,182	Chiquita Brands International, Inc.,
	7.50%, 11/01/14	12,303
14,010	Eurofresh, Inc.,
	11.50%, 01/15/13 (c) (e)	9,947
2,600	Land O' Lakes, Inc.,
	9.00%, 12/15/10 (m)	2,714
3,974	National Beef Packing Co. LLC/NB Finance Corp.,
	10.50%, 08/01/11	3,845
	Pilgrim's Pride Corp.,
4,080	7.63%, 05/01/15 (m)	3,998
1,775	8.38%, 05/01/17 (c)	1,739
	Smithfield Foods, Inc.,
1,125	7.00%, 08/01/11	1,114
2,500	7.75%, 05/15/13 (c)	2,475
850	7.75%, 07/01/17 (c)	825
		38,960

Gaming — 1.8%
1,000	Fontainebleau Las Vegas Holdings LLC/Fontainebleau Las Vegas Capital Corp.,
	10.25%, 06/15/15 (e)	885
2,075	Herbst Gaming, Inc.,
	7.00%, 11/15/14	1,370
900	Isle of Capri Casinos, Inc.,
	7.00%, 03/01/14	770
5,300	Mashantucket Western Pequot Tribe,
	8.50%, 11/15/15 (c) (e)	5,300
	MGM Mirage, Inc.,
2,500	6.63%, 07/15/15	2,325
625	7.50%, 06/01/16	614
2,800	Pokagon Gaming Authority,
	10.38%, 06/15/14 (e)	2,996
5,850	Seminole Hard Rock Entertainment, Inc./Seminole Hard Rock International LLC,
	FRN, 8.19%, 03/15/14 (e)	5,616
4,375	Shingle Springs Tribal Gaming Authority,
	9.38%, 06/15/15 (e)	4,287
1,625	Wynn Las Vegas Capital Corp.,
	6.63%, 12/01/14 (e)	1,576
		25,739

Health Care Equipment & Supplies — 0.6%
2,600	Bausch & Lomb, Inc.,
	9.88%, 11/01/15 (c) (e)	2,632
2,250	Cooper Cos., Inc. (The),
	7.13%, 02/15/15	2,183
4,185	LVB Acquisition Merger Sub, Inc.,
	10.00%, 10/15/17 (e)	4,232
		9,047

Health Care Providers & Services — 6.8%

7,830	Community Health Systems, Inc.,
	8.88%, 07/15/15	7,908
3,760	FMC Finance III S.A. (Luxembourg),
	6.88%, 07/15/17 (e)	3,685
3,150	Fresenius Medical Care Capital Trust IV,
	7.88%, 06/15/11	3,252
	HCA, Inc.,
2,550	6.30%, 10/01/12 (m)	2,250
1,275	6.50%, 02/15/16 (c)	1,061
2,050	9.13%, 11/15/14	2,096
6,900	9.25%, 11/15/16	7,142
1,900	IASIS Healthcare LLC/IASIS Capital Corp.,
	8.75%, 06/15/14	1,843
17,180	Medical Services Co.,
	FRN, 12.74%, 10/15/11 (m)	15,806
4,894	Multiplan, Inc.,
	10.38%, 04/15/16 (e)	4,894
	Omnicare, Inc.,
7,218	6.75%, 12/15/13	6,641
3,000	6.88%, 12/15/15	2,760
1,650	Psychiatric Solutions, Inc.,
	7.75%, 07/15/15	1,609
13,717	TeamHealth, Inc.,
	11.25%, 12/01/13 (m)	14,540
	Tenet Healthcare Corp.,
850	6.38%, 12/01/11	765
9,965	9.88%, 07/01/14 (m)	9,392
1,150	United Surgical Partners International, Inc.,
	8.88%, 05/01/17	1,121
650	U.S. Oncology, Inc.,
	10.75%, 08/15/14 (m)	637
9,580	Vanguard Health Holding Co. II LLC,
	9.00%, 10/01/14 (m)	9,077
3,250	Ventas Realty LP/Ventas Capital Corp.,
	9.00%, 05/01/12	3,510
		99,989

Hotels, Restaurants & Leisure — 0.4%
750	O'Charleys, Inc.,
	9.00%, 11/01/13	743
1,500	OSI Restaurant Partners, Inc.,
	10.00%, 06/15/15 (c) (e)	1,196
	Six Flags, Inc.,
1,775	9.63%, 06/01/14 (c)	1,287
3,300	9.75%, 04/15/13 (c)	2,409
		5,635

Household Durables — 0.5%
5,125	KB Home,
	5.88%, 01/15/15	4,420
1,000	M/I Homes, Inc.,
	6.88%, 04/01/12 (c)	840

3,025	Meritage Homes Corp.,
	7.00%, 05/01/14 (c)	2,314
		7,574

Independent Power Producers & Energy Traders — 4.0%
	AES Corp. (The),
1,500	8.00%, 10/15/17 (e)	1,493
1,942	8.75%, 05/15/13 (e)	2,020
	Calpine Corp.,
325	8.50%, 07/15/10	347
1,950	8.75%, 07/15/13	2,096
4,100	9.88%, 12/01/11	4,254
6,468	11.11%, 07/15/07	6,662
5,000	Calpine Generating Co. LLC,
	FRN, 0.00%, 04/01/11 (a) (c) (d)	1,716
	Dynegy Holdings, Inc.,
3,725	7.13%, 05/15/18 (c)	3,213
4,000	7.50%, 06/01/15	3,680
	Edison Mission Energy,
2,200	7.00%, 05/15/17	2,106
2,925	7.20%, 05/15/19	2,793
3,000	7.75%, 06/15/16	3,030
1,353	FPL Energy Wind Funding LLC,
	6.88%, 06/27/17 (e)	1,407
	Midwest Generation LLC,
4,349	8.30%, 07/02/09 (m)	4,415
668	8.56%, 01/02/16	712
	Mirant Americas Generation LLC,
5,475	8.30%, 05/01/11	5,461
7,130	8.50%, 10/01/21	6,595
425	NRG Energy, Inc.,
	7.38%, 01/15/17	415
2,764	Ormat Funding Corp.,
	8.25%, 12/30/20 (m)	2,771
4,275	Texas Competitive Electric Holdings Co. LLC,
	10.25%, 11/01/15 (e)	4,115
		59,301

Industrial Conglomerates — 0.9%
6,480	Milacron Escrow Corp.,
	11.50%, 05/15/11	6,059
7,411	Trimas Corp.,
	9.88%, 06/15/12 (c)	7,300
		13,359

Industrial Machinery — 1.1%
3,375	Baldor Electric Co.,
	8.63%, 02/15/17 (c)	3,459
1,750	Belden, Inc.,
	7.00%, 03/15/17	1,719
3,750	Gardner Denver, Inc.,
	8.00%, 05/01/13	3,788
	General Cable Corp.,

1,730	7.13%, 04/01/17 (c)	1,704
1,800	FRN, 7.61%, 04/01/15	1,737
	RBS Global, Inc., and Rexnord Corp.,
3,975	8.88%, 09/01/16	3,856
575	9.50%, 08/01/14	569
950	Valmont Industries, Inc.,
	6.88%, 05/01/14 (c)	945
		17,777

Insurance — 0.7%
4,530	Crum & Forster Holdings Corp.,
	7.75%, 05/01/17 (c)	4,394
	HUB International Holdings, Inc.,
4,250	9.00%, 12/15/14 (e)	3,825
2,150	10.25%, 06/15/15 (e)	1,844
1,000	USI Holdings Corp.,
	FRN, 8.74%, 11/15/14 (e)	895
		10,958

IT Services — 0.8%
4,020	First Data Corp.,
	9.88%, 09/24/15 (c) (e)	3,739
9,150	Unisys Corp.,
	8.00%, 10/15/12 (c)	8,212
		11,951

Marine — 0.4%
2,000	Navios Maritime Holdings, Inc. (Marshall Islands),
	9.50%, 12/15/14 (c)	2,055
600	Stena AB (Sweden),
	7.50%, 11/01/13	589
3,375	Ultrapetrol Bahamas Ltd. (Bahamas),
	9.00%, 11/24/14	3,240
		5,884

Media — 9.5%
	Adelphia Communications Corp.,
1,075	7.75%, 01/15/09 (a) (d)	169
1,450	8.13%, 07/15/03 (a) (d)	228
3,175	9.38%, 11/15/09 (a) (c) (d)	532
3,500	10.88%, 10/01/10 (a) (d)	569
9,055	Adelphia Recovery Trust,
	Series ACC-1, 0.00%, 12/31/49	702
3,250	Barrington Broadcasting Group LLC and Barrington Broadcasting Capital Corp.,
	10.50%, 08/15/14	3,299
3,875	Block Communications, Inc.,
	8.25%, 12/15/15 (e)	3,860
1,100	CanWest MediaWorks LP (Canada),
	9.25%, 08/01/15 (c) (e)	1,070
4,425	CCH I Holdings LLC,
	11.13%, 01/15/14 (c) (m)	2,965
5,472	CCH I Holdings LLC/CCH I Holdings Capital Corp.,
	11.00%, 10/01/15 (m)	4,761
3,500	CCO Holdings LLC/CCO Holdings Capital Corp.,

	8.75%, 11/15/13 (c)	3,421
	Charter Communications Operating LLC/Charter Communications Operating Capital,
2,000	8.38%, 04/30/14 (e)	1,960
7,200	10.25%, 09/15/10 (m)	7,100
9,050	DirecTV Holdings LLC,
	6.38%, 06/15/15 (m)	9,389
7,975	DirecTV Holdings LLC/DirecTV Financing Co.,
	8.38%, 03/15/13 (m)	7,716
2,700	Echostar DBS Corp.,
	7.00%, 10/01/13	2,794
5,375	Fisher Communications, Inc.,
	8.63%, 09/15/14	5,456
5,740	Idearc, Inc.,
	8.00%, 11/15/16 (m)	5,367
6,200	Insight Communications Co., Inc.,
	SUB 12.25%, 02/15/11	6,456
	Intelsat Bermuda Ltd. (Bermuda),
3,550	9.25%, 06/15/16	3,617
1,350	11.25%, 06/15/16	1,397
575	FRN, 8.89%, 01/15/15 (c)	576
4,325	Intelsat Corp.,
	9.00%, 08/15/14 (m)	4,390
4,100	Intelsat Subsidiary Holding Co., Ltd. (Bermuda),
	8.25%, 01/15/13 (m)	4,141
	Lamar Media Corp.,
2,850	6.63%, 08/15/15 (e)	2,707
1,800	7.25%, 01/01/13 (c)	1,778
625	LBI Media, Inc.,
	SUB, 11.00%, 10/15/13	578
3,342	Mediacom LLC/Mediacom Capital Corp.,
	9.50%, 01/15/13	3,108
3,450	Nexstar Finance Holdings LLC/Nexstar Finance Holdings, Inc.,
	SUB 0.00%, 04/01/13 (c)	3,415
5,960	Nexstar Broadcasting, Inc.,
	7.00%, 01/15/14 (c) (m)	5,528
1,750	Quebecor Media, Inc. (Canada),
	7.75%, 03/15/16 (c)	1,632
2,800	Radio One, Inc .,
	6.38%, 02/15/13 (c)	2,296
	RH Donnelley Corp.,
1,000	6.88%, 01/15/13 (c)	913
1,725	6.88%, 01/15/13 (m)	1,574
1,600	6.88%, 01/15/13 (m)	1,460
4,375	8.88%, 01/15/16 (m)	4,134
450	8.88%, 10/15/17 (e)	424
	Valassis Communications, Inc.,
2,000	6.63%, 01/15/09	1,980
9,880	8.25%, 03/01/15 (c)	8,398
10,275	Videotron Ltee (Canada),
	6.88%, 01/15/14 (m)	9,838

	Virgin Media Finance plc (United Kingdom),
1,300	8.75%, 04/15/14 (c)	1,294
4,000	9.13%, 08/15/16 (c)	3,980
2,000	XM Satellite Radio, Inc.,
	10.00%, 06/01/13	2,010
		138,982

Metals & Mining — 0.8%
4,100	AK Steel Corp.,
	7.75%, 06/15/12	4,090
200	CII Carbon LLC,
	11.13%, 11/15/15 (e)	197
2,900	FMG Finance Pty. Ltd. (Australia),
	10.63%, 09/01/16 (e)	3,335
1,000	Noranda Aluminium Acquisition Corp.,
	PIK, 8.74%, 05/15/15 (e)	860
	Steel Dynamics, Inc.,
1,000	6.75%, 04/01/15 (e)	955
500	7.38%, 11/01/12 (e)	496
2,300	Wolverine Tube, Inc.,
	10.50%, 04/01/09 (c)	2,185
		12,118

Multiline Retail — 0.3%
1,500	Brookstone Co., Inc.,
	12.00%, 10/15/12	1,425
3,125	Dollar General Corp.,
	10.63%, 07/15/15 (c) (e)	2,844
		4,269

Oil, Gas & Consumable Fuels — 7.1%
2,425	AmeriGas Partners LP,
	7.25%, 05/20/15	2,352
1,650	AmeriGas Partners LP/AmeriGas Eagle Finance Corp.,
	7.13%, 05/20/16	1,584
1,475	Alpha Natural Resources LLC/Alpha Natural Resources Capital Corp.,
	10.00%, 06/01/12	1,564
2,680	Aventine Renewable Energy Holdings, Inc.,
	10.00%, 04/01/17	2,399
1,925	Berry Petroleum Co.,
	8.88%, 11/01/16	1,949
	Chesapeake Energy Corp.,
500	6.38%, 06/15/15	480
900	6.88%, 01/15/16	884
2,600	7.50%, 06/15/14 (m)	2,658
2,400	7.63%, 07/15/13	2,478
500	Colorado Interstate Gas Co.,
	5.95%, 03/15/15	502
4,000	El Paso Corp.,
	6.88%, 06/15/14 (m)	4,012
4,250	El Paso Performance-Linked Trust,
	7.75%, 07/15/11 (e)	4,451
	Encore Acquisition Co.,

825	6.00%, 07/15/15	743
3,525	6.25%, 04/15/14	3,261
5,050	7.25%, 12/01/17	4,810
3,000	Ferrell Gas Co.,
	7.42%, 08/01/13 (i)	2,850
2,150	Forest Oil Corp.,
	7.25%, 06/15/19 (c) (e)	2,128
6,968	Holly Energy Partners LP,
	6.25%, 03/01/15	6,428
500	Northwest Pipeline Corp.,
	7.00%, 06/15/16	543
4,480	OPTI Canada, Inc. (Canada),
	8.25%, 12/15/14 (e)	4,413
	Pacific Energy Partners LP/Pacific Energy Finance Corp.,
750	6.25%, 09/15/15 (m)	754
4,250	7.13%, 06/15/14 (m)	4,432
	Peabody Energy Corp.,
1,000	5.88%, 04/15/16 (c)	950
1,175	6.88%, 03/15/13 (c)	1,178
1,500	Plains Exploration & Production Co.,
	7.75%, 06/15/15	1,485
	Premcor Refining Group, Inc. (The),
1,535	7.50%, 06/15/15	1,600
700	9.50%, 02/01/13	736
7,075	Range Resources Corp.,
	7.50%, 05/15/16 (m)	7,163
5,000	Sabine Pass LNG LP,
	7.25%, 11/30/13	4,812
4,874	Suburban Propane Partners LP/Suburban Energy Finance Corp.,
	6.88%, 12/15/13	4,691
9,965	Swift Energy Co.,
	7.13%, 06/01/17 (c)	9,417
4,950	W&T Offshore, Inc.,
	8.25%, 06/15/14 (e)	4,653
	Williams Cos, Inc.,
2,325	6.38%, 10/01/10 (e)	2,357
1,600	7.63%, 07/15/19 (m)	1,772
2,175	8.13%, 03/15/12	2,371
1,500	FRN, 7.23%, 10/01/10 (e)	1,522
	Willams Partners LP/Williams Partners Finance Corp.,
1,800	7.25%, 02/01/17	1,845
1,600	7.50%, 06/15/11	1,660
		103,887

Paper & Forest Products — 2.2%
	Abitibi-Consolidated Co. of Canada (Canada)
100	5.25%, 06/20/08	98
1,100	7.75%, 06/15/11 (c)	891
2,000	8.38%, 04/01/15 (c)	1,510
	Abitibi-Consolidated, Inc. (Canada),
2,300	6.95%, 04/01/08 (c)	2,260

680	8.55%, 08/01/10 (c)	592
1,945	8.85%, 08/01/30 (c)	1,381
	Ainsworth Lumber Co., Ltd. (Canada),
2,825	6.75%, 03/15/14 (c)	1,639
1,500	7.25%, 10/01/12 (c)	885
4,000	Bowater Canada Finance Corp. (Canada),
	7.95%, 11/15/11	3,130
	Domtar Corp.,
1,300	7.13%, 08/15/15 (c)	1,254
2,645	7.88%, 10/15/11	2,691
	Georgia-Pacific Corp.,
3,590	7.00%, 01/15/15 (e)	3,446
4,040	7.13%, 01/15/17 (e)	3,868
4,200	NewPage Corp.,
	12.00%, 05/01/13 (c)	4,389
3,725	Verso Paper Holdings LLC and Verson Paper, Inc.,
	11.38%, 08/01/16 (c)	3,781
		31,815

Pharmaceuticals — 0.6%
5,295	Celtic Pharma Phinco B.V.,
	17.00%, 06/15/12 (i)	5,190
3,000	Elan Finance plc/Elan Finance Corp. (Ireland),
	FRN, 8.87%, 11/15/11	2,940
865	Valeant Pharmaceuticals International,
	7.00%, 12/15/11	826
		8,956

Real Estate Investment Trusts (REITs) — 0.0% (g)
433	Thornburg Mortgage, Inc.,
	8.00%, 05/15/13 (m)	364

Road & Rail — 0.2%
5,600	IdleAire Technologies Corp.,
	SUB, 13.00%, 12/15/12	3,192

Semiconductors & Semiconductor Equipment — 2.5%
	Freescale Semiconductor, Inc.,
4,425	8.88%, 12/15/14	4,044
2,000	FRN, 9.57%, 12/15/14	1,785
	MagnaChip Semiconductor S.A./MagnaChip Semiconductor Finance Co. (Luxembourg),
2,775	6.88%, 12/15/11 (c)	2,352
4,680	8.00%, 12/15/14 (c) (m)	3,557
4,875	FRN, 8.94%, 12/15/11 (m)	4,302
	NXP BV/NXP Funding LLC (Netherlands),
8,055	7.88%, 10/15/14	7,733
4,620	FRN, 7.99%, 10/15/13 (c)	4,366
9,475	Spansion, Inc.,
	FRN, 8.75%, 06/01/13 (e)	8,622
		36,761

Specialty Retail — 0.7%
1,650	Brown Shoe Co., Inc.,
	8.75%, 05/01/12	1,683
4,500	Collective Brands, Inc.,

	8.25%, 08/01/13	4,185
1,825	General Nutrition Centers, Inc.,
	PIK, 10.01%, 03/15/14 (c)	1,734
4,373	Linens 'n Things, Inc.,
	FRN, 10.87%, 01/15/14 (c)	2,493
650	Susser Holdings LLC,
	10.63%, 12/15/13 (e)	679
		10,774

Textiles, Apparel & Luxury Goods — 0.4%
5,080	Broder Brothers Co.,
	11.25%, 10/15/10 (m)	4,064
2,025	Hanesbrands, Inc.,
	FRN, 8.78%, 12/15/14 (c)	1,995
		6,059

Thrifts & Mortgage Finance — 0.3%
7,515	Countrywide Financial Corp.,
	6.25%, 05/15/16 (c)	4,735

Tobacco — 0.6%
	Alliance One International, Inc.,
7,582	11.00%, 05/15/12	7,961
1,150	12.75%, 11/15/12 (c)	1,208
		9,169

Wireless Telecommunication Services — 0.9%
330	American Cellular Corp.,
	10.00%, 08/01/11	346
	Cricket Communications, Inc.,
1,435	9.38%, 11/01/14	1,334
1,200	9.38%, 11/01/14 (e)	1,116
3,000	iPCS, Inc.,
,	FRN, 7.04%, 05/01/13	2,790
8,575	MetroPCS Wireless, Inc.,
	9.25%, 11/01/14	8,125
		13,711
	Total Corporate Bonds
	(Cost $1,230,425)	1,184,314
Shares

Common Stocks — 1.7%

Airlines — 0.5%
386	Delta Air Lines, Inc. (a)	7,628

Construction Materials — 0.8%
337	Oglebay Norton Co. (a)	11,802

Diversified Telecommunication Services — 0.0% (g)
-(h)	AboveNet, Inc. (a)	35
1	XO Holdings, Inc. (a),	2
		37

Hotels, Restaurants & Leisure — 0.0% (g)
9	Bally Total Fitness Holding Corp. (a) (i)	2
29	Bally Total Fitness Holding Corp. (a) (c) (e) (f)	5
		7

Independent Power Producers & Energy Traders — 0.0% (g)

7	Mirant Corp. (a)	264

Media — 0.3%
64	Spanish Broadcasting System Inc., (a)	-(h)
155	Time Warner Cable, Inc., Class A (a) (c)	4,043
		4,043

Specialty Retail — 0.0% (g)
19	Mattress Discounters Corp. (a) (f) (i)	62

Textiles & Apparel — 0.1%
66	WestPoint International, Inc. (a) (f) (i)	697

Total Common Stocks
(Cost $20,434)	24,540

Preferred Stocks — 0.1%

Media — 0.1%
9	Spanish Broadcasting System Inc., PIK
	(Cost $751)	949

Principal Amount ($)

Loan Assignments & Participations — 12.8%

Aerospace & Defense — 0.3%
	Hawker Beechcraft Corp., Term Loan,
391	5.16%, 03/26/14	375
355	6.81%, 03/26/14	341
4,238	7.20%, 03/26/14	4,066
		4,782

Automobiles — 0.3%
4,957	Ford Motor Corp, Term Loan B,
	8.36%, 12/15/13	4,614

Building Products — 0.2%
2,452	Associated Materials, Inc., Term Loan,
	7.90%, 08/29/10	2,329

Chemicals — 0.8%
3,000	Millenium Chemical, 1st Lien Term Loan,
	7.45%, 01/26/13	2,830
2,000	Millenium Chemical, 2nd Lien Term loan,
	10.95%, 01/26/13	1,720
5,189	Polymer Group, Inc., Bank Debt, Term Loan B,
	7.45%, 11/22/12	5,124
	Texas PetroChemical, Term Loan,
500	7.19%, 06/27/13	481
857	7.50%, 06/27/13	824
624	7.75%, 06/27/13	600
		11,579

Commercial Services & Supplies — 0.3%
	Cenveo Corp., Term Loan,
27	6.99%, 06/21/13	26
824	6.99%, 06/21/13	782
2,813	Clarke American, Term Loan,
	7.70%, 04/01/14	2,588
679	Harland Clarke Holdings Corp., Term Loan,

7.86%, 05/01/14	624
4,020

Computers & Peripherals — 0.4%
	Stratus Technologies Inc., Term Loan (Germany),
2,970	8.95%, 03/28/11	2,703
4,000	14.95%, 03/28/12	3,480
		6,183

Construction Engineering — 0.2%
2,387	Rental Service Corp, Term Loan,
	8.75%, 11/30/13	2,217

Consumer Finance — 0.5%
	Buckeye Check Cashing, Inc., Term Loan,
270	7.90%, 05/01/12	251
2,821	7.95%, 05/01/12	2,624
	Checksmart Financial Co., Term Loan,
140	7.46%, 05/01/13	131
1,062	8.13%, 05/01/13	988
3,000	Chrysler Financial, 1st Lien Term Loan,
	8.90%, 08/03/12	2,914
		6,908

Consumer Products — 0.4%
	Spectrum Brands, Inc.,
256	4.57%, 03/30/13	248
820	8.66%, 03/30/13	792
481	8.88%, 03/30/13	465
421	8.90%, 03/30/13	406
1,203	8.90%, 03/30/13	1,161
1,353	9.24%, 03/30/13	1,307
1,654	9.25%, 03/30/13	1,597
		5,976

Diversified Financial Services — 0.5%
4,925	LPL Financial Services, Inc., Bank Debt,
	7.20%, 06/28/13	4,704
	Realogy Corp., Bank Term Loan,
636	5.32%, 04/05/14	554
2,358	8.36%, 12/31/49	2,053
		7,311

Diversified Telecommunication Services — 0.6%
4,948	Cavalier Telephone, Term Loan,
	9.95%, 03/24/12	4,713
1,000	Level 3 Communications, Term Loan,
	7.49%, 03/13/14	954
322	PAETEC Holding Corp., Term Loan,
	7.32%, 02/28/13	316
3,354	Time Warner Telecom, Term Loan,
	6.82%, 10/06/13	3,206
		9,189

Electrical Equipment & Instruments — 0.1%
998	BOC Edwards, 1st Lien Term Loan,
	7.54%, 12/31/47	905

Energy Equipment & Services — 0.3%
14	Chart Industries, Inc., 2nd Tranche,
	6.88%, 10/17/12	14
7	Chart Industries, Inc., 3rd Tranche,
	7.19%, 10/17/12	7
	Moreno Group, Term Loan,
328	7.44%, 05/10/14	299
3,409	7.64%, 05/10/14	3,107
1,250	7.65%, 05/10/14	1,139
		4,566

Gaming — 0.6%
1,760	Isle of Capri, Term Loan A,
	6.74%, 11/30/13	1,649
704	Isle of Capri, Term Loan B,
	6.58%, 11/30/13	660
7,333	Venetian Macau, Term Loan B,
	7.45%, 04/06/13	6,995
		9,304

Health Care Providers & Services — 1.6%
9,000	Biomet, 1st Lien Term Loan,
	8.20%, 03/15/15	8,869
	Carestream, 1st Lien Bank Loan,
298	6.82%, 04/30/13	280
994	6.96%, 04/30/13	932
497	7.20%, 04/30/13	466
715	7.33%, 04/30/13	671
497	7.36%, 04/30/13	466
	Community Health System, Inc., Term Loan,
1,139	7.07%, 07/02/14	1,089
3,317	7.33%, 07/02/14	3,173
4,367	HCA, Inc., Term Loan,
	7.44%, 11/14/13	4,182
296	IASIS Healthcare Corp., Term Loan,
	7.02%, 03/15/14	279
	IASIS Healthcare Corp., Term Loan A,
16	7.20%, 03/14/14	15
547	7.70%, 03/14/14	516
	IASIS Healthcare Corp., Term Loan B,
3,215	7.07%, 03/14/14	3,030
159	7.72%, 03/14/14	150
		24,118

Hotels, Restaurants & Leisure — 0.7%
	Outback Steakhouse, Inc., Term Loan,
168	5.52%, 06/14/14	153
4,314	7.00%, 12/31/49	3,931
6,983	Six Flags, Inc., Term Loan,
	7.75%, 12/31/47	6,410
		10,494

Independent Power Producers & Energy Traders — 1.2%
8,977	Calpine Corp., Term Loan,

	7.45%, 03/29/09	8,756
6,663	NRG Energy, Inc., Term Loan A,
	6.95%, 06/08/14	6,326
2,773	NRG Opco, Term Loan,
	6.85%, 02/01/13	2,633
		17,715

Industrial Conglomerates — 0.3%
1,847	Eagle-Picher Industries, 1st Lien Term Loan,
	9.22%, 12/20/10	1,828
2,250	Eagle-Picher Industries, 2nd Lien Term Loan,
	14.11%, 12/20/10	2,228
		4,056

Industrial Machinery — 0.6%
	Baldor Electric Co., Term Loan,
50	6.56%, 01/31/14	49
10	6.63%, 01/31/14	10
1,759	6.75%, 01/31/14	1,720
2,322	7.13%, 01/31/14	2,270
	Rexnord Corp., Term Loan B,
1,574	7.24%, 07/21/13	1,530
2,164	7.68%, 07/21/13	2,104
1,393	Rexnord Corp., Term Loan B-2
	7.64%, 07/21/13	1,358
		9,041

Insurance — 0.1%
1,745	HUB International Holdings, Inc.,
	8.20%, 06/13/14	1,655

IT Services — 0.6%
1,500	Compucom Systems, Inc., Term Loan,
	8.33%, 09/01/14	1,485
2,800	First Data Corp., Term Loan B-1,
	7.96%, 09/24/14	2,652
5,175	First Data Corp., Term Loan B-3,
	7.96%, 09/24/14	4,924
		9,061

Media — 0.9%
1,000	Intelsat Bermuda Ltd., Term Loan (Bermuda),
	7.21%, 02/02/14	976
2,250	Sirius Satellite, Term Loan B,
	7.06%, 12/01/12	2,126
195	Univision, 1st Lien Term Loan,
	7.00%, 03/29/09	179
2,000	Univision, 2nd Lien Term Loan,
	7.25%, 03/01/09	1,960
6,834	Univision Term Loan, 1st Lien Term Loan,
	7.21%, 09/16/14	6,276
2,048	Valassis Communications, Inc., Term Loan,
	6.95%, 03/02/14	1,897
		13,414

Multiline Retail — 0.1%

1,500	Dollar General Corp., Term Loan,
	7.73%, 07/03/14	1,380

Oil, Gas & Consumable Fuels — 0.3%
	Atlas Pipeline Partners LP,
1,386	7.51%, 07/20/14	1,367
3,614	7.56%, 07/20/14	3,568
		4,935

P&C — 0.1%
	Swett & Crawford Group, 1st Lien Bank Debt,
3	7.46%, 04/03/14	2
993	7.46%, 04/16/14	933
		935

Semiconductors & Semiconductor Equipment — 0.2%
1,489	Isola Group, 1st Lien Term Loan,
	9.95%, 12/18/13	1,444
750	Isola Group, 2nd Lien Term Loan,
	12.83%, 12/18/13	735
	TTM Technologies, Inc., Term Loan,
263	7.06%, 10/31/12	259
420	7.34%, 10/31/12 (i)	415
		2,853

Specialty Retail — 0.3%
4,975	General Nutrition Centers, Inc., Term Loan B,
	7.48%, 09/16/13	4,552

Wireless Telecommunication Services — 0.3%
	MetroPCS Communications, Inc., Term Loan,
1,825	7.50%, 11/03/13	1,747
3,125	7.63%, 11/03/13	2,991
		4,738
	Total Loan Assignments & Participations
	(Cost $197,741)	188,830

No. of Rights

Rights — 0.0% (g)

Textiles, Apparel & Luxury Goods — 0.0% (g)
59	WestPoint International, Inc. (a) (f) (i)
	(Cost $ -)	103

No. of Warrants

Warrants — 0.0% (g)

Diversified Telecommunication Services — 0.0% (g)
	AboveNet, Inc. (a)
-(h)	Expires 09/08/08 (Strike Price $20.00)	11
-(h)	Expires 09/08/10 (Strike Price $24.00)	13
	XO Holdings, Inc. (a)
2	Class A, expires 01/16/10 (Strike Price $6.25)	1
2	Class B, expires 01/16/10 (Strike Price $7.50)	-(h)
2	Class C, expires 01/16/10 (Strike Price $10.00)	-(h)
		25

Transportation Services — 0.0% (g)

6	IdleAire Technologies Corp. (a)
	Expires 12/15/15 (Strike Price $1.00)	6
	Total Warrants
	(Cost $-)	31
	Total Long-Term Investments
	(Cost $1,454,354)	1,402,033

Principal Amount ($)

Investments of Cash Collateral for Securities on Loan — 13.5%

Asset Backed Securities — 0.5%
2,868	GSAA, Series 2005-15, Class A1, FRN, 4.87%, 12/26/07 (i) (s)	2,863
4,774	GSAA, Series 2006-3, Class A1, FRN, 4.86%, 02/22/08 (i) (s)	4,652
31	MABS, Series 2006-NC1, Class A1, FRN, 4.86%, 02/25/08	31
		7,546

Certificates of Deposit — 0.7%
4,999	Bank of New York, FRN, 4.93%, 05/02/08	4,996
6,000	Natexis Banques Populaires, New York, FRN, 4.62%, 01/28/08	5,917
		10,913

Corporate Notes — 11.4%
14,000	Banque Federative du Credit Mutuel (France), FRN, 4.67%, 08/01/08	13,992
9,000	BBVA Senior Finance S.A. (Spain), FRN, 5.75%, 03/12/10	8,952
5,000	Berkshire Hathaway Finance, FRN, 5.30%, 01/11/08	5,000
12,500	Beta Finance, Inc., FRN, 4.62%, 01/15/08 (i) (s)	12,482
10,500	Caixa Catal (Spain), FRN, 5.75, 06/30/08	10,486
9,000	CC USA, Inc., FRN, 4.62%, 01/25/08 (i) (s)	8,985
5,000	Citigroup Global Markets, Inc., FRN, 4.84%, 12/07/07	5,000
13,500	Dorada Finance, Inc., FRN, 4.62%, 01/14/08 (i) (s)	13,481
6,000	General Electric Capital Corp., FRN, 4.65%, 03/12/10	5,999
	Goldman Sachs Group, Inc. (The),
4,000	FRN, 4.81%, 02/13/09	3,990
5,000	FRN, 4.85%, 12/28/07	5,000
13,000	K2 (USA) LLC, FRN, 4.63%, 02/15/08 (i) (s)	12,968
9,999	Liberty Lighthouse U.S. Capital, FRN, 4.59%, 02/04/08	9,995
13,000	Macquarie Bank Ltd. (Australia), FRN, 4.79%, 08/20/08	12,993
11,000	Monumental Global Funding, FRN, 5.07%, 05/24/10	10,945
2,000	Monumental Global Funding II, FRN, 4.65%, 03/26/10	1,990
	Pricoa Global Funding I,
5,000	FRN, 4.66%, 12/15/09	4,995
5,000	FRN, 4.78%, 09/26/08	4,980
4,700	Unicredito Italiano Bank plc (Ireland), FRN, 4.69%, 08/08/08	4,697
10,000	World Savings Bank FSB, FRN, 4.80%, 06/20/08	10,003
		166,933

Repurchase Agreement — 0.9%
13,756	Banc of America Securities LLC, 4.62%, dated 11/30/07, due 12/03/07,
	repurchase price $13,761, collateralized by U.S. Government
	Agency Mortgages	13,756

Total Investments of Cash Collateral for Securities on Loan
(Cost $199,627)	199,148

Shares

Short-Term Investment — 3.5%

Investment Company — 3.5%
50,842	JPMorgan Liquid Assets Money Market Fund, Institutional Class (b)
	(Cost $50,842)	50,842

Total Investments — 112.2%
(Cost $1,704,823)	1,652,023

Liabilities in Excess of Other Assets — (12.2)%	(179,325)

Net Assets — 100.0%	$1,472,698

Percentages indicated are based on net assets.

Abbreviations:

(a)	Non-income producing security.
(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by JPMorgan Investment Advisors Inc.
(d)	Defaulted Security.
(e)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(f)	Fair Valued Investment. The following are approximately the market value and percentage of the investments based on net assets that are fair valued (amounts in thousands):
	Market Value	Percentage
	$992	0.10%
(g)	Amount rounds to less than 0.1%.
(h)	Amount rounds to less than one thousand (shares or dollars).
(i)	Security has been deemed illiquid pursuant to procedures approved by the Board of Trustees and may be difficult to sell.
(m)

All or a portion of this security is reserved for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, and reverse repurchase agreements.

(s)

These holdings represent investments in structured investment vehicles (SIVs). The value of SIVs may be affected by, among other things, changes in: interest rates, the quality of the underlying assets or the market ‘s assessment thereof, factors concerning interests in and structure of the issuer or the originator of the receivables, or the creditworthiness of the entities that provide credit enhancements. SIVs have experienced decreased liquidity primarily resulting from declines in the market value of certain categories of collateral underlying the SIVs. These holdings were previously determined to be liquid at the time of acquisition of such investments and have since been deemed to be illiquid due to the changes in market conditions.

FRN	Floating Rate Note. The intrest rate shown is the rate in effect as of November 30, 2007.
PIK	Payment-In-Kind
SUB	Step-Up Bond. The interest rate shown is the rate in effect as of November 30, 2007.

As of November 30, 2007, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$22,857
Aggregate gross unrealized depreciation	(75,657)
Net unrealized appreciation/depreciation	$(52,800)

Federal income tax cost of investments	$1,704,823

JPMorgan Intermediate Bond Fund
Schedule of Portfolio Investments
As of November 30, 2007 (Unaudited)
(Amounts in thousands)

Principal Amount ($)	Security Description	Value ($)

Long-Term Investments — 99.0%

Asset-Backed Securities — 1.7%
1,595	American Express Credit Account Master Trust,
	Series 2004-3, Class A, 4.35%, 12/15/11	1,597
199	Bear Stearns Asset Backed Securities Trust, Inc.,
	Series 2006-SD1, Class A, FRN, 5.16%, 04/25/36	182
	Citibank Credit Card Issuance Trust,
3,390	Series 2002-C2, Class C2, 6.95%, 02/18/14	3,501
1,400	Series 2005-B1, Class B1, 4.40%, 09/15/10	1,393
385	CNH Equipment Trust,
	Series 2003-B, Class A4B, 3.38%, 02/15/11	384
1,371	Countrywide Asset-Backed Certificates,
	Series 2004-AB2, Class A2, FRN, 5.06%, 05/25/36	1,371
1,000	Ford Credit Auto Owner Trust,
	Series 2006-B, Class A4, 5.25%, 09/15/11	1,010
634	GE Capital Mortgage Services, Inc.,
	Series 1999-HE1, Class M, VAR, 6.71%, 04/25/29	559
930	Household Automotive Trust,
	Series 2005-1, Class A4, 4.35%, 06/18/12	924
500	Household Credit Card Master Note Trust I,
	Series 2006-1, Class A, 5.10%, 06/15/12	507
	MBNA Credit Card Master Note Trust,
2,393	Series 2002-C1, Class C1, 6.80%, 07/15/14	2,460
997	Series 2003-C1, Class C1, FRN, 6.35%, 06/15/12	999
1,755	MBNA Master Credit Card Trust,
	Series 1999-J, Class C, 7.85%, 02/15/12 (e)	1,836
	Total Asset Backed Securities
	(Cost $16,608)	16,723

Collateralized Mortgage Obligations — 45.7%

Agency CMO — 38.5%
770	Federal Home Loan Bank System,
	Series 2000, Class Y, 5.27%, 12/28/12	776
	Federal Home Loan Mortgage Corp. REMICS,
78	Series 11, Class D, 9.50%, 07/15/19	82
1	Series 41, Class I, HB, 84.00%, 05/15/20	1
38	Series 46, Class B, 7.80%, 09/15/20	39
12	Series 47, Class F, 10.00%, 06/15/20	13
1	Series 85, Class C, 8.60%, 01/15/21	1
32	Series 99, Class Z, 9.50%, 01/15/21	34
143	Series 114, Class H, 6.95%, 01/15/21	143
-(h)	Series 204, Class E, IF, 957.60%, 05/15/23	1
10	Series 1079, Class S, IF, 18.06%, 05/15/21	14
10	Series 1084, Class F, FRN, 5.64%, 05/15/21	10
7	Series 1084, Class S, IF, 24.13%, 05/15/21	7
71	Series 1144, Class KB, 8.50%, 09/15/21	70
-(h)	Series 1172, Class L, HB, VAR, 1180.80%, 11/15/21	-(h)

1	Series 1196, Class B, IF, 619.20%, 01/15/22	11
118	Series 1206, Class IA, 7.00%, 03/15/22	118
1,124	Series 1212, Class IZ, 8.00%, 02/15/22	1,121
83	Series 1250, Class J, 7.00%, 05/15/22	83
222	Series 1343, Class LA, 8.00%, 08/15/22	241
2	Series 1465, Class SA, IF, IO, 4.31%, 02/15/08	-(h)
980	Series 1466, Class PZ, 7.50%, 02/15/23	991
14	Series 1470, Class F, FRN, 5.38%, 02/15/23	14
401	Series 1491, Class I, 7.50%, 04/15/23	410
4	Series 1506, Class F, FRN, 6.03%, 05/15/08	4
1	Series 1506, Class S, IF, 9.71%, 05/15/08	1
8	Series 1506, Class SD, IF, IO, 3.81%, 05/15/08	-(h)
223	Series 1512, Class J, 6.50%, 05/15/08	222
26	Series 1513, Class AG, FRN, 3.64%, 05/15/08	26
50	Series 1513, Class N, 6.50%, 05/15/08	50
396	Series 1518, Class G, IF, 5.26%, 05/15/23	398
374	Series 1541, Class O, FRN, 3.69%, 07/15/23	367
29	Series 1544, Class J, IF, 8.50%, 07/15/08	29
16	Series 1549, Class K, 8.50%, 07/15/08	16
664	Series 1558, Class D, 6.50%, 07/15/23	674
71	Series 1586, Class M, 5.00%, 09/15/08	71
3	Series 1600, Class SC, IF, 8.60%, 10/15/08	3
11	Series 1602, Class SA, IF, 7.52%, 10/15/23	12
34	Series 1604, Class SA, IF, 6.64%, 11/15/08	34
65	Series 1606, Class SC, IF, 9.22%, 11/15/08	65
2,438	Series 1607, Class H, 6.25%, 10/15/13	2,458
1,196	Series 1608, Class L, 6.50%, 09/15/23	1,245
1,279	Series 1609, Class LG, IF, 7.18%, 11/15/23	1,347
520	Series 1611, Class JA, FRN, 5.87%, 08/15/23	520
474	Series 1611, Class JB, IF, 5.43%, 08/15/23	476
1,354	Series 1624, Class KZ, 6.00%, 12/15/08	1,351
94	Series 1625, Class SD, IF, 8.51%, 12/15/08	94
16	Series 1671, Class L, 7.00%, 02/15/24	16
29	Series 1685, Class Z, 6.00%, 11/15/23	29
41	Series 1689, Class SD, IF, 9.31%, 10/15/23	42
157	Series 1698, Class SC, IF, 10.13%, 03/15/09	160
163	Series 1700, Class GA, PO, 02/15/24	153
1,595	Series 1706, Class K, 7.00%, 03/15/24	1,676
142	Series 1745, Class D, 7.50%, 08/15/24	142
437	Series 1798, Class F, 5.00%, 05/15/23	430
18	Series 1807, Class G, 9.00%, 10/15/20	19
49	Series 1900, Class T, PO, 08/15/08	48
1,718	Series 1927, Class PH, 7.50%, 01/15/27	1,795
55	Series 1967, Class PC, PO, 10/15/08	55
840	Series 1981, Class Z, 6.00%, 05/15/27	850
248	Series 1987, Class PE, 7.50%, 09/15/27	252
14	Series 2017, Class SE, IF, 8.03%, 12/15/08	14
636	Series 2025, Class PE, 6.30%, 01/15/13	646
129	Series 2033, Class SN, IF, IO, 11.75%, 03/15/24	38
355	Series 2038, Class PN, IO, 7.00%, 03/15/28	71

1,436	Series 2040, Class PE, 7.50%, 03/15/28	1,476
602	Series 2056, Class TD, 6.50%, 05/15/18	626
2,312	Series 2063, Class PG, 6.50%, 06/15/28	2,387
306	Series 2064, Class TE, 7.00%, 06/15/28	321
1,576	Series 2075, Class PH, 6.50%, 08/15/28	1,634
1,196	Series 2075, Class PM, 6.25%, 08/15/28	1,232
395	Series 2089, Class PJ, IO, 7.00%, 10/15/28	70
271	Series 2097, Class PV, 6.00%, 09/15/09	271
325	Series 2102, Class TC, 6.00%, 12/15/13	333
1,233	Series 2125, Class JZ, 6.00%, 02/15/29	1,257
149	Series 2163, Class PC, IO, 7.50%, 06/15/29	27
1,994	Series 2169, Class TB, 7.00%, 06/15/29	2,115
798	Series 2172, Class QC, 7.00%, 07/15/29	838
10	Series 2196, Class TL, 7.50%, 11/15/29	10
539	Series 2201, Class C, 8.00%, 11/15/29	567
950	Series 2210, Class Z, 8.00%, 01/15/30	996
412	Series 2224, Class CB, 8.00%, 03/15/30	425
601	Series 2256, Class MC, 7.25%, 09/15/30	606
922	Series 2259, Class ZM, 7.00%, 10/15/30	947
684	Series 2271, Class PC, 7.25%, 12/15/30	696
798	Series 2283, Class K, 6.50%, 12/15/23	843
445	Series 2296, Class PD, 7.00%, 03/15/31	460
217	Series 2306, Class K, PO, 05/15/24	186
529	Series 2306, Class SE, IF, IO, 6.03%, 05/15/24	56
299	Series 2333, Class HC, 6.00%, 07/15/31	302
680	Series 2344, Class QG, 6.00%, 08/15/16	700
9,686	Series 2344, Class ZD, 6.50%, 08/15/31	9,960
1,213	Series 2344, Class ZJ, 6.50%, 08/15/31	1,261
1,004	Series 2345, Class NE, 6.50%, 08/15/31	1,041
1,092	Series 2345, Class PQ, 6.50%, 08/15/16	1,134
966	Series 2347, Class VP, 6.50%, 03/15/20	1,000
1,197	Series 2351, Class PZ, 6.50%, 08/15/31	1,238
5,832	Series 2353, Class TD, 6.00%, 09/15/16	6,031
783	Series 2355, Class BP, 6.00%, 09/15/16	806
894	Series 2360, Class PG, 6.00%, 09/15/16	917
201	Series 2362, Class PD, 6.50%, 06/15/20	202
10	Series 2362, Class PJ, 6.50%, 10/15/28	10
778	Series 2366, Class MD, 6.00%, 10/15/16	783
1,406	Series 2391, Class QR, 5.50%, 12/15/16	1,427
1,381	Series 2391, Class VQ, 6.00%, 10/15/12	1,409
1,051	Series 2392, Class PV, 6.00%, 12/15/20	1,059
363	Series 2410, Class HC, 5.50%, 02/15/09	367
885	Series 2410, Class NG, 6.50%, 02/15/32	928
1,023	Series 2410, Class OE, 6.38%, 02/15/32	1,060
2,757	Series 2410, Class QS, IF, 7.41%, 02/15/32	2,933
391	Series 2410, Class QX, IF, IO, 4.00%, 02/15/32	43
205	Series 2412, Class SE, IF, 6.49%, 02/15/09	209
1,595	Series 2412, Class SP, IF, 6.80%, 02/15/32	1,698
460	Series 2423, Class MC, 7.00%, 03/15/32	482
904	Series 2423, Class MT, 7.00%, 03/15/32	948

3,719	Series 2434, Class TC, 7.00%, 04/15/32	3,913
957	Series 2435, Class CJ, 6.50%, 04/15/32	1,005
1,595	Series 2435, Class VH, 6.00%, 07/15/19	1,629
1,196	Series 2441, Class GF, 6.50%, 04/15/32	1,255
1,064	Series 2444, Class ES, IF, IO, 3.30%, 03/15/32	97
1,196	Series 2450, Class GZ, 7.00%, 05/15/32	1,246
426	Series 2450, Class SW, IF, IO, 3.35%, 03/15/32	37
2,206	Series 2460, Class VZ, 6.00%, 11/15/29	2,246
3,988	Series 2466, Class DH, 6.50%, 06/15/32	4,150
3,988	Series 2466, Class PG, 6.50%, 04/15/32	4,138
1,595	Series 2474, Class NR, 6.50%, 07/15/32	1,665
2,254	Series 2484, Class LZ, 6.50%, 07/15/32	2,374
1,794	Series 2498, Class UD, 5.50%, 06/15/16	1,803
2,393	Series 2500, Class MC, 6.00%, 09/15/32	2,427
704	Series 2500, Class TD, 5.50%, 02/15/16	705
2,000	Series 2508, Class AQ, 5.50%, 10/15/17	2,031
2,393	Series 2512, Class PG, 5.50%, 10/15/22	2,431
603	Series 2513, Class YO, PO, 02/15/32	557
2,393	Series 2515, Class DE, 4.00%, 03/15/32	2,282
214	Series 2519, Class BT, 8.50%, 09/15/31	231
1,470	Series 2527, Class VU, 5.50%, 10/15/13	1,484
1,196	Series 2535, Class BK, 5.50%, 12/15/22	1,210
1,675	Series 2537, Class TE, 5.50%, 12/15/17	1,704
2,662	Series 2543, Class YX, 6.00%, 12/15/32	2,692
1,540	Series 2557, Class WJ, 5.00%, 07/15/14	1,539
1,576	Series 2565, Class MB, 6.00%, 05/15/30	1,594
3,190	Series 2575, Class ME, 6.00%, 02/15/33	3,231
1,038	Series 2586, Class WI, IO, 6.50%, 03/15/33	178
3,652	Series 2594, Class VA, 6.00%, 03/15/14	3,705
1,561	Series 2594, Class VP, 6.00%, 02/15/14	1,581
1,595	Series 2594, Class VQ, 6.00%, 08/15/20	1,625
2,838	Series 2597, Class AD, 6.50%, 03/15/32	2,986
2,555	Series 2597, Class DS, IF, IO, 2.90%, 02/15/33	171
5,374	Series 2599, Class DS, IF, IO, 2.35%, 02/15/33	301
5,890	Series 2610, Class DS, IF, IO, 2.45%, 03/15/33	323
3,511	Series 2611, Class SH, IF, IO, 3.00%, 10/15/21	246
1,595	Series 2617, Class GR, 4.50%, 05/15/18	1,562
1,060	Series 2619, Class IM, IO, 5.00%, 10/15/21	133
1,000	Series 2628, Class WA, 4.00%, 07/15/28	971
542	Series 2630, Class KN, 2.50%, 04/15/13	536
798	Series 2631, Class LC, 4.50%, 06/15/18	781
798	Series 2640, Class VE, 3.25%, 07/15/22	715
276	Series 2643, Class HI, IO, 4.50%, 12/15/16	19
1,938	Series 2651, Class VZ, 4.50%, 07/15/18	1,864
694	Series 2656, Class SH, IF, 7.64%, 02/15/25	701
1,114	Series 2668, Class SB, IF, 3.07%, 10/15/15	1,092
798	Series 2672, Class ME, 5.00%, 11/15/22	799
1,994	Series 2675, Class CK, 4.00%, 09/15/18	1,892
1,421	Series 2682, Class YS, IF, 1.93%, 10/15/33	1,129
2,000	Series 2684, Class PO, PO, 01/15/33	1,402

957	Series 2684, Class TO, PO, 10/15/33	481
759	Series 2686, Class GB, 5.00%, 05/15/20	761
589	Series 2691, Class WS, IF, 2.02%, 10/15/33	466
1,000	Series 2695, Class DE, 4.00%, 01/15/17	968
519	Series 2697, Class LE, 4.50%, 11/15/20	514
859	Series 2705, Class SC, IF, 2.02%, 11/15/33	713
859	Series 2705, Class SD, IF, 3.02%, 11/15/33	735
89	Series 2727, Class PO, PO, 01/15/34	41
5,822	Series 2727, Class BS, IF, 2.10%, 01/15/34	3,881
54	Series 2733, Class GF, FRN, 0.00%, 09/15/33	53
344	Series 2739, Class S, IF, 2.70%, 01/15/34	233
589	Series 2744, Class FE, FRN, 0.00%, 02/15/34	508
1,033	Series 2744, Class PC, 5.50%, 01/15/31	1,036
1,991	Series 2744, Class PD, 5.50%, 08/15/33	2,020
1,595	Series 2744, Class TU, 5.50%, 05/15/32	1,607
438	Series 2749, Class PK, IO, 5.00%, 09/15/22	7
676	Series 2753, Class S, IF, 2.70%, 02/15/34	506
421	Series 2755, Class SA, IF, 4.90%, 05/15/30	421
233	Series 2769, Class PO, PO, 03/15/34	146
1,519	Series 2776, Class SK, IF, 2.10%, 04/15/34	1,258
493	Series 2846, Class PO, PO, 08/15/34	345
1,000	Series 3047, Class OB, 5.50%, 12/15/33	1,018
691	Series 3068, Class AO, PO, 01/15/35	586
856	Series 3117, Class EO, PO, 02/15/36	688
280	Series 3134, Class PO, PO, 03/15/36	226
914	Series 3138, Class PO, PO, 04/15/36	741
921	Series 3150, Class PO, PO, 05/15/36	742
464	Series 3158, Class LX, FRN, 0.00%, 05/15/36	431
1,000	Series 3162, Class OB, 6.00%, 11/15/30	1,021
600	Series 3179, Class OA, PO, 07/15/36	486
613	Series 3189, Class SN, IF, 3.08%, 11/15/35	618
	Federal Home Loan Mortgage Corp. Structured Pass-Through Securities,
324	Series T-41, Class 3A, VAR, 7.50%, 07/25/32	343
281	Series T-51, Class 2A, VAR, 7.50%, 08/25/42	294
2,755	Series T-54, Class 2A, 6.50%, 02/25/43	2,824
951	Series T-54, Class 3A, 7.00%, 02/25/43	1,003
254	Series T-58, Class A, PO, 09/25/43	218
647	Federal Home Loan Mortgage Corp.- Government National Mortgage Association,
-(h)	Series 24, Class ZE, 6.25%, 11/25/23	666
	Federal National Mortgage Association Interest STRIPS,
6	Series 50, Class 2, IO, 10.50%, 03/01/19	1
38	Series 218, Class 2, IO, 7.50%, 04/01/23	8
527	Series 329, Class 1, PO, 01/01/33	404
1,183	Series 340, Class 1, PO, 09/01/33	864
	Federal National Mortgage Association Interest REMICS,
23	Series 1988-7, Class Z, 9.25%, 04/25/18	25
107	Series 1989-70, Class G, 8.00%, 10/25/19	115
45	Series 1989-78, Class H, 9.40%, 11/25/19	50
34	Series 1989-83, Class H, 8.50%, 11/25/19	37
36	Series 1989-89, Class H, 9.00%, 11/25/19	39

12	Series 1990-1, Class D, 8.80%, 01/25/20	13
21	Series 1990-7, Class B, 8.50%, 01/25/20	23
20	Series 1990-60, Class K, 5.50%, 06/25/20	20
18	Series 1990-63, Class H, 9.50%, 06/25/20	20
20	Series 1990-93, Class G, 5.50%, 08/25/20	20
-(h)	Series 1990-94, Class H, HB, 505.00%, 08/25/20	2
-(h)	Series 1990-95, Class J, HB, 1118.04%, 08/25/20	4
101	Series 1990-102, Class J, 6.50%, 08/25/20	105
42	Series 1990-120, Class H, 9.00%, 10/25/20	46
8	Series 1990-134, Class SC, IF, 14.38%, 11/25/20	10
-(h)	Series 1990-140, Class H, HB, 652.15%, 12/25/20	7
-(h)	Series 1991-7, Class K, HB, 910.80%, 02/25/21	1
56	Series 1991-42, Class S, IF, 9.25%, 05/25/21	63
39	Series 1992-33, Class F, FRN, 3.77%, 03/25/22	39
53	Series 1992-143, Class MA, 5.50%, 09/25/22	53
8	Series 1993-18, Class PK, 6.50%, 02/25/08	8
385	Series 1993-25, Class J, 7.50%, 03/25/23	413
2,407	Series 1993-37, Class PX, 7.00%, 03/25/23	2,515
812	Series 1993-54, Class Z, 7.00%, 04/25/23	858
170	Series 1993-62, Class SA, IF, 10.31%, 04/25/23	198
10	Series 1993-72, Class F, FRN, 5.28%, 05/25/08	10
220	Series 1993-122, Class M, 6.50%, 07/25/23	228
84	Series 1993-165, Class SD, IF, 5.55%, 09/25/23	87
5	Series 1993-170, Class SE, IF, 9.41%, 09/25/08	5
16	Series 1993-175, Class SA, IF, 12.60%, 09/25/08	17
353	Series 1993-178, Class PK, 6.50%, 09/25/23	369
3,988	Series 1993-183, Class KA, 6.50%, 10/25/23	4,219
2,785	Series 1993-189, Class PL, 6.50%, 10/25/23	2,918
107	Series 1993-190, Class S, IF, 6.64%, 10/25/08	107
22	Series 1993-196, Class FA, FRN, 5.28%, 10/25/08	22
376	Series 1993-225, Class SG, IF, 7.15%, 12/25/13	415
592	Series 1993-247, Class SA, IF, 11.60%, 12/25/23	717
1,294	Series 1993-250, Class Z, 7.00%, 12/25/23	1,351
2,308	Series 1993-257, Class C, PO, 06/25/23	2,145
34	Series 1994-9, Class E, PO, 11/25/23	30
83	Series 1994-12, Class FC, FRN, 5.43%, 01/25/09	83
8	Series 1994-13, Class SK, IF, 8.85%, 02/25/09	8
78	Series 1994-17, Class JB, IO, 6.50%, 02/25/09	2
19	Series 1994-20, Class Z, 6.50%, 02/25/09	19
248	Series 1994-34, Class DZ, 6.00%, 03/25/09	249
164	Series 1994-55, Class G, 6.75%, 12/25/23	165
1,561	Series 1996-14, Class SE, IF, IO, 6.36%, 08/25/23	197
20	Series 1996-20, Class L, PO, 09/25/08	20
63	Series 1996-24, Class E, PO, 03/25/09	61
74	Series 1996-27, Class FC, FRN, 5.31%, 03/25/17	75
106	Series 1996-32, Class PH, 7.00%, 01/25/26	106
58	Series 1996-39, Class J, PO, 09/25/08	57
146	Series 1996-59, Class J, 6.50%, 08/25/22	151
949	Series 1996-59, Class K, 6.50%, 07/25/23	968
731	Series 1997-20, Class IB, IF, IO, 1.84%, 03/25/27	20

774	Series 1997-20, Class IO, IF, IO, 1.84%, 03/25/27	27
338	Series 1997-27, Class J, 7.50%, 04/18/27	350
307	Series 1997-29, Class J, 7.50%, 04/20/27	327
632	Series 1997-39, Class PD, 7.50%, 05/20/27	670
292	Series 1997-81, Class PI, IO, 7.00%, 12/18/27	57
48	Series 1998-4, Class C, PO, 04/25/23	43
61	Series 1998-27, Class B, PO, 12/25/08	60
626	Series 1998-36, Class ZB, 6.00%, 07/18/28	639
1,701	Series 2000-2, Class ZE, 7.50%, 02/25/30	1,803
809	Series 2001-4, Class PC, 7.00%, 03/25/21	857
1,290	Series 2001-5, Class OW, 6.00%, 03/25/16	1,321
2,404	Series 2001-33, Class ID, IO, 6.00%, 07/25/31	423
1,736	Series 2001-36, Class DE, 7.00%, 08/25/31	1,812
427	Series 2001-44, Class PD, 7.00%, 09/25/31	451
1,913	Series 2001-48, Class Z, 6.50%, 09/25/21	2,012
485	Series 2001-49, Class Z, 6.50%, 09/25/31	505
455	Series 2001-50, Class VB, 6.50%, 12/25/16	455
759	Series 2001-52, Class XM, 6.50%, 11/25/10	772
1,838	Series 2001-61, Class VB, 7.00%, 12/25/16	1,840
201	Series 2001-61, Class VQ, 6.50%, 08/25/15	200
917	Series 2001-71, Class GU, 6.00%, 05/25/14	919
1,626	Series 2001-71, Class MB, 6.00%, 12/25/16	1,677
2,068	Series 2001-71, Class QE, 6.00%, 12/25/16	2,131
11,246	Series 2001-74, Class MB, 6.00%, 12/25/16	11,669
1,127	Series 2001-80, Class PE, 6.00%, 07/25/29	1,147
420	Series 2001-81, Class LO, PO, 01/25/32	355
1,068	Series 2002-1, Class HC, 6.50%, 02/25/22	1,114
401	Series 2002-1, Class SA, IF, 9.64%, 02/25/32	453
924	Series 2002-2, Class UC, 6.00%, 02/25/17	945
2,042	Series 2002-3, Class OG, 6.00%, 02/25/17	2,102
401	Series 2002-8, Class SR, IF, 6.20%, 03/25/09	408
4,865	Series 2002-18, Class PC, 5.50%, 04/25/17	4,951
1,346	Series 2002-21, Class PE, 6.50%, 04/25/32	1,401
1,595	Series 2002-24, Class AJ, 6.00%, 04/25/17	1,653
1,271	Series 2002-28, Class PK, 6.50%, 05/25/32	1,323
1,729	Series 2002-37, Class Z, 6.50%, 06/25/32	1,779
3,190	Series 2002-56, Class UC, 5.50%, 09/25/17	3,237
1,693	Series 2002-59, Class AC, 6.00%, 03/25/28	1,699
159	Series 2002-59, Class VB, 6.50%, 04/25/32	158
2,569	Series 2002-61, Class PE, 5.50%, 05/25/16	2,574
3,190	Series 2002-74, Class LD, 5.00%, 01/25/16	3,198
3,988	Series 2002-74, Class PD, 5.00%, 11/25/15	3,991
5,939	Series 2002-74, Class VB, 6.00%, 11/25/31	5,987
1,743	Series 2002-84, Class VB, 5.50%, 04/25/15	1,774
286	Series 2002-91, Class UH, IO, 5.50%, 06/25/22	37
1,595	Series 2002-94, Class BK, 5.50%, 01/25/18	1,631
1,500	Series 2003-8, Class SB, IF, IO, 2.87%, 03/25/16	52
798	Series 2003-22, Class UD, 4.00%, 04/25/33	650
640	Series 2003-34, Class GB, 6.00%, 03/25/33	647
1,199	Series 2003-34, Class GE, 6.00%, 05/25/33	1,224

321	Series 2003-39, IO, VAR, 6.00%, 05/25/33	62
1,595	Series 2003-47, Class PE, 5.75%, 06/25/33	1,566
710	Series 2003-52, Class SX, IF, 8.60%, 10/25/31	797
664	Series 2003-64, Class SX, IF, 1.96%, 07/25/33	564
1,539	Series 2003-71, Class DS, IF, 1.18%, 08/25/33	1,094
5,293	Series 2003-80, Class SY, IF, IO, 2.87%, 06/25/23	500
1,595	Series 2003-83, Class PG, 5.00%, 06/25/23	1,591
453	Series 2003-91, Class SD, IF, 4.53%, 09/25/33	441
1,196	Series 2003-106, Class US, IF, 1.90%, 11/25/23	858
3,396	Series 2003-116, Class SB, IF, IO, 2.82%, 11/25/33	274
2,161	Series 2003-117, Class JB, 3.50%, 06/25/33	1,972
798	Series 2003-128, Class KE, 4.50%, 01/25/14	791
1,080	Series 2003-130, Class SX, IF, 4.35%, 01/25/34	1,069
1,407	Series 2004-10, Class SC, IF, 9.47%, 02/25/34	1,605
1,193	Series 2004-14, Class SD, IF, 1.90%, 03/25/34	776
1,000	Series 2004-21, Class AE, 4.00%, 04/25/19	942
250	Series 2004-21, Class CO, PO, 04/25/34	107
1,595	Series 2004-25, Class PC, 5.50%, 01/25/34	1,632
1,029	Series 2004-25, Class SA, IF, 6.37%, 04/25/34	1,109
1,037	Series 2004-36, Class PC, 5.50%, 02/25/34	1,037
1,588	Series 2004-36, Class SA, IF, 6.37%, 05/25/34	1,684
1,131	Series 2004-76, Class CL, 4.00%, 10/25/19	1,074
614	Series 2005-52, Class PA, 6.50%, 06/25/35	637
2,000	Series 2005-68, Class PG, 5.50%, 08/25/35	2,021
2,500	Series 2005-84, Class XM, 5.75%, 10/25/35	2,550
2,620	Series 2005-110, Class GJ, 5.50%, 11/25/30	2,648
860	Series 2006-22, Class AO, PO, 04/25/36	669
923	Series 2006-59, Class QO, PO, 01/25/33	749
843	Series 2006-65, Class QO, PO, 07/25/36	681
424	Series 2006-72, Class GO, PO, 08/25/36	346
1,500	Series 2006-77, Class PC, 6.50%, 08/25/36	1,586
1,816	Series 2006-110, Class PO, PO, 11/25/36	1,408
31	Series G-14, Class L, 8.50%, 06/25/21	33
156	Series G-18, Class Z, 8.75%, 06/25/21	174
50	Series G-22, Class G, 6.00%, 12/25/16	51
111	Series G-35, Class M, 8.75%, 10/25/21	122
-(h)	Series G92-27, Class SQ, IF, 5954.40%, 05/25/22	25
471	Series G92-35, Class E, 7.50%, 07/25/22	502
28	Series G92-42, Class Z, 7.00%, 07/25/22	29
682	Series G92-44, Class ZQ, 8.00%, 07/25/22	732
516	Series G92-54, Class ZQ, 7.50%, 09/25/22	553
108	Series G93-5, Class Z, 6.50%, 02/25/23	112
109	Series G95-1, Class C, 8.80%, 01/25/25	121
	Federal National Mortgage Association Whole Loan,
415	Series 2002-W5, Class A7, 6.25%, 08/25/30	415
244	Series 2002-W5, Class A10, IF, IO, 3.32%, 11/25/30	8
1,301	Series 2003-W1, Class 1A1, 6.50%, 12/25/42	1,356
367	Series 2003-W4, Class 2A, 6.50%, 10/25/42	383
1,143	Series 2004-W2, Class 2A2, 7.00%, 02/25/44	1,215
	Government National Mortgage Association,

502	Series 1990-30, Class S, IF, IO, 3.94%, 08/16/29	41
390	Series 1994-3, Class PQ, 7.49%, 07/16/24	412
1,425	Series 1994-4, Class KQ, 7.99%, 07/16/24	1,504
2,393	Series 1994-7, Class PQ, 6.50%, 10/16/24	2,519
552	Series 1995-3, Class DQ, 8.05%, 06/16/25	597
149	Series 1995-7, Class CQ, 7.50%, 09/16/25	157
1,148	Series 1996-16, Class E, 7.50%, 08/16/26	1,199
236	Series 1998-26, Class K, 7.50%, 09/17/25	250
3,816	Series 1999-4, Class ZB, 6.00%, 02/20/29	3,901
3,412	Series 1999-10, Class ZC, 6.50%, 04/20/29	3,520
402	Series 1999-41, Class Z, 8.00%, 11/16/29	424
298	Series 1999-44, Class PC, 7.50%, 12/20/29	314
705	Series 2000-6, Class Z, 7.50%, 02/20/30	725
119	Series 2000-9, Class Z, 8.00%, 06/20/30	129
2,877	Series 2000-9, Class ZJ, 8.50%, 02/16/30	3,135
1,141	Series 2000-14, Class PD, 7.00%, 02/16/30	1,196
335	Series 2000-16, Class ZN, 7.50%, 02/16/30	353
1,751	Series 2000-37, Class B, 8.00%, 12/20/30	1,812
142	Series 2000-38, Class AH, 7.15%, 12/20/30	145
1,111	Series 2001-7, Class PK, 6.50%, 03/20/31	1,152
59	Series 2001-32, Class WA, IF, 8.27%, 07/20/31	63
1,595	Series 2001-64, Class MQ, 6.50%, 12/20/31	1,650
409	Series 2002-7, Class PG, 6.50%, 01/20/32	420
579	Series 2002-31, Class S, IF, IO, 4.04%, 01/16/31	69
1,560	Series 2002-40, Class UK, 6.50%, 06/20/32	1,634
6,717	Series 2002-45, Class QE, 6.50%, 06/20/32	7,030
1,595	Series 2002-47, Class PG, 6.50%, 07/16/32	1,664
1,595	Series 2002-47, Class PY, 6.00%, 07/20/32	1,629
1,853	Series 2002-47, Class ZA, 6.50%, 07/20/32	1,905
149	Series 2002-51, Class SG, IF, 11.96%, 04/20/31	173
886	Series 2002-54, Class GB, 6.50%, 08/20/32	928
496	Series 2002-79, Class KV, 6.00%, 11/20/13	505
4,870	Series 2002-88, Class VA, 6.00%, 12/20/17	4,958
1,207	Series 2003-4, Class NI, IO, 5.50%, 01/20/32	123
1,001	Series 2003-4, Class NY, 5.50%, 12/20/13	1,017
322	Series 2003-24, Class PO, PO, 03/16/33	275
1,196	Series 2003-40, Class TJ, 6.50%, 03/20/33	1,259
1,264	Series 2003-52, Class AP, PO, 06/16/33	1,033
307	Series 2003-95, Class SC, IF, IO, 2.31%, 09/17/31	3
261	Series 2004-28, Class S, IF, 6.85%, 04/16/34	281
565	Series 2004-73, Class AE, IF, 5.19%, 08/17/34	570
991	Series 2007-49, Class NO, PO, 12/20/35	842
	Vendee Mortgage Trust,
2,136	Series 1994-1, Class 1, VAR, 5.63%, 02/15/24	2,182
3,038	Series 1996-1, Class 1Z, 6.75%, 02/15/26	3,291
1,034	Series 1996-2, Class 1Z, 6.75%, 06/15/26	1,114
4,141	Series 1997-1, Class 2Z, 7.50%, 02/15/27	4,487
1,042	Series 1998-1, Class 2E, 7.00%, 09/15/27	1,110
		380,062

Non-Agency CMO — 7.2%

1,500	American Home Mortgage Investment Trust,
	Series 2005-3, Class 2A4, FRN, 4.85%, 09/25/35	1,435
346	Banc of America Alternative Loan Trust,
	Series 2003-11, Class PO, PO, 01/25/34	283
	Banc of America Funding Corp.,
446	Series 2004-1, Class PO, PO, 03/25/34	352
344	Series 2005-7, Class 30, PO, 11/25/35	240
1,602	Series 2005-E, Class 4A1, FRN, 4.11%, 03/20/35	1,584
	Banc of America Mortgage Securities,
353	Series 2003-8 Class A, PO,11/25/33	261
869	Series 2004-1, Class A, PO, 02/25/34	713
624	Series 2004-6, Class A, PO, 07/25/34	476
864	Series 2004-J, Class 3A1, FRN, 5.07%, 11/25/34	857
	Bear Stearns Adjustable Rate Mortgage Trust,
401	Series 2003-7, Class 3A, VAR, 4.95%, 10/25/33	402
1,683	Series 2006-1, Class A1, FRN, 4.62%, 02/25/36	1,657
234	BHN II Mortgage Fund,
	Series 1997-1, Class A2, 7.92%, 07/25/09 (d) (i)	2
794	Cendant Mortgage Corp.,
	Series 2004-1, Class P, PO, 02/25/34	634
	Citicorp Mortgage Securities, Inc.,
2,291	Series 2004-1, Class 3A1, 4.75%, 01/25/34	2,263
1,352	Series 2004-5, Class 2A5, 4.50%, 08/25/34	1,324
	Citigroup Mortgage Loan Trust, Inc.,
786	Series 2003-UP3, Class A3, 7.00%, 09/25/33	804
322	Series 2003-UST1, Class 1, PO, 12/25/18	266
222	Series 2003-UST1, Class 3, PO, 12/25/18	187
1,715	Series 2003-UST1, Class A1, 5.50%, 12/25/18	1,722
425	Series 2005-1, Class 2A1A, VAR, 4.90%, 04/25/35	425
	Countrywide Alternative Loan Trust,
3,453	Series 2002-8, Class A4, 6.50%, 07/25/32	3,466
2,616	Series 2004-2CB, Class 1A9, 5.75%, 03/25/34	2,147
1,300	Series 2005-54CB, Class 1A11, 5.50%, 11/25/35	1,210
	Countrywide Home Loan Mortgage Pass Through Trust,
3,046	Series 2003-26, Class 1A6, 3.50%, 08/25/33	2,640
1,531	Series 2003-J7, Class 4A3, IF, 3.61%, 08/25/18	1,511
599	Series 2003-J13, PO, 01/25/34	485
398	Series 2004-HYB3, Class 2A, VAR, 4.07%, 06/20/34	394
1,712	Series 2005-22, Class 2A1, FRN, 5.26%, 11/25/35	1,710
510	Series 2005-R1, Class 2A, PO, 03/25/35 (e)	390
146	CS First Boston Mortgage Securities Corp.,
	Series 1997-2, Class A, 7.50%, 06/25/20 (e)	145
598	Deutsche Mortgage Securities, Inc.,
	Series 2004-1, Class 2A, PO, 10/25/18	500
	First Horizon Asset Securities, Inc.,
2,442	Series 2004-AR7, Class 2A1, FRN, 4.91%, 02/25/35	2,447
798	Series 2004-AR7, Class 2A2, FRN, 4.91%, 02/25/35	806
1,782	Series 2005-AR1, Class 2A2, FRN, 5.01%, 04/25/35	1,790
1,239	Indymac Index Mortgage Loan Trust,
	Series 2005-AR11, Class A7, FRN, IO, 0.72%, 08/25/35	16

1,686	MASTR Adjustable Rate Mortgages Trust,
	Series 2004-13, Class 2A1, FRN, 3.82%, 04/21/34	1,667
	MASTR Alternative Loans Trust,
577	Series 2003-9, Class 8A1, 6.00%, 01/25/34	559
298	Series 2004-7, Class 30, PO, 08/25/34	241
782	Series 2004-10, Class 1A1, 4.50%, 09/25/19	765
	MASTR Asset Securitization Trust,
414	Series 2003-4, Class 2A2, 5.00%, 05/25/18	414
534	Series 2004-8, Class PO, PO, 08/25/19	431
1,962	MASTR Resecuritization Trust,
	Series 2005-PO, Class 3PO, PO, 05/28/35 (e)	1,353
-(h)	Morgan Stanley Mortgage Trust,
	Series 35, Class 2, IF, 8463.60%, 04/20/21	1
536	MortgageIT Trust,
	Series 2005-1, Class 1A1, FRN, 5.11%, 02/25/35	532
	Nomura Asset Acceptance Corp.,
965	Series 2003-A1, Class A1, 5.50%, 05/25/33	952
705	Series 2003-A1, Class A2, 6.00%, 05/25/33	708
55	Series 2003-A1, Class A5, 7.00%, 04/25/33	55
615	Series 2004-R2, Class A1, VAR, 6.50%, 10/25/34 (e)	618
1	Paine Webber CMO Trust,
	Series H, Class 4, 8.75%, 04/01/18	1
	Residential Accredit Loans, Inc.,
4,682	Series 2002-QS8, Class A5, 6.25%, 06/25/17	4,662
906	Series 2002-QS16, Class A3, IF, 6.61%, 10/25/17	939
1,038	Series 2003-QS3, Class A2, IF, 5.96%, 02/25/18	1,085
1,859	Series 2003-QS3, Class A8, IF, IO, 2.81%, 02/25/18	142
4,488	Series 2003-QS9, Class A3, IF, IO, 2.76%, 05/25/18	409
1,503	Series 2003-QS14, Class A1, 5.00%, 07/25/18	1,494
798	Series 2004-QS8, Class A2, 5.00%, 06/25/34	786
	Residential Funding Mortgage Securities I,
2,114	Series 2003-S7, Class A17, 4.00%, 05/25/33	1,956
798	Series 2003-S12, Class 4A5, 4.50%, 12/25/32	767
1,395	Series 2005-SA4, Class 1A1, VAR, 4.95%, 09/25/35	1,420
15	Rural Housing Trust,
	Series 1987-1, Class 3B, 7.33%, 04/01/26	15
256	Salomon Brothers Mortgage Securities VII, Inc.,
	Series 2003-UP2, Class 1, PO, 12/25/18	225
8	Structured Mortage Asset Residential Trust,
	Series 1993-2A, Class AE, 7.60%, 03/25/09	8
1,000	Washington Mutual Alternative Mortgage Pass-Through Certificates,
	Series 2005-4, Class CB7, 5.50%, 06/25/35	969
391	Washington Mutual MSC Mortgage Pass-Through Certificates,
	Series 2003-MS7, Class P, PO, 03/25/33	323
	Washington Mutual, Inc.,
1,196	Series 2003-AR7, Class A6, VAR, 3.03%, 08/25/33	1,191
433	Series 2003-S10, Class A6, PO, 10/25/18	340
905	Series 2004-S3, Class 2A3, IF, 5.67%, 07/25/34	919
	Wells Fargo Mortgage Backed Securities Trust,
611	Series 2003-11, Class 1A, PO, 10/25/18	508

1,595	Series 2003-13, Class A7, 4.50%, 11/25/18	1,526
702	Series 2003-17, Class 2A4, 5.50%, 01/25/34	700
1,064	Series 2004-7, Class 2A2, 5.00%, 07/25/19	1,059
3,026	Series 2004-BB, Class A4, FRN, 4.56%, 01/25/35	3,006
1,001	Series 2004-EE, Class 3A1, FRN, 3.99%, 12/25/34	993
1,994	Series 2004-S, Class A5, FRN, 3.54%, 09/25/34	1,970
		71,253
	Total Collateralized Mortgage Obligations
	(Cost $453,360)	451,315

Commercial Mortgage-Backed Securities — 1.7%
2,200	Banc of America Commercial Mortgage, Inc.,
	Series 2005-6, Class ASB, VAR, 5.35%, 09/10/47	2,200
	Bear Stearns Commercial Mortgage Securities,
136	Series 2000-WF1, Class A1, VAR, 7.64%, 02/15/32	138
45	Series 2004-T16, Class A2, 3.70%, 02/13/46	45
1,100	Series 2005-PWR9, Class AAB, 4.80%, 09/11/42	1,087
1,420	Series 2006-PW11, Class A4, VAR, 5.62%, 03/11/39	1,433
913	Series 2006-PW14, Class A1, 5.04%, 12/11/38	917
1,101	Citigroup Commercial Mortgage Trust,
	Series 2006-C4, Class A1, VAR, 5.91%, 03/15/49	1,120
873	CS First Boston Mortgage Securities Corp.,
	Series 1998-C2, Class A2, 6.30%, 11/15/30	877
478	DLJ Commercial Mortgage Corp.,
	Series 1999-CG2, Class A1B, VAR, 7.30%, 06/10/32	491
1,850	Merrill Lynch Mortgage Trust,
	Series 2005-MCP1, Class ASB, VAR, 4.67%, 06/12/43	1,820
1,000	Merrill Lynch/Countrywide Commercial Mortgage Trust,
	Series 2006-1, Class A4, VAR, 5.61%, 02/12/39	1,007
	Morgan Stanley Capital I,
1,053	Series 2006-IQ12, Class A1, 5.26%, 12/15/43	1,061
399	Series 2006-T23, Class A1, 5.68%, 08/12/41	406
1,000	TIAA Retail Commercial Trust,
	Series 2007-C4, Class A3, VAR, 6.10%, 08/15/39	1,032
3,190	Wachovia Bank Commercial Mortgage Trust,
	Series 2004-C15, Class A2, 4.04%, 10/15/41	3,136
	Total Commercial Mortgage-Backed Securities
	(Cost $16,869)	16,770

Corporate Bonds — 25.1%

Aerospace & Defense — 0.2%
1,100	Northrop Grumman Corp.,
	7.13%, 02/15/11	1,191
730	Systems 2001 AT LLC (Cayman Islands),
	7.16%, 12/15/11 (e)	782
		1,973

Air Freight & Logistics — 0.4%
3,116	FedEx Corp.,
	Series 981A, 6.72%, 01/15/22	3,478

Airlines — 0.2%

419	American Airlines, Inc.,
	Series 1999-1, 7.02%, 10/15/09	420
	Continental Airlines, Inc.,
170	Series 1999-2, Class A1, 7.26%, 03/15/20	176
798	Series 1999-2, Class A2, 7.06%, 09/15/09	808
753	United Airlines, Inc.,
	Series 2001-1, 6.07%, 03/01/13	756
		2,160

Automobiles — 0.5%
	DaimlerChrysler NA Holding Corp.,
1,595	4.75%, 01/15/08	1,592
2,791	7.20%, 09/01/09	2,897
		4,489

Beverages — 0.0% (g)
200	Anheuser-Busch Cos., Inc.,
	5.50%, 01/15/18	201

Capital Markets — 5.1%
4,785	Bear Stearns Cos., Inc. (The),
	3.25%, 03/25/09	4,596
	Credit Suisse USA, Inc.,
439	4.70%, 06/01/09	442
1,595	5.50%, 08/15/13	1,629
6,460	6.13%, 11/15/11	6,767
	Goldman Sachs Group, Inc. (The),
1,061	3.88%, 01/15/09	1,049
598	4.75%, 07/15/13	583
1,000	5.15%, 01/15/14 (c)	991
1,675	5.25%, 10/15/13	1,678
900	6.25%, 09/01/17	933
1,914	6.60%, 01/15/12	2,035
4,387	6.88%, 01/15/11	4,660
399	7.35%, 10/01/09	418
	Lehman Brothers Holdings, Inc.,
798	4.00%, 01/22/08	796
1,390	4.80%, 03/13/14	1,291
700	6.00%, 07/19/12 (c)	709
1,795	6.63%, 01/18/12	1,863
	Merrill Lynch & Co., Inc.,
798	3.13%, 07/15/08	784
595	3.70%, 04/21/08	589
1,196	4.13%, 01/15/09	1,178
700	5.00%, 01/15/15	659
1,398	5.45%, 07/15/14	1,359
1,000	6.40%, 08/28/17	1,014
	Morgan Stanley,
957	4.25%, 05/15/10	941
578	4.75%, 04/01/14	551
4,466	6.60%, 04/01/12	4,682
4,885	6.75%, 04/15/11	5,131
2,393	State Street Corp.,

7.65%, 06/15/10	2,572
49,900

Chemicals — 0.2%
	Dow Chemical Co. (The),
200	6.00%, 10/01/12	208
1,196	6.13%, 02/01/11	1,242
400	Monsanto Co.,
	7.38%, 08/15/12	442
300	Potash Corp. of Saskatchewan (Canada),
	4.88%, 03/01/13	298
		2,190

Commercial Banks — 3.1%
	Barclays Bank plc (United Kingdom),
100	5.45%, 09/12/12	103
500	6.05%, 12/04/17 (e)	499
598	Branch Banking & Trust Co.,
	4.88%, 01/15/13	593
1,100	Fifth Third Bancorp,
	5.45%, 01/15/17	1,077
3,988	Firstar Bank N.A.,
	7.13%, 12/01/09	4,200
1,595	Keycorp,
	Series G, 4.70%, 05/21/09	1,602
1,000	Manufacturers & Traders Trust Co.,
	6.63%, 12/04/17	1,004
500	Marshall & Ilsley Corp.,
	5.35%, 04/01/11	514
917	Mellon Funding Corp.,
	3.25%, 04/01/09	900
600	PNC Funding Corp.,
	5.25%, 11/15/15	586
798	Popular North America, Inc.,
	4.25%, 04/01/08	795
1,495	Royal Bank of Canada (Canada),
	3.88%, 05/04/09	1,484
	SunTrust Bank,
500	5.25%, 11/05/12	505
901	6.38%, 04/01/11	943
3,988	U.S. Bank N.A.,
	6.50%, 02/01/08	3,990
798	Wachovia Bank N.A.,
	7.80%, 08/18/10	862
	Wachovia Corp.,
2,791	3.50%, 08/15/08	2,751
1,712	3.63%, 02/17/09	1,676
1,000	5.75%, 06/15/17	986
	Wells Fargo & Co.,
1,784	3.13%, 04/01/09	1,748
700	5.00%, 11/15/14 (c)	690
	Wells Fargo Bank N.A.,

319	6.45%, 02/01/11	338
2,472	7.55%, 06/21/10	2,660
		30,506

Communications Equipment — 0.0% (g)
400	Cisco Systems, Inc.,
	5.50%, 02/22/16	407

Computers & Peripherals — 0.3%
1,025	Hewlett-Packard Co.,
	5.40%, 03/01/17	1,042
	International Business Machines Corp.,
1,117	5.39%, 01/22/09	1,127
450	5.70%, 09/14/17	463
		2,632

Consumer Finance — 2.1%
1,595	American Express Credit Corp.,
	3.00%, 05/16/08	1,581
359	American General Finance Corp.,
	Series H, 5.38%, 10/01/12	358
279	Capital One Bank,
	5.75%, 09/15/10	280
	Capital One Financial Corp.,
275	5.70%, 09/15/11	264
740	6.25%, 11/15/13	716
	HSBC Finance Corp.,
798	4.75%, 05/15/09	797
500	5.25%, 01/15/14	493
500	5.50%, 01/19/16 (c)	494
4,583	5.88%, 02/01/09	4,630
798	6.38%, 11/27/12	833
798	6.50%, 11/15/08	806
1,783	6.75%, 05/15/11	1,863
2,752	8.00%, 07/15/10	2,954
	International Lease Finance Corp.,
698	4.50%, 05/01/08	694
598	5.88%, 05/01/13 (c)	609
	SLM Corp.,
600	4.00%, 01/15/10	565
1,037	Series A, 5.38%, 01/15/13	925
798	Toyota Motor Credit Corp.,
	2.88%, 08/01/08	785
798	Washington Mutual Financial Corp.,
	6.88%, 05/15/11	838
		20,485

Diversified Financial Services — 4.1%
4,367	Associates Corp. of North America,
	8.15%, 08/01/09	4,647
	Bank of America Corp.,
2,393	3.88%, 01/15/08	2,388
500	5.25%, 12/01/15 (c)	491
1,595	7.40%, 01/15/11	1,721

5,580	7.80%, 02/15/10	5,980
	Caterpillar Financial Services Corp.,
300	5.50%, 03/15/16	306
320	Series F 3.45%, 01/15/09	315
	CIT Group, Inc.,
650	5.00%, 02/13/14	581
600	7.63%, 11/30/12	605
	Citigroup, Inc.,
479	3.50%, 02/01/08	477
798	4.25%, 07/29/09	793
500	4.70%, 05/29/15 (c)	476
1,994	5.63%, 08/27/12	2,024
200	6.00%, 08/15/17 (c)	204
319	6.20%, 03/15/09	325
	General Electric Capital Corp.,
1,795	3.50%, 05/01/08	1,784
1,675	4.25%, 01/15/08	1,673
1,096	4.63%, 09/15/09	1,101
1,500	5.40%, 02/15/17	1,529
6,163	5.88%, 02/15/12	6,464
2,725	6.00%, 06/15/12	2,871
2,034	6.13%, 02/22/11	2,147
800	Genworth Global Funding Trusts,
	5.20%, 10/08/10	817
815	Textron Financial Corp.,
	5.13%, 02/03/11	836
		40,555

Diversified Telecommunication Services — 2.1%
558	Ameritech Capital Funding Corp.,
	6.15%, 01/15/08	559
500	BellSouth Corp.,
	5.20%, 09/15/14	497
736	BellSouth Telecommunications,
	6.30%, 12/15/15 (c)	775
3,270	British Telecommunications plc (United Kingdom),
	8.62%, 12/15/10	3,588
2,313	France Telecom S.A. (France),
	7.75%, 03/01/11	2,514
694	New York Telephone Co.,
	6.00%, 04/15/08	695
2,233	Nynex Capital Funding Co.,
	Series B, SUB, 8.23%, 10/15/09	2,388
139	Nynex Corp.,
	9.55%, 05/01/10	147
	Sprint Capital Corp.,
319	7.63%, 01/30/11	331
718	8.38%, 03/15/12	770
700	Telecom Italia Capital S.A. (Luxembourg),
	5.25%, 11/15/13	691
1,117	TELUS Corp. (Canada),

	8.00%, 06/01/11	1,217
798	Verizon Florida, Inc.,
	Series F, 6.13%, 01/15/13	823
4,187	Verizon Global Funding Corp.,
	7.25%, 12/01/10	4,492
1,595	Verizon Virginia, Inc.,
	Series A, 4.63%, 03/15/13	1,541
		21,028

Electric Utilities — 0.6%
319	Alabama Power Co.,
	4.70%, 12/01/10	323
917	Carolina Power & Light Co.,
	5.13%, 09/15/13	920
550	CenterPoint Energy Houston Electric LLC,
	Series M2, 5.75%, 01/15/14	555
1,595	Exelon Generation Co. LLC,
	6.95%, 06/15/11	1,683
181	Kiowa Power Partners LLC,
	4.81%, 12/30/13 (e)	183
300	Pacific Gas & Electric Co.,
	5.63%, 11/30/17	300
869	PSEG Power LLC,
	7.75%, 04/15/11	935
400	Virginia Electric and Power Co.,
	5.10%, 11/30/12	401
		5,300

Electronic Equipment & Instruments — 0.0% (g)
120	Arrow Electronics, Inc.,
	6.88%, 07/01/13	131

Food & Staples Retailing — 0.1%
1,196	Kroger Co. (The),
	8.05%, 02/01/10	1,287

Food Products — 0.1%
500	Kellogg Co.,
	5.13%, 12/03/12	504

Gas Utilities — 0.3%
100	Atmos Energy Corp.,
	5.13%, 01/15/13	98
100	CenterPoint Energy Resources Corp.,
	6.13%, 11/01/17	102
3,230	Enron Corp.,
	6.75%, 07/01/05 (d) (f)	-(h)
638	KeySpan Gas East Corp.,
	7.88%, 02/01/10	682
1,037	Southern California Gas Co.,
	4.80%, 10/01/12	1,045
70	Texas Eastern Transmission LP,
	7.30%, 12/01/10	75
365	TransCanada Pipelines Ltd. (Canada),
	4.00%, 06/15/13	346

2,348

Insurance — 2.5%
	American International Group, Inc.,
1,515	4.25%, 05/15/13	1,442
300	5.45%, 05/18/17	296
2,393	ASIF Global Financing XIX,
	4.90%, 01/17/13 (e)	2,359
1,795	ASIF Global Financing XXIII,
	3.90%, 10/22/08 (e)	1,772
1,595	Jackson National Life Global Funding,
	6.13%, 05/30/12 (e)	1,708
	John Hancock Global Funding II,
957	3.50%, 01/30/09 (e)	942
957	7.90%, 07/02/10 (e)	1,046
1,595	MassMutual Global Funding II,
	3.50%, 03/15/10 (e)	1,579
873	Metropolitan Life Global Funding I,
	5.20%, 09/18/13 (e)	902
1,755	Monumental Global Funding II,
	4.38%, 07/30/09 (e)	1,762
479	Nationwide Financial Services,
	6.25%, 11/15/11	505
	New York Life Global Funding,
877	3.88%, 01/15/09 (e)	873
1,994	5.38%, 09/15/13 (e)	2,059
917	Pacific Life Global Funding,
	3.75%, 01/15/09 (e)	906
	Principal Life Global Funding I,
798	2.80%, 06/26/08 (e)	786
3,015	6.25%, 02/15/12 (e)	3,226
	Protective Life Secured Trust,
853	4.00%, 10/07/09	856
1,595	4.00%, 04/01/11	1,595
299	XL Capital Ltd. (Cayman Islands),
	5.25%, 09/15/14	290
		24,904

Media — 0.8%
418	Comcast Cable Communications Holdings, Inc.,
	8.38%, 03/15/13	470
	Comcast Corp.,
479	5.50%, 03/15/11	484
200	5.90%, 03/15/16	201
718	Cox Communications, Inc.,
	7.75%, 11/01/10	772
1,117	Historic TW, Inc.,
	7.48%, 01/15/08	1,120
2,951	TCI Comminication, Inc.,
	9.80%, 02/01/12	3,427
500	Time Warner Cable, Inc.,
	5.85%, 05/01/17	494

877	Time Warner Entertainment Co. LP,
	10.15%, 05/01/12	1,036
		8,004

Metals & Mining — 0.1%
805	Alcoa, Inc.,
	5.55%, 02/01/17	790

Multi-Utilities — 0.5%
766	Dominion Resources, Inc.,
	Series B, 6.25%, 06/30/12	800
798	DTE Energy Co.,
	Series A, 6.65%, 04/15/09	818
	Duke Energy Carolinas LLC,
1,795	4.20%, 10/01/08 (c)	1,786
1,595	5.63%, 11/30/12	1,666
		5,070

Oil, Gas & Consumable Fuels — 0.3%
225	ConocoPhillips Canada Funding Co. (Canada),
	5.63%, 10/15/16	231
1,874	ConocoPhillips Co.,
	8.75%, 05/25/10	2,060
400	Marathon Oil Corp.,
	6.00%, 10/01/17	409
		2,700

Paper & Forest Products — 0.2%
	International Paper Co.,
1,316	4.00%, 04/01/10	1,303
514	4.25%, 01/15/09	508
160	Weyerhaeuser Co.,
	6.75%, 03/15/12	169
		1,980

Personal Products — 0.0% (g)
190	Procter & Gamble Co.,
	Series A, 9.36%, 01/01/21	241

Pharmaceuticals — 0.0% (g)
175	Schering-Plough Corp.,
	6.00%, 09/15/17	181

Real Estate Investment Trusts (REITs) — 0.0% (g)
300	HRPT Properties Trust,
	6.65%, 01/15/18	302

Real Estate Management & Development — 0.0% (g)
319	ERP Operating LP,
	4.75%, 06/15/09	319

Road & Rail — 0.2%
	Burlington Northern Santa Fe Corp.,
785	6.13%, 03/15/09	797
798	7.13%, 12/15/10	848
135	Norfolk Southern Corp.,
	7.70%, 05/15/17	156
	Union Pacific Corp.,
175	4.88%, 01/15/15	171

200	5.65%, 05/01/17	201
2,173

Software — 0.1%
620	Oracle Corp. and Ozark Holding, Inc.,
	5.25%, 01/15/16	619

Thrifts & Mortgage Finance — 0.7%
	Countrywide Home Loans, Inc.,
917	3.25%, 05/21/08 (c)	816
3,190	4.00%, 03/22/11	2,426
	Washington Mutual Bank FA,
299	5.65%, 08/15/14	264
1,196	6.88%, 06/15/11	1,131
	Washington Mutual, Inc.,
1,085	4.20%, 01/15/10	993
300	7.25%, 11/01/17	261
1,196	World Savings Bank FSB,
	4.50%, 06/15/09	1,198
		7,089

Water Utilities — 0.0% (g)
300	American Water Capital Corp.,
	6.09%, 10/15/17 (e)	314

Wireless Telecommunication Services — 0.3%
1,436	New Cingular Wireless Services, Inc.,
	7.88%, 03/01/11	1,557
1,650	Sprint Nextel Corp.,
	6.00%, 12/01/16	1,571
		3,128
	Total Corporate Bonds
	(Cost $247,785)	247,388

Foreign Government Securities — 0.6%
2,393	Province of Quebec (Canada),
	5.75%, 02/15/09	2,455
	United Mexican States (Mexico),
1,475	4.63%, 10/08/08 (c)	1,472
1,293	6.38%, 01/16/13	1,373
850	6.63%, 03/03/15	919
	Total Foreign Government Securities
	(Cost $6,044)	6,219

Mortgage Pass-Through Securities — 4.7%
	Federal Home Loan Mortgage Corp. Conventional Pools,
52	12.00%, 08/01/15-07/01/19	58
396	ARM, 7.09%, 01/01/27	399
73	ARM, 7.13%, 07/01/26	74
	Federal Home Loan Mortgage Corp. Gold Pools,
1,953	4.00%, 05/01/14-08/01/18	1,906
754	4.50%, 10/01/18	743
226	5.50%, 06/01/17	230
1,568	5.50%, 07/01/35	1,572

308	6.00%, 04/01/18	315
225	6.00%, 12/01/22	230
962	6.00%, 01/01/34	978
411	6.50%, 12/01/13-11/01/22	425
222	6.50%, 05/01/17	229
213	7.00%, 08/01/10-09/01/12 (m)	221
104	7.00%, 04/01/22-04/01/26	110
187	7.50%, 08/01/08-10/01/14	191
71	7.50%, 08/01/25	77
96	8.00%, 07/01/20-11/01/24	103
53	8.50%, 01/01/10	55
246	8.50%, 07/01/28	264
	Federal National Mortgage Association Various Pools,
859	4.00%, 09/01/13	853
1,896	4.00%, 07/01/18	1,832
490	4.50%, 11/01/14	491
7,255	4.50%, 06/01/18-11/01/19	7,153
2,863	5.00%, 12/01/16-10/01/19	2,870
2,214	5.00%, 11/01/33-12/01/34	2,175
3,292	5.50%, 04/01/33-12/01/33	3,306
1,691	6.00%, 12/01/32-09/01/33	1,725
1,767	6.50%, 12/01/10-08/01/20	1,824
951	6.50%, 04/01/25	986
899	6.50%, 03/01/29-08/01/31	937
29	7.00%, 06/01/10	30
327	7.00%, 04/01/17-08/01/32	343
319	7.50%, 10/01/12	332
156	7.50%, 11/01/22-05/01/25	166
233	8.00%, 11/01/12	241
573	8.00%, 03/01/21-11/01/28	615
302	8.50%, 07/01/24-02/01/30	324
236	9.00%, 09/01/19-12/01/30	255
70	9.50%, 12/01/18	77
29	10.00%, 02/01/24	33
43	12.50%, 01/01/16	49
454	ARM, 4.66%, 09/01/34	454
1,627	ARM, 4.83%, 01/01/35	1,631
1,684	ARM, 5.47%, 06/01/36	1,691
171	ARM, 5.53%, 09/01/27	173
185	ARM, 5.55%, 03/01/29	187
69	ARM, 6.71%, 03/01/19	69
18	ARM, 6.79%, 08/01/19	19
32	ARM, 7.54%, 06/01/26	32
	Government National Mortgage Association Various Pools,
344	6.00%, 10/15/17	352
1,619	6.00%, 03/20/28-11/15/28	1,665
48	6.50%, 07/15/09	49
1,451	6.50%, 01/15/24-02/15/33	1,510
1,847	7.00%, 08/15/23-06/15/33	1,963
91	7.50%, 02/15/12-03/15/12	95

408	7.50%, 11/15/22-06/15/32	434
406	8.00%, 05/15/09-01/15/16	429
448	8.00%, 05/15/22-10/20/28	483
265	8.50%, 03/15/17-05/20/25	287
115	9.00%, 01/15/09-11/15/24	125
214	9.50%, 10/15/09-12/15/25	234
102	12.00%, 11/15/19	119
	Total Mortgage Pass-Through Securities
	(Cost $45,880)	46,798

Supranational — 0.0% (g)
160	Corp. Andina de Fomento,
	5.20%, 05/21/13	162
80	Inter-American Development Bank,
	8.40%, 09/01/09	86
	Total Supranational Securities
	(Cost $241)	248

U.S. Government Agency Securities — 1.5%
	Federal Home Loan Bank System,
5,501	4.72%, 09/20/12	5,532
798	6.21%, 06/02/09	826
387	Federal Home Loan Mortgage Corp.,
	6.88%, 09/15/10 (c)	419
	Federal National Mortgage Association,
3,190	5.50%, 03/15/11	3,359
957	6.13%, 03/15/12 (c)	1,038
2,672	6.25%, 02/01/11	2,858
	Total U.S. Government Agency Securities
	(Cost $13,695)	14,032

U.S. Treasury Obligations — 18.0%
	U.S. Treasury Bonds,
21,027	11.75%, 11/15/14 (m)	24,445
28,214	12.00%, 08/15/13 (m)	29,847
1,042	12.50%, 08/15/14 (m)	1,203
	U.S. Treasury Bonds Coupon STRIPS,
8,149	05/15/09 (c)	7,804
630	02/15/10 (c)	590
9,348	02/15/11 (c)	8,445
2,000	08/15/11 (c)	1,776
239	02/15/12 (c)	208
5,255	05/15/12 (c)	4,573
399	08/15/12 (c)	341
4,625	11/15/12 (c)	3,908
7,976	02/15/13 (c)	6,656
1,596	08/15/13 (m)	1,305
798	11/15/13 (c)	645
11,773	02/15/14 (m)	9,391
6,684	05/15/14 (m)	5,256

15,798	08/15/14 (m)	12,301
9,437	11/15/14 (m)	7,250
498	08/15/15 (c)	368
8,048	11/15/15 (c)	5,856
18,889	02/15/16 (c)	13,585
3,478	05/15/16 (c)	2,470
1,595	08/15/16	1,120
200	05/15/17 (c)	135
	U.S. Treasury Bonds Principal STRIPS,
1,000	05/15/08 (c)	985
4,982	11/15/09 (c)	4,700
6,360	11/15/12	5,375
9,290	U.S. Treasury Inflation Indexed Bonds,
	4.25%, 01/15/10 (c)	9,946
	U.S. Treasury Notes,
400	3.63%, 07/15/09 (c)	403
100	4.00%, 06/15/09	101
200	4.88%, 05/15/09 (c)	205
6,500	5.00%, 07/31/08 (c)	6,568
	Total U.S. Treasury Obligations
	(Cost $177,436)	177,761
	Total Long-Term Investments
	(Cost $977,918)	977,254
Shares

Short-Term Investment — 0.7%

Investment Company — 0.7%
6,788	JPMorgan Liquid Assets Money Market Fund,
	Institutional Class (b)
	(Cost $6,788)	6,788

Principal Amount ($)

Investments of Cash Collateral for Securities on Loan — 8.2%

Asset Backed Security — 0.0% (g)
30	Master Asset Backed Securities Trust, Series 2006-NC1, Class A1,
	FRN, 4.86%, 02/25/08	30

Certificates of Deposit — 1.0%
5,000	Bank of New York,
	FRN, 4.93%, 05/02/08	4,996
5,000	Canadian Imperial Bank, New York,
	FRN, 4.73%, 12/31/08	5,000
		9,996

Commercial Paper — 1.0%
1,500	Scaldis Capital LLC,
	4.97%, 12/20/07	1,497
4,000	Sheffield Receivable Corp.,
	4.82%, 12/12/07	3,995
4,000	Tulip Funding,
	4.82%, 12/18/07	3,992
		9,484

Corporate Notes — 4.6%
4,000	Banque Federative Du Credit Mutuel (France),

	FRN, 4.67%, 08/01/08	3,998
3,500	BBVA U.S. Senior SAU (Spain),
	FRN, 5.75%, 03/12/10	3,481
4,500	Beta Finance, Inc.,
	FRN, 4.62%, 01/15/08 (i) (s)	4,493
4,000	Caixa d'Estalvis Catalunya (Spain),
	FRN, 5.75%, 06/30/08	3,995
2,000	CDC Financial Products, Inc.,
	FRN, 4.84%, 12/31/07	2,000
1,000	Citigroup Global Markets, Inc.,
	FRN, 4.84%, 12/07/07	1,000
4,000	Dorada Finance, Inc.,
	FRN, 4.62%, 01/14/08 (i) (s)	3,994
3,000	General Electric Capital Corp.,
	FRN, 4.65%, 03/12/10	2,959
3,000	Liberty Lighthouse Co. LLC,
	FRN, 4.59%, 02/04/08	2,999
5,000	Macquarie Bank Ltd (Australia),
	FRN, 4.79%, 08/20/08	4,997
3,500	Monumental Global Funding III,
	FRN, 5.07%, 05/24/10	3,482
3,000	Pricoa Global Funding I,
	FRN, 4.66%, 12/15/09	2,988
	Sigma Finance, Inc.,
3,000	FRN, 4.62%, 01/17/08 (i) (s)	2,995
2,000	FRN, 4.64%, 02/27/08 (i) (s)	1,998
		45,379

Repurchase Agreements — 1.6%
9,245	Banc of America Securities LLC, 4.52%, dated 11/30/07, due 12/03/07, repurchase
	price $9,248, collateralized by U.S. Government Agency Mortgages.	9,245
6,500	Lehman Brothers, Inc., 4.68%, dated 11/30/07, due 12/03/07, repurchase price
	$6,503, collateralized by U.S. Government Agency Mortgages.	6,500
		15,745
	Total Investments of Cash Collateral for Securities on Loan
	(Cost $80,758)	80,634

Total Investments — 107.9%
(Cost $1,065,464)	1,064,676

Other Assets in Excess of Liabilities — (7.9)%	(77,955)

NET ASSETS — 100.0%	$986,721

Percentages indicated are based on net assets.

ABBREVIATIONS:

(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by JPMorgan Investment Advisors Inc.
(c)	Security, or a portion of the security, has been delivered to a counterparty as part of a security lending transaction.
(d)	Defaulted Security.
(e)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(f)	Fair Valued Investment. The following are approximately the market value and percentage of the investments based on net assets that are fair valued (amounts in thousands)

	Fund	Market Value	Percentage
	Intermediate Bond Fund	-(h)	-(g)

(g)	Amount rounds to less than 0.1%.
(h)	Amount rounds to less than one thousand (shares and dollars).
(i)	Security has been deemed illiquid pursuant to procedures approved by the Board of Trustees and may be difficult to sell.
(m)

All or a portion of this security is reserved for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, and reverse repurchase agreements.

(s)

These holdings represent investments in structured investment vehicles (SIVs). The value of SIVs may be affected by, among other things, changes in: interest rates, the quality of the underlying assets or the market’s assessment thereof, factors concerning interests in and structure of the issuer or the originator of the receivables, or the creditworthiness of the entities that provide credit enhancements. SIVs have experienced decreased liquidity primarily resulting from declines in the market value of certain categories of collateral underlying the SIVs. These holdings were previously determined to be liquid at the time of acquisition of such investments and have since been deemed to be illiquid due to the changes in market conditions.

ARM	Adjustable rate Mortgage
CMO	Collateralized Mortgage Obligation
FRN	Floating Rate Note. The interest rate shown is the rate in effect as of November 30, 2007.
HB

High Coupon Bonds (aka "IOettes") represent the right to receive interest payments on an underlying pool of mortgages with similar features as those associated with IO securities. Unlike IOs the owner also has a right to a very small portion of principal. The high interest rates result from taking interest payments from other classes in the Real Estate Mortgage Investment Conduit trust and allocating them to the small principal of the HB class.

IF

Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index. The interest rate shown is the rate in effect as of November 30, 2007. The rate may be subject to a cap and floor.

IO

Interest Only represents the right to receive the monthly interest payment on an underlying pool of mortgage loans. The yields on these securities exceed yields on other mortgage-backed securities because their cash cash flow patterns are more volatile and there is a greater risk that the initial investment will not be recouped. These securities are subject to accelerated principal payments as a result of prepayment or refinancing of the underlyinf pool of mortgage instruments. As a result, interest income may be reduced considerably.

PO

Principal Only represents the right to receive the principal portion only on an underlying pool of mortgage loans. The market value of these securities is extremely volatile in response to changes in market interest rates. As prepayments on the underlying mortgages of these securities increase, the yield on these securities increases.

STRIPS	Separate Trading of Registered Interest and Principal Securities. The STRIPS Program lets investors hold and trade individual principal components of eligible notes and bonds as separate securities.
SUB	Step-Up Bond. The interest rate shown is the rate in effect as of November 30, 2007.
VAR	Variable Rate Note. The interest rate shown is the rate in effect as of November 30, 2007.

As of November 30, 2007, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$20,988
Aggregate gross unrealized depreciation	(21,776)
Net unrealized appreciation/depreciation	$(788)

Federal income tax cost of investments	$1,065,464

JPMorgan Kentucky Municipal Bond Fund

Schedule of Portfolio Investments
As of November 30, 2007 (Unaudited)
(Amounts in thousands)

Principal Amount ($)	Security Description (t)	Value ($)

Long-Term Investments — 98.6%

Municipal Bonds — 98.6%

Arizona — 0.9%
1,000	Tucson & Prima Counties, IDA, Capital Appreciation,
	Series 1983 A, Rev., Zero Coupon, 12/01/14 (p)	769

California — 5.2%
	San Marcos, Public Facilities Authority, Custody Receipts,
1,990	Rev., Zero Coupon, 03/01/14 (p)	1,585
1,715	Rev., Zero Coupon, 01/01/19 (p)	1,070
2,850	Rev., Zero Coupon, 09/01/19 (p)	1,729
		4,384

Colorado — 0.9%
1,000	El Paso County, Capital Appreciation,
	Series A, Rev., Zero Coupon, 09/01/15 (p)	739

Kansas — 2.4%
1,600	Kansas City, Single Family Municipal Multiplier,
	Series A, Rev., FHLMC COLL, Zero Coupon, 12/01/14 (p)	1,228
1,000	Saline County, Single-Family Mortgage,
	Rev., Zero Coupon, 12/01/15 (p)	732
		1,960

Kentucky — 80.7%

	Boone County, School District Finance Corp., School Building,
1,740	Series B, Rev., 5.38%, 08/01/10 (p)	1,849
1,000	Series B, Rev., FSA, 5.38%, 08/01/10 (p)	1,063
1,225	Christian County, Public Courthouse Corp., District Court Facility Project,
	Rev., 5.10%, 11/01/10 (p)	1,298
1,010	City of Bowling Green,
	GO, 5.25%, 06/01/10
	City of Richmond Water, Gas & Sewer,	1,063
100	Series A, Rev., MBIA, 5.00%, 07/01/08	103
255	Series B, Rev., MBIA, 5.00%, 07/01/08
	Fayette County, School District Finance Corp.,	262
2,000	Rev., 5.38%, 09/15/09 (p)	2,092
1,000	Rev., 5.50%, 09/15/09 (p)	1,048
1,645	Rev., 5.50%, 06/01/10 (p)	1,748
450	Greater Kentucky Housing Assistance Corp., Mortgage, Multi-Family Housing, Section 8 Assisted,
	Series A, Rev., FHA, 5.90%, 01/04/08
	Hardin County, School District Finance Corp.,	451
1,505	Rev., 5.50%, 02/01/10 (p)	1,589
960	Rev., 5.50%, 02/01/10 (p)	1,014
1,000	Jefferson County, Capital Projects,
	Series A, Rev., FSA, 4.25%, 06/01/17	969
930	Jefferson County, Health Facilities, Jewish Hospital Healthcare Services, Inc.,
	Rev., 5.65%, 01/01/10

	Jefferson County, School District Finance Corp.,	948
2,160	Series A, Rev., FSA, 4.50%, 07/01/16	2,211
1,000	Series A, Rev., FSA, 5.00%, 04/01/11	1,046
1,320	Series A, Rev., FSA, 5.25%, 07/01/09	1,364
1,000	Series B, Rev., FSA, 5.25%, 07/01/09	1,040
2,115	Kenton County Airport Board, Cincinnati/Northern Kentucky,
	Series C, Rev., AMT, MBIA, 5.00%, 03/01/11	2,200
	Kentucky Asset Liability Commission, University of Kentucky Project,
1500	Series A, Rev., AMBAC, 4.00%, 10/01/16	1,531
1,000	Series B, Rev., 5.00%, 10/01/17	1,079
1,000	Kentucky Municipal Power Agency, Prairie State Project,
	Series A, Rev., MBIA, 5.25%, 09/01/17	1,091
1,000	Kentucky State Property & Buildings Commission, Project No. 63,
	Rev., 5.10%, 11/01/09 (p)	1,034
2,000	Kentucky State Property & Buildings Commission, Project No. 64,
	Rev., MBIA, 5.75%, 11/01/09 (p)	2,092
715	Kentucky State Property & Buildings Commission, Project No. 65,
	Rev., 6.00%, 02/01/10 (p)	756
1,500	Kentucky State Property & Buildings Commission, Project No. 66,
	Series A, Rev., MBIA, 5.60%, 05/01/10 (p)	1,581
1,500	Kentucky State Property & Buildings Commission, Project No. 67,
	Rev., 5.13%, 09/01/10 (p)	1,573
1,000	Kentucky State Property & Buildings Commission, Project No. 71,
	Rev., MBIA-IBC, 5.50%, 08/01/12	1,091
1,335	Kentucky State Property & Buildings Commission, Project No. 73,
	Rev., 5.25%, 11/01/11	1,426
1,000	Kentucky State Property & Buildings Commission, Project No. 76,
	Rev., AMBAC, 5.50%, 08/01/20	1,140
1,000	Kentucky State Property & Buildings Commission, Project No. 82,
	Rev., FSA,, 5.25%, 10/01/18	1,121
	Kentucky State Property & Buildings Commission, Project No. 84,
1,000	Rev., MBIA, 5.00%, 08/01/21	1,096
1,175	Rev., MBIA, 5.00%, 08/01/22	1,288
1,500	Kentucky State Property & Buildings Commission, Project No. 85,
	Rev., FSA, 5.00%, 08/01/15 (p)	1,649
	Kentucky State Property & Buildings Commission, Project No. 87,
1,000	Rev., FGIC, 5.00%, 03/01/17	1,073
2,250	Rev., FGIC, 5.00%, 03/01/17	2,405
1,000	Kentucky Turnpike Authority,
	Series B, Rev., AMBAC, 5.00%, 07/01/16	1,093
1,000	Kentucky State Turnpike Authority, Capital Appreciation Revitalization,
	Rev., FGIC, Zero Coupon, 01/01/10	928
70	Kentucky State Turnpike Authority, Resource Recovery,
	Rev., 6.63%, 01/04/08 (p)	71
	Kentucky State Turnpike Authority, Revitalization Projects,
1,500	Rev., AMBAC, 5.50%, 07/01/08	1,519
1,000	Rev., AMBAC, 5.50%, 07/01/09	1,034
1,000	Rev., AMBAC, 6.50%, 07/01/08	1,018
1,000	Series A, Rev., AMBAC, 5.50%, 07/01/11	1,074
25	Kentucky State Turnpike Authority, Toll Road,

	Rev., 6.13%, 01/04/08 (p)	25
	Lexington-Fayette County, Urban County Government,
1,000	Series A, Rev., 5.00%, 07/01/11	1,060
1,000	Series D, GO, MBIA, 4.00%, 11/01/16	1,005
1,495	Louisville & Jefferson County, Metro Government Board of Water Works,
	Rev., 5.00%, 11/15/16	1,654
	Louisville & Jefferson County, Metropolitan Sewer District,
1,000	Series A, Rev., AMBAC, 5.00%, 05/15/16	1,082
1,500	Series A, Rev., FGIC, 5.50%, 11/15/09	1,572
	Louisville & Jefferson County, Regional Airport Authority,
1,000	Series A, Rev., FSA, 5.75%, 07/01/11	1,077
1,420	Series A, Rev., MBIA, 6.00%, 01/04/08	1,451
	Louisville Regional Airport Authority,
1,000	Rev., AMBAC, 5.00%, 07/01/15	1,031
1,000	Rev., AMBAC, 5.00%, 07/01/15	1,027
1,000	Louisville Waterworks Board, Water System,
	Rev., FSA, 5.13%, 11/15/10	1,048
1,260	Northern Kentucky University, Student Housing Facilities Project,
	COP, AMBAC, 5.00%, 12/01/09	1,279
1,060	Oldham County, School District Financial,
	Rev., MBIA, 5.00%, 05/01/14	1,138
		67,570

Louisiana — 4.9%
335	Louisiana Housing Finance Agency, Single Family Mortgage,
	Series A-1, Rev., GNMA/FNMA, 6.65%, 12/01/07	340
1,000	Louisiana Public Facilities Authority, Custodial Receipts,
	Series B, Rev., FNMA, Zero Coupon, 12/01/19 (p)	590
4,300	New Orleans Home Mortgage Authority, Compound Interest,
	Series A, Rev., MBIA, VEREX, Zero Coupon, 10/01/15 (p)	3,167
		4,097

Puerto Rico — 2.8%
1,480	Commonwealth of Puerto Rico, Capital Appreciation,
	GO, MBIA-IBC, Zero Coupon, 07/01/17	1,020
2,000	Puerto Rico Highway & Transportation Authority,
	Series A, Rev., AMBAC, Zero Coupon, 07/01/17	1,334
		2,354

Texas — 0.8%
1,000	Central Housing Finance Corp., Single Family Mortgage,
	Rev., VA/PRIV MTGS, Zero Coupon, 09/01/16 (p)	704
	Total Municipal Bonds
	(Cost $78,571)	82,577

Shares

Short - Term Investment — 0.5%

Investment Company — 0.5%
450	JPMorgan Tax Free Money Market Fund, Institutional Class (b) (m)
	(Cost $450)	450

Total Investments — 99.1%
(Cost $79,021)	83,027

Other Assets In Excess of Liabilities — 0.9%	714

NET ASSETS — 100.0%	$83,741

Percentages indicated are based on net assets.

ABBREVIATIONS

(b)	Investment in affiliate. Money market fund registered under the Investment
Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management
Inc.

(m)	All or portion of this security is reserved for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, and reverse repurchase agreements.

(p)	Security is prerefunded or escrowed to maturity.

(t)	The date shown represents the earliest of the next reset date, next call date, prerefunded date, next put date or final maturity date.
AMBAC	American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax Paper
COLL	Collateral
COP	Certificate of Participation
FGIC	Financial Guaranty Insurance Co.
FHA	Federal Housing Authority
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
FSA	Financial Security Assurance
GNMA	Government National Mortgage Association
GO	General Obligation Bond
IBC	Insured Bond Certificates
IDA	Industrial Development Authority
MBIA	Municipal Bond Insurance Association
PRIV MTGS	Private Mortgages
Rev.	Revenue Bond
VA	Veterans Administration
VEREX	Verex Assurance Inc.

As of November 30, 2007, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$4,166
Aggregate gross unrealized depreciation	(160)
Net unrealized appreciation/depreciation	$4,006
Federal income tax cost of investments	$79,021

JPMorgan Liquid Assets Money Market Fund
Schedule of Portfolio Investments
As of November 30, 2007 (Unaudited)
(Amounts in thousands)

Principal Amount ($)	Security Description (t)	Value ($)

Asset Backed Securities — 7.2%

50,000	Arkle Master Issuer plc (United Kingdom),
	Series 2007-1A, Class 1A, FRN, 4.67%, 12/17/07 (e)	50,000
25,000	Beta Finance, Inc.,
	FRN, 4.94%, 02/20/08 (e) (i) (s)	25,002
20,000	Brunel Residential Mortgage Securitization plc (United Kingdom),
	Series 2007-1A, Class A3, FRN, 4.65%, 12/13/07 (e)	20,000
30,000	CC USA, Inc.,
	5.37%, 06/09/08 (e) (i) (s)	30,000
	K2 (USA) LLC,
25,000	FRN, 4.84%, 02/04/08 (e) (i) (s)	24,999
25,000	FRN, 4.97%, 02/25/08 (e) (i) (s)	24,998
37,000	FRN, 5.20%, 01/04/08 (e) (i) (s)	36,998
15,000	5.36%, 06/09/08 (e) (i) (s)	15,004
50,000	FRN, 5.65%, 12/17/07 (e) (i) (s)	49,997
	Links Finance LLC,
25,000	FRN, 4.87%, 02/19/08 (e) (i) (s)	24,999
50,000	FRN, 5.68%, 12/10/07 (e) (i) (s)	49,999
	Paragon Mortgages plc (United Kingdom),
87,574	Series 11A, Class A1, FRN, 4.64%, 12/15/07 (e) (i)	87,574
9,772	Series 14A, Class A1, FRN, 4.65%, 12/15/07 (e)	9,773
50,000	Parcs Master Trust,
	Series 2007-1A, Class 1A, FRN, 5.59%, 12/20/07 (e) (i)	49,997
80,000	Premium Asset Trust,
	Series 2003-5, FRN, 4.89%, 01/02/08 (e) (i)	80,000
	Sigma Finance, Inc.,
58,000	FRN, 4.56%, 12/17/07 (e) (i) (s)	57,998
90,000	FRN, 4.59%, 12/17/07 (e) (i) (s)	90,002
25,000	FRN, 4.84%, 02/07/08 (e) (i) (s)	24,997
78,495	Steers Delaware Business Trust,
	Series 2006-1, FRN, 4.80%, 12/27/07 (e) (i)	78,495
	Total Asset-Backed Securities
	(Cost $830,832)	830,832

Certificates of Deposit — 15.2%
78,000	Allied Irish Banks plc,
	5.30%, 02/25/08	78,000
20,000	Bank of the West,
	5.24%, 03/03/08	20,000
50,000	Barclays Bank plc (United Kingdom),
	5.31%, 01/16/08	50,000
	Barclays Capital, Inc.,
30,000	5.24%, 05/06/08	30,000
58,000	5.41%, 07/10/08	58,000
	Bayerische Landesbank,
85,000	4.91%, 02/05/08	85,000

57,000	5.03%, 01/24/08	57,000
	BNP Paribas (France),
40,000	5.35%, 12/10/07	40,000
50,000	FRN, 4.55%, 12/05/07	50,000
25,000	Calyon N.A. Co.,
	5.30%, 01/30/08	25,000
225,000	Canadian Imperial Bank of Commerce (Canada),
	FRN, 4.74%, 12/17/07	225,000
	Credit Industriel et Commercial,
90,000	4.85%, 03/03/08	90,000
90,000	4.87%, 02/06/08	90,000
100,000	5.30%, 12/05/07	100,000
	Deutsche Bank AG,
55,000	5.32%, 02/25/08	55,000
60,000	5.34%, 02/26/08	60,000
70,000	HBOS Treasury Services plc (United Kingdom),
	5.40%, 03/18/08	70,000
150,000	HSH Nordbank AG,
	5.02%, 12/21/07	150,000
	Natexis Banques Populaires U.S. Finance Co.,
59,000	FRN, 4.77%, 05/02/08	59,000
55,000	FRN, 5.14%, 12/31/07	54,994
65,000	FRN, 5.17%, 02/19/08	65,010
55,000	Skandinaviska Enskilda Banken AB (Sweden),
	5.30%, 02/08/08	55,000
60,000	Societe Generale,
	5.42%, 06/12/08	60,000
51,000	Svenska Handelsbanken AB (Sweden),
	5.08%, 12/05/07	50,999
75,000	UBS AG
	4.66%, 08/29/08	75,000
	Total Certificates of Deposit
	(Cost $1,753,003)	1,753,003

Commercial Paper — 40.5% (n)
79,000	Amstel Funding Corp.,
	5.45%, 01/30/08	78,289
	Belmont Funding LLC,
50,000	5.05%, 02/26/08 (e)	49,399
75,000	5.15%, 12/03/07 (e)	74,979
34,000	5.17%, 12/17/07	33,922
100,000	5.97%, 03/11/08 (e)	98,373
	Cancara Asset Securitisation LLC,
20,000	4.92%, 02/20/08 (e)	19,782
30,000	5.28%, 12/14/07	29,944
	Cedar Springs Capital Co., LLC,
135,000	5.37%, 03/14/08	132,952
90,042	5.50%, 12/03/07 (e)	90,014
	Charta Corp.
73,000	5.28%, 02/20/08	72,144

41,000	5.34%, 03/25/08	40,312
106,000	5.35%, 03/10/08	104,448
	CIESCO LLC,
19,000	5.60%, 02/13/08	18,787
	Concord Minutemen Capital Co. LLC,
60,000	5.34%, 01/11/08	59,645
	CRC Funding LLC,
40,000	6.02%, 03/05/08	39,382
	Crown Point Capital Co. LLC,
50,000	5.71%, 12/05/07	50,000
145,000	5.51%, 02/19/08	143,274
	Curzon Funding Ltd.,
34,000	4.87%, 04/30/08	33,323
60,000	4.96%, 02/29/08	59,268
25,000	5.01%, 01/29/08	24,797
150,000	5.03%, 02/13/08	148,468
10,000	5.17%, 03/26/08	9,838
10,000	Dakota Notes (Citibank Credit Card Issuance Trust),
	5.58%, 02/27/08	9,866
70,000	Depfa Bank plc,
	5.06%, 01/24/08	69,476
50,000	Ebbets Funding LLC,
	5.47%, 12/14/07	49,902
20,000	Edison Asset Securitization LLC,
	5.15%, 02/19/08	19,774
	Emerald Notes Program,
100,000	5.37%, 02/14/08 (e)	98,896
50,000	6.36%, 12/13/07	49,896
79,000	Eureka Securitization, Inc.,
	5.42%, 01/29/08	78,305
200,000	Fenway Funding Corp LLC,
	5.61%, 02/12/08	197,789
55,000	Gemini Securitization Corp. LLC,
	5.09%, 12/19/07	54,861
95,000	General Electric Capital Corp.,
	5.31%, 01/23/08	94,277
45,000	Govco, Inc.
	5.38%,12/17/07 (e)	44,895
	Grampian Funding LLC,
100,000	4.93%, 02/08/08 (e)	99,068
27,000	5.12%, 03/20/08 (e)	26,588
20,000	5.63%, 12/20/07 (e)	19,941
	Irish Life & Permanent plc,
100,000	4.82%, 04/30/08	98,029
79,000	5.08%, 04/22/08	77,447
20,000	5.14%, 04/01/08	19,660
50,000	5.16%, 04/18/08	49,029
20,000	5.19%, 12/11/07	19,971
5,500	KBC Bank N.V.
	4.80%, 05/12/08	5,383

	Keel Capital, Inc.
25,000	4.89%, 12/07/07	24,980
65,000	5.18%, 12/03/07	64,981
25,000	Lake Constance Funding LLC,
	5.06%, 01/28/08	24,799
48,020	LEAFs LLC,
	4.81%, 02/20/08	48,020
175,000	Macquarie Bank Ltd.,
	5.09%, 12/20/07	174,534
25,000	Morgan Stanley & Co., Inc.,
	4.82%, 04/01/08	25,000
	Norddeutsche Landesbank,
5,000	5.27%, 12/10/07	4,993
55,000	5.27%, 12/12/07	54,912
50,000	Picaros Funding LLC,
	5.35%, 01/16/08	49,667
56,000	Raiffeisen Zentralbank Oesterreich AG,
	5.08%, 12/11/07	55,922
55,000	Ranger Funding,
	5.17%, 01/25/08	54,570
68,000	Rheingold Securities,
	5.17%, 01/25/08	67,470
	Royal Bank of Scotland, New York,
25,000	4.84%, 05/21/08	24,435
25,000	4.86%, 05/21/08	24,434
100,000	Scaldis Capital LLC,
	5.03%, 02/15/08 (e)	98,951
50,000	Sedna Finance, Inc.,
	5.35%, 01/18/08 (i)	49,653
83,000	Silver Tower U.S. Funding LLC,
	5.01%, 02/05/08	82,247
50,000	Societe Generale,
	4.81%, 02/04/08	49,571
	Solitaire Funding LLC,
100,000	5.01%, 02/14/08	98,969
68,000	5.13%, 01/23/08	67,493
55,000	5.60%, 02/15/08 (e)	54,367
	St. George Bank Ltd. (Australia),
100,000	5.17%, 12/17/07 (e)	99,772
10,000	5.22%, 12/27/07	9,963
168,000	Swedbank Hypotek AB (Sweden),
	4.83%, 04/24/08	164,810
	Thames Asset Global Securitization, Inc.,
243,083	5.07%, 12/18/07	242,503
40,000	5.29%, 01/28/08	39,665
94,000	Three Pillars Funding,
	5.12%, 12/28/07	93,640
	UBS Finance Delaware LLC,
58,000	5.14%, 04/03/08	57,000
58,000	5.44%, 03/10/08	57,147

45,000	Westpac Trust Securities Ltd.,
	5.02%, 10/30/08	45,000
53,000	Yorktown Capital LLC,
	5.14%, 03/03/08	52,306
	Total Commercial Paper
	(Cost $4,656,167)	4,656,167

Corporate Notes — 19.1%

Capital Markets --0.5%

	Merrill Lynch & Co., Inc.,
13,520	3.70%, 04/21/08	13,428
40,000	FRN, 4.77%, 01/04/08	40,000
		53,428

Commercial Banks — 15.0%
50,000	ANZ National International Ltd. (United Kingdom),
	FRN, 4.67%, 12/07/07 (e)	50,000
50,000	Australia & New Zealand Banking Group Ltd. (Australia),
	FRN, 4.80%, 12/24/07 (e)	50,000
20,000	Bancaja US Debt S.A.U. (Spain),
	FRN, 5.40%, 01/23/08 (e)	20,000
30,000	Bank of America, N.A.,
	5.25%, 05/05/08	30,000
70,000	Bank of Ireland (Ireland),
	FRN, 4.68%, 12/19/07 (e)	70,000
254,000	Bayerische Landesbank,
	FRN, 4.85%, 12/24/07	254,000
30,000	BNP Paribas (France),
	FRN, 4.79%, 12/26/07 (e)	30,000
25,000	Caja de Ahorros y Monte de Piedad de Madrid (Spain),
	FRN, 5.35%, 01/22/08	25,000
199,000	CAM US Finance S.A. Sociedad Unipersonal (Spain),
	FRN, 5.24%, 01/03/08 (e)	199,000
25,000	Citigroup Funding, Inc.,
	FRN, 4.88%, 02/13/08	25,000
	Credit Agricole S.A. (France),
45,000	FRN, 5.14%, 01/23/08 (e)	45,000
33,000	FRN, 5.18%, 12/24/07 (e)	33,000
175,000	HBOS Treasury Services plc (United Kingdom),
	FRN, 24.79%, 01/02/08 (e)	175,000
50,000	HSBC USA, Inc.,
	FRN, 4.65%, 12/17/07	50,000
100,000	Kommunalkredit Austria AG (Austria),
	FRN, 5.05%, 12/23/07 (e)	100,000
20,000	Natexis Banques Populaires,
	FRN, 4.56%, 12/05/07	20,000
	Royal Bank of Scotland plc (United Kingdom),
190,000	FRN, 4.78%, 12/21/07 (e)	190,005
50,000	FRN, 5.33%, 01/17/08	50,000

15,000	Societe Generale (France),
	FRN, 4.70%, 01/02/08 (e)	15,000
50,000	Svenska Handelsbanken AB (Sweden),
	FRN, 4.63%, 12/13/07 (e)	50,000
30,000	UBS AG (Switzerland),
	FRN, 4.63%, 12/17/07	30,000
	Wells Fargo & Co.,
75,000	FRN, 4.74%, 01/03/08	75,000
45,000	FRN, 4.77%, 12/18/07	45,000
75,000	FRN, 4.77%, 01/02/08	75,000
22,000	Westpac Banking Corp.,
	FRN, 4.66%, 01/06/08 (e)	22,000
		1,728,005

Diversified Financial Services — 2.2%
150,000	General Electric Capital Corp,
	5.16%, 12/07/09	150,000
50,000	Liberty Lighthouse Co. LLC,
	FRN, 5.60%, 12/20/07 (e)	50,005
50,000	Structured Asset Repackaged Trust,
	FRN, 4.73%, 12/17/07 (e) (i)	50,000
		250,005

Insurance — 1.4%
100,000	AIG Matched Funding Corp.,
	FRN, 4.67%, 01/06/08 (e) (m)	99,994
30,000	Allstate Life Global Funding Trusts,
	FRN, 4.69%, 01/04/08	30,000
32,300	Hartford Life Global Funding Trusts,
	FRN, 4.67%, 12/17/07	32,300
		162,294
	Total Corporate Notes
	(Cost $2,193,732)	2,193,732

Funding Agreements — 1.3%

Insurance — 1.3%
100,000	Metropolitan Life Insurance Co.,
	5.74%, 03/17/08 (e) (i)	100,000
50,000	New York Life Insurance Co.,
	5.68%, 02/22/08 (e) (i)	50,000
	Total Funding Agreements
	(Cost $150,000)	150,000

Master Note — 0.9%
100,000	Citigroup Global Markets Holdings, Inc.,
	4.76%, 05/19/08
	(Cost $100,000)	100,000

Municipal Bond — 0.2%

Michigan — 0.2%

	City of Battle Creek, Downtown Development,
26,845	GO, VRDO, AMBAC, 4.78%, 12/05/07
	Total Municipal Bond
	(Cost $26,845)	26,845

Promissory Note — 0.2%
18,000	Goldman Sachs & Co., 5.43%, 03/07/08 (i)
	Total Promissory Note
	(Cost $18,000)	18,000

Repurchase Agreements — 1.7%
200,000	Citigroup, Inc., 4.81%, dated 11/30/07, due 12/03/07, repurchase price $200,081, collateralized by Corporate Bonds and Notes with a value of $206,000
	Total Repurchase Agreements
	(Cost $200,000)	200,000

Time Deposits — 13.5%
400,000	Calyon N.A. Co.,
	4.70%, 12/03/07	400,000
300,000	DZ Bank AG
	4.70%, 12/03/07	300,000
550,000	Landesbank Hessen
	4.70%, 12/03/07	550,000
28,000	Lehman Brothers, Inc.
	5.36%, 12/03/07	28,000
272,903	PNC Bank N.A.
	4.72%, 12/03/07	272,903
	Total Time Deposits
	(Cost $1,550,903)	1,550,903

Total Investments — 99.8%
(Cost $11,479,482)*	11,479,482

Other Assets in Excess of Liabilities — 0.2%	24,414

Net Assets — 100.0%	$11,503,896

Percentages indicated are based on net assets.

ABBREVIATIONS

*	The cost of securities is substantially the same for federal income tax purposes.
(e)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(i)	Security has been deemed illiquid pursuant to procedures approved by the Board of Trustees and may be difficult to sell.
(m)	All or a portion of this security is segregated for current or potential holdings of when-issued securities, delayed
(n)	The rate shown is the effective yield at the date of purchase.
(s)

These holdings represent investments in structured investment vehicles (SIVs). The value of SIVs may be affected by, among other things, changes in: interest rates, the quality of the underlying assets or the market’s assessment thereof, factors concerning interests in and structure of the issuer or the originator of the receivables, or the creditworthiness of the entities that provide credit enhancements. SIVs have experienced decreased liquidity primarily resulting from declines in the market value of certain categories of collateral underlying the SIVs. These holdings were previously determined to be liquid at the time of acquisition of such investments and have since been deemed to be illiquid due to the changes in market conditions.

AMBAC	American Municipal Bond Assurance Corp.
FRN	Floating Rate Note. The interest rate shown is the rate in effect as of November 30, 2007.
GO	General Obligation.
VRDO	Variable Rate Demand Obligation. The interest rate shown is the rate in effect as of November 30, 2007.

JPMorgan Louisiana Municipal Bond Fund
Schedule of Portfolio Investments
As of November 30, 2007 (Unaudited)
(Amounts in thousands)

Principal

Amount ($)	Security Description (t)	Value ($)

Long-Term Investments — 98.2%

Municipal Bonds — 98.2%

California — 1.5%
1,000	State of California, Variable Purpose,
	GO, 5.00%, 09/01/16	1,071

Georgia — 1.4%
1,000	Main Street Natural Gas, Inc.,
	Series A, Rev., 5.50%, 09/15/23	1,016

Louisiana — 89.4%
1,000	Calcasieu Parish Public Trust Authority, Student Lease, McNeese Student Housing Project,
	Rev., MBIA, 5.38%, 05/01/11	1,060
1,125	Calcasieu Parish School District No. 30, Ward 4, Public School Improvement,
	GO, FSA, 5.00%, 02/15/12	1,166
1,815	City of New Orleans, Capital Appreciation,
	GO, AMBAC, Zero Coupon, 09/01/17	1,201
495	City of New Orleans, Home Mortgage Authority,
	SO, 6.25%, 01/15/11 (p)	532
	City of New Orleans, Sewer Service,
1,000	Rev., FGIC, 5.38%, 06/01/10	1,045
1,000	Rev., MBIA, 5.00%, 06/01/08	1,015
	City of Shreveport, Certificates of Indebtedness,
1,000	Series A, Rev., AMBAC, 5.00%, 10/01/09	1,041
1,000	Series A, Rev., AMBAC, 5.50%, 10/01/09	1,056
2,905	East Baton Rouge Parish, Public Improvement, Sales & Use Tax,
	Series A, Rev., FGIC, 5.50%, 02/01/09 (p)	3,007
15	Iberia Home Mortgage Authority, Single Family Mortgage,
	Rev., 7.38%, 01/01/08	15
1,000	Jefferson Sales Tax District,
	Rev., AMBAC, 5.00%, 12/01/15	1,055
	Lafayette Parish, Public Improvement, Sales Tax,
1,195	Series B, Rev., FGIC, 5.45%, 03/01/09 (p)	1,244
1,985	Series B, Rev., FGIC, 5.60%, 03/01/09 (p)	2,070
1,500	Louisiana Energy & Power Authority,
	Rev., FSA, 5.75%, 01/01/13	1,652
	Louisiana Housing Finance Agency, Single Family Mortgage,
20	Series B-1, Rev., GNMA/FNMA COLL, 6.00%, 01/03/08	20
310	Series B-2, AMT, Rev., GNMA/FNMA, FHA/VA MTGS, 4.80%, 12/01/07	311
10	Series D-2, AMT, Rev., GNMA/FNMA COLL, 6.10%, 01/03/08	10
3,000	Louisiana Local Government Environmental Facilities & Community Development Authority,
	Capital Projects & Equipment Acquisition,
	Rev., AMBAC, 5.25%, 12/01/18	3,278
1,775	Louisiana Local Government Environmental Facilities & Community Development Authority,
	Lake Charles Public Improvement Projects,
	Rev., AMBAC, 5.00%, 05/01/17	1,912
	Louisiana Office Facilities Corp., Capitol Complex Program,
2,055	Rev., AMBAC, 5.50%, 05/01/11	2,197

1,000	Series A, Rev., MBIA, 5.13%, 03/01/09	1,030
1,000	Series A, Rev., MBIA, 5.38%, 03/01/09	1,030
1,220	Series A, Rev., MBIA, 5.50%, 03/01/09	1,264
35	Louisiana Public Facilities Authority, Alton Ochsner Medical Foundation Project,
	Series B, Rev., MBIA, 5.75%, 01/03/08 (p)	35
	Louisiana Public Facilities Authority, Custodial Receipts, Multi-Family Carriage,
8,000	Series A, Rev., Zero Coupon, 02/01/20 (p)	4,638
7,000	Series B, Rev., Zero Coupon, 12/01/19 (p)	4,132
2,495	Louisiana Public Facilities Authority, Department of Public Safety,
	Rev., FSA, 5.50%, 08/01/11 (p)	2,686
1,000	Louisiana Puiblic Facilities Authority, Dillard University Project,
	Rev., AMBAC, 5.00%, 02/01/08	1,022
1,475	Louisiana Public Facilities Authority, Hospital, Franciscan Missionaries,
	Series A, Rev., FSA, 5.50%, 07/01/12	1,592
95	Louisiana Public Facilities Authority, Hospital, Pendleton Memorial Methodist,
	Rev., 5.00%, 06/01/08 (p)	96
1,000	Louisiana Public Facilities Authority, Hurricane Recovery Program,
	Rev., AMBAC, 5.00%, 06/01/17	1,066
	Louisiana Public Facilities Authority, Women's Hospital Foundation Project,
1,000	Rev., FGIC, 5.00%, 04/01/15	1,038
500	Rev., FSA, 6.00%, 10/01/10 (p)	536
1,000	Louisiana Stadium & Exposition District, Hotel Occupancy Tax & Stadium,
	Series B, Rev., FGIC, 5.25%, 07/01/09 (p)	1,049
1,000	Orleans Parish, Parishwide School District,
	Series A, GO, FGIC, 5.13%, 03/01/08	1,003
250	Orleans Parish, School Board,
	GO, FGIC, 5.30%, 01/03/08	250
555	Orleans Parish, School Board, Public School Capital Refinancing,
	Rev., MBIA, 6.00%, 06/01/09	576
1,000	Ouachita Parish, Hospital Service District 1, Glenwood Regional Medical Center,
	Rev., FSA, 5.70%, 05/15/10 (p)	1,056
1,675	Port New Orleans Board of Commissioners,
	Rev., AMBAC, 5.63%, 04/01/11	1,761
275	St. Tammany Parish, Public Trust Financing Authority, Christwood Project,
	Rev., 5.25%, 11/15/08 (i)	275
	State of Louisiana,
1,500	Series A, GO, FGIC, 5.25%, 11/15/10 (p)	1,583
1,000	Series A, GO, FGIC, 5.50%, 05/15/15	1,061
2,875	Series A, GO, MBIA, 5.80%, 08/01/10	3,059
250	Series B, GO, MBIA, 5.60%, 08/01/08	254
3,500	Series B, GO, MBIA, 5.63%, 08/01/13	3,888
1,500	Series C, GO, FSA, 5.00%, 05/01/17	1,628
1,085	Tangipahoa Parish, School Board,
	Rev., AMBAC, 5.50%, 03/01/11	1,146
		63,641

Massachusetts — 1.5%
1,000	Commonwealth of Massachusetts, Consolidated Loan,
	Series D, GO, 5.00%, 08/01/16	1,088

Ohio — 4.4%

1,000	Franklin County Convention Facilities Authority, Tax & Lease Anticipation Bonds,
	Rev., 5.00%, 12/01/17	1,070
	Ohio Housing Finance Agency, Hillwood II Project,
755	Rev., AMT, GNMA COLL, 4.38%, 05/20/11	761
1,245	Rev., AMT, GNMA COLL, 4.70%, 05/20/16	1,284
		3,115
	Total Long-Term Investments
	(Cost $65,744)	69,931

Shares

Short-Term Investment — 1.0%

Investment Company — 1.0%
702	JPMorgan Tax Free Money Market Fund, Institutional Class (b) (m)
	(Cost $702)	702

Total Investments — 99.2%
(Cost $66,446)	70,633

Other Assets In Excess of Liabilities — 0.8%	593

NET ASSETS — 100.0%	$71,226

Percentages indicated are based on net assets.

Abbreviations:

(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by JPMorgan Investment Advisors Inc.
(i)	Security has been deemed illiquid pursuant to procedures approved by the Board of Trustees and may be difficult to sell.
(m)

All or a portion of this security is reserved for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, and reverse repurchase agreements.

(p)	Security is prerefunded or escrowed to maturity.
(t)	The date shown represents the earliest of the next reset date, next call date, prerefunded date, next put date or final maturity date.
AMBAC	American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax
COLL	Collateral
FGIC	Financial Guaranty Insurance Co.
FHA	Federal Housing Administration
FNMA	Federal National Mortgage Association
FSA	Financial Security Assurance
GNMA	Government National Mortgage Association
GO	General Obligation Bond
MBIA	Municipal Bond Insurance Association
MTGS	Mortgages
Rev.	Revenue Bond
SO	Special Obligation
VA	Veterans Administration

As of November 30, 2007, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$4,215
Aggregate gross unrealized depreciation	(28)
Net unrealized appreciation/depreciation	$4,187

Federal income tax cost of investments	$66,446

JPMorgan Michigan Municipal Money Market Fund
Schedule of Portfolio Investments
As of November 30, 2007 (Unaudited)
(Amounts in thousands)

Principal Amount ($)	Security Description (t)	Value ($)

Commercial Paper — 8.4% (n)

Michigan — 8.4%
5,000	Michigan State Building Authority,
	Series 5, 3.48%, 02/21/08
	Michigan State Housing Development Authority,	5,000
2,500	3.55%, 01/08/08	2,500
3,400	3.61%, 01/08/08	3,400
	Total Commercial Paper	10,900
	(Cost $10,900)

Daily Demand Notes — 10.6%

Michigan — 10.6%
1,200	Michigan State Housing Development Authority, Multi-Family Housing, Jackson Project,
	Rev., VRDO, LOC: FHLB, 3.72%, 12/03/07
	Michigan State Housing Development Authority, Rental Housing,	1,200
1,900	Series A, Rev., VRDO, FSA, AMT, 3.69%, 12/03/07	1,900
775	Series A, Rev., VRDO, FSA, AMT, 3.69%, 12/03/07	775
370	Series C, Rev., VRDO, FSA, AMT, 3.69%, 12/03/07
	Municipal Securities Trust Certificates,	370
865	Series 2001-166, Class A, Rev., VRDO, FSA, LIQ: Bear Stearns Capital Markets, 3.63%, 12/03/07	865
865	Series 2006-277, Class A, Rev., VRDO, FGIC, LIQ: Bear Stearns Capital Markets, 3.63%, 12/03/07	865
1,290	Royal Oak Hospital Finance Authority, William Beaumont,
	Series U, Rev., VRDO, AMBAC, 3.65%, 12/03/07
	University of Michigan, Hospital,	1,290
3,100	Series A, Rev., VRDO, 3.65%, 12/03/07	3,100
1,475	Series A, Rev., VRDO, 3.65%, 12/03/07	1,475
2,045	University of Michigan, Medical Services Plan,
	Series A-1, Rev., VRDO, 3.65%, 12/03/07	2,045
	Total Daily Demand Notes	13,885
	(Cost $13,885 )

Monthly Demand Note — 1.4%

Michigan — 1.4%
1,900	Michigan State Job Development Authority, East Lansing Resident,
	Rev., VRDO, LOC: Wells Fargo Bank N.A., 3.61%, 12/03/07	1,900
	(Cost $1,900)

Municipal Notes & Bonds --7.7%

Michigan — 7.7%
2,000	City of Detroit, Sewer Disposal System, Second Lien,
	Series E, Rev., VAR, FGIC, LIQ: Depha Bank plc, 3.74%, 07/10/08	2,000
4,000	City of Kalamazoo, EDC, Heritage Project,
	TAN, GO, VAR, 4.25%, 12/01/07	4,000
2,000	Eclipse Funding Trust, Solar Eclipse,
	Series 2006-0001, GO, VAR, FSA, Q-SBLF, LIQ: U.S. Bank N.A., 3.65%, 12/10/07	2,000
2,000	Michigan Municipal Bond Authority,
	Series B-2, Rev., LOC: Scotiabank, 4.50%, 08/20/08	2,011
	Total Municipal Notes & Bonds	10,011
	(Cost $10,011)

Weekly Demand Notes — 71.2%

Michigan — 66.5%
	ABN AMRO Munitops Certificate Trust,
920	Series 2004-2, Rev., VRDO, AMT, GNMA COLL, 3.69%, 12/03/07	920
3,325	Series 2006-1, Rev., VRDO, AMT, GNMA COLL, 3.69%, 12/03/07 (m)	3,325
2,495	City of Detroit, EDC, Merlots-A90-4/00,
	Rev., VRDO, AMBAC, 3.75%, 12/03/07	2,495
1,245	City of Detroit, Sewer Disposal System,
	Series PT-2595, Rev., VRDO, MBIA, 3.64%, 12/03/07	1,245
3,185	City of Detroit, Water Supply System,
	PT-2587, Rev., VRDO, LIQ: Dexia Public Finance, FGIC, 3.86%, 12/03/07	3,185
4,000	Dearborn School District,
	P-FLOATS-PT-2641, GO, VRDO, FSA, Q-SBLF LIQ: Merrill Lynch Capital Services, 3.86%, 12/03/07	4,000
1,000	Grand Rapids, EDC, Baker Knapp & Tubbs Project,
	Rev., VRDO, LOC: Wachovia Bank N.A., 3.66%, 12/03/07	1,000
900	Grand Rapids, EDC, Limited Obligation, Cornerstone University,
	Rev., VRDO, LOC: National City Bank, 3.62%, 12/03/07	900
2,555	Jackson County, EDC, Industrial Steel Treating Co. Project,
	Rev., VRDO, LOC: Comerica Bank, 3.76%, 12/03/07	2,555
3,095	Michigan Higher Education Student Loan Authority, Merlots,
	Series C-23, Rev., VRDO, AMBAC, 3.72%, 12/03/07
	Michigan State Housing Development Authority,	3,095
2,200	Series A, Rev., VRDO, AMT, MBIA, 3.72%, 12/03/07	2,200
6,000	Series B, Rev., VRDO, AMT, 3.73%, 12/03/07	6,000
565	Series C, Rev., VRDO, AMT, FSA, LIQ: Dexia Credit Local, 3.62%,
	12/03/07	565
1,000	Michigan State Housing Development Authority, Multi-Family Housing, Canton Club,
	Series A, Rev., VRDO, LIQ: FNMA, 3.61%, 12/03/07	1,000
1,700	Michigan State Housing Development Authority, Multi-Family Housing, Sand Creek Apartments,
	Series I-A, Rev., VRDO, LOC: Citibank N.A., 3.66%, 12/03/07	1,700
2,000	Michigan State Housing Development Authority, Rental Housing,
	Series MT-267, Rev., VRDO, FSA, LIQ: Bayerische Landesbank, 3.70%, 12/03/07	2,000
1,175	Michigan Strategic Fund, Atmosphere Heat Treating,
	Rev., VRDO, LOC: Comerica Bank, 3.76%, 12/03/07	1,175
800	Michigan Strategic Fund, Commercial Tool & Die, Inc. Project,
	Series 1997, Rev., VRDO, LOC: Standard Federal Bank, 3.69%, 12/03/07	800
940	Michigan Strategic Fund, Custom Profile, Inc. Project,
	Series 2001, Rev., VRDO, LOC: First Bank N.A., 3.76%, 12/03/07	940
4,170	Michigan Strategic Fund, Dawnbreakers LLC Project,
	Rev., VRDO, LOC: Fifth Third Bank, 3.71%, 12/03/07	4,170
375	Michigan Strategic Fund, Dennenlease LC Project,
	Rev., VRDO, LOC: Old Kent Bank & Trust, 3.75%, 12/03/07	375
1,545	Michigan Strategic Fund, DOU-FORM Acquisition Project,
	Series 2001, Rev., VRDO, AMT, LOC: First Union National Bank, 3.75%, 12/03/07	1,545
455	Michigan Strategic Fund, E & L Meat Project,
	Rev., VRDO, LOC: Fifth Third Bank, 3.69%, 12/03/07	455
385	Michigan Strategic Fund, Ferris Coffee & Nut Co. Project,
	Rev., VRDO, LOC: Old Kent Bank, 3.76%, 12/03/07	385
1,935	Michigan Strategic Fund, Geskus Photography, Inc. Project,
	Rev., VRDO, LOC: Wachovia Bank N.A., 3.76%, 12/03/07	1,935
1,000	Michigan Strategic Fund, Imperial Metal Products Co., Project,
	Rev., VRDO, LOC: Fifth Third Bank, 3.71%, 12/03/07	1,000

160	Michigan Strategic Fund, Ironwood Plastics, Inc. Project,
	Rev., VRDO, LOC: First of America Bank, 3.75%, 12/03/07	160
1,200	Michigan Strategic Fund, JG Kern Enterprises, Inc.,
	Rev., VRDO, LOC: Lasalle Bank N.A., 3.67%, 12/03/07	1,200
1,275	Michigan Strategic Fund, Monarch Hydraulics, Inc. Project,
	Rev., VRDO, LOC: Fifth Third Bank , 3.71%, 12/03/07	1,275
2,145	Michigan Strategic Fund, Nicholas Plastics Project,
	Rev., VRDO, LOC: Fifth Third Bank, 3.76%, 12/03/07	2,145
345	Michigan Strategic Fund, Petoskey Plastics, Inc. Project,
	Rev., VRDO, LOC: Comerica Bank, 3.76%, 12/03/07	345
840	Michigan Strategic Fund, Pyper Products Corp. Project,
	Rev., VRDO, AMT LOC: Comerica Bank, 3.76%, 12/03/07	840
2,000	Michigan Strategic Fund, Quincy Strategic, Inc. Project,
	Rev., VRDO, LOC: Comerica Bank, 3.76%, 12/03/07	2,000
2,525	Michigan Strategic Fund, Rapid Line, Inc. Project,
	Rev., VRDO, LOC: Firstar Bank N.A., 3.76%, 12/03/07	2,525
925	Michigan Strategic Fund, Saginaw Products Corp., Project,
	Rev., VRDO, AMT, LOC: Comerica Bank, 3.76%, 12/03/07	925
2,650	Michigan Strategic Fund, Solid Waste,
	ROCS-10240C, Rev., VRDO, LIQ: Citigroup Financial Products, 3.74%, 12/03/07	2,650
942	Michigan Strategic Fund, Solid Waste, Grayling Generating Project,
	Rev., VRDO, AMT, LOC: Barclays Bank New York, 3.65%, 12/03/07	942
2,220	Michigan Strategic Fund, Whitehall Products LLC Project,
	Rev., VRDO, LOC: Fifth Third Bank, 3.71%, 12/03/07	2,220
1,545	Munitops II,
	Series 2007-58, Rev., VRDO, GNMA COLL, 3.69%, 12/03/07	1,545
650	Oakland County, EDC, IBC N.A., Inc. Project,
	Rev., VRDO, LOC: Comerica Bank, 3.76%, 12/03/07	650
2,500	Oakland County, EDC, V&M Corp. Project,
	Rev., VRDO, LOC: Standard Federal Bank, 3.69%, 12/03/07	2,500
900	Saline Area Schools,
	GO, VRDO, Q-SBLF, LIQ: Helaba, 3.60%, 12/03/07	900
3,000	South Redford School District,
	Series 2928, GO, VRDO, MBIA, Q-SBLF, LIQ: Merrill Lynch Capital Services, 3.86%, 12/03/07	3,000
4,975	State of Michigan, Solid Waste Disposal Trust,
	Rev., VRDO, AMT, LOC: Lehman Brothers Special Financing, 3.80%, 12/03/07	4,975
2,750	UBS Municipal Certificates, Various States,
	Series 1018, GO, VRDO, MBIA, Q-SBLF, 3.66%, 12/03/07
	Wayne Charter County, Detroit Metropolitan County,	2,750
1,200	Series A, Rev., VRDO, AMT, FGIC, 3.66%, 12/03/07	1,200
1,600	Series B, Rev., VRDO, AMT, AMBAC, LOC: Helaba, 3.66%, 12/03/07	1,600
1,440	Wayne County Charter Airport, Detroit Metropolitan County,
	Series A, Rev., VRDO, AMT, AMBAC, LOC: Bayerische Landesbank, 3.70%, 12/03/07	1,440
		86,752

Puerto Rico — 4.7%
1,000	Commonwealth of Puerto Rico,
	TRAN, Rev., VAR, LOC: Wachovia Bank N.A., 4.25%, 12/03/07	1,006
5,080	Puerto Rico Sales Tax Financing Corp.,
	Series 2012, Rev., VRDO , LIQ: Morgan Stanley Municipal Funding, 3.69%, 12/03/07	5,080
		6,086

Total Weekly Demand Notes	92,838
(Cost $92,838)

Total Investments — 99.3%
(Cost $129,534)	129,534

Other Assets in Excess of Liabilities — 0.7%	940

NET ASSETS — 100.0%	$130,474

Percentages indicated are based on net assets.

ABBREVIATIONS:

(m)	All or portion of this security is reserved for current or potential holdings of futures, swaps, options, TBA's, whe-issued securities, delayed delivery securities, and reverse repurchase agreements.

(n)	The rate shown is the effective yield at the date of purchase.

(t)	The date shown represents the earliest of the next reset date, next call date, prerefunded date, next put date or final maturity date.
AMBAC	American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax
COLL	Collateral
EDC	Economic Development Corporation
FHLB	Federal Home Loan Bank
FGIC	Financial Guaranty Insurance Co.
FNMA	Federal National Mortgage Association
FSA	Financial Security Assurance
GNMA	Government National Mortgage Association
GO	General Obligation
LIQ	Liquidity Agreement
LOC	Letter of Credit
MBIA	MBIA
Merlots	Municipal Exempt Receipts Liquidity Optional Tender
Q-SBLF	Qualified School Board Loan Fund
Rev.	Revenue Bond
TAN	Tax Anticipation Note
TRAN	Tax & Revenue Anticipation Note
VRDO	Variable Rate Demand Obligation. The interest rate shown is the rate in effect as of November 30, 2007.

JPMorgan Michigan Municipal Bond Fund
Schedule of Portfolio Investments
As of November 30, 2007 (Unaudited)
(Amounts in thousands)

Principal Amount ($)	Security Description (t)	Value ($)

Long-Term Investments — 99.4%

Municipal Bonds — 99.4%

Colorado — 0.7%
3,000	E-470 Public Highway Authority, Capital Appreciation,
	Series B, Rev., MBIA, Zero Coupon, 09/01/19	1,758

Florida — 0.8%
2,000	Miami-Dade County, Aviation, Miami International Airport,
	Series B, Rev., AMT, XLCA, 5.00%, 10/01/15	2,072

Illinois — 1.7%
3,900	Regional Transportation Authority,
	Series A, Rev., GO, MBIA, 5.75%, 07/01/14	4,407

Michigan — 86.7%
2,500	Battle Creek,
	Tax Allocation, MBIA, 5.00%, 05/01/08	2,516
2,300	Caledonia Community Schools,
	GO, MBIA Q-SBLF, 5.00%, 05/01/15	2,449
	Charles Stewart Mott Community College, Building & Improvement,
1,380	GO, FGIC, 5.40%, 05/01/10 (p)	1,448
1,775	GO, FGIC, 5.50%, 05/01/10 (p)	1,867
1,675	Charles Stewart Mott Community College, Community College Facilities,
	GO, MBIA, 5.00%, 05/01/15	1,784
	Chelsea Economic Development Corp., United Methodist Retirement,
1,075	Rev., 5.40%, 11/15/08	1,087
2,000	Rev., 5.40%, 11/15/08	1,986
2,840	Chippewa Valley School District,
	GO, MBIA Q-SBLF, 5.00%, 05/01/13	3,058
4,000	City of Dearborn School District,
	GO, FGIC Q-SBLF, 5.00%, 05/01/17	4,343
	City of Detroit,
2,570	Series A, GO, FSA, 5.25%, 04/01/09	2,655
1,500	Series A-1, GO, MBIA, 5.38%, 10/01/11	1,606
2,000	Series B, Rev., MBIA, 6.00%, 07/01/10	2,129
	City of Detroit, Capital Appreciation,
5,000	Series A, Rev., FGIC, Zero Coupon, 07/01/13	4,036
1,500	Series A, Rev., FGIC, Zero Coupon, 07/01/17	997
3,850	City of Detroit, Local Development Finance Authority, Tax Increment,
	Series A, Tax Allocation, 5.38%, 01/03/08	3,729
1,800	City of Detroit, Wayne County Stadium Authority,
	Rev., FGIC, 5.50%, 01/03/08	1,839
1,500	City of Grand Rapids, Water Supply,
	Rev., FGIC, 5.75%, 01/01/11	1,603
	Clarkston Community Schools,
4,090	GO, AMBAC Q-SBLF, 5.00%, 05/01/08	4,116
2,580	GO, AMBAC Q-SBLF, 5.05%, 05/01/08	2,597
4,015	Detroit Sewer Disposal System, Senior Lien,
	Series B, Rev., MBIA, 5.25%, 07/01/17	4,388

3,000	Detroit Water System, Senior Lien,
	Series A, Rev., FSA, 5.00%, 07/01/16	3,255
2,075	East Grand Rapids Public School District,
	GO, FSA Q-SBLF, 5.00%, 05/01/14	2,211
	East Lansing School District, School Building & Site,
1,000	GO, Q-SBLF, 5.40%, 05/01/10 (p)	1,049
2,580	GO, Q-SBLF, 5.75%, 05/01/10 (p)	2,728
1,105	Emmet County Building Authority,
	GO, AMBAC, 5.00%, 05/01/13	1,184
1,000	Fitzgerald Public School District, School Building & Site,
	Series B, GO, AMBAC, 5.00%, 11/01/14 (p)	1,095
2,000	Forest Hills Public Schools,
	GO, 5.25%, 05/01/10 (p)	2,092
1,000	Grand Blanc Community Schools, School Building & Site,
	GO, FSA Q-SBLF, 5.00%, 05/01/14	1,081
1,060	Grand Ledge Public Schools District,
	GO, FGIC Q-SBLF, 5.00%, 05/01/15	1,123
1,370	Grand Rapids Building Authority,
	GO, AMBAC, 5.75%, 08/01/10	1,453
2,000	Harper Creek Community School District,
	GO, Q-SBLF, 5.50%, 05/01/11(p)	2,143
2,660	Hartland Consolidated School District,
	GO, Q-SBLF, 5.38%, 05/01/11	2,829
1,515	Healthsource Saginaw, Inc.,
	GO, MBIA, 5.00%, 05/01/15	1,594
1,600	Howell Public Schools, School Building & Site,
	GO, Q-SBLF, 5.00%, 11/01/13	1,724
	Jackson Capital Appreciation Downtown Development,
1,620	GO, FSA, Zero Coupon, 06/01/16	1,150
1,710	GO, FSA, Zero Coupon, 06/01/17	1,154
2,060	GO, FSA, Zero Coupon, 06/01/18	1,318
1,200	GO, FSA, Zero Coupon, 06/01/19	726
	Jackson Public Schools, School Building & Site,
1,130	GO, FGIC Q-SBLF, 5.60%, 05/01/10 (p)	1,191
1,405	GO, FGIC Q-SBLF, 5.65%, 05/01/10 (p)	1,482
1,620	GO, FSA Q-SBLF, 5.00%, 05/01/14	1,726
1,390	Jenison Public Schools,
	GO, FGIC, 5.25%, 05/01/15	1,538
1,790	Lake Orion Community School District,
	Series A, GO, FGIC Q-SBLF, 5.75%, 05/01/10 (p)	1,893
1,250	Lansing Community College, Building & Site,
	GO, MBIA, 5.00%, 05/01/13	1,316
470	Livingston County, Building Authority,
	GO, 5.80%, 07/01/08	476
	Lowell Area Schools, Capital Appreciation,
5,000	GO, FGIC Q-SBLF, Zero Coupon, 05/01/14	3,877
1,425	GO, FGIC Q-SBLF, Zero Coupon, 05/01/16	1,004
1,155	Michigan Higher Education Facilities Authority, Calvin College Project, Limited Obligation,
	Rev., 5.50%, 12/01/10 (i) (p)	1,224
1,240	Michigan Higher Education Facilities Authority, Kettering University, Limited Obligation,

	Rev., AMBAC, 5.50%, 09/01/11	1,319
	Michigan Higher Education Student Loan Authority,
1,200	Series XII-T, Rev., AMBAC, 5.30%, 09/01/10	1,242
1,000	Series XVII-A, Rev., VAR, AMBAC, 5.75%, 12/01/07	1,008
1,500	Series XVII-F, Rev., AMBAC, 4.20%, 03/01/09	1,506
2,500	Michigan Municipal Bond Authority, Clean Water Revolving Fund,
	Rev., 5.88%, 10/01/10 (p)	2,698
1,250	Michigan Municipal Bond Authority, Drinking Water Revolving Fund,
	Rev., 5.00%, 10/01/14	1,341
1,055	Michigan Municipal Bond Authority, Local Government Lien Program,
	Series 4-A, Rev., AMBAC, 5.00%, 05/01/14	1,131
1,245	Michigan Public Power Agency, Combustion Turbine No. 1 Project,
	Series A, Rev., AMBAC, 5.25%, 01/01/12	1,330
	Michigan State Building Authority, Facilities Program,
2,675	Series I, Rev., 5.25%, 10/15/09	2,767
1,250	Series I, Rev., FSA, 5.25%, 10/15/13	1,363
	Michigan State Hospital Finance Authority, Mercy Health Services,
1,000	Series R, Rev., AMBAC, 5.38%, 01/03/08 (p)	1,006
3,795	Series U, Rev., 5.63%, 01/03/08 (p)	3,840
6,875	Series W, Rev., FSA, 5.25%, 01/03/08 (p)	6,953
	Michigan State Hospital Finance Authority, Oakwood Obligation Group,
2,000	Series A, Rev., 5.00%, 07/15/14	2,082
1,030	Series A, Rev., 5.00%, 07/15/17	1,066
2,215	Michigan State Hospital Finance Authority, Port Huron Hospital Obligations,
	Rev., FSA, 5.38%, 01/03/08	2,218
	Michigan State Hospital Finance Authority, Sparrow Obligated Group,
1,500	Rev., MBIA, 5.00%, 05/15/15	1,581
1,000	Rev., 5.00%, 11/15/15	1,043
1,000	Rev., 5.00%, 11/15/16	1,040
500	Rev., 5.00%, 11/15/17	516
1,000	Rev., 5.00%, 11/15/17	1,025
	Michigan State Housing Development Authority, Weston Limited Obligation,
1,150	Series A, Rev, GNMA COLL, 4.10%, 12/20/14	1,138
1,880	Series A, Rev, GNMA COLL, 4.60%, 12/20/14	1,791
1,000	Michigan State Trunk Line,
	Rev., FSA, 5.25%, 11/01/20	1,123
1,170	Michigan Strategic Fund, Detroit Pollution Fund,
	Series BB, Rev., AMBAC, 7.00%, 05/01/21	1,499
1,210	Newaygo Public Schools,
	GO, MBIA Q-SBLF, 5.00%, 05/01/15	1,278
1,000	North Kent Sewer Authority,
	Rev., MBIA, 5.00%, 11/01/16	1,078
150	Northwestern Michigan College, Improvement, Unrefunded Balance,
	GO, FGIC, 5.60%, 10/01/09	156
2,500	Oakland County Economic Development Corp., Cranbrook Educational Community,
	Rev., 5.00%, 11/01/08	2,558
1,670	Oakland University,
	Rev., AMBAC, 5.25%, 05/15/14	1,804
	Otsego Public School District,
1,070	GO, FSA Q-SBLF, 5.00%, 05/01/17	1,167

2,275	GO, FSA Q-SBLF, 5.00%, 05/01/17	2,467
1,000	Otsego Public School District, School Building & Site,
	GO, FSA Q-SBLF, 5.00%, 05/01/14 (p)	1,089
800	Paw Paw Public School District,
	GO, FGIC Q-SBLF, 6.50%, 05/01/09	821
1,910	Pinckney Community Schools,
	GO, FSA Q-SBLF, 5.00%, 05/01/14	2,035
1,000	Rochester Community School District,
	GO, MBIA Q-SBLF, 5.00%, 05/01/19	1,090
1,000	Rockford Public School District,
	GO, FSA Q-SBLF, 5.00%, 05/01/15	1,065
	South Lyon Community Schools, School Building & Site,
1,375	GO, FGIC, 5.25%, 11/01/12 (p)	1,496
1,935	Series II, GO, FGIC Q-SBLF, 5.00%, 05/01/15	2,050
	South Macomb Disposal Authority,
1,085	Rev., AMBAC, 5.38%, 09/01/10	1,142
1,590	Rev., AMBAC, 5.38%, 09/01/10	1,666
1,500	South Redford School District, School Building & Site,
	GO, MBIA Q-SBLF, 5.00%, 05/01/15	1,589
	Southfield Library Building Authority,
1,450	GO, MBIA, 5.00%, 05/01/15	1,546
1,560	GO, MBIA, 5.00%, 05/01/15	1,661
1,175	GO, MBIA, 5.30%, 05/01/10 (p)	1,230
3,100	Southfield Public Schools, School Building & Site,
	Series B, GO, FSA Q-SBLF, 5.13%, 05/01/14 (p)	3,396
1,765	St. John's Public School,
	GO, FGIC Q-SBLF, 5.00%, 05/01/08	1,776
	State of Michigan,
2,000	COP, AMBAC, 5.50%, 06/01/10 (p)	2,105
3,000	Rev., FSA, 5.00%, 11/01/16	3,290
3,000	Rev., FSA, 5.25%, 11/01/16	3,346
4,500	Rev., FSA, 5.25%, 11/01/17	5,055
3,130	Rev., FSA, 5.25%, 05/15/18	3,510
1,000	Rev., FSA, 5.25%, 05/15/21	1,125
1,110	Tawas City Hospital Finance Authority, St. Joseph Asset Guaranty,
	Series A, Rev., RADIAN-IBCC, 5.60%, 02/15/08 (p)	1,154
1,030	Tecumseh Public Schools,
	GO, Q-SBLF, 5.40%, 05/01/10 (p)	1,081
	University of Michigan, Hospital,
6,000	Series A-1, Rev., 5.25%, 06/01/08	6,108
1,000	Series D, Rev., 5.00%, 12/01/10	1,047
	Utica Community Schools, School Building & Site,
1,000	GO, MBIA Q-SBLF, 5.00%, 05/01/15	1,090
2,050	GO, MBIA Q-SBLF, 5.00%, 05/01/16	2,239
2,000	Walled Lake Consolidated School District,
	GO, Q-SBLF, 5.25%, 05/01/11	2,098
	Wayne County Charter, Airport,
1,275	Series B, Rev., MBIA, 5.25%, 12/01/08 (p)	1,311
1,500	Series D, Rev., FGIC, 5.25%, 12/01/09	1,542
1,175	Wayne County, Sewer,

	Series B, GO, MBIA, 5.13%, 11/01/09	1,205
	Wayne State University,
2,000	Rev., FGIC, 5.25%, 11/15/09	2,078
2,000	Rev., FGIC, 5.38%, 11/15/09	2,092
2,015	West Bloomfield School District,
	GO, FSA, 5.00%, 05/01/15	2,134
1,000	Western Michigan University,
	Rev., MBIA, 5.00%, 11/15/13	1,057
1,000	Willow Run Community Schools,
	GO, FSA Q-SBLF, 5.00%, 05/01/15	1,065
1,500	Wyandotte Electric,
	Rev., MBIA, 4.00%, 10/01/08	1,523
1,000	Zeeland Public Schools,
	GO, FGIC, 5.00%, 05/01/15	1,059
		221,969

New Jersey — 1.3%
3,000	New Jersey Transportation Trust Fund Authority, Grant Anticipation Building,
	Series A, Rev., FGIC, 5.00%, 06/15/15	3,274

Puerto Rico — 1.0%
2,195	Commonwealth of Puerto Rico,
	GO, MBIA, 6.25%, 07/01/12	2,455

Tennessee — 1.3%
3,200	Tennessee Energy Acquisition Corp.,
	Series A, Rev., 5.00%, 09/01/14	3,305

Texas — 5.3%
3,000	Austin Independent School District,
	GO, PSF-GTD, 5.25%, 08/01/14	3,313
1,500	City of San Antonio,
	Rev., MBIA, 5.00%, 05/15/15	1,594
1,000	Conroe Independent School District,
	Series C, GO, PSF-GTD, 5.00%, 02/15/15	1,061
4,000	Texas Public Finance Authority, Building & Procurement Projects,
	Series A, Rev., AMBAC, 5.00%, 02/01/14	4,330
3,000	Texas State Transportation Commission,
	Series A, Rev., 5.25%, 04/01/14	3,301
		13,599

Washington — 0.6%
1,500	City of Seattle, Water Systems,
	Rev., MBIA, 5.00%, 09/01/15	1,583

Total Long-Term Investments
	(Cost $246,591)	254,422
Shares

Short-Term Investment — 0.4%

Investment Company — 0.4%
1,074	JPMorgan Tax Free Money Market Fund,
	Institutional Class (b) (m)
	(Cost $1,074)	1,074

Total Investments — 99.8%

(Cost $247,665)	255,496

Other Assets in Excess of Liabilities — 0.2%	597
NET ASSETS	$256,093

Percentages indicated are based on net assets.

Abbreviations:

(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by JPMorgan Investment Management Inc.
(i)	Security has been deemed illiquid pursuant to procedures approved by the Board of Trustees and may be difficult to sell.
(m)

All or a portion of this security is reserved for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, and reverse repurchase agreements.

(p)	Security is prerefunded or escrowed to maturity.
(t)	The date shown represents the earliest of the next reset date, next call date, prerefunded date, next put date or final maturity date.
AMBAC	American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax
COLL	Collateral
COP	Certificates of Participation
FGIC	Financial Guaranty Insurance Co.
FNMA	Federal National Mortgage Association
FSA	Financial Security Assurance
GNMA	Government National Mortgage Association
GO	General Obligation Bond
GTD	Guaranteed
IBCC	Insured Bond Custodial Certificate
MBIA	Municipal Bond Insurance Association
PSF	Permanent School Fund
Q-SBLF	Qualified School Board Loan Fund
RADIAN	Radian Asset Assurance
Rev.	Revenue Bond
TRAN	Tax & Revenue Anticipation Notes
VAR	Variable Rate Note. The interest rate shown is the rate in effect as of November 30, 2007.
XLCA	XL Capital Assurance

As of November 30, 2007, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$8,230
Aggregate gross unrealized depreciation	(399)
Net unrealized appreciation/depreciation	$7,831

Federal income tax cost of investments	$247,665

JPMorgan Mortgage-Backed Securities Fund
Schedule of Portfolio Investments
As of November 30, 2007 (Unaudited)
(Amounts in thousands)

Principal Amount ($)	Security Description	Value ($)
Long-Term Investments — 96.3%
Asset-Backed Securities — 0.2%

663	Bear Stearns Asset Backed Securities Trust, Inc.,
	Series 2006-SD1 A, FRN, 5.16%, 04/25/36	606
890	Countrywide Asset-Backed Certificates,
	Series 2004-AB2, Class A2, FRN, 5.06%, 05/25/36	890
598	Residential Asset Mortgage Products, Inc.,
	Series 2004-RS8, Class A16, SUB, 4.98%, 08/25/34	577
	Total Asset-Backed Securities
	(Cost $2,086)	2,073

Collateralized Mortgage Obligations — 72.2%
Agency CMO — 42.9%
	Federal Home Loan Mortgage Corp. REMICS,
77	Series 11, Class D, 9.50%, 07/15/19	80
30	Series 22, Class C, 9.50%, 04/15/20	32
41	Series 23, Class F, 9.60%, 04/15/20	43
32	Series 30, Class D, 9.50%, 02/15/20	34
1	Series 41, Class I, HB, 84.00%, 05/15/20	1
20	Series 47, Class F, 10.00%, 06/15/20	21
235	Series 77, Class H, 8.50%, 09/15/20	254
6	Series 81, Class A, 8.13%, 11/15/20	6
17	Series 84, Class F, 9.20%, 10/15/20	18
16	Series 99, Class Z, 9.50%, 01/15/21	17
-(h)	Series 180, Class J, HB, 1,010.00%, 09/15/21	-(h)
-(h)	Series 186, Class I, HB, 1,009.50%, 08/15/21	-(h)
-(h)	Series 189, Class K, HB, 1,009.50%, 10/15/21	-(h)
1	Series 204, Class E, IF, HB, 957.60%, 05/15/23	1
-(h)	Series 1045, Class G, HB, 1,066.21%, 02/15/21	-(h)
9	Series 1065, Class J, 9.00%, 04/15/21	10
24	Series 1079, Class S, IF, 18.06%, 05/15/21	33
-(h)	Series 1082, Class D, HB, 1,007.78%, 05/15/21	-(h)
14	Series 1084, Class F, FRN, 5.64%, 05/15/21	14
10	Series 1084, Class S, IF, HB, 24.13%, 05/15/21	10
17	Series 1133, Class H, 7.00%, 09/15/21	17
31	Series 1144, Class KB, 8.50%, 09/15/21	30
-(h)	Series 1172, Class L, VAR, HB, 1,180.80%, 11/15/21	-(h)
30	Series 1179, Class H, 7.50%, 11/15/21	30
1	Series 1196, Class B, IF, HB, 619.20%, 01/15/22	9
52	Series 1254, Class N, 8.00%, 04/15/22	52
96	Series 1343, Class LA, 8.00%, 08/15/22	104
48	Series 1343, Class LB, 7.50%, 08/15/22	48
189	Series 1374, Class Z, 7.00%, 10/15/22	193
51	Series 1395, Class G, 6.00%, 10/15/22	50
469	Series 1401, Class J, 7.00%, 10/15/22	468
2	Series 1465, Class SA, IF, IO, 4.31%, 02/15/08	-(h)
588	Series 1466, Class PZ, 7.50%, 02/15/23	594

18	Series 1470, Class F, FRN, 5.38%, 02/15/23	18
19	Series 1505, Class QB, IF, 9.83%, 05/15/23	21
2	Series 1506, Class F, FRN, 6.03%, 05/15/08	2
145	Series 1512, Class J, 6.50%, 05/15/08	144
45	Series 1513, Class N, 6.50%, 05/15/08	45
189	Series 1518, Class G, IF, 5.26%, 05/15/23	190
152	Series 1526, Class L, 6.50%, 06/15/23	157
20	Series 1540, Class IA, 7.00%, 06/15/13	20
217	Series 1541, Class O, FRN, 3.69%, 07/15/23	214
1,554	Series 1543, Class VM, 6.90%, 04/15/23	1,584
30	Series 1544, Class J, IF, 8.50%, 07/15/08	30
7	Series 1549, Class K, 8.50%, 07/15/08	7
236	Series 1560, Class PN, 7.00%, 12/15/12	237
48	Series 1570, Class F, FRN, 5.88%, 08/15/23	49
120	Series 1570, Class SA, IF, 10.98%, 08/15/23	142
521	Series 1578, Class K, 6.90%, 09/15/23	542
59	Series 1578, Class V, IO, 7.00%, 09/15/23	12
1,142	Series 1591, Class PV, 6.25%, 10/15/23	1,172
376	Series 1596, Class D, 6.50%, 10/15/13	384
15	Series 1602, Class SA, IF, 7.52%, 10/15/23	16
13	Series 1606, Class M, FRN, 4.25%, 11/15/08	13
42	Series 1606, Class SC, IF, 9.22%, 11/15/08	42
461	Series 1609, Class LG, IF, 7.18%, 11/15/23	486
202	Series 1611, Class JA, FRN, 5.87%, 08/15/23	202
1,743	Series 1628, Class LZ, 6.50%, 12/15/23	1,810
685	Series 1638, Class H, 6.50%, 12/15/23	718
1,036	Series 1644, Class K, 6.75%, 12/15/23	1,086
68	Series 1647, Class PK, 6.50%, 12/15/08	67
57	Series 1649, Class S, IF, 8.92%, 12/15/08	57
1,746	Series 1658, Class GZ, 7.00%, 01/15/24	1,817
6	Series 1671, Class QC, IF,10.00%, 02/15/24	7
726	Series 1677, Class Z, 7.50%, 07/15/23	748
10	Series 1686, Class SH, IF, 8.69%, 02/15/24	11
37	Series 1688, Class W, 7.25%, 03/15/14	39
13	Series 1689, Class SD, IF, 9.31%, 10/15/23	14
518	Series 1695, Class EB, 7.00%, 03/15/24	542
34	Series 1698, Class SC, IF, 10.13%, 03/15/09	35
83	Series 1699, Class FC, FRN, 5.29%, 03/15/24	83
93	Series 1745, Class D, 7.50%, 08/15/24	92
1,862	Series 1760, Class ZD, FRN, 4.07%, 02/15/24	1,806
284	Series 1798, Class F, 5.00%, 05/15/23	279
52	Series 1807, Class A, 6.00%, 11/15/08	52
15	Series 1807, Class G, 9.00%, 10/15/20	16
6,430	Series 1813, Class J, IF, IO, 1.50%, 11/15/23	314
547	Series 1829, Class ZB, 6.50%, 03/15/26	568
41	Series 1844, Class E, 6.50%, 10/15/13	41
985	Series 1863, Class Z, 6.50%, 07/15/26	1,013
6	Series 1865, Class D, PO, 02/15/24	5
242	Series 1899, Class ZE, 8.00%, 09/15/26	246
15	Series 1900, Class T, PO, 08/15/08	14

239	Series 1963, Class Z, 7.50%, 01/15/27	246
64	Series 1985, Class PR, IO, 8.00%, 07/15/27	14
107	Series 1987, Class PE, 7.50%, 09/15/27	109
103	Series 2025, Class PE, 6.30%, 01/15/13	105
55	Series 2033, Class SN, IF, IO, 11.75%, 03/15/24	16
72	Series 2038, Class PN, IO, 7.00%, 03/15/28	14
518	Series 2040, Class PE, 7.50%, 03/15/28	533
86	Series 2042, Class T, 7.00%, 03/15/28	89
440	Series 2055, Class OE, 6.50%, 05/15/13	452
279	Series 2060, Class Z, 6.50%, 05/15/28	288
762	Series 2061, Class DC, IO, 6.50%, 06/15/28	126
1,706	Series 2075, Class PH, 6.50%, 08/15/28	1,768
517	Series 2086, Class GB, 6.00%, 09/15/28	526
106	Series 2089, Class PJ, IO, 7.00%, 10/15/28	19
1,582	Series 2102, Class TC, 6.00%, 12/15/13 (m)	1,623
995	Series 2102, Class TU, 6.00%, 12/15/13 (m)	1,020
1,016	Series 2111, Class SB, IF, IO, 2.85%, 01/15/29	76
909	Series 2115, Class PE, 6.00%, 01/15/14	932
534	Series 2125, Class JZ, 6.00%, 02/15/29	545
22	Series 2132, Class PD, 6.00%, 11/15/27	22
185	Series 2132, Class SB, IF, 10.11%, 03/15/29	209
276	Series 2132, Class ZL, 6.50%, 03/15/29	288
38	Series 2135, Class UK, IO, 6.50%, 03/15/14	4
36	Series 2141, Class IO, IO, 7.00%, 04/15/29	7
12	Series 2161, Class PG, 6.00%, 04/15/28	12
79	Series 2163, Class PC, IO, 7.50%, 06/15/29	14
184	Series 2178, Class PB, 7.00%, 08/15/29	192
102	Series 2189, Class SA, IF, 8.34%, 02/15/28	105
280	Series 2201, Class C, 8.00%, 11/15/29	295
829	Series 2209, Class TC, 8.00%, 01/15/30	880
370	Series 2210, Class Z, 8.00%, 01/15/30	388
161	Series 2224, Class CB, 8.00%, 03/15/30	166
100	Series 2247, Class Z, 7.50%, 08/15/30	106
283	Series 2254, Class Z, 9.00%, 09/15/30	292
459	Series 2256, Class MC, 7.25%, 09/15/30	463
783	Series 2259, Class ZM, 7.00%, 10/15/30	805
788	Series 2271, Class PC, 7.25%, 12/15/30	802
518	Series 2283, Class K, 6.50%, 12/15/23	547
289	Series 2296, Class PD, 7.00%, 03/15/31	299
927	Series 2303, Class ZN, 8.50%, 04/15/29	1,090
123	Series 2306, Class K, PO, 05/15/24	105
307	Series 2306, Class SE, IF, IO, 6.03%, 05/15/24	32
1,118	Series 2323, Class VO, 6.00%, 10/15/22	1,127
1,766	Series 2344, Class QG, 6.00%, 08/15/16	1,819
2,254	Series 2344, Class ZD, 6.50%, 08/15/31	2,317
239	Series 2344, Class ZJ, 6.50%, 08/15/31	248
196	Series 2345, Class NE, 6.50%, 08/15/31	203
627	Series 2347, Class VP, 6.50%, 03/15/20	650
656	Series 2353, Class TD, 6.00%, 09/15/16	678
636	Series 2355, Class BP, 6.00%, 09/15/16	654

527	Series 2358, Class PD, 6.00%, 09/15/16	543
1,030	Series 2359, Class PM, 6.00%, 09/15/16	1,058
437	Series 2359, Class ZB, 8.50%, 06/15/31	502
1,198	Series 2360, Class PG, 6.00%, 09/15/16	1,229
276	Series 2362, Class PD, 6.50%, 06/15/20	278
2	Series 2362, Class PJ, 6.50%, 10/15/28	2
365	Series 2363, Class PF, 6.00%, 09/15/16	375
632	Series 2366, Class MD, 6.00%, 10/15/16	635
169	Series 2368, Class AS, IF, 8.84%, 10/15/31	185
472	Series 2368, Class TG, 6.00%, 10/15/16	486
183	Series 2372, Class F, FRN, 5.15%, 10/15/31	184
185	Series 2383, Class FD, FRN, 5.15%, 11/15/31	186
335	Series 2388, Class UZ, 8.50%, 06/15/31	366
294	Series 2389, Class VA, 6.00%, 02/15/11	296
3,104	Series 2391, Class QR, 5.50%, 12/15/16	3,151
853	Series 2392, Class PV, 6.00%, 12/15/20	860
294	Series 2394, Class MC, 6.00%, 12/15/16	302
913	Series 2399, Class TH, 6.50%, 01/15/32	950
354	Series 2410, Class HC, 5.50%, 02/15/09	357
483	Series 2410, Class OE, 6.38%, 02/15/32	501
716	Series 2410, Class QS, IF, 7.41%, 02/15/32	762
317	Series 2410, Class QX, IF, IO, 4.00%, 02/15/32	35
320	Series 2412, Class SE, IF, 6.49%, 02/15/09	326
498	Series 2423, Class MC, 7.00%, 03/15/32	522
587	Series 2423, Class MT, 7.00%, 03/15/32	615
754	Series 2425, Class OB, 6.00%, 03/15/17	778
805	Series 2434, Class TC, 7.00%, 04/15/32	847
1,440	Series 2436, Class MC, 7.00%, 04/15/32	1,517
415	Series 2444, Class ES, IF, IO, 3.30%, 03/15/32	38
420	Series 2450, Class GZ, 7.00%, 05/15/32	437
470	Series 2450, Class SW, IF, IO, 3.35%, 03/15/32	41
59	Series 2458, Class OD, 6.00%, 04/15/16	59
1,656	Series 2458, Class QE, 5.50%, 06/15/17	1,682
1,075	Series 2460, Class VZ, 6.00%, 11/15/29	1,094
861	Series 2462, Class NB, 6.50%, 06/15/22	920
139	Series 2470, Class SL, IF, 9.00%, 01/15/27	144
1,223	Series 2474, Class SJ, IF, IO, 3.00%, 07/15/17	83
490	Series 2480, Class PV, 6.00%, 07/15/11	498
932	Series 2498, Class UD, 5.50%, 06/15/16	936
366	Series 2500, Class TD, 5.50%, 02/15/16	366
1,044	Series 2513, Class YO, PO, 02/15/32	964
1,554	Series 2515, Class DE, 4.00%, 03/15/32	1,482
230	Series 2517, Class SE, IF, 4.62%, 10/15/09	229
290	Series 2519, Class BT, 8.50%, 09/15/31	313
954	Series 2527, Class VU, 5.50%, 10/15/13	964
1,036	Series 2533, Class HB, 5.50%, 12/15/17	1,057
829	Series 2535, Class BK, 5.50%, 12/15/22	839
484	Series 2541, Class GX, 5.50%, 02/15/17	488
1,732	Series 2553, Class GF, FRN, 5.05%, 02/15/17	1,741
834	Series 2557, Class WJ, 5.00%, 07/15/14	833

682	Series 2565, Class MB, 6.00%, 05/15/30	690
323	Series 2571, Class SK, IF, 14.44%, 09/15/23	379
1,062	Series 2586, Class WI, IO, 6.50%, 03/15/33	182
1,948	Series 2594, Class VA, 6.00%, 03/15/14	1,976
676	Series 2594, Class VP, 6.00%, 02/15/14	685
1,037	Series 2597, Class DS, IF, IO, 2.90%, 02/15/33	69
1,603	Series 2599, Class DS, IF, IO, 2.35%, 02/15/33	90
1,462	Series 2610, Class DS, IF, IO, 2.45%, 03/15/33	80
3,420	Series 2611, Class SH, IF, IO, 3.00%, 10/15/21	239
1,036	Series 2611, Class UH, 4.50%, 05/15/18	1,012
2,330	Series 2617, Class GR, 4.50%, 05/15/18	2,282
369	Series 2624, Class IU, IO, 5.00%, 06/15/33	112
6,787	Series 2626, Class NS, IF, IO, 1.90%, 06/15/23	485
1,113	Series 2630, Class KN, 2.50%, 04/15/13	1,100
2,071	Series 2631, Class LC, 4.50%, 06/15/18	2,027
391	Series 2633, Class EO, PO, 08/15/33	296
2,176	Series 2637, Class SA, IF, IO, 1.45%, 06/15/18	106
491	Series 2640, Class UG, IO, 5.00%, 01/15/32	127
740	Series 2640, Class UR, IO, 4.50%, 08/15/17	55
484	Series 2643, Class HI, IO, 4.50%, 12/15/16	34
2,650	Series 2650, Class PO, PO, 12/15/32	2,228
4,414	Series 2650, Class SO, PO, 12/15/32	3,754
901	Series 2656, Class SH, IF, 7.64%, 02/15/25	910
1,000	Series 2657, Class MD, 5.00%, 12/15/20	1,000
2,938	Series 2668, Class SB, IF, 3.07%, 10/15/15	2,879
1,036	Series 2672, Class ME, 5.00%, 11/15/22	1,037
509	Series 2672, Class SJ, IF, 3.02%, 09/15/16	495
6,732	Series 2675, Class CK, 4.00%, 09/15/18 (m)	6,389
1,255	Series 2682, Class YS, IF, 1.93%, 10/15/33	997
256	Series 2683, Class VA, 5.50%, 02/15/21	258
11,562	Series 2684, Class PO, PO, 01/15/33	8,102
1,346	Series 2684, Class TO, PO,10/15/33	676
3,988	Series 2686, Class GB, 5.00%, 05/15/20	4,000
2,044	Series 2686, Class NS, IF, IO, 2.95%, 10/15/21	150
955	Series 2691, Class WS, IF, 2.02%, 10/15/33	757
323	Series 2694, Class BA, 4.00%, 06/15/31	310
1,554	Series 2702, Class PC, 5.00%, 01/15/23	1,547
558	Series 2705, Class SC, IF, 2.02%, 11/15/33	463
1,320	Series 2705, Class SD, IF, 3.02%, 11/15/33	1,130
2,589	Series 2715, Class OG, 5.00%, 01/15/23	2,548
3,679	Series 2716, Class UN, 4.50%, 12/15/23	3,548
2,071	Series 2720, Class PC, 5.00%, 12/15/23	2,074
758	Series 2721, Class PI, IO, 5.00%, 05/15/16	21
3,108	Series 2727, Class BS, IF, 2.10%, 01/15/34	2,072
104	Series 2727, Class PO, PO, 01/15/34	48
46	Series 2733, Class GF, FRN, 0.00%, 09/15/33	45
402	Series 2739, Class S, IF, 2.70%, 01/15/34	272
574	Series 2744, Class FE, FRN, 0.00%, 02/15/34	495
966	Series 2744, Class PC, 5.50%, 01/15/31	969
3,904	Series 2744, Class PD, 5.50%, 08/15/33	3,961

2,071	Series 2744, Class TU, 5.50%, 05/15/32	2,087
514	Series 2749, Class PK, IO, 5.00%, 09/15/22	8
439	Series 2753, Class S, IF, 2.70%, 02/15/34	329
6,103	Series 2755, Class PA, PO, 02/15/29	5,447
957	Series 2755, Class SA, IF, 4.90%, 05/15/30	956
686	Series 2756, Class NA, 5.00%, 02/15/24	684
603	Series 2762, Class LO, PO, 03/15/34	376
685	Series 2764, Class OE, 4.50%, 03/15/19	670
309	Series 2769, Class PO, PO, 03/15/34	195
400	Series 2774, Class QO, PO, 02/15/34	246
266	Series 2774, Class QO, PO, 04/15/34	179
1,183	Series 2776, Class SK, IF, 2.10%, 04/15/34	981
275	Series 2777, Class DV, 6.50%, 11/15/17	286
243	Series 2778, Class BS, IF, 4.12%, 04/15/34	237
1,944	Series 2780, Class JG, 4.50%, 04/15/19	1,875
1,678	Series 2780, Class YC, 5.00%, 04/15/19	1,678
573	Series 2801, Class BS, IF, 4.80%, 05/15/34	563
515	Series 2827, Class NT, IF, 8.00%, 01/15/22	521
3,636	Series 2827, Class PS, IF, IO, 2.65%, 04/15/28	71
371	Series 2827, Class SQ, IF, 7.50%, 01/15/19	380
537	Series 2841, Class YA, 5.50%, 07/15/27	539
534	Series 2846, Class PO, PO, 08/15/34	373
541	Series 2863, Class JA, 4.50%, 09/15/19	528
1,370	Series 2864, Class GB, 4.00%, 09/15/19	1,302
1,031	Series 2971, Class GB, 5.00%, 11/15/16	1,034
685	Series 2971, Class GC, 5.00%, 07/15/18	686
271	Series 2975, Class KO, PO, 05/15/35	219
998	Series 2989, Class PO, PO, 06/15/23	807
463	Series 2996, Class FD, FRN, 4.90%, 06/15/35	454
2,739	Series 3047, Class OB, 5.50%, 12/15/33	2,788
4,711	Series 3068, Class QB, 4.50%, 06/15/20	4,589
2,523	Series 3100, Class MA, VAR, 7.81%, 12/15/35	2,452
908	Series 3101, Class EA, 6.00%, 06/15/20	907
1,757	Series 3117, Class EO, PO, 02/15/36	1,414
1,997	Series 3117, Class OK, PO, 02/15/36	1,575
1,937	Series 3118, Class DM, 5.00%, 02/15/24	1,901
69	Series 3122, Class ZB, 6.00%, 03/15/36	68
1,456	Series 3134, Class PO, PO, 03/15/36	1,177
1,666	Series 3138, Class PO, PO, 04/15/36	1,350
2,207	Series 3150, Class PO, PO, 05/15/36	1,778
1,821	Series 3152, Class MO, PO, 03/15/36	1,420
1,111	Series 3158, Class LX, FRN, 0.00%, 05/15/36	1,032
1,000	Series 3162, Class OB, 6.00%, 11/15/30	1,021
361	Series 3164, Class CF, FRN, 0.00%, 04/15/33	348
1,168	Series 3174, Class PX, 5.00%, 06/15/17	1,174
2,465	Series 3179, Class OA, PO, 07/15/36	1,997
1,301	Series 3189, Class SN, IF, 3.08%, 11/15/35	1,311
1,480	Series 3195, Class PD, 6.50%, 07/15/36	1,570
2,564	Series 3260, Class CS, IF, IO, 1.49%, 01/15/37	112
1,970	Series 3274, Class JO, PO, 02/15/37	1,499

4,000	Series 3299, Class KB, 5.00%, 08/15/29	3,984
3,000	Series 3334, Class MC, 5.00%, 04/15/33	2,926
	Federal Home Loan Mortgage Corp. STRIPS,
6	Series 1, Class B, IO, 8.00%, 10/15/18	1
3	Series 16, Class B, IO, 10.00%, 06/01/20	1
31	Series 134, Class B, IO, 9.00%, 04/01/22	7
	Federal Home Loan Mortgage Corp. Structured Pass-Through Securities,
674	Series T-41, Class 3A, VAR, 7.50%, 07/25/32 (m)	713
148	Series T-51, Class 1A, VAR, 6.50%, 09/25/43	154
183	Series T-51, Class 2A, VAR, 7.50%, 08/25/42	191
1,453	Series T-54, Class 2A, 6.50%, 02/25/43	1,490
412	Series T-54, Class 3A, 7.00%, 02/25/43	434
372	Series T-58, Class APO, PO, 09/25/43	318
	Federal National Mortgage Association Interest STRIPS,
25	Series 23, Class 2, IO, 10.00%, 09/01/17	5
15	Series 59, Class 2, IO, 9.50%, 07/01/17	3
929	Series 213, Class 2, IO, 8.00%, 03/01/23	210
31	Series 265, Class 2, 9.00%, 03/01/24	34
63	Series 285, Class 1, PO, 02/01/27	54
737	Series 340, Class 1, PO, 09/01/33	539
	Federal National Mortgage Association REMICS,
140	Series 1988-7, Class Z, 9.25%, 04/25/18	150
7	Series 1988-11, Class D, PO, PO, 05/25/18	7
799	Series 1988-21, Class G, 9.50%, 08/25/18	877
8	Series 1988-29, Class B, 9.50%, 12/25/18	9
14	Series 1989-19, Class A, 10.30%, 04/25/19	15
12	Series 1989-21, Class G, 10.45%, 04/25/19	13
34	Series 1989-27, Class Y, 6.90%, 06/25/19	35
35	Series 1989-70, Class G, 8.00%, 10/25/19	37
17	Series 1989-78, Class H, 9.40%, 11/25/19	18
15	Series 1989-89, Class H, 9.00%, 11/25/19	17
13	Series 1990-60, Class K, 5.50%, 06/25/20	13
13	Series 1990-93, Class G, 5.50%, 08/25/20	13
-(h)	Series 1990-95, Class J, HB, 1,118.04%, 08/25/20	8
73	Series 1990-102, Class J, 6.50%, 08/25/20	76
10	Series 1990-134, Class SC, IF, 14.38%, 11/25/20	13
1	Series 1990-140, Class K, HB, 652.15%, 12/25/20	11
-(h)	Series 1991-7, Class K, HB, 908.50%, 02/25/21	2
346	Series 1991-44, Class G, 8.50%, 05/25/21	366
759	Series 1991-44, Class G, 8.50%, 05/25/21	825
-(h)	Series 1991-60, Class PM, HB, 1,009.00%, 06/25/21	5
382	Series 1992-7, Class Q, 8.00%, 01/25/18	387
23	Series 1992-33, Class F, FRN, 3.77%, 03/25/22	23
41	Series 1992-38, Class Z, 7.50%, 02/25/22	42
146	Series 1992-73, Class H, 7.50%, 05/25/22	149
25	Series 1992-101, Class J, 7.50%, 06/25/22	25
566	Series 1992-188, Class PZ, 7.50%, 10/25/22	599
3	Series 1993-8, Class H, 7.00%, 01/25/08	3
600	Series 1993-25, Class J, 7.50%, 03/25/23	643
266	Series 1993-27, Class S, IF, 2.53%, 02/25/23	256

112	Series 1993-31, Class K, 7.50%, 03/25/23	119
1,153	Series 1993-54, Class Z, 7.00%, 04/25/23	1,219
62	Series 1993-62, Class SA, IF, 10.31%, 04/25/23	71
4	Series 1993-72, Class F, FRN, 5.28%, 05/25/08	4
56	Series 1993-97, Class FA, FRN, 6.06%, 05/25/23	58
36	Series 1993-108, Class D, PO, 02/25/23	32
18	Series 1993-131, Class Z, 7.00%, 07/25/08	18
137	Series 1993-162, Class F, FRN, 5.76%, 08/25/23	140
11	Series 1993-164, Class SA, IF, 9.03%, 09/25/08	11
23	Series 1993-165, Class SD, IF, 5.55%, 09/25/23	23
367	Series 1993-167, Class GA, 7.00%, 09/25/23	377
7	Series 1993-175, Class SA, IF, 12.60%, 09/25/08	7
224	Series 1993-179, Class SB, IF, 10.57%, 10/25/23	265
52	Series 1993-190, Class S, IF, 6.64%, 10/25/08	52
19	Series 1993-192, Class SC, IF, 6.84%, 10/25/08	19
5	Series 1993-196, Class FA, FRN, 5.28%, 10/25/08	5
8	Series 1993-196, Class SA, IF, 9.82%, 10/25/08	8
5	Series 1993-196, Class SB, IF, 9.25%, 10/25/08	5
22	Series 1993-204, Class PE, IO, 6.50%, 05/25/23	1
453	Series 1993-220, Class SG, IF, 6.37%, 11/25/13	476
109	Series 1993-225, Class SG, IF, 7.15%, 12/25/13	120
42	Series 1993-228, Class G, PO, 09/25/23	37
26	Series 1993-230, Class FA, FRN, 5.41%, 12/25/23	26
13	Series 1993-233, Class SC, IF, 6.77%, 12/25/08	13
106	Series 1993-234, Class SC, IF, 7.01%, 12/25/08	106
841	Series 1993-250, Class Z, 7.00%, 12/25/23	878
391	Series 1993-257, Class C, PO, 06/25/23	363
21	Series 1994-13, Class SK, IF, 8.85%, 02/25/09	21
248	Series 1994-34, Class DZ, 6.00%, 03/25/09	249
356	Series 1994-37, Class L, 6.50%, 03/25/24	369
73	Series 1995-2, Class Z, 8.50%, 03/25/25	79
760	Series 1996-14, Class SE, IF, IO, 6.36%, 08/25/23	96
23	Series 1996-20, Class L, PO, 09/25/08	23
32	Series 1996-59, Class J, 6.50%, 08/25/22	33
251	Series 1997-20, Class IO, IO, 1.84%, 03/25/27	9
55	Series 1997-24, Class Z, 8.00%, 04/18/27	59
55	Series 1997-27, Class J, 7.50%, 04/18/27	57
55	Series 1997-81, Class PI, IO, 7.00%, 12/18/27	11
205	Series 1998-36, Class J, 6.00%, 07/18/28	205
1,220	Series 1998-36, Class ZB, 6.00%, 07/18/28	1,246
494	Series 1998-43, Class SA, IF, IO, 12.55%, 04/25/23	124
350	Series 1999-57, Class Z, 7.50%, 12/25/19	375
347	Series 1999-62, Class PB, 7.50%, 12/18/29	371
51	Series 2000-52, Class IO, IO, 8.50%, 01/25/31	13
2,122	Series 2001-4, Class ZA, 6.50%, 03/25/31	2,218
479	Series 2001-5, Class OW, 6.00%, 03/25/16	490
391	Series 2001-7, Class PF, 7.00%, 03/25/31	413
15	Series 2001-28, Class VB, 6.00%, 02/25/20	15
1,163	Series 2001-31, Class VD, 6.00%, 05/25/31	1,185
721	Series 2001-33, Class ID, IO, 6.00%, 07/25/31	127

648	Series 2001-36, Class DE, 7.00%, 08/25/31	676
618	Series 2001-44, Class PU, 7.00%, 09/25/31	653
263	Series 2001-49, Class DQ, 6.00%, 11/25/15	264
963	Series 2001-49, Class LZ, 8.50%, 07/25/31	1,056
511	Series 2001-52, Class XN, 6.50%, 11/25/15	533
682	Series 2001-61, Class VB, 7.00%, 12/25/16	683
1,267	Series 2001-61, Class Z, 7.00%, 11/25/31	1,342
1,023	Series 2001-71, Class QE, 6.00%, 12/25/16	1,054
537	Series 2001-72, Class SX, IF, 6.33%, 12/25/31	561
518	Series 2001-74, Class MB, 6.00%, 12/25/16	537
463	Series 2002-1, Class HC, 6.50%, 02/25/22	482
223	Series 2002-1, Class SA, IF, 9.64%, 02/25/32	252
359	Series 2002-1, Class UD, IF, 7.66%, 12/25/23	394
1,036	Series 2002-3, Class PG, 5.50%, 02/25/17	1,051
312	Series 2002-8, Class SR, IF, 6.20%, 03/25/09	318
425	Series 2002-9, Class ST, IF 7.84%, 03/25/17	470
125	Series 2002-9, Class VE, 6.50%, 12/25/12	125
2,071	Series 2002-11, Class QG, 5.50%, 03/25/17	2,098
1,990	Series 2002-13, Class SJ, IF, IO, 1.60%, 03/25/32	85
140	Series 2002-13, Class ST, IF, 10.00%, 03/25/32	156
4,661	Series 2002-18, Class PC, 5.50%, 04/25/17	4,744
1,035	Series 2002-19, Class PE, 6.00%, 04/25/17	1,065
281	Series 2002-37, Class Z, 6.50%, 06/25/32	289
1,554	Series 2002-55, Class QE, 5.50%, 09/25/17	1,570
6,673	Series 2002-56, Class UC, 5.50%, 09/25/17 (m)	6,771
654	Series 2002-59, Class AC, 6.00%, 03/25/28	656
52	Series 2002-59, Class VB, 6.50%, 04/25/32	51
905	Series 2002-62, Class ZE, 5.50%, 11/25/17	931
1,281	Series 2002-63, Class KC, 5.00%, 10/25/17	1,277
932	Series 2002-63, Class LB, 5.50%, 10/25/17	946
348	Series 2002-73, Class S, IF, 4.29%, 11/25/09	352
2,071	Series 2002-74, Class LD, 5.00%, 01/25/16	2,076
1,554	Series 2002-74, Class PD, 5.00%, 11/25/15	1,555
1,429	Series 2002-74, Class VB, 6.00%, 11/25/31	1,440
1,078	Series 2002-77, Class S, IF, 5.71%, 12/25/32	1,111
95	Series 2002-91, Class UH, IO, 5.50%, 06/25/22	12
974	Series 2003-8, Class SB, IF, IO, 2.87%, 03/25/16	34
1,036	Series 2003-22, Class UD, 4.00%, 04/25/33	844
1,036	Series 2003-27, Class DW, 4.50%, 04/25/17	1,010
416	Series 2003-39, Class IO, IO, VAR, 6.00%, 05/25/33	80
2,408	Series 2003-41, Class PE, 5.50%, 05/25/23	2,490
262	Series 2003-52, Class SX, IF, 8.60%, 10/25/31	294
777	Series 2003-65, Class CI, IO, 4.50%, 03/25/15	51
318	Series 2003-67, Class VQ, 7.00%, 01/25/19	330
1,626	Series 2003-68, Class QP, 3.00%, 07/25/22	1,528
520	Series 2003-73, Class GA, 3.50%, 05/25/31	496
720	Series 2003-73, Class PB, 4.50%, 08/25/18	692
210	Series 2003-74, Class SH, IF, 1.56%, 08/25/33	174
231	Series 2003-79, Class NM, 4.00%, 05/25/22	223
7,138	Series 2003-80, Class SY, IF, IO, 2.87%, 06/25/23	675

1,036	Series 2003-81, Class LC, 4.50%, 09/25/18	1,015
3,001	Series 2003-83, Class PG, 5.00%, 06/25/23	2,993
518	Series 2003-86, Class PX, 4.50%, 02/25/17	512
588	Series 2003-91, Class SD, IF, 4.53%, 09/25/33	573
345	Series 2003-92, Class SH, IF, 3.36%, 09/25/18	313
485	Series 2003-106, Class PO, PO, 08/25/17	426
1,295	Series 2003-106, Class US, IF, 1.90%, 11/25/23	929
685	Series 2003-106, Class WE, 4.50%, 11/25/22	666
1,027	Series 2003-113, Class PC, 4.00%, 03/25/15	1,013
3,352	Series 2003-116, Class SB, IF, IO, 2.82%, 11/25/33	270
2,739	Series 2003-117, Class JB, 3.50%, 06/25/33	2,499
777	Series 2003-122, Class TE, 5.00%, 12/25/22	771
1,036	Series 2003-128, Class KE, 4.50%, 01/25/14	1,026
1,261	Series 2003-130, Class SX, IF, 4.35%, 01/25/34	1,250
867	Series 2003-132, Class OA, PO, 08/25/33	707
1,153	Series 2004-1, Class DL, 4.50%, 02/25/18	1,146
2,489	Series 2004-4, Class QI, IF, IO, 2.32%, 06/25/33	162
622	Series 2004-4, Class QM, IF, 4.63%, 06/25/33	624
1,561	Series 2004-10, Class SC, IF, 9.47%, 02/25/34	1,780
1,162	Series 2004-14, Class SD, IF, 1.90%, 03/25/34	755
1,430	Series 2004-21, Class CO, PO, 04/25/34	612
926	Series 2004-22, Class A, 4.00%, 04/25/19	889
1,036	Series 2004-25, Class PB, 5.50%, 05/25/32	1,051
777	Series 2004-25, Class PC, 5.50%, 01/25/34	795
2,271	Series 2004-25, Class SA, IF, 6.37%, 04/25/34	2,449
1,370	Series 2004-27, Class HB, 4.00%, 05/25/19	1,279
777	Series 2004-36, Class PB, 5.50%, 05/25/32	796
1,447	Series 2004-36, Class SA, IF, 6.37%, 05/25/34	1,535
463	Series 2004-36, Class SN, IF, 4.63%, 07/25/33	461
5,581	Series 2004-46, Class HS, IF, IO, 1.22%, 05/25/30	169
871	Series 2004-46, Class QB, IF, 4.87%, 05/25/34	883
451	Series 2004-51, Class SY, IF, 4.67%, 07/25/34	452
1,554	Series 2004-53, Class NC, 5.50%, 07/25/24	1,593
287	Series 2004-61, Class SK, IF, 8.50%, 11/25/32	312
1,295	Series 2004-92, Class JO, PO, 12/25/34	1,200
535	Series 2005-15, Class MO, PO, 03/25/35	430
871	Series 2005-47, Class AN, 5.00%, 12/25/16	872
1,682	Series 2005-52, Class PA, 6.50%, 06/25/35	1,746
4,572	Series 2005-56, Class S, IF, IO, 1.93%, 07/25/35	260
801	Series 2005-58, Class PO, PO, 07/25/35	625
1,027	Series 2005-68, Class BC, 5.25%, 06/25/35	1,017
3,424	Series 2005-68, Class PG, 5.50%, 08/25/35	3,460
956	Series 2005-70, Class KI, IO, 5.50%, 08/25/35	231
3,424	Series 2005-84, Class XM, 5.75%, 10/25/35	3,493
4,794	Series 2005-110, Class GJ, 5.50%, 11/25/30	4,846
2,739	Series 2005-110, Class GK, 5.50%, 08/25/34	2,702
2,397	Series 2005-110, Class MN, 5.50%, 06/25/35	2,418
2,054	Series 2005-116, Class PB, 6.00%, 04/25/34	2,107
2,054	Series 2006-39, Class WC, 5.50%, 01/25/36	2,019
2,855	Series 2006-44, Class GO, PO, 06/25/36	2,284

8,107	Series 2006-44, Class P, PO, 12/25/33	6,314
1,712	Series 2006-46, Class UC, 5.50%, 12/25/35	1,683
1,273	Series 2006-58, Class AP, PO, 07/25/36	1,045
2,936	Series 2006-58, Class PO, PO, 07/25/36	2,360
4,624	Series 2006-59, Class QO, PO, 01/25/33	3,753
1,180	Series 2006-65, Class QO, PO, 07/25/36	953
2,122	Series 2006-72, Class GO, PO, 08/25/36	1,731
6,848	Series 2006-77, Class PC, 6.50%, 08/25/36	7,243
1,718	Series 2006-90, Class AO, PO, 09/25/36	1,400
2,084	Series 2006-110, Class PO, PO, 11/25/36	1,616
1,920	Series 2006-115, Class OK, PO, 12/25/36	1,521
2,290	Series 2006-119, Class PO, PO, 12/25/36	1,778
3,419	Series 2006-120, Class IO, IO, 6.50%, 12/25/36	652
3,382	Series 2006-126, Class AO, PO, 01/25/37	2,906
7,222	Series 2007-7, Class SG, IF, IO, 1.72%, 08/25/36	186
1,938	Series 2007-14 Class OP, PO, 03/25/37	1,553
1,500	Series 2007-47, Class PC, 5.00%, 07/25/33	1,475
2,000	Series 2007-79, Class PB, 5.00%, 04/25/29	1,986
2,483	Series 2007-106, Class A7, VAR, 6.25%, 10/25/37	2,496
258	Series G92-4, Class F, FRN, 3.96%, 12/25/21	257
198	Series G92-7, Class JQ, 8.50%, 01/25/22	216
42	Series G92-12, Class B, 7.70%, 02/25/22	45
61	Series G92-14, Class Z, 7.00%, 02/25/22	64
128	Series G92-15, Class Z, 7.00%, 01/25/22	131
-(h)	Series G92-27, Class SQ, IF, HB, 5,954.40%, 05/25/22	27
40	Series G92-42, Class Z, 7.00%, 07/25/22	42
1,477	Series G92-44, Class ZQ, 8.00%, 07/25/22	1,584
223	Series G92-54, Class ZQ, 7.50%, 09/25/22	239
377	Series G92-61, Class Z, 7.00%, 10/25/22	396
45	Series G92-62, Class B, PO, 10/25/22	39
263	Series G93-1, Class KA, 7.90%, 01/25/23	285
175	Series G93-17, Class SI, IF, 6.00%, 04/25/23	180
210	Series G97-2, Class ZA, 8.50%, 02/17/27	231
81	Federal National Mortgage Association Grantor Trust,
	Series 2001-T10, Class PO, PO, 12/25/41	71
	Federal National Mortgage Association Whole Loan,
159	Series 2002-W5, Class A10, IF, IO, 3.32%, 11/25/30	6
887	Series 2003-W1, Class 1A1, 6.50%, 12/25/42	925
489	Series 2003-W1, Class 2A, 7.50%, 12/25/42	520
179	Series 2003-W4, Class 2A, 6.50%, 10/25/42	187
1,614	Series 2004-W2, Class 2A2, 7.00%, 02/25/44	1,716
	Government National Mortgage Association,
185	Series 1994-4, Class KQ, 7.99%, 07/16/24	195
2,460	Series 1994-7, Class PQ, 6.50%, 10/16/24	2,589
373	Series 1996-16, Class E, 7.50%, 08/16/26 (m)	389
71	Series 1997-2, Class E, 7.50%, 02/20/27	74
89	Series 1997-11, Class D, 7.50%, 07/20/27	92
153	Series 1998-26, Class K, 7.50%, 09/17/25	162
913	Series 1999-4, Class ZB, 6.00%, 02/20/29	934
294	Series 1999-41, Class Z, 8.00%, 11/16/29	310

36	Series 1999-43, Class TA, IF, 9.35%, 11/16/29	40
155	Series 1999-44, Class PC, 7.50%, 12/20/29	163
729	Series 1999-44, Class ZG, 8.00%, 12/20/29	769
458	Series 2000-6, Class Z, 7.50%, 02/20/30	470
669	Series 2000-7, Class ST, IF, 15.92%, 01/16/30	862
286	Series 2000-9, Class Z, 8.00%, 06/20/30	309
1,698	Series 2000-9, Class ZJ, 8.50%, 02/16/30	1,851
1,244	Series 2000-10, Class ZP, 7.50%, 02/16/30	1,313
678	Series 2000-12, Class ST, IF, 15.92%, 02/16/30	872
181	Series 2000-16, Class ZN, 7.50%, 02/16/30	191
1,459	Series 2000-21, Class Z, 9.00%, 03/16/30	1,616
252	Series 2000-26, Class Z, 7.75%, 09/20/30	252
95	Series 2000-36, Class HC, 7.33%, 11/20/30	99
49	Series 2000-36, Class IK, IO, 9.00%, 11/16/30	8
280	Series 2000-38, Class AH, 7.15%, 12/20/30	285
39	Series 2001-32, Class WA, IF, 8.27%, 07/20/31	41
329	Series 2001-35, Class SA, IF, IO, 3.59%, 08/16/31	31
309	Series 2001-36, Class S, IF, IO, 3.39%, 08/16/31	29
127	Series 2001-55, Class SF, IF, 10.82%, 11/20/31	145
241	Series 2001-60, Class VP, 6.50%, 07/20/17	242
777	Series 2002-4, Class TD, 7.00%, 01/20/32	830
398	Series 2002-7, Class PG, 6.50%, 01/20/32	409
1,339	Series 2002-24, Class AG, IF, IO, 3.29%, 04/16/32	123
364	Series 2002-24, Class SB, IF, 4.94%, 04/16/32	358
831	Series 2002-24, Class Z, 8.50%, 04/16/32	930
2,766	Series 2002-31, Class SE, IF, IO, 2.84%, 04/16/30	246
113	Series 2002-33, Class SY, IF, 9.00%, 02/26/23	124
1,013	Series 2002-40, Class UK, 6.50%, 06/20/32	1,061
236	Series 2002-41, Class LS, IF, 9.00%, 06/16/32	259
595	Series 2002-45, Class QE, 6.50%, 06/20/32	623
777	Series 2002-47, Class PG, 6.50%, 07/16/32	810
98	Series 2002-51, Class SG, IF, 11.96%, 04/20/31	114
399	Series 2002-54, Class GB, 6.50%, 08/20/32	418
810	Series 2002-70, Class AV, 6.00%, 03/20/12	825
1,100	Series 2002-70, Class PS, IF, IO, 2.96%, 08/20/32	73
1,611	Series 2002-79, Class KV, 6.00%, 11/20/13	1,639
1,380	Series 2002-80, Class EB, 7.00%, 01/20/32	1,390
791	Series 2002-88, Class VA, 6.00%, 12/20/17	805
1,019	Series 2003-4, Class NI, IO, 5.50%, 01/20/32	104
650	Series 2003-4, Class NY, 5.50%, 12/20/13	660
3,093	Series 2003-11, Class SK, IF, IO, 3.04%, 02/16/33	306
92	Series 2003-24, Class PO, PO, 03/16/33	78
2,114	Series 2003-41, Class ID, IO, 5.50%, 05/20/33	560
3,600	Series 2003-46, Class IH, IO, 5.50%, 12/20/32	731
1,529	Series 2003-76, Class LS, IF, IO, 2.46%, 09/20/31	79
213	Series 2003-90, Class PO, PO, 10/20/33	184
370	Series 2003-95, Class SC, IF, IO, 2.31%, 09/17/31	4
1,166	Series 2003-98, Class PC, 5.00%, 02/20/29	1,165
3,027	Series 2003-112, Class SA, IF, IO, 1.89%, 12/16/33	173
5,997	Series 2004-11, Class SW, IF, IO, 0.76%, 02/20/34	298

457	Series 2004-28, Class S, IF, 6.85%, 04/16/34	491
7,162	Series 2004-59, Class SG, IF, IO, 1.76%, 07/20/34	466
20,510	Series 2004-68, Class SA, IF, IO, 2.06%, 05/20/31	1,133
517	Series 2004-73, Class AE, IF, 5.19%, 08/17/34	521
7,813	Series 2004-73, Class JL, IF, IO, 1.89%, 09/16/34	535
7,069	Series 2005-17, Class SL, IF, IO, 1.96%, 07/20/34	554
362	Series 2006-38, Class ZL , 6.50%, 09/20/33	361
489	Series 2007-28, Class BO, PO, 05/20/37	414
	Vendee Mortgage Trust,
9,722	Series 1994-1, Class 2ZB, 6.50%, 02/15/24	10,492
1,183	Series 1996-1, Class 1Z, 6.75%, 02/15/26	1,282
672	Series 1996-2, Class 1Z, 6.75%, 06/15/26	724
1,345	Series 1997-1, Class 2Z, 7.50%, 02/15/27	1,457
1,016	Series 1998-1, Class 2E, 7.00%, 09/15/27	1,082
836	Series 2001-1, Class 2J, 7.00%, 05/15/10	842
105	Series 2002-2, Class J, 6.00%, 01/15/09	105
		433,007

Non-Agency CMO — 29.3%
	ABN AMRO Mortgage Corp.,
274	Series 2003-7, Class A3, 4.50%, 07/25/18	268
415	Series 2003-9, Class A2, 4.50%, 08/25/18	409
1,712	American Home Mortgage Investment Trust,
	Series 2005-3, Class 2A4, FRN, 4.85%, 09/25/35	1,638
	Banc of America Alternative Loan Trust,
448	Series 2003-3, Class A, PO, 05/25/33	366
599	Series 2003-11, PO, 01/25/34	491
	Banc of America Funding Corp.,
2,589	Series 2003-3, Class 1A33, 5.50%, 10/25/33	2,561
579	Series 2004-1, Class PO, PO, 03/25/34	456
761	Series 2005-4, Class 30, PO, 08/25/35	550
1,740	Series 2005-6, Class 2A7, 5.50%, 10/25/35	1,715
307	Series 2005-7, Class 30, PO, 11/25/35	214
1,420	Series 2005-8, Class 30, PO, 01/25/36	1,045
3,947	Series 2005-E, Class 4A1, FRN, 4.11%, 03/20/35	3,904
	Banc of America Mortgage Securities,
353	Series 2003-8 Class A, PO, 11/25/33	261
186	Series 2003-9, Class 1A2, PO, 12/25/33	122
10,780	Series 2004-3, Class 15, IO, VAR, 0.21%, 04/25/19	60
1,208	Series 2004-4, Class 1A9, 5.00%, 05/25/34	1,152
536	Series 2004-4, Class A, PO, 05/25/34	424
678	Series 2004-6, Class A, PO, 07/25/34	517
6,013	Series 2004-E, Class 2A5, FRN, 4.11%, 06/25/34	6,215
3,199	Series 2004-J, Class 3A1, FRN, 5.07%, 11/25/34	3,174
	Bear Stearns Adjustable Rate Mortgage Trust,
1,374	Series 2003-7, Class 3A, VAR, 4.95%, 10/25/33	1,375
1,944	Series 2004-1, Class 12A1, VAR, 3.63%, 04/25/34	1,959
1,126	Series 2004-4, Class A4, VAR, 3.55%, 06/25/34	1,116
5,764	Series 2006-1, Class A1, FRN, 4.62%, 02/25/36	5,674
1,006	Cendant Mortgage Corp.,
	Series 2003-9, Class 1P, PO, 11/25/33	752

1,078	Chase Mortgage Finance Corp.,
	Series 2003-S6, Class A1, 5.00%, 06/25/18	1,083
	Citicorp Mortgage Securities, Inc.,
379	Series 2002-11, Class 1A14, 6.00%, 11/25/32	378
402	Series 2003-3, Class A30, 5.25%, 03/25/33	402
767	Series 2003-8, Class A, PO, 08/25/33	573
3,904	Series 2004-1, Class 3A1, 4.75%, 01/25/34	3,855
4,861	Series 2004-5, Class 2A5, 4.50%, 08/25/34	4,760
	Citigroup Mortgage Loan Trust, Inc.,
798	Series 2003-1, Class 3, PO, 09/25/33	602
155	Series 2003-1, Class WA2, 6.50%, 06/25/31	158
320	Series 2003-1, Class WPO2, PO, 06/25/31	273
439	Series 2003-UP3, Class A3, 7.00%, 09/25/33	450
367	Series 2003-UST1, Class 1, PO, 12/25/18	304
291	Series 2003-UST1, Class 2, PO, 12/25/18	250
144	Series 2003-UST1, Class 3, PO, 12/25/18	122
1,671	Series 2003-UST1, Class A1, 5.50%, 12/25/18	1,678
1,019	Series 2005-1, Class 2A1A, VAR, 4.90%, 04/25/35	1,019
2,121	Series 2005-5, Class 1A2, FRN, 5.39%, 08/25/35	2,117
	Countrywide Alternative Loan Trust,
748	Series 2002-8, Class A4, 6.50%, 07/25/32	750
600	Series 2003-6T2, Class A6, 5.50%, 06/25/33	607
772	Series 2003-J1, Class PO, PO, 10/25/33	642
1,280	Series 2004-2CB, Class 1A9, 5.75%, 03/25/34	1,050
374	Series 2004-J3, Class 4A1, 4.75%, 04/25/19	368
1,194	Series 2005-5R, Class A1, 5.25%, 12/25/18	1,197
13,027	Series 2005-22T1, Class A2, IF, IO, 0.28%, 06/25/35	254
2,061	Series 2005-26CB, Class A10, IF, 4.37%, 07/25/35	2,064
654	Series 2005-28CB, Class 1A5, 5.50%, 08/25/35	653
709	Series 2005-28CB, Class 3A5, 6.00%, 08/25/35	710
734	Series 2005-54CB, Class 1A7, 5.50%, 11/25/35	734
2,054	Series 2005-54CB, Class 1A11, 5.50%, 11/25/35	1,911
768	Series 2005-64CB, Class 1A9, 5.50%, 12/25/35	674
1,246	Series 2005-86CB, Class A11, 5.50%, 02/25/36	1,103
9,218	Series 2005-J1, Class 1A4, IF, IO, 0.31%, 02/25/35	146
39,746	Series 2006-7CB, Class 1A2, IF, IO, 0.51%, 05/25/36	353
1,400	Series 2006-26CB, Class A9, 6.50%, 09/25/36	1,426
	Countrywide Home Loan Mortgage Pass-Through Trust,
3,996	Series 2002-31, Class A5, 5.75%, 01/25/33	4,003
4,000	Series 2002-36, Class A22, 6.00%, 01/25/33	3,897
287	Series 2003-18, Class A12, 5.50%, 07/25/33	280
1,978	Series 2003-26, Class 1A6, 3.50%, 08/25/33	1,714
116	Series 2003-34, Class A11, 5.25%, 09/25/33	103
212	Series 2003-44, Class A9, PO, 10/25/33	148
701	Series 2003-J2, Class A17, IF, IO, 2.61%, 04/25/33	26
1,740	Series 2003-J7, Class 4A3, IF, 3.61%, 08/25/18	1,717
675	Series 2003-J10, Class 2A1, 5.00%, 11/25/18	673
550	Series 2004-3, Class PO, PO, 04/25/34	460
506	Series 2004-7 Class 2A1, FRN, 4.04%, 06/25/34	508
843	Series 2004-HYB1, Class 2A, VAR, 4.22%, 05/20/34	856

3,026	Series 2004-HYB3, Class 2A, VAR, 4.07%, 06/20/34	2,998
1,709	Series 2004-HYB6, Class A3, VAR, 5.10%, 11/20/34	1,706
1,718	Series 2004-J8, Class 1A2, 4.75%, 11/25/19	1,700
1,166	Series 2005-16, Class A23, 5.50%, 09/25/35	1,140
3,751	Series 2005-22, Class 2A1, FRN, 5.26%, 11/25/35	3,747
	First Horizon Alternative Mortgage Securities,
2,498	Series 2004-AA4, Class A1, FRN, 5.38%, 10/25/34	2,488
796	Series 2005-AA5, Class 1A2, FRN, 5.30%, 07/25/35	794
771	Series 2005-FA8, Class 1A19, 5.50%, 11/25/35	674
	First Horizon Asset Securities, Inc.,
77	Series 2003-3, Class 1A3, 4.50%, 05/25/33	77
967	Series 2003-7, Class 2A1, 4.50%, 09/25/18	948
1,722	Series 2003-9, Class 1A6, 5.50%, 11/25/33	1,488
1,036	Series 2004-4, Class 2A2, 4.50%, 07/25/19	1,029
2,848	Series 2004-AR1, Class 2A2, FRN, 5.01%, 04/25/35	2,861
1,407	Series 2004-AR2, Class 2A1, FRN, 4.58%, 05/25/34	1,404
3,410	Series 2004-AR7, Class 2A1, FRN, 4.91%, 02/25/35 (m)	3,418
685	Series 2004-AR7, Class 2A2, FRN, 4.91%, 02/25/35	692
	GMAC Mortgage Corp. Loan Trust,
645	Series 2003-J8, Class A, 5.25%, 12/25/33	616
1,419	Series 2004-J1, Class A15, 5.25%, 04/25/34	1,423
1,553	Series 2004-J2, Class A2, FRN, 5.29%, 06/25/34	1,537
2,154	Series 2005-AR3, Class 3A3, VAR, 4.85%, 06/19/35	2,140
3,424	Series 2005-AR3, Class 3A4, VAR, 4.85%, 06/19/35	3,402
	GSR Mortgage Loan Trust,
228	Series 2004-3F, Class 3A8, 13.50%, 02/25/34	306
1,865	Series 2004-10F, Class 1A1, 4.50%, 08/25/19	1,856
749	Series 2004-10F, Class 2A1, 5.00%, 08/25/19	750
251	Series 2004-13F, Class 3A3, 6.00%, 11/25/34	227
4,119	Series 2005-7F, Class 3A9, 6.00%, 09/25/35	4,147
1,977	Series 2006-1F, Class 1AP, PO, 02/25/36	1,516
6,531	Series 2006-1F, Class 2A4, 6.00%, 02/25/36	6,671
3,100	Series 2007-1F, Class 2A4, 5.50%, 01/25/37	3,060
	Indymac Index Mortgage Loan Trust,
15,488	Series 2005-AR11, Class A7, FRN, IO, 0.72%, 08/25/35	196
551	Series 2006-AR3, Class 2A1A, VAR, 6.37%, 03/25/36	552
115	Kidder Peabody Mortgage Assets Trust,
	Series B, Class A1, PO, 04/22/18	102
2,916	Lehman Mortgage Trust,
	Series 2006-2, Class 1A1, VAR, 6.48%, 04/25/36	2,935
	MASTR Adjustable Rate Mortgages Trust,
247	Series 2004-4, Class 2A1, VAR, 6.92%, 05/25/34	248
2,106	Series 2004-13, Class 2A1, FRN, 3.82%, 04/21/34	2,081
6,505	Series 2004-13, Class 3A6, FRN, 3.79%, 11/21/34	6,421
1,476	Series 2004-15, Class 3A1, VAR, 6.62%, 12/25/34	1,489
	MASTR Alternative Loans Trust,
748	Series 2003-8, Class 3A1, 5.50%, 12/25/33	728
585	Series 2003-9, Class 8A1, 6.00%, 01/25/34	567
265	Series 2004-1, Class 30, PO, 02/25/34	209
1,452	Series 2004-3, Class 2A1, 6.25%, 04/25/34	1,479

610	Series 2004-3, Class 30, PO, 04/25/34	491
607	Series 2004-3, Class 30X1, IO, 6.00%, 04/25/34	111
687	Series 2004-5, Class 30, PO, 06/25/34	568
323	Series 2004-5, Class 30X1, IO, 6.00%, 06/25/34	51
375	Series 2004-6, Class 30X1, IO, 5.50%, 07/25/34	68
3,394	Series 2004-6, Class 7A1, 6.00%, 07/25/34	3,426
322	Series 2004-7, Class 30, PO, 08/25/34	260
1,149	Series 2004-7, Class AX1, IO, 5.50%, 08/25/34	238
1,693	Series 2004-10, Class 1A1, 4.50%, 09/25/19	1,655
	MASTR Asset Securitization Trust,
886	Series 2003-2, Class 2A1, 4.50%, 03/25/18	869
857	Series 2003-4, Class 2A1, 6.25%, 06/25/33	860
655	Series 2003-4, Class 2A2, 5.00%, 05/25/18	656
748	Series 2003-4, Class 3A2, 5.00%, 05/25/18	745
429	Series 2003-4, Class 5A1, 5.50%, 05/25/33	428
470	Series 2003-10, Class 15, PO, 11/25/18	382
927	Series 2003-11, Class 6A2, 4.00%, 12/25/33	920
292	Series 2003-11, Class 15, PO, 12/25/18	243
2,008	Series 2003-12, Class 6A1, 5.00%, 12/25/33	1,937
345	Series 2004-1 Class 30, PO, 02/25/34	271
495	Series 2004-3, Class PO, PO, 03/25/34	403
2,696	Series 2004-4, Class 3A1, 4.50%, 04/25/19	2,663
1,504	Series 2004-6, Class 2A9, 5.25%, 11/26/16	1,495
1,106	Series 2004-8, Class 1A1, 4.75%, 08/25/19	1,094
1,041	Series 2004-8, Class PO, PO, 08/25/19	840
453	Series 2004-9, Class 5A1, 5.25%, 09/25/19	453
4,836	MASTR Resecuritization Trust,
	Series 2005-PO, Class 3, PO, 05/28/35 (e)	3,335
	Merrill Lynch Trust,
4	Series 7, Class B, PO, 04/20/18	4
124	Series 47, Class Z, 8.99%, 10/20/20	134
577	Merrill Lynch Mortgage Investors, Inc.,
	Series 2005-A1, Class 3A, VAR, 5.21%, 12/25/34	573
(h)	Morgan Stanley Mortgage Trust,
	Series 35, Class 2, IF, HB, 8,463.60%, 04/20/21	1
1,576	MortgageIT Trust,
	Series 2005-1, Class 1A1, FRN, 5.11%, 02/25/35	1,563
	Nomura Asset Acceptance Corp.,
738	Series 2003-A1, Class A1, 5.50%, 05/25/33	729
366	Series 2003-A1, Class A2, 6.00%, 05/25/33	368
48	Series 2003-A1, Class A5, 7.00%, 04/25/33	48
333	Series 2003-A1, Class A7, 5.00%, 04/25/18	332
1,298	Series 2004-R2, Class A1, VAR, 6.50%, 10/25/34 (e)	1,304
	Prime Mortgage Trust,
643	Series 2004-1, Class 2A3, 5.25%, 08/25/34	643
1,580	Series 2005-4, Class 2PO, PO, 10/25/35	1,122
	Residential Accredit Loans, Inc.,
1,000	Series 2001-QS19, Class A2, 6.00%, 12/25/16	991
245	Series 2002-QS16, Class A3, IF, 6.61%, 10/25/17	254
862	Series 2003-QR19, Class CB4, 5.75%, 10/25/33	830

674	Series 2003-QS3, Class A2, IF, 5.96%, 02/25/18	705
1,487	Series 2003-QS3, Class A8, IF, IO, 2.81%, 02/25/18	113
1,821	Series 2003-QS9, Class A3, IF, IO, 2.76%, 05/25/18	166
2,089	Series 2003-QS12, Class A2A, IF, IO, 2.81%, 06/25/18	185
915	Series 2003-QS12, Class A5, IO, 5.00%, 06/25/18	131
13,101	Series 2003-QS13, Class A6, IF, IO, 0.60%, 07/25/33	214
2,353	Series 2003-QS14, Class A1, 5.00%, 07/25/18	2,339
2,277	Series 2003-QS18, Class A1, 5.00%, 09/25/18	2,264
2,030	Series 2004-QA4, Class NB3, VAR, 5.40%, 09/25/34	2,010
672	Series 2004-QA6, Class NB2, VAR, 5.28%, 12/26/34	673
1,689	Series 2004-QS8, Class A2, 5.00%, 06/25/34	1,663
1,682	Series 2004-QS10, Class A6, 6.00%, 07/25/34	1,687
2,000	Series 2005-QA6, Class A32, VAR, 5.62%, 05/25/35	1,963
387	Series 2005-QA7, Class A21, VAR, 4.82%, 07/25/35	379
478	Series 2005-QA10. Series A31, VAR, 5.60%, 09/25/35	473
590	Series 2006-QA1, Class A21, VAR, 5.97%, 01/25/36	588
544	Series 2006-QS4, Class A7, IF, 5.32%, 04/25/36	542
1,608	Series 2007-QS1, Class 1A1, 6.00%, 01/25/37	1,655
	Residential Asset Securitization Trust,
645	Series 2003-A13, Class A3, 5.50%, 01/25/34	594
495	Series 2003-A14, Class A1, 4.75%, 02/25/19	487
472	Series 2005-A11, Class PO, PO, 10/25/35	364
2,784	Series 2006-A4, Class 2A5, 6.00%, 05/25/36	2,788
1,000	Series 2006-A6, Class 2A13, 6.00%, 07/25/36	982
	Residential Funding Mortgage Securities I,
1,487	Series 2003-S7, Class A17, 4.00%, 05/25/33	1,376
336	Series 2003-S11, Class A1, 2.50%, 06/25/18	327
1,295	Series 2003-S12, Class 4A5, 4.50%, 12/25/32	1,245
1,554	Series 2003-S13, Class A3, 5.50%, 06/25/33	1,416
954	Series 2003-S14, Class A4, PO, 07/25/18	807
1,207	Series 2004-S6, Class 2A6, PO, 06/25/34	953
1,370	Series 2004-S6, Class 3A5, 4.50%, 06/25/19	1,333
1,910	Series 2005-SA4, Class 1A1, VAR, 4.95%, 09/25/35	1,944
	Residential Funding Securities Corp.,
125	Series 2002-RM1, Class AP1, PO, 12/25/17	112
275	Series 2003-RM2, Class AP3, PO, 05/25/33	223
	Salomon Brothers Mortgage Securities VII, Inc.,
14	Series 2000-UP1, Class A2, 8.00%, 09/25/30	14
333	Series 2003-UP2, Class 1, PO, 12/25/18	292
2,934	Structured Adjustable Rate Mortgage Loan Trust,
	Series 2004-6, Class 5A4, VAR, 4.97%, 06/25/34	2,821
	Structured Asset Securities Corp.,
124	Series 2002-10H, Class 1AP, PO, 05/25/32	113
1,036	Series 2003-8, Class 1A2, 5.00%, 04/25/18	1,025
8,043	Series 2004-20, Class 1A3, 5.25%, 11/25/34 (m)	7,863
	WaMu Mortgage Pass-Through Certificates,
514	Series 2002-S8, Class 2A7, 5.25%, 01/25/18	513
1,564	Series 2003-AR4, Class A6, VAR, 3.42%, 05/25/33	1,562
777	Series 2003-AR7, Class A6, VAR, 3.03%, 08/25/33	774
197	Series 2003-AR8, Class A, FRN, 4.03%, 08/25/33	195

917	Series 2003-S7, Class A1, 4.50%, 08/25/18	895
1,549	Series 2003-S8, Class A4, 4.50%, 09/25/18	1,500
1,554	Series 2003-S8, Class A6, 4.50%, 09/25/18	1,511
388	Series 2003-S9, Class P, PO, 10/25/33	292
2,316	Series 2003-S10, Class A5, 5.00%, 10/25/18	2,300
350	Series 2003-S10, Class A6, PO, 10/25/18	275
585	Series 2004-AR3, Class A2, VAR, 4.24%, 06/25/34	579
620	Series 2006-AR10, Class 2P, VAR, 0.00%, 09/25/36	553
	Washington Mutual Alternative Mortgage Pass-Through Certificates,
19,445	Series 2005-2, Class 1A4, IF, IO, 0.26%, 04/25/35	360
1,489	Series 2005-4, Class CB7, 5.50%, 06/25/35	1,443
879	Series 2005-4, Class DP, PO, 06/25/20	713
2,739	Series 2005-6, Class 2A4, 5.50%, 08/25/35	2,680
	Washington Mutual MSC Mortgage Pass-Through Certificates,
1,731	Series 2002-MS12, Class A, 6.50%, 05/25/32	1,733
454	Series 2004-RA4, Class 1P, PO, 04/25/19	401
	Wells Fargo Mortgage Backed Securities Trust,
1,191	Series 2003-8, Class A9, 4.50%, 08/25/18	1,149
1,221	Series 2003-11, Class 1A, PO, 10/25/18	1,014
3,625	Series 2003-11, Class 1A4, 4.75%, 10/25/18	3,608
1,404	Series 2003-13, Class A7, 4.50%, 11/25/18	1,343
451	Series 2003-14, Class 1A1, 4.75%, 12/25/18	445
30,594	Series 2003-16, Class 2AIO, IO, VAR, 0.11%, 12/25/18	116
1,076	Series 2003-16, Class 2A1, 4.50%, 12/25/18	1,052
982	Series 2003-17, Class 2A4, 5.50%, 01/25/34	980
1,477	Series 2003-17, Class A, PO, 01/25/34	1,143
789	Series 2003-K, Class 1A2, FRN, 4.49%, 11/25/33	762
470	Series 2004-1, Class A11, Zero Coupon, 02/25/34	304
1,001	Series 2004-7, Class 2A1, 4.50%, 07/25/19	977
3,455	Series 2004-7, Class 2A2, 5.00%, 07/25/19	3,438
3,649	Series 2004-BB, Class A4, FRN, 4.56%, 01/25/35	3,624
3,901	Series 2004-EE, Class 3A1, FRN, 3.99%, 12/25/34	3,870
5,007	Series 2004-P, Class 2A1, FRN, 4.24%, 09/25/34	4,991
510	Series 2004-Q, Class 1A3, FRN, 4.90%, 09/25/34	503
3,682	Series 2004-S, Class A5, FRN, 3.54%, 09/25/34	3,638
1,253	Series 2004-S, Class A7, FRN, 3.54%, 09/25/34	1,235
947	Series 2005-9, Class 1, PO, 10/25/35	697
693	Series 2005-15, Class A, PO, 12/25/20	540
2,508	Series 2005-AR10, Class 2A4, FRN, 4.11%, 06/25/35	2,476
1,623	Series 2005-AR16, Class 2A1, VAR, 4.94%, 10/25/35	1,633
1,991	Series 2006-3, Class A8, 5.50%, 03/25/36	1,975
348	Series 2006-AR17, Class A1, FRN, 5.34%, 10/25/36	347
2,200	Series 2007-7, Class A7, 6.00%, 06/25/37	2,119
		295,736
	Total Collateralized Mortgage Obligations
	(Cost $719,792)	728,743

Commercial Mortgage-Backed Securities — 0.2%
66	Bear Stearns Commercial Mortgage Securities,
	Series 2000-WF1, Class A1, VAR, 7.64%, 02/15/32	67

1,745	CS First Boston Mortgage Securities Corp.,
	Series 1998-C2, Class A2, 6.30%, 11/15/30	1,753
	Total Commercial Mortgage-Backed Securities
	(Cost $1,824)	1,820

Mortgage Pass-Through Securities — 22.2%
	Federal Home Loan Mortgage Corp. Gold Pools,
469	3.50%, 05/01/19	442
16,988	4.00%, 06/01/13 - 06/01/19 (m)	16,504
829	4.00%, 10/01/33	768
650	4.50%, 10/01/18	640
196	5.50%, 06/01/17	199
5,539	5.50%, 05/01/27	5,589
8,910	5.50%, 10/01/33 - 07/01/35	8,934
2,794	6.00%, 01/01/14 - 02/01/24	2,859
1,017	6.00%, 06/01/17 - 04/01/18	1,041
2,499	6.00%, 11/01/28 - 12/01/33	2,548
3,101	6.50%, 08/01/12 - 03/01/22	3,205
2,274	6.50%, 05/01/22 - 03/01/26	2,354
7,617	6.50%, 05/01/24 - 11/01/36 (m)	7,845
972	7.00%, 12/01/14 - 03/01/16	1,002
1,398	7.00%, 01/01/17 - 07/01/17	1,456
3,350	7.00%, 07/01/29 - 10/01/36	3,497
326	7.50%, 07/01/08 - 12/01/15	334
110	8.50%, 08/01/30	118
253	10.50%, 07/20/21	291
	Federal Home Loan Mortgage Corp., Conventional Pools,
27	7.50%, 03/01/09 - 05/01/17	29
1	8.00%, 04/01/09	1
28	8.75%, 06/01/17	28
16	10.50%, 05/01/19	18
39	12.00%, 08/01/15 - 07/01/19	43
837	ARM, 4.13%, 04/01/34	828
812	ARM, 4.27%, 12/01/33	828
383	ARM, 4.66%, 03/01/35	383
490	ARM, 5.39%, 07/01/37	493
1,852	ARM, 5.48%, 03/01/36	1,873
1,373	ARM, 5.73%, 11/01/36	1,389
4,386	ARM, 5.89%, 02/01/36 - 10/01/37	4,462
644	ARM, 5.93%, 10/01/36	652
181	ARM, 7.00%, 01/01/30	183
	Federal National Mortgage Association Various Pools,
14,792	4.00%, 07/01/18 - 12/01/18 (m)	14,290
3,240	4.00%, 08/01/33 - 04/01/34	3,005
1,733	4.00%, 11/01/33	1,579
2,644	4.50%, 11/01/14 - 08/01/33	2,614
10,489	4.50%, 07/01/18 - 12/01/19	10,337
2,856	4.50%, 05/01/29 - 02/01/35	2,723
3,536	5.00%, 12/01/16 - 10/01/19	3,544
6,954	5.00%, 05/01/33 - 09/01/35	6,830

2,601	5.50%, 06/01/12 - 09/01/33	2,638
439	5.50%, 09/01/19	445
11,540	5.50%, 04/01/33 - 03/01/34	11,587
2,127	6.00%, 06/01/08 - 04/01/24	2,173
4,962	6.00%, 06/01/16 - 07/01/21	5,080
5,029	6.00%, 12/01/28 - 09/01/33	5,130
39	6.25%, 07/01/23	40
2,009	6.50%, 04/01/08 - 08/01/20	2,077
6,517	6.50%, 06/01/16 - 06/01/36	6,736
1,441	6.50%, 03/01/29 - 08/01/33	1,499
4,743	7.00%, 12/01/16 - 08/01/21	4,933
3,054	7.00%, 04/01/17 - 03/01/36	3,195
1,113	7.00%, 12/01/36 - 10/01/46	1,146
250	7.50%, 03/01/17 - 10/01/17	261
132	7.50%, 09/01/21	141
754	7.50%, 08/01/36	789
640	8.00%, 04/01/11 - 01/01/16	664
1586	8.00%, 03/01/27 - 07/01/28	1,699
188	8.50%, 12/01/07 - 09/01/11	198
399	8.50%, 04/01/26 - 02/01/30	429
4	9.00%, 02/01/10	4
687	9.00%, 05/01/18 - 06/01/31	746
25	9.50%, 07/01/28	27
60	10.00%, 07/01/19 - 02/01/24	68
79	10.20%, 06/25/21	92
47	10.25%, 07/15/13	53
26	10.50%, 11/01/18	30
55	11.00%, 04/01/19	64
26	11.00%, 08/20/20	30
39	12.50%, 01/01/16	44
1,083	ARM, 3.96%, 06/01/34	1,069
969	ARM, 3.99%, 05/01/34	969
993	ARM, 4.02%, 02/01/34	988
1,378	ARM, 4.11%, 09/01/33	1,357
600	ARM, 4.15%, 01/01/34	598
1,012	ARM, 4.19%, 10/01/34	1,006
761	ARM, 4.23%, 04/01/34	748
1,767	ARM, 4.25%, 07/01/33	1,795
944	ARM, 4.31%, 06/01/35	940
419	ARM, 4.62%, 05/01/35	416
909	ARM, 4.66%, 09/01/34	908
751	ARM, 4.67%, 05/01/35	756
2,836	ARM, 4.69%, 04/01/35	2,830
879	ARM, 4.72%, 02/01/35	880
1,298	ARM, 4.73%, 10/01/34	1,292
3,397	ARM, 4.74%, 04/01/35	3,441
1,127	ARM, 4.77%, 10/01/34	1,123
848	ARM, 4.79%, 09/01/35	854
2,436	ARM, 4.80%, 08/01/34 - 10/01/34	2,445
849	ARM, 4.81%, 04/01/34	857

6,760	ARM, 4.83%, 01/01/35 (m)	6,776
813	ARM, 4.87%, 01/01/33	815
625	ARM, 4.91%, 02/01/35	626
1,521	ARM, 4.97%, 07/01/33	1,523
4,037	ARM, 5.00%, 08/01/34 - 05/01/35	4,057
1,817	ARM, 5.02%, 08/01/34	1,814
1,938	ARM, 5.12%, 11/01/33	1,946
2,219	ARM, 5.15%, 10/01/34	2,259
1,470	ARM, 5.32%, 09/01/36	1,482
62	ARM, 5.53%, 09/01/27	62
244	ARM, 5.55%, 03/01/29	248
91	ARM, 5.56%, 11/01/32	92
46	ARM, 6.71%, 03/01/19	46
433	ARM, 6.78%, 11/01/33	438
	Government National Mortgage Association Various Pools,
782	3.50%, 09/20/33	685
1,001	6.00%, 04/20/17 - 06/15/18	1,023
266	6.38%, 08/15/26	275
1,171	6.50%, 08/15/22 - 11/15/23	1,214
1,222	6.50%, 03/15/28 - 04/15/33	1,272
189	7.00%, 09/15/14 - 10/15/16	197
112	7.00%, 08/15/23	118
2,468	7.00%, 04/15/32 - 06/15/33	2,619
117	7.50%, 11/15/17	122
393	7.50%, 11/15/22 - 01/15/33	417
88	8.00%, 01/15/08 - 11/20/28	96
699	8.00%, 01/15/16	739
38	8.50%, 07/15/08 - 05/20/25	42
15	9.00%, 02/15/30 - 01/15/31	17
28	11.00%, 01/15/21	32
	Total Mortgage Pass -Through Securities
	(Cost $221,678)	224,100

U.S. Government Agency Securities — 1.2%
4,035	Federal Home Loan Bank System,
	4.72%, 09/20/12	4,058
	Federal Home Loan Mortgage Corp.,
1,554	6.63%, 09/15/09 (m)	1,631
518	6.88%, 09/15/10	560
21	Federal Housing Authority,
	7.43%, 08/01/20	21
	Federal National Mortgage Association,
518	5.50%, 03/15/11	546
3,159	6.13%, 03/15/12	3,427
1,036	6.63%, 09/15/09 (m)	1,087
1,036	7.25%, 01/15/10	1,110
	Total U.S. Government Agency Securities
	(Cost $12,172)	12,440

U.S. Treasury Obligations — 0.3%

2,460	U.S. Treasury Bonds,
	12.00%, 08/15/13	2,602
	U.S. Treasury Bonds Coupon STRIPS,
82	08/15/11	73
932	05/15/14	733
129	02/15/16	93
	Total U.S. Treasury Obligations
	(Cost $3,779)	3,501

	Total Long-Term Investments
	(Cost $961,331)	972,677
Shares
Short-Term Investment — 3.5%
Investment Company — 3.5%
34,780	JPMorgan Liquid Assets Money Market Fund,
	Institutional Class (b)
	(Cost $34,780)	34,780

Total Investments — 99.8%
(Cost $996,111)	1,007,457
Other Assets in Excess of Liabilities — 0.2%	2,298
NET ASSETS — 100.0%	$1,009,755

Percentages indicated are based on net assets.

ABBREVIATIONS:

(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by JPMorgan Investment Advisors Inc.
(e)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(h)	Amount rounds to less than one thousand (shares or dollars).
(m)

All or a portion of this security is reserved for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, and reverse repurchase agreements.

ARM	Adjustable Rate Mortgage
CMO	Collateralized Mortgage Obligation
FRN	Floating Rate Note. The rate shown is the rate in effect as of November 30, 2007.
HB

High Coupon Bonds (a.k.a. "IOettes") represent the right to receive interest payments on an underlying pool of mortgages with similar features as those associated with IO securities. Unlike IO's the owner alsohas a right to receive a very small portion of principal. The high interest rates result from taking interest payments from other classes in the Real Estate Mortgage Investment Conduit trust and allocating them tothe small principal of the HB class.

IF

Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index. The interest rate shown is the rate in effect as of November 30, 2007. The rate may be subject to a cap and a floor.

IO

Interest Only represents the right to receive the monthly interest payment on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool. The yields on these securities exceed yields on other mortgage-backed securities because their cash flow patterns are more volatile and there is a greater risk that the initial investment will not be fully recouped. These securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.

PO

Principal Only represents the right to receive the principal portion only on an underlying pool of mortgage loans. The market value of these securities is extremely volatile in response to changes in market interest rates. As prepayments on the underlying mortgages of these securities increase, the yield on these securities increases.

REMICS	Real Estate Mortgage Investment Conduits
STRIPS

Separate Trading of Registered Interest and Principal Securities. The STRIPS program lets investors hold and trade individual interest and principal components of eligible notes and bonds as separate securities.

SUB	Step-Up Bond. The interest rate shown is the rate in effect as of November 30, 2007.
VAR	Variable Rate Note. The interest rate shown is the rate in effect as of November 30, 2007.

As of November 30, 2007, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$22,978
Aggregate gross unrealized depreciation	(11,632)
Net unrealized appreciation/depreciation	$11,346

Federal income tax cost of investments	$996,111

JPMorgan Municipal Income Fund
Schedule of Portfolio Investments
As of November 30, 2007 (Unaudited)
(Amounts in thousands)

Principal Amount ($)	Description (t)	Value ($)

Long-Term Investments — 98.2%

Municipal Bonds — 97.2%

Alabama — 1.3%
	Alabama 21st Century Authority, Tobacco Settlement,
1,020	Rev., 5.50%, 12/01/10	1,054
1,790	Rev., 5.75%, 06/01/10	1,871
2,000	Rev., 5.75%, 12/01/11	2,061
2,290	Rev., 5.85%, 06/01/10	2,393
3,365	Alabama Public School & College Authority, Capital Improvement,
	Rev., 5.25%, 11/01/08	3,473
2,000	Alabama State Dock Authority,
	Series A, Rev., AMT, MBIA, 5.00%, 10/01/14	2,129
1,290	Fairfield Industrial Development Board, USX Corp. Project,
	Rev., VAR, 5.40%, 11/01/11	1,338
6,615	Montgomery Medical Clinic Board, Jackson Hospital & Clinic,
	Rev., 5.13%, 03/01/16	6,611
		20,930

Alaska — 2.0%
4,800	Alaska Housing Finance Corp., Home Mortgage,
	Series A, Rev., AMT, MBIA, 5.00%, 06/01/15	4,996
	Alaska Student Loan Corp.,
4,500	Series A, Rev., 5.00%, 06/01/11	4,686
3,690	Series A, Rev., AMBAC, 6.05%, 07/01/10	3,860
3,000	Series A-2, Rev., AMT, 5.00%, 12/01/16	3,181
3,000	Series A-3, Rev., AMT, 5.00%, 06/01/13	3,171
	City of North Slope Boro, Capital Appreciation,
1,000	Series A, GO, MBIA, Zero Coupon, 06/30/10	913
6,350	Series A, GO, MBIA, Zero Coupon, 06/30/13	5,166
2,000	Series B, GO, MBIA, Zero Coupon, 06/30/09	1,894
4,805	Four Dam Pool Power Agency, Electrical,
	Rev., LOC: Dexia Credit Local, 5.00%, 07/01/14	4,948
		32,815

Arizona — 3.6%
530	Arizona Housing Finance Authority,
	Series 2A, Rev., VAR, GNMA/FNMA/FHLMC, 5.63%, 07/01/12	538
	Arizona State University,
2,100	COP, MBIA, 5.00%, 07/01/15	2,292
2,150	COP, MBIA, 5.00%, 07/01/16	2,349
3,605	COP, MBIA, 5.00%, 07/01/17	3,918
10,000	Rev., FSA, 5.25%, 01/09/08 (f) (u)	10,308
3,595	Series B, GO, 5.00%, 07/01/12 (p)	3,831
5,670	Series B, GO, 5.00%, 07/01/16	6,260
755	City of Phoenix, IDA, Single-Family Mortgage,
	Series 2002-2, Rev., VAR, AMT, GNMA/FNMA/FHLMC, 5.95%, 09/01/12	762
1,840	Gila County,
	COP, 6.40%, 06/01/14 (i)	1,899
1,000	Gila County, IDA, Cobre Valley Community Hospital,

	Rev., ACA, 6.00%, 12/01/10	1,037
1,385	Maricopa County IDA, Multi-Family Housing, Coral Point Apartments Project,
	Series B, Rev., VAR, 5.10%, 03/01/08	1,386
	Maricopa County IDA, Single-Family Mortgage,
5,919	Series 1B, Rev., VAR, GNMA/FNMA, 4.95%, 05/01/16	6,312
775	Series 2B, Rev., VAR, GNMA/FNMA/FHLMC, 5.95%, 09/01/12	782
5,210	Maricopa County Unified School District No 11-Peoria,
	GO, FSA, 5.25%, 07/01/13	5,708
15	Pima County IDA, Single-Family Mortgage,
	Series A-1, Rev., GNMA/FNMA/FHLMC, 5.00%, 11/01/10	15
5,975	Pinal County,
	COP, 5.25%, 12/01/14	6,206
2,000	Tucson & Prima County IDA,
	Series B, Rev., GNMA/FNMA/FHLMC, 4.60%, 06/01/17	2,053
	Tucson & Pima Counties, IDA, Single-Family Mortgage, Mortgage-Backed Securities Program,
945	Series 1A, Rev., GNMA COLL, 5.63%, 07/01/12	960
75	Series 1A, Rev., GNMA/FNMA, 5.70%, 01/01/10	76
45	Series 1A, Rev., GNMA/FNMA, 6.10%, 01/01/10	46
3,000	Series A-1, Rev., GNMA/FNMA/FHLMC, 5.35%, 07/01/16	3,222
		59,960

Arkansas — 1.0%
1,000	Arkansas Development Finance Authority, Mortgage-Backed Securities Mortgage Loan,
	Series D, Rev., AMT, GNMA/FNMA, 5.50%, 01/01/17	1,066
	Baxter County, Hospital Improvement,
1,000	Rev., 5.00%, 09/01/16	1,001
5,000	Series A, Rev., 5.60%, 09/01/09	5,056
	City of Springdale, Sales & Use Tax,
2,000	Rev., FSA, 4.20%, 07/01/13	2,010
3,000	Rev., FSA, 4.25%, 07/01/13	3,007
	Fayetteville, Sales & Use Tax,
265	Rev., FSA, 4.13%, 11/01/15	264
330	Rev., FSA, 4.25%, 11/01/15	330
1,200	Series A, Rev., FSA, 4.00%, 11/01/16	1,217
35	Lonoke County Residential Housing Facilities Board, Single-Family Mortgage,
	Series A-2, Rev., FNMA COLL, 7.90%, 04/01/11	36
2,000	Rogers Arkansas Water Revenue Improvement, Capital Improvement,
	GO, XLCA, 4.25%, 03/01/17	2,023
17	Stuttgart Public Facilities Board, Single-Family Mortgage,
	Series A, Class A-2, Rev., FNMA COLL, 7.90%, 01/04/08	17
		16,027

California — 3.9%
1,600	California Home Mortgage Finance Authority, Mortgage-Backed Securities Program,
	Series E, Rev., GNMA/FNMA/FHLMC, 4.35%, 02/01/17	1,619
1,480	California Housing Finance Agency, Multi-Family Housing III,
	Series A, Rev., AMT, GO OF AGY, 5.38%, 02/01/09	1,500
	California Rural Home Mortgage Finance Authority, Single-Family Mortgage, Mortgage-Backed Security Program,
110	Series A, Rev., GNMA/FNMA, 5.00%, 06/01/11	111
2,000	Series A, Rev., GNMA/FNMA/FHLMC, 4.20%, 02/01/17	2,023
2,500	Series A, Rev., GNMA/FNMA/FHLMC, 5.40%, 06/01/16	2,637
2,500	Series C, Rev., GNMA/FNMA/FHLMC, 4.10%, 02/01/17	2,518

5,345	Series FH-1, Rev., 5.50%, 02/01/16	5,642
5,000	California State Public Works Board, Department of Corrections and Rehabilitation,
	Series J, Rev., 5.00%, 01/01/16	5,314
4,830	California Statewide Communities Development Authority, Poinsettia Apartments,
	Series B, Rev., VAR, LIQ: FNMA, 4.75%, 06/15/11	4,967
1,000	Golden State Tobacco Securitization Corp.,
	Series A-1, Rev., 5.00%, 06/01/15	1,004
4,375	Kaweah Delta Health Care District,
	Rev., 5.00%, 08/01/12	4,474
3,400	Pasadena Area Community College District,
	Series C, GO, AMBAC, Zero Coupon, 08/01/14	2,626
110	Redondo Beach, Redevelopment Agency, Residential Mortgage,
	Series B, Rev., 6.25%, 01/04/08 (i)	110
5,000	Sacramento City Financing Authority,
	Rev., FGIC, 5.00%, 12/01/15	5,262
	State of California,
3,415	GO, 5.00%, 06/01/13	3,648
5,000	GO, 5.00%, 03/01/14	5,356
5,000	GO, 5.00%, 08/01/15	5,200
5,000	GO, 5.00%, 10/01/15	5,394
5,000	GO, 5.13%, 04/01/14	5,269
		64,674

Colorado — 4.4%
2,300	Arapahoe County, Single-Family Mortgage,
	Rev., IMI, Zero Coupon, 09/01/10 (p)	2,087
1,920	City of Aurora, Colorado, McKesson Corp. Project,
	Series A, Rev., 5.38%, 12/01/11	1,921
5,030	City of Aurora, Single-Family Mortgage,
	Series A-2, Rev., Zero Coupon, 03/01/13 (p)	3,114
2,500	Colorado Health Facilities Authority, Adventist Health,
	Series E, Rev., 5.00%, 11/15/13	2,623
2,415	Colorado Health Facilities Authority, Parkview Medical Center Project,
	Series B, Rev., 5.00%, 09/01/17	2,417
1,445	Colorado Housing & Facilities Finance Authority, Capital Appreciation, Single-Family Program,
	Series C-1, Rev., AMT, Zero Coupon, 05/01/08	433
	Colorado Housing & Facilities Finance Authority, Multi-Family Project,
650	Series C-3, Class I, AMT, Rev., 4.45%, 04/01/11	661
985	Series C-3, Class I, AMT, Rev., 4.55%, 10/01/12	1,007
975	Series C-3, Class I, AMT, Rev., 4.65%, 10/01/12	995
	Colorado Housing & Facilities Finance Authority, Single-Family Program,
185	Series B-2, Rev., MBIA-IBC, 6.80%, 04/01/09	187
1,100	Series C-2, Rev., AMT, FHA/VA MTGS, 7.05%, 10/01/09	1,163
2,500	Countrydale Metropolitan District,
	GO, VAR, Loc: Compass Bank, 3.50%, 12/01/07	2,500
	Denver City & County, Airport
5,000	Series A, Rev., AMBAC, 6.00%, 11/15/10	5,314
2,410	Series D , Rev, FSA, 5.25%, 01/09/08 (f) (u)	2,555
4,070	Series D , Rev., FSA, 5.50%, 01/09/08 (f) (u)	4,308
1,000	Series D , Rev., FSA, 5.50%, 01/09/08 (f) (u)	1,055
2,500	Series D , Rev., FSA, 5.50%, 01/09/08 (f) (u)	2,631

10,850	Denver City & County, Capital Appreciation, Single-Family Mortgage,
	Series A, Rev., MGIC, Zero Coupon, 07/01/08	7,890
4,916	Denver City & County, Single-Family Mortgage,
	Series A, Rev., VAR, AMT, GNMA/FNMA/FHLMC, 5.50%, 08/01/16	5,168
	Denver City & County, Single-Family Mortgage, Metropolitan Mayors Caucus,
180	Rev., VAR, GNMA/FNMA/FHLMC COLL, 6.00%, 05/01/12	182
430	Series A, Rev., VAR, GNMA/FNMA/FHLMC COLL, 6.15%, 05/01/12	439
165	Series A, Rev., VAR, GNMA/FNMA/FHLMC COLL, 7.30%, 11/01/10	168
1,000	Denver City & County, Special Facilities, Rental Car Project,
	Series A, Rev., MBIA, 6.00%, 01/01/09	1,033
5,660	Douglas County, School District No. Re-1,
	Series 163, GO, VAR, MBIA, 6.04%, 12/06/07	6,393
	El Paso County, Single-Family Mortgage,
195	Series A, Rev., GNMA/FNMA/FHLMC COLL, 6.20%, 05/01/09	197
3,390	Series A, Rev., VAR, GNMA/FNMA, 4.75%, 03/01/16	3,542
1,750	El Paso County, Southern Front Range,
	Series E, Rev., AMT, GNMA/FNMA/FHLMC, 5.85%, 10/01/17	1,871
	Erie,
275	Rev., ACA, 5.13%, 12/01/08 (p)	280
725	Rev., ACA, 5.13%, 12/01/08	728
201	IDK Partners III Trust,
	Series 1999, Class A, Pass-Through Certificates, 5.10%, 08/01/23	201
3,500	Mesa County, Residential,
	Rev., Zero Coupon, 12/01/11 (p)	3,033
6,310	Northern Metropolitan District, Adams County,
	GO, MBIA-IBC, 6.50%, 12/01/16	6,530
		72,626

Connecticut — 0.9%
	City of Stamford, Housing Authority, Rippowam Park Apartments Project,
4,350	Rev., 6.25%, 10/01/08	4,517
9,200	Rev., 6.38%, 10/01/08	9,497
		14,014

Delaware — 1.0%
	Delaware State Housing Authority, Single-Family Mortgage,
1,250	Series A, Rev., GNMA/FNMA/FHLMC, 4.35%, 01/01/17	1,271
1,300	Series A-1, Rev., AMBAC, 5.17%, 07/01/09	1,341
2,500	Series B, Rev., 4.35%, 07/01/17	2,533
5,000	Series C-1, Rev., AMT, 5.55%, 07/01/17	5,427
1,250	Series D-1, Rev., AMT, 4.63%, 07/01/17	1,260
5,000	Delaware Transportation Authority Motor Fuel Tax Revenue,
	Rev., MBIA, 5.00%, 07/01/13	5,420
		17,252

District of Columbia — 1.1%
11,840	District of Columbia,
	COP, AMBAC, 5.25%, 01/01/13	12,605
2,885	District of Columbia Housing Finance Agency, Single-Family Program,
	Series B, Rev., AMT, AMBAC, 5.63%, 06/01/15	3,051
2,895	District of Columbia Tobacco Settlement Financing Corp, Asset-Backed Bonds,
	Rev., 5.20%, 05/15/08	2,908
		18,564

Florida — 6.4%
2,095	Broward County Housing Finance Authority,
	Series B, Rev., AMT, 4.50%, 04/01/17	2,123
5,265	Capital Projects Finance Authority, Capital Projects Loan Program,
	Series F-1, Rev., MBIA, 5.50%, 08/01/11	5,628
5,000	Citizens Property Insurance Corp.,
	Series A, Rev., MBIA, 5.00%, 03/01/17	5,414
4,000	Collier Country School Board,
	COP, FSA, 5.25%, 02/15/21	4,431
4,985	Coral Gables Health Facilities Authority, Baptist Health,
	Rev., VAR, FSA, 5.00%, 08/15/14 (p)	5,438
1,200	Escambia County, Housing Finance Authority, Multi-County Program,
	Series A-1, Rev., GNMA/FNMA/FHLMC, 4.15%, 04/01/16	1,214
2,995	Escambia County Housing Finance Authority, Single-Family Mortgage,
	Series A, Rev., GNMA/FNMA/FHLMC, FHA/VA GTD, 4.80%, 04/01/15	3,019
4,040	Florida Housing Finance Agency, Multi-Family Housing, Andover,
	Series E, Rev., 6.35%, 05/01/08	4,078
20	Florida Housing Finance Corp., Homeowner Mortgage,
	Series 2, AMT, Rev., MBIA, 4.75%, 12/20/07	20
7,605	Florida State Department of Environmental Protection, Preservation,
	Series A, Rev., FSA, 5.50%, 07/01/12	8,281
	Fort Pierce Utilities Authority,
3,685	Rev., AMBAC, 5.00%, 10/01/12	3,940
6,970	Rev., AMBAC, 5.00%, 10/01/13	7,499
	Highlands County Health Facilities Authority, Adventist Health,
2,500	Rev., VAR, 3.95%, 09/01/12	2,499
1,800	Series A, Rev., VAR, 5.00%, 11/15/15	1,875
	Hillsborough County Aviation Authority, Tampa International Airport,
7,890	Series A, Rev., MBIA, 5.38%, 10/01/13	8,530
5,000	Series A, Rev., MBIA, 5.50%, 10/01/13	5,438
	Hillsborough County Housing Finance Authority,
2,000	Rev., AMT, GNMA/FNMA/FHLMC, 5.20%, 04/01/15	2,100
1,875	Series 2, AMT, Rev., GNMA/FNMA/FHLMC, 4.40%, 10/01/16	1,912
	Lee County, Solid Waste System,
1,135	Rev., MBIA, 5.63%, 10/01/11	1,206
6,850	Series A, Rev., AMBAC, 5.00%, 10/01/16	7,097
3,000	Miami-Dade County, Miami International Airport,
	Series B, Rev., AMT, CIFG, 5.00%, 10/01/15	3,147
2,900	Miami-Dade County,
	Sub-Series A, Rev., SO, MBIA, Zero Coupon, 04/01/08	1,876
1,255	Miami-Dade County Housing Finance Authority, Home Ownership Mortgage,
	Series A-1, Rev., GNMA/FNMA, 5.30%, 04/01/15	1,316
2,000	Miami-Dade County School Board,
	Series A, COP, FGIC, 5.00%, 05/01/15	2,168
	Orange County, Housing Finance Authority,
2,560	Series A, Rev., AMT, GNMA, 5.13%, 03/01/17	2,722
820	Series B, Rev., AMT, GNMA/FNMA, 5.40%, 09/01/12	832
1,195	Palm Beach County, North County Courthouse Projects,
	Rev., 5.00%, 12/01/12	1,280
2,790	Pinellas County Housing Finance Authority,

	Series A-2, Rev., AMT, GNMA/FNMA/FHLMC, 4.90%, 03/01/17	2,900
2,270	Pinellas County Housing Finance Authority, Multi-County Program,
	Series B-1, Rev., GNMA/FNMA, 5.20%, 03/01/15	2,375
5,000	Port St. Lucie,
	Rev., MBIA, 5.25%, 09/01/24	5,607
		105,965

Georgia — 1.7%
3,000	Atlanta Urban Residential Finance Authority, Multi-Family Housing,
	Series B, Rev., GNMA/FNMA/FHLMC, 5.50%, 10/01/17	3,168
2,000	City of Atlanta, Water & Wastewater,
	Rev., FSA, 5.00%, 11/01/14	2,115
1,765	Fulton County, Housing Authority Multi-Family Housing, Concorde Place Apartments,
	Series A, Rev., 6.30%, 01/04/08 (p)	1,792
1,750	Hall County School District,
	Series A, GO, 5.00%, 02/01/13 (w)	1,880
	Main Street Natural Gas, Inc.,
3,000	Series A, Rev., 5.50%, 09/15/24	3,029
5,000	Series B, Rev., 5.00%, 03/15/09	5,047
10,660	State of Georgia,
	Series D, GO, 5.25%, 12/01/13	11,767
		28,798

Hawaii — 0.4%
675	Hawaii Housing & Community Development Corp., Multi-Family Housing, Sunset Villas,
	Rev., GNMA COLL, 5.00%, 07/20/10	679
5,000	State of Hawaii,
	Series DG, GO, AMBAC, 5.00%, 07/01/12	5,343
1,000	State of Hawaii, Airports,
	Second Series, Rev., FSA-CR, 6.90%, 07/01/12 (p)	1,084
		7,106

Idaho — 0.2%
	Idaho Housing & Finance Association,
1,210	Series A, Class III, Rev., 5.55%, 07/01/11	1,237
1,675	Series B, Class III, Rev., 5.00%, 01/01/15	1,663
	Idaho Housing & Finance Association, Single-Family Mortgage,
110	Series D, Rev., FHA/VA MTGS, 6.45%, 01/04/08	111
145	Series E-2, Rev, 5.95%, 01/04/08	148
220	Series H, Rev., FHA/VA MTGS, 6.05%, 01/04/08	223
190	Sub Series A, Rev., FHA/VA MTGS, 5.35%, 01/04/08	192
		3,574

Illinois — 4.9%
4,450	Chicago Heights,
	Series A, GO, FGIC, 5.65%, 12/01/08	4,546
6,000	Chicago Housing Authority,
	Rev., FSA, 5.00%, 07/01/09	6,148
5,980	Chicago O'Hare International Airport,
	Series C, Rev., AMT, MBIA, 5.25%, 01/01/15	6,187
5,000	Chicago Transit Authority, Federal Transit Administration,
	Series A, Rev., AMBAC, 5.25%, 06/01/13	5,451
	City of Aurora,
2,976	Series A, Rev., AMT, GNMA/FNMA/FHLMC COLL, FHA/VA GTD, 5.50%, 12/01/39	3,072

2,991	Series B, Rev., GNMA/FNMA/FHLMC COLL, 5.45%, 12/01/39	3,098
	City of Chicago,
7,580	Series A, GO, FSA, 5.25%, 01/01/14	8,164
1,325	Series C, Rev., GNMA/FNMA/FHLMC COLL, 4.20%, 12/01/16	1,341
3,485	City of Chicago, Gas Supply,
	Series B, Rev., VAR, 4.75%, 07/01/09	3,577
100	City of Chicago, Midway Airport,
	Series A, Rev., AMT, FSA, 5.13%, 01/01/11	101
	City of Chicago, Single-Family Mortgage,
1,980	Series B, Rev., VAR, GNMA/FNMA/FHLMC COLL, 6.00%, 04/01/12	2,085
3,950	Series C, Rev., GNMA/FNMA COLL, 5.75%, 12/01/15	4,174
185	Series C, Rev., MBIA-IBC, GNMA/FNMA/FHLMC, 7.00%, 09/01/10	190
5,940	Series E, Rev., GNMA/FNMA/FHLMC COLL, 5.50%, 06/01/16	6,170
4,000	Series K, Rev., GNMA/FNMA/FHLMC, 5.35%, 12/01/16	4,137
35	City of Peru, IDR, Construction Freightways Corp. Project,
	Series B, Rev., 5.25%, 01/01/04 (d) (i)	2
	Illinois Developmental Finance Authority, Multi-Family Housing, Lincoln Place,
3,430	Series A, Rev., GNMA COLL, 6.50%, 07/20/10	3,765
4,465	Series A, Rev., GNMA COLL, 6.60%, 07/20/10	4,877
1,500	Illinois Finance Authority, OSF Healthcare Systems,
	Rev., 5.25%, 05/15/14	1,537
70	Peoria, Moline & Freeport, Single-Family Collateral Mortgage,
	Series A, Rev., GNMA COLL FHA/VA MTGS, 7.60%, 01/04/08	71
	State of Illinois,
2,800	GO, MBIA, 5.00%, 06/01/13	3,003
3,925	Rev., 5.00%, 06/15/14	4,193
	University of Illinois, Academic Facilities Projects,
2,985	Series A, COP, AMBAC, 5.00%, 03/15/12	3,165
1,750	Series A, COP, AMBAC, 5.00%, 03/15/13	1,872
		80,926

Indiana — 1.4%
	City of Indianapolis, Multi-Family Housing, Turtle Creek, North Apartments,
230	Series A, Rev., GNMA COLL/FHA INS, 3.40%, 12/20/09	229
550	Series A, Rev., GNMA COLL/FHA INS, 4.15%, 12/20/09	548
700	Series A, Rev., GNMA COLL/FHA INS, 4.38%, 12/20/09	683
	Indiana Health Facility Financing Authority, Ascension Health
1,175	Series A, Rev., 5.00%, 04/01/10	1,213
1,750	Series A-1, Rev., VAR, 5.00%, 05/01/13	1,839
	Indiana Health & Educational Facilities Finance Authority, Baptist Homes of Indiana,
805	Rev., 5.00%, 11/15/12	830
1,095	Rev., 5.00%, 11/15/15	1,128
1,000	Rev., 5.25%, 11/15/15	1,007
	Indiana Housing & Community Development Authority,
4,840	Series B-2, Rev., GNMA/FNMA, 5.00%, 07/01/14	5,057
3,455	Series C-2, Rev., GNMA/FNMA, 5.00%, 01/01/15	3,594
3,000	Indianapolis Local Public Improvement Bond Bank, Airport Authority,
	Series F, Rev., AMBAC, 5.25%, 01/01/14	3,202
4,050	Indianapolis Local Public Improvement Bond Bank, Waterworks Project,
	Series F, Rev., MBIA, 5.00%, 01/01/16	4,324
60	Town of Fremont, Consolidated Freightways Corp. Project,

Rev., 5.25%, 05/01/04 (d) (i)	4
23,658

Iowa — 0.3%
5,000	Tobacco Settlement Authority of Iowa,
	Series B, Rev., 5.30%, 06/01/11 (p)	5,310

Kansas — 1.9%
1,905	City of Wichita, Hospital Facilities Improvement,
	Series XI, Rev., 6.75%, 11/15/09	2,026
1,015	Kansas Development Finance Authority, Multi-Family Housing, Lom Vista Apartments,
	Series O, Rev., GNMA COLL, 6.50%, 06/20/09	1,068
	Sedgwick & Shawnee Counties,
4,255	Series A, Rev., GNMA/FNMA, 5.40%, 12/01/15	4,570
1,750	Series A-3, Rev., GNMA/FNMA, 5.50%, 06/01/15	1,840
940	Series A-3, Rev., GNMA/FNMA, 5.65%, 06/01/15	993
	Sedgwick & Shawnee Counties, Mortgage-Backed Securities Program,
3,940	Series B-2, Rev., GNMA/FNMA/FHLMC, 5.25%, 06/01/16	4,182
3,470	Series B-4, Rev., GNMA/FNMA/FHLMC, 4.25%, 12/01/16	3,520
1,970	Series B-5, Rev., GNMA/FNMA/FHLMC, 4.10%, 12/01/16	1,993
	Sedgwick & Shawnee Counties, Single-Family Mortgage-Backed Securities Program,
585	Series A, Rev., VAR, GNMA/FNMA, 5.25%, 06/01/12	597
5,720	Series A, Rev., GNMA/FNMA/FHLMC, 5.45%, 06/01/16	6,178
1,115	Series A, Rev., VAR, GNMA/FNMA, 6.05%, 06/01/13	1,150
1,160	Series A-4, Rev., VAR, GNMA/FNMA COLL, 5.65%, 06/01/12	1,167
2,030	Series B-3, Rev., VAR, GNMA/FNMA, 5.75%, 12/01/12	2,142
		31,426

Louisiana — 3.3%
	Calcasieu Parish Public Transportation Authority,
500	Series A, Rev., GNMA/FNMA, 5.55%, 04/01/08	512
335	Series B, Rev., GNMA/FNMA, 5.00%, 04/01/13	340
3,500	Calcasieu Parish Public Transportation Authority, Single-Family Mortgage,
	Series B, Rev., AMT, GNMA/FNMA/FHLMC, 5.35%, 09/01/16	3,653
3,095	City of Shreveport,
	Series A, GO, FGIC, 6.00%, 05/01/09	3,209
2,000	Denham Springs-Livingston Housing & Mortgage Finance Authority, Mortgage-Backed Securities Program,
	Rev., GNMA/FNMA/FHLMC, 5.00%, 04/01/17	2,095
	Jefferson Parish Home Mortgage Authority, Single-Family Mortgage,
755	Series B-1, Rev., VAR, GNMA/FNMA COLL, 6.65%, 06/01/11	790
4,435	Series C, Rev., GNMA/FNMA, 4.50%, 12/01/13	4,475
280	Series C-1, Rev., GNMA/FNMA, 7.00%, 06/01/10	284
1,915	Jefferson Parish School Board,
	Rev., FSA, Zero Coupon, 09/01/08	1,865
1,250	Jefferson Parish, School Board, Sales & Use Tax,
	Series D, Rev., GNMA/FNMA/FHLMC, 4.00%, 12/01/16	1,264
750	Louisiana Correctional Facilities Corp.,
	Rev., AMBAC, 5.00%, 09/01/16	817
	Louisiana Energy & Power Authority,
4,460	Rev., FSA, 5.75%, 01/01/11	4,763
4,320	Rev., FSA, 5.75%, 01/01/12	4,689
2,290	Rev., FSA, 5.75%, 01/01/13	2,521

	Louisiana Housing Finance Agency, Single-Family Access Program,
30	Series B, Rev., GNMA/FNMA COLL, 8.00%, 03/01/25	31
440	Series D-2, Rev., AMT, GNMA/FNMA COLL, 7.05%, 06/01/10	452
2,800	Louisiana Offshore Terminal Authority, Loop LLC Project,
	Rev., VAR, 5.00%, 06/01/12	2,867
5,000	Louisiana Public Facilities Authority, Franciscan Missionaries,
	Series A, Rev., FSA, 5.75%, 07/01/18	5,693
	Louisiana State Military Department, Custody Receipts,
1,470	Rev., 5.00%, 08/01/13	1,542
1,000	Rev., 5.00%, 08/01/15	1,054
3,000	St. Bernard Parish Home Mortgage Authority, Mortgage-Backed Securities Program,
	Series A-2, Rev., GNMA/FNMA/FHLMC, 5.80%, 09/01/17	3,232
1,998	St. Tammany Parish Finance Authority, Home Ownership Program,
	Series A, Rev., GNMA/FNMA/FHLMC, 5.25%, 12/01/16	2,108
	St. Tammany Parish Hospital Service District No. 2,
540	Series B, GO, RADIAN, 5.25%, 03/01/11	556
515	Series B, GO, RADIAN, 5.25%, 03/01/12	533
475	St. Tammany Parish Public Trust Financing Authority, Christwood Project,
	Rev., 5.70%, 11/15/08 (i)	476
	Tangipahoa Parish Hospital Service District No. 1, North Oaks Medical Center Project,
1,805	Series A, Rev., 5.00%, 02/01/12	1,872
3,190	Series A, Rev., 5.38%, 02/01/13	3,383
		55,076

Maryland — 2.2%
640	Baltimore County, Multi-Family Housing, Compound Interest,
	Series A, Rev., FHA, Zero Coupon, 01/04/08	259
2,000	City of Baltimore, Port Facilities,
	Rev., VAR, 6.50%, 12/20/07	2,083
5,000	Maryland State Department of Transportation County Transportation,
	Rev., 5.00%, 05/01/12	5,356
2,000	Maryland State Economic Development Corp., University of Maryland College Parks Project,
	Rev., CIFG, 5.00%, 06/01/16	2,106
	Prince Georges County, Housing Authority, Bristol Pines Apartments Project,
1,200	Rev., FNMA, 4.50%, 12/15/15	1,231
3,760	Rev., VAR, FNMA, 4.85%, 12/15/15	3,712
180	Prince Georges County, Housing Authority, Single-Family Mortgage,
	Series A, Rev., AMT, VAR, GNMA/FNMA/FHLMC, 5.60%, 06/01/12	181
	State of Maryland, State and Local Facilities Lien,
6,000	Series 1, GO, 5.00%, 03/15/17	6,515
13,125	Series 2, GO, 5.00%, 08/01/13	14,218
		35,661

Massachusetts — 2.0%
	Commonwealth of Massachusetts,
8,000	Series B, GO, 5.00%, 11/01/13	8,660
2,500	Series B, GO, FSA, 5.25%, 09/01/21	2,817
3,920	Series D, GO, MBIA, 5.38%, 08/01/12 (p)	4,246
1,795	Massachusetts Educational Financing Authority, Educational Loan,
	Series E, Rev., AMBAC, 4.60%, 01/01/10	1,815
4,000	Massachusetts Housing Finance Agency,
	Series C, Rev., VAR, AMT, 3.80%, 12/01/08	3,993

	Massachusetts Housing Finance Agency, Single-Family Housing,
50	Series 21, Rev., VAR, 7.13%, 06/01/25	50
1,000	Series 124, Rev., VAR, AMT, 4.90%, 12/01/15	1,004
1,135	Massachusetts Industrial Finance Agency, University Commons Nursing,
	Series A, Rev., FHA, 6.55%, 02/01/08	1,195
5,000	Massachusetts State Water Pollution Abatement, MWRA Program,
	Rev., 5.25%, 08/01/24	5,657
	New Bedford Housing Authority, Capital Funding Program,
675	Series A, Rev., 3.40%, 10/01/11	676
700	Series A, Rev., 3.60%, 10/01/12	707
725	Series A, Rev., 3.75%, 10/01/13	737
750	Series A, Rev., 3.90%, 10/01/14	768
		32,325

Michigan — 1.8%
5,430	Detroit Water System,
	Series A, Rev., FSA, 5.00%, 07/01/16	5,891
	Michigan Municipal Bond Authority, Local Government Loan Program,
2,500	Series B, Rev., AMBAC, 5.00%, 12/01/09	2,582
2,500	Series B, Rev., AMBAC, 5.00%, 12/01/10	2,622
	Michigan State Hospital Finance Authority, Oakwood Obligated Group,
5,000	Rev., 5.50%, 11/01/13	5,244
2,500	Series A, Rev., 5.00%, 07/15/15	2,601
	Michigan State Housing Development Authority,
4,000	Series A, Rev., AMT, GO, 5.00%, 12/01/15	4,071
2,030	Series D, Rev., AMT, FSA, 4.95%, 07/01/15	2,045
2,500	Saginaw Hospital Finance Authority, Covenant Medical Center,
	Series G, Rev., 5.13%, 07/01/14	2,561
1,450	Western Michigan University,
	Rev., FGIC, 5.13%, 12/20/07	1,451
		29,068

Minnesota — 1.4%
7	Blaine, IDR, Consolidated Freightways Corp. Project,
	Rev., 5.15%, 01/01/04 (d) (i)	1
7,000	Dakota County Community Development Agency, Mortgage-Backed Securities Program,
	Series A, Rev., GNMA/FNMA/FHLMC, 5.13%, 12/01/17	7,185
5,000	Minneapolis & St. Paul Housing Finance Board, Mortgage-Backed Securities Program,
	Series A-1, Rev., GNMA/FNMA/FHLMC, 5.25%, 12/01/17	5,183
1,625	Minneapolis Community Development Agency, Multi-Family Housing, Riverside Homes Project,
	Rev., 6.10%, 09/01/09	1,643
	Minnesota Housing Finance Agency, Residential Housing Finance,
1,800	Series D, Rev., AMT, 5.50%, 07/01/16	1,914
6,000	Series L, Rev., AMT, 5.50%, 01/01/17	6,433
1,170	Minnesota Housing Finance Agency, Single-Family Mortgage,
	Series A, Rev., 5.75%, 07/01/09	1,210
		23,569

Mississippi — 0.9%
6,400	Mississippi Higher Education Assistance Corp., Student Loan,
	Series B-3, Rev., 5.45%, 03/01/08	6,581
7,695	Mississippi Home Corp,
	Series B-1, Rev., GNMA/FNMA/FHLMC, 5.38%, 12/01/17	8,305

14,886

Missouri — 1.7%
915	Cameron IDA, Cameron Community Hospital,
	Rev., ACA, 6.25%, 12/01/10 (p)	991
2,105	City of St. Louis,
	Series B, Rev., AMT, FSA, 5.00%, 07/01/17	2,183
	Missouri Housing Development Commission, Single-Family Mortgage, Home Ownership Loan Program,
3,705	Series B, Rev., AMT, GNMA/FNMA, 5.80%, 09/01/14	3,939
1,250	Series B1, Rev., GNMA/FNMA/FHLMC, 5.05%, 09/01/16	1,252
5,000	Series C1, Rev., GNMA/FNMA/FHLMC, 5.60%, 03/01/17	5,463
	Missouri Housing Development Commission, Single-Family Homeowner Mortgage,
170	Series B-1, Rev., AMT, GNMA/FNMA COLL, 6.15%, 03/01/10	173
235	Series B-1, Rev., AMT, MBIA-IBC, 7.45%, 03/01/10	239
5,000	Springfield School District No R-12,
	GO, FSA, 5.25%, 03/01/16	5,391
2,995	St. Louis County, Housing Authority, Oakmont Hathaway & Brighton,
	Series A, Rev., LIQ: FNMA, 4.55%, 05/01/11	3,075
3,465	State of Missouri, Housing Development Community, Homeownership Loan Program,
	Series E-1, Rev., AMT, GNMA/FNMA, 5.60%, 03/01/16	3,774
1,385	State of Missouri, Water Pollution Control,
	Series A, GO, 5.00%, 12/01/17	1,531
		28,011

Montana — 0.4%
	Montana Board of Housing, Single-Family Mortgage,
4,925	Series A, Rev., 5.25%, 06/01/15	5,207
1,085	Series B-2, Rev., AMT, 6.00%, 06/01/10	1,093
		6,300

Nebraska — 0.6%
	Nebraska Investment Finance Authority,
3,230	Series C, Rev., 5.50%, 03/01/15	3,432
4,995	Series C, Rev., GNMA/FNMA/FHLMC, 5.25%, 03/01/14	5,199
1,960	Nebraska Public Power District, Refunded Balance,
	Series A, Rev., MBIA, 5.25%, 01/01/08 (p)	1,983
		10,614

Nevada — 1.8%
2,000	Clark County, Pollution Control,
	Series A, Rev., VAR, 3.25%, 03/02/09	1,977
14,575	Clark County School District,
	Series B, GO, FSA, 5.00%, 06/15/14	15,545
1,830	Las Vegas Special Improvement District No. 707, Special Assessment,
	Series A, FSA, 5.40%, 06/01/08	1,882
1,175	Nevada Housing Division, Multi-Unit Housing, Citivista Project,
	Series A, Rev., AMT, FNMA COLL, 5.45%, 10/01/10	1,205
	Nevada Housing Division, Single-Family Mortgage,
90	Series A-1, Rev., AMT, 5.20%, 04/01/08	90
10	Series B-1, Rev., AMT, 6.00%, 01/04/08	10
3,994	Nevada Rural Housing Authority,
	Series A, Rev., AMT, GNMA/FNMA/FHLMC, 5.20%, 03/01/17	4,071
5,445	Nevada System of Higher Education,
	Series B, Rev., AMBAC, 5.00%, 01/01/16	5,826

30,606

New Hampshire — 0.2%
3,545	City of Manchester, School Facilities Revenue,
	Rev., MBIA, 5.50%, 06/01/24	4,090

New Jersey — 4.8%
2,310	Casino Reinvestment Development Authority, New Jersey Hotel Room Fee,
	Rev., AMBAC, 5.00%, 01/01/15	2,512
	New Jersey Economic Development Authority, School Facilities Construction,
1,500	Series O, Rev., 5.00%, 03/01/12	1,589
3,000	Series O, Rev., 5.25%, 03/01/14	3,269
3,000	Series P, Rev., 5.25%, 09/01/15	3,290
	New Jersey Health Care Facilities Financing Authority, Shore Memorial Health Care Systems,
1,295	Rev., RADIAN, 5.00%, 07/01/10	1,323
1,355	Rev., RADIAN, 5.00%, 07/01/11	1,391
5,000	New Jersey State Highway Authority, Senior Parkway,
	Rev., FGIC, 5.50%, 01/01/13 (p)	5,501
	New Jersey Transportation Trust Fund Authority,
5,000	Series A, Rev., 5.25%, 12/15/20	5,555
2,000	Series A, Rev., 5.50%, 12/15/21	2,271
5,000	Series A, Rev., AMBAC, 5.50%, 12/15/15	5,651
8,690	Series B, Rev., AMBAC, 5.25%, 12/15/22	9,710
15,000	Series C, Rev., AMBAC, 5.25%, 12/15/08	15,297
10,000	Series C, Rev., MBIA, 5.25%, 06/15/15 (p)	11,158
	Tobacco Settlement Financing Corp.,
7,875	Series 1A, Rev., 5.00%, 06/01/14	7,945
1,155	Series 1A, Rev., 5.00%, 06/01/16	1,152
2,550	Series 1A, Rev., 5.00%, 06/01/17	2,502
		80,116

New Mexico — 1.2%
	New Mexico Educational Assistance Foundation, Student Loan Program, 1st Sub.,
985	Series A-2, Rev., 6.20%, 01/04/08	995
590	Series A-2, Rev., 6.30%, 01/04/08	597
	New Mexico Mortgage Finance Authority, Single-Family Mortgage,
3,850	Series B-2, Class I, Rev., AMT, GNMA/FNMA/FHLMC, 4.25%, 01/01/17	3,898
5,000	Series B-3, Class I, Rev., AMT, GNMA/FNMA/FHLMC, 4.20%, 01/01/17	5,037
3,825	Series C-2, AMT, Rev., FNMA/GNMA, 4.70%, 09/01/12	3,885
3,725	Series D-1, Class I, Rev., AMT, GNMA/FNMA/FHLMC, 5.85%, 07/01/15	4,029
835	Series E-2, AMT, Rev., GNMA/FNMA/FHLMC COLL, 6.80%, 09/01/09	835
1,125	Taos County,
	Rev., RADIAN, 4.00%, 10/01/11	1,117
		20,393

New York — 7.5%
1,095	Hempstead Town IDA, Adelphi University Civic Facilities,
	Rev., 5.25%, 02/01/09	1,130
	Islip Resource Recovery Agency, 1985 Facility,
1,000	Series F, Rev., FSA, 5.00%, 07/01/12	1,053
2,140	Series F, Rev., FSA, 5.00%, 07/01/13	2,265
1,000	Metropolitan Transportation Authority,
	Series C, Rev., 5.25%, 11/15/14	1,096

1,365	Monroe County, Airport Authority, Greater Rochester International,
	Rev., MBIA, 5.25%, 01/01/12	1,440
	New York City,
2,000	Series A, GO, 5.25%, 01/04/08	2,023
5,000	Series C, GO, 5.50%, 02/01/13	5,436
7,500	Series D, GO, 5.00%, 11/01/14	7,779
5,270	Series G, GO, 5.00%, 08/01/13	5,636
5,000	Series G, GO, 5.00%, 08/01/14	5,383
4,000	Series G, GO, 5.25%, 02/01/14	4,318
3,985	Series J, GO, 5.50%, 06/01/13	4,292
	New York City Transitional Finance Authority, Future Tax Secondary,
5,000	Series A, Rev., VAR, 5.50%, 11/01/11	5,369
10,000	Series B, Rev., 5.00%, 05/01/17	10,936
5,000	Series B, Rev., VAR, 5.25%, 02/01/11	5,258
2,000	New York Municipal Bond Bank Agency,
	Series C, Rev., 5.00%, 06/01/13	2,068
1,295	New York State Dormitory Authority,
	Series B, Rev., VAR, 5.25%, 05/15/12	1,386
6,220	New York State Dormitory Authority, Court Facilities,
	Series A, Rev., 5.25%, 05/15/12	6,640
5,010	New York State Dormitory Authority, Court Facilities Lease,
	Rev., Series A, AMBAC, 5.50%, 05/15/20	5,705
	New York State Dormitory Authority, Jewish Board of Family & Children,
1,100	Rev., AMBAC, 5.00%, 07/01/11	1,159
1,150	Rev., AMBAC, 5.00%, 07/01/12	1,223
2,800	New York State Dormitory Authority, Mental Health Services Facilities Improvement,
	Series B, Rev., 6.00%, 08/15/16	3,163
5,000	New York State Thruway Authority,
	Series B, Rev., FGIC, 5.00%, 10/01/15	5,435
	Port Authority of New York & New Jersey,
5,625	Rev., CONS-117, FGIC, 5.13%, 11/15/08	5,743
3,370	Rev., CONS-124, 5.00%, 08/01/08	3,431
4,130	Rev., CONS-127, AMBAC, 5.50%, 06/16/12	4,409
4,000	Rev., CONS-131, CIFG-TCRS, 5.00%, 06/15/13	4,192
	Tobacco Settlement Financing Corp, Asset-Backed Securities,
4,000	Series A-1, Rev., 5.00%, 06/01/12	4,212
1,450	Series A-1, Rev., 5.50%, 06/01/10	1,508
1,675	Series B-1, Rev., XLCA-ICR, 4.00%, 06/01/12	1,688
8,000	Series B-1C, Rev., 5.50%, 06/01/11	8,442
		123,818

North Carolina — 2.0%
765	Asheville Housing Authority, Multi-Family, Battery Park Apartment,
	Series A, Rev., GNMA, 3.90%, 08/20/14	770
	North Carolina Eastern Municipal Power Agency,
5,500	Series A, Rev., AMBAC, 5.00%, 01/01/16	5,956
3,775	Series C, Rev., 5.38%, 01/01/13	3,953
	North Carolina Housing Finance Agency, Home Ownership,
185	Series 8-A, Rev., AMT, 5.95%, 01/01/10	187
2,115	Series 14-A, Rev., AMT, AMBAC, 4.35%, 07/01/11	2,118
2,940	Series 23-A, Rev., VAR, 5.00%, 07/01/15	3,043

2,500	Series 26-A, Rev., VAR, AMT, 5.50%, 01/01/16	2,652
1,700	Series 30-A, Rev., AMT, 5.50%, 01/01/17	1,824
10,945	State of North Carolina, Public Improvement,
	Series A, GO, 5.00%, 03/01/15	11,964
		32,467

North Dakota — 0.2%
	North Dakota State Housing Finance Agency, Housing Finance Program,
95	Series A, Rev., 6.00%, 01/04/08	96
2,500	Series B, Rev., 5.50%, 01/01/16	2,647
		2,743

Ohio — 3.3%
4,000	City of Columbus,
	Series D, GO, 5.00%, 12/15/09	4,138
5,900	Clark County, Lincoln Park Phase IB,
	Rev., VAR, 4.35%, 06/01/09	5,920
990	Cleveland-Cuyahoga County Port Authority, Cleveland City Project,
	Series B, Rev., 4.50%, 05/15/14	873
1,435	Cleveland-Cuyahoga County Port Authority, Port Capital Improvement Project,
	Series A, Rev., 5.38%, 05/15/09	1,445
	Cleveland-Cuyahoga County Port Authority, Port Cleveland Bond Fund,
1,055	Series A, Rev., 6.20%, 05/15/12	1,105
485	Series A, Rev., LOC: Fifth Third Bank, 6.25%, 05/15/11	512
1,580	Series C, Rev., 5.25%, 05/15/12	1,616
1,495	Cleveland-Cuyahoga County Port Authority, Port Development of Cleveland,
	Series A, Rev, 5.38%, 05/15/08	1,491
	Cuyahoga County, Multi-Family Housing, Carter Manor,
300	Rev., GNMA, 3.25%, 09/20/09	299
550	Rev., GNMA, 4.00%, 09/20/14	547
	Dublin City School District, Capital Appreciation,
2,885	GO, FGIC, Zero Coupon, 12/01/13	2,292
3,580	GO, FGIC, Zero Coupon, 12/01/14	2,715
1,000	Franklin County, Online Computer Library Center,
	Rev., 5.00%, 04/15/09	1,019
1,065	Lucas County, Swan Creek Apartments Project,
	Series A, Rev., GNMA COLL, 5.95%, 12/20/10	1,106
2,500	Montgomery County, Care Facilities, Mary Scott Project,
	Series A, Rev., GNMA COLL, 6.55%, 09/20/11	2,716
1,000	Ohio Air Quality Development Authority, Cleveland Pollution Control,
	Series B, Rev., VAR, 3.75%, 10/01/08	1,000
	Ohio Housing Finance Agency, Residential Mortgage-Backed Securities,
195	Series B, Rev., AMT, GNMA COLL, 4.65%, 09/01/08	196
1,605	Series C, Rev., GNMA COLL, 4.63%, 01/01/11	1,631
	RiverSouth Authority, Area Redevelopment
2,430	Series A, Rev., 5.00%, 12/01/15	2,633
1,135	Series A, Rev., 5.25%, 12/01/15	1,259
	State of Ohio, Common Schools,
5,000	Series A, GO, 5.00%, 06/15/09	5,130
5,000	Series C, GO, 5.00%, 03/15/09	5,111
	Summit County Port Authority, Eastland Woods Project,
165	Series A, Rev., FHA, GNMA COLL, 3.25%, 12/20/09	165

425	Series A, Rev., FHA, GNMA COLL, 4.00%, 06/20/14	422
580	Series A, Rev., FHA, GNMA COLL, 4.35%, 06/20/14	563
1,020	Series A, Rev., FHA, GNMA COLL, 4.75%, 06/20/14	988
4,000	Summit County Port Authority, Edgewood Apartments Project,
	Rev., 4.25%, 05/01/10	4,009
	Toledo Lucas County, Port Authority Development, Northwest Ohio Bond Fund,
505	Series C, Rev., AMT, 6.00%, 05/15/11	522
600	Series E, Rev., 6.10%, 11/15/10	617
1,590	Toledo Lucas County, Port Authority Development, Northwest Ohio Bond Fund, Oracle,
	Series C, Rev., 5.35%, 11/15/12	1,633
1,710	Upper Arlington City, School District, Capital Appreciation,
	GO, FSA, Zero Coupon, 12/01/14	1,310
		54,983

Oklahoma — 0.6%
920	Canadian County, Home Finance Authority, Single-Family Mortgage, Mortgage-Backed Securities Program,
	Series A, Rev., VAR, GNMA COLL, 6.70%, 09/01/10	931
2,000	City of Enid, Municipal Authority, Sales Tax and Utility,
	Rev., AMBAC, 4.50%, 02/01/09	2,026
	Oklahoma County Home Finance Authority, Mortgage-Backed Securities,
4,970	Series A, Rev., AMT, GNMA/FNMA/FHLMC, 5.40%, 04/01/16	5,329
2,290	Series A-2, Rev., GNMA, 5.70%, 04/01/15	2,435
		10,721

Oregon — 0.9%
1,445	Keizer Urban Renewal Agency, North River Economic, Tax Allocation,
	Series A, 5.00%, 12/01/12 (p)	1,487
1,890	Oregon State, Department of Administrative Services, Education Project,
	Series A, Rev., FSA, 5.25%, 04/01/09	1,955
2,555	Oregon State Facilities Authority, Cascadian Terrace Apartments,
	Series A, Rev., LOC: Bank of the West, 5.10%, 05/01/13	2,631
2,485	Port of Portland, Portland International Airport,
	Series D, Rev., AMT, FGIC, 5.50%, 07/01/11	2,656
5,410	Washington, Multnomah & Yamill Counties School District No. 1J,
	Series 171, VAR, GO, MBIA, 6.04%, 12/06/07	6,025
		14,754

Other Territory — 1.4%
	Multi-Family Housing, Bond Pass Through Certificates,
2,105	Series 7, Rev., VAR, 5.85%, 06/01/12	2,173
1,380	Series 2000-2, Rev., VAR, 6.00%, 12/01/10	1,417
2,815	Series 2000-3, Rev., VAR, 6.00%, 12/01/10	2,889
1,285	Multi-Family Housing, Bond Pass Through Certificates, Grand Reserve Apartments of Texas,
	Series 8, Rev., VAR, 5.95%, 12/01/12	1,327
2,375	Multi-Family Housing, Bond Pass Through Certificates, Lakewood Jefferson County,
	Series 6, Rev., 5.75%, 12/01/11	2,450
1,920	Multi-Family Housing, Bond Pass Through Certificates, Manzano Mesa Apartments,
	Series 2, Rev., VAR, 5.95%, 12/01/11	1,980
1,455	Multi-Family Housing, Bond Pass Through Certificates, Stonecrest-Dekalb County,
	Series 8, Rev., 5.90%, 12/01/11	1,506
2,520	Multi-Family Housing, Bond Pass Through Certificates, Town Center Villas,
	Series 12, Rev., VAR, 5.80%, 12/01/11	2,614
1,610	Multi-Family Housing, Bond Pass Through Certificates, Valencia Apartments of Bernalilo,

	Series 2, Rev., 5.85%, 06/01/11	1,667
2,515	Multi-Family Housing, Bond Pass Through Certificates, Western Groves Apartments of Arizona,
	Series 4, Rev., VAR, 5.80%, 12/01/11	2,586
1,880	Multi-Family Housing, Bond Pass Through Certificates, Woodward Gables,
	Series 16, Rev., 5.60%, 12/01/11	1,923
		22,532

Pennsylvania — 2.7%
1,235	Allegheny County Redevelopment Authority, Waterfront Project,
	Series A, 5.00%, 12/15/11	1,286
2,000	Allegheny County Residential Finance Authority, Single-Family,
	Series TT, Rev., GNMA/FNMA, 5.75%, 05/01/16	2,129
1,700	City of Philadelphia,
	Series A, GO, XLCA, 5.00%, 02/15/12	1,802
5,000	Commonwealth of Pennsylvania, First Series,
	GO, 5.00%, 10/01/12	5,378
8,730	Commonwealth of Pennsylvania, Second Series,
	GO, 5.00%, 01/01/15	9,557
6,925	Harrisburg Authority,
	Series D-2, Rev., VAR, FSA, 5.00%, 12/01/13	7,436
5,000	Montgomery County IDA, Montenat Project,
	Series A, Rev., MBIA, 5.00%, 11/01/09	5,151
2,000	Pennsylvania Higher Educational Facilties Authority, Lasalle University,
	Series A, Rev., 5.00%, 05/01/12	2,065
800	Pennsylvania Housing Finance Agency, Single-Family Mortgage,
	Series 64, Rev., AMT, Zero Coupon, 10/01/08	774
2,500	Pennsylvania State Higher Educational Facilities Authority, Allegheny Delaware Obligation, Health Services,
	Series A, Rev., MBIA, 5.70%, 11/15/11	2,711
290	Philadelphia Authority for Industrial Development, Senior Living Arbor House Project,
	Series E, Rev., 4.70%, 07/01/13	285
245	Philadelphia Authority for Industrial Development, Senior Living Rieder House Project,
	Series A, Rev., 4.70%, 07/01/13	240
230	Philadelphia Authority for Industrial Development, Senior Living Saligman House Project,
	Series C, Rev., 4.70%, 07/01/13	226
5,900	Westmoreland County IDA, Valley Landfill Project,
	Rev., GTD, VAR, 5.10%, 05/01/09	5,953
		44,993

Puerto Rico — 0.4%
	Children's Trust Fund, Tobacco Settlement,
2,915	Rev., 5.75%, 07/01/09 (p)	3,026
4,000	Rev., 5.75%, 07/01/10 (p)	4,245
		7,271

South Carolina — 1.2%
3,500	Charleston Educational Excellence Finance Corp., Charleston County School District,
	Rev., 5.25%, 12/01/15	3,682
2,560	City of Columbia, Tourism,
	COP, AMBAC, 5.25%, 06/01/13	2,736
1,050	Laurens County School District No 055,
	Rev., 5.25%, 12/01/15	1,082
	Lexington County,
925	Rev., 6.00%, 05/01/11	985

1,090	Rev., 6.00%, 05/01/14	1,199
1,700	Rev., 6.00%, 05/01/14 (p)	1,934
4,125	Medical University Hospital Authority,
	Series A, Rev., FHA, MBIA, 5.25%, 08/15/14	4,334
3,735	South Carolina Jobs-EDA,
	Rev., CIFG, 5.00%, 05/01/16	3,939
180	South Carolina Resource Authority, Local Government,
	Series A, Rev., 7.25%, 01/04/08	181
		20,072

South Dakota — 0.1%
	South Dakota Housing Development Authority, Home Ownership Mortgage,
390	Series D, Rev., 4.80%, 05/01/11	405
495	Series D, Rev., 4.90%, 11/01/11	518
		923

Tennessee — 3.3%
5,350	City of Memphis Electric System,
	Series A, Rev., MBIA, 5.00%, 12/01/13	5,749
3,000	Johnson City Health & Educational Facilities Board, 1st Mortgage,
	Series A, Rev., MBIA, 6.00%, 07/01/10	3,181
3,415	Knox County, Health Educational & Housing Facilities Board, Multi-Family, Eastowne Village Project,
	Rev., VAR, LIQ: FNMA, 4.90%, 06/01/11	3,562
2,000	Memphis Health Educational & Housing Facility Board, Hillcrest Apartments Project,
	Rev., VAR, AMT, FHLMC, 5.00%, 09/13/11	2,045
2,100	Memphis-Shelby County Airport Authority, Federal Express Corp.,
	Rev., 5.05%, 09/01/12	2,156
5,795	Shelby County Health Educational & Housing Facilities Board, Baptist Memorial Healthcare,
	Series A, Rev., VAR, 5.00%, 10/01/08	5,833
5,000	Shelby County Health Educational & Housing Facilities Board, St. Jude's Childrens Research,
	Rev., 5.38%, 07/01/09 (p)	5,254
2,000	State of Tennessee,
	Series A, GO, FGIC, 5.25%, 02/01/09	2,045
	Tennessee Energy Acquisition Corp.,
3,000	Series A, Rev., 5.00%, 09/01/09	3,051
10,000	Series A, Rev., 5.25%, 09/01/21	10,296
	Tennessee Housing Development Agency, Home Ownership Program,
7,390	Series 2006-2, Rev., AMT, 5.75%, 01/01/16	7,907
2,500	Series 2007-1, Rev., AMT, 5.50%, 01/01/17	2,685
1,750	Tennessee Housing Development Agency, Single-Family Housing, Homeownership Program 3,
	Series 3, Rev., AMT, 5.30%, 07/01/09	1,792
		55,556

Texas — 7.8%
	Arlington Housing Finance Corp., Single-Family Mortgage,
220	Rev., VAR, 6.40%, 06/01/27	222
890	Rev., VAR, 6.40%, 06/01/34	900
870	Rev., VAR, GNMA/FNMA, 6.40%, 05/01/12	878
4,962	Central Texas Housing Finance Corp., Mortgage-Backed Securities Program,
	Series A-2, Rev., VAR, AMT, GNMA/FNMA, 5.50%, 08/01/16 (w)	5,188
6,000	City of Austin, Electric,
	Series A, Rev., AMBAC, 5.00%, 11/15/13	6,495
3,000	City of Austin, Texas Airport System, Prior Lien,

	Rev., MBIA, 5.25%, 11/15/13	3,217
4,465	City of Dallas,
	GO, 5.00%, 02/15/14	4,724
4,000	City of El Paso, Independent School District, Capital Appreciation,
	GO, PSF-GTD, Zero Coupon, 08/15/08	3,137
1,850	City of Tyler, Health Facilities Development Corp., East Texas Medical Center,
	Series D, Rev., VAR, FSA, 5.38%, 02/16/09 (p)	1,917
4,000	Dallas Area Rapid Transit, Senior Lien,
	Rev., AMBAC, 5.00%, 12/01/16	4,317
6,000	Dallas-Fort Worth International Airport Facilities Improvement Corp,
	Series A, Rev., FSA, 5.50%, 11/01/13	6,344
85	Galveston Property Finance Authority, Single-Family Mortgage,
	Series A, Rev., 8.50%, 01/04/08	83
5,840	Harris County Flood Control District,
	Series A, GO, 5.25%, 10/01/14	6,309
1,470	Harris County Health Facilities Development Corp., Memorial Hermann Healthcare System,
	Series A, Rev., 5.25%, 12/01/13	1,562
8,295	Harris County, Houston Sports Authority, Capital Appreciation, Junior Lien,
	Series B, Rev., MBIA, Zero Coupon, 11/15/08	6,245
2,525	Harris County, Tax & Sub Lien,
	Series B, Rev., VAR, FSA, 5.00%, 08/15/12	2,681
590	Houston Housing Finance Corp., Sterlingshire Apartments,
	Series A-2, Rev, 4.25%, 11/01/12	582
5,000	Houston Independent School District,
	Series A, GO, PSF-GTD, 5.25%, 02/15/15	5,489
	Keller Independent School District, Capital Appreciation,
1,880	GO, PSF-GTD, Zero Coupon, 08/15/09	1,773
1,750	GO, PSF-GTD, Zero Coupon, 08/15/10	1,594
	Little Elm Independent School District, Capital Appreciation,
3,560	GO, PSF-GTD, Zero Coupon, 08/15/12	867
1,930	Series 8-A, GO, AMT, Zero Coupon, 08/15/12	518
3,000	Lower Colorado River Authority, Transmission Service,
	Rev., FSA, 5.25%, 05/15/12	3,183
100	Lufkin Health Facilities Development Corp., Memorial Health System,
	Rev., 5.00%, 02/15/13	102
3,500	Nortex Single-Family Housing Finance Corp., Mortgage-Backed Securities Program,
	Class A, Rev., GNMA/FNMA/FHLMC, 5.50%, 01/01/16	3,691
3,000	North Central Texas Health Facility Development Corp., Baylor Health Care System,
	Rev., 5.00%, 05/15/08	3,072
5,145	North East Independent School District, Capital Appreciation School Building,
	Series A, GO, PSF-GTD, Zero Coupon, 08/01/10	4,692
	Northside Independent School District, School Building,
8,000	Series A, GO, VAR, PSF-GTD, 3.78%, 06/01/09	8,042
2,000	Series C, GO, VAR, PSF-GTD, 4.10%, 06/01/08	2,041
1,500	Pasadena Independent School District, School Building,
	GO, PSF-GTD, 5.00%, 02/15/14	1,625
4,000	State of Texas,
	Series B1 & B2, GO, VAR, 8.01%, 04/01/08	4,781
2,125	Texas Department of Housing & Community Affairs,
	Series D, Rev., AMT, 4.40%, 03/01/16	2,148

8,540	Texas Public Finance Authority, Building & Procurement Projects,
	Series A, Rev., AMBAC, 5.00%, 02/01/14	9,244
2,940	Texas State Affordable Housing Corp.,
	Series C, Rev., GNMA/FNMA/FHLMC, 5.30%, 10/01/16	3,050
5,821	Texas State Affordable Housing Corp., Professional Educators Home,
	Series A, Rev., VAR, GNMA/FNMA/FHLMC, 5.35%, 09/01/15	6,055
100	Texas State Affordable Housing Corp., Single-Family Mortgage,
	Series 2002-1, Rev., VAR, GNMA/FNMA, 7.10%, 03/01/12	101
1,350	Texas State Affordable Housing Corp., Single-Family Mortgage, Teachers Home Loan Program,
	Rev., VAR, GNMA/FNMA COLL, 6.20%, 09/01/12	1,367
5,000	Texas State Transportation Commission, First Tier,
	Series A, Rev., 5.00%, 04/01/16	5,446
4,950	Travis County Housing Finance Corp.,
	Series A, Rev., VAR, AMT, GNMA/FNMA, 5.35%, 03/01/16	5,149
1,000	West Central Regional Housing Finance Corp., Mortgage-Backed Securities Program,
	Series A, Rev., AMT, GNMA/FNMA/FHLMC, 5.35%, 02/01/17	1,036
		129,867

Utah — 1.4%
1,950	County of Utah, Marathon Oil Project,
	Rev., 5.05%, 11/01/11	1,997
	State of Utah,
5,000	Series A, GO, 5.00%, 07/01/12	5,359
10,000	Series A, GO, 5.00%, 07/01/15	11,005
3,245	Utah State Board of Regents, Student Fee and Housing System,
	Rev., MBIA, 5.25%, 04/01/23	3,608
580	Utah State Housing Corp., Single-Family Mortgage,
	Series G, Class I, Rev., 3.10%, 07/01/08	578
	Utah State Housing Finance Agency, Single-Family Mortgage,
565	Series D-2, Rev., FHA/VA MTGS, 5.35%, 01/04/08	572
35	Series F, Class II, Rev., 6.30%, 07/01/09	36
		23,155

Virginia — 0.9%
	Suffolk Redevelopment & Housing Authority, Multi-Family Housing, Oxford Apartments Project,
3,690	Rev., 6.10%, 10/01/08 (i)	3,695
3,500	Rev., 6.25%, 10/01/08 (i)	3,504
3,250	Tobacco Settlement Financing Corp., Asset Backed Securities,
	Rev., 5.63%, 06/01/15 (p)	3,695
	Virginia Port Authority,
2,000	Rev., FSA, 5.00%, 07/01/16	2,131
2,155	Rev., FSA, 5.50%, 07/01/12	2,315
		15,340

Washington — 3.0%
5,000	City of Seattle, Light & Power,
	Rev., FSA, 5.00%, 08/01/14	5,377
4,105	Clark County School District No. 37 Vancouver,
	Series A, GO, 5.00%, 06/01/09	4,208
10,675	Energy Northwest Electric, Project No.3,
	Series B, Rev., MBIA, 5.50%, 07/01/10	11,185
	Grant County Public Utility District No. 2 Priest Rapids,
2,530	Series A, Rev., FGIC, 5.00%, 01/01/16	2,707

1,960	Series B, Rev., AMT, FGIC, 5.25%, 01/01/15	2,030
6,500	King County,
	GO, 5.00%, 06/01/09	6,664
1,700	Quinault Indian Nation, Quinault Beach,
	Series A, Rev., ACA, 5.85%, 01/04/08	1,703
5,000	State of Washington,
	Class A, GO, AMBAC, 5.00%, 01/01/16	5,447
2,315	Washington Housing Finance Commission, GNMA Mortgage-Backed Securities Program,
	Rev., GNMA COLL, 7.00%, 01/01/11	2,487
2,500	Washington Public Power Supply System,
	Rev., VAR, FSA, 7.24%, 07/01/11	2,891
4,500	Washington Public Power Supply System, Nuclear Project No. 2,
	Series A, Rev., 6.30%, 07/01/12	5,027
		49,726

Wisconsin — 1.8%
2,290	Badger Tobacco Asset Securitization Corp., Asset-Backed,
	Rev., 6.00%, 06/01/12	2,328
5,000	City of Kenosha, Capital Appreciation
	Series D, GO, AMBAC, Zero Coupon, 09/01/15	3,667
	State of Wisconsin,
5,000	GO, 4.78%, 05/01/29 (i)	5,038
8,610	Series A, GO, FGIC, 5.00%, 05/01/12	9,179
5,000	Series C, GO, 5.00%, 05/01/14 (w)	5,424
3,000	Wisconsin Health & Education,
	4.42%, 10/01/27 (i)	2,995
395	Wisconsin Housing & Economic Development Authority, Home Ownership,
	Series E, Rev., AMT, 5.75%, 07/01/10	398
		29,029
	Total Municipal Bonds
	(Cost $1,593,199)	1,612,290
Shares

Investment Companies — 1.0%
436	BlackRock Investment Quality Municipal Fund	6,738
776	Nuveen Premium Income Municipal Fund	10,178
	Total Investment Companies
	(Cost $17,186)	16,916

Total Long-Term Investments
(Cost $1,610,385)	1,629,206

Short-Term Investment — 0.6%

Investment Company — 0.6%
9,182	JPMorgan Tax Free Money Market Fund,
	Institutional Class (b) (m)	9,182
	(Cost $9,182)

Total Investments — 98.8%
(Cost $1,619,567)	1,638,388

Other Assets in Excess of Liabilities — 1.2%	20,588

NET ASSETS — 100.0%	$1,658,976

Percentages indicated are based on net assets.

ABBREVIATIONS:

(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by
JPMorgan Investment Management Inc.

(d)	Defaulted Security.

(f)	Fair Valued Investment. The following are approximately the market value and percentage
	of the investments based on net assets that are fair valued (amounts in thousands):
	Market Value	Percentage
	$20,857	1.30%

(i)	Security has been deemed illiquid pursuant to procedures established by the Board of Trustees and may be difficult to sell.

(m)	All or a portion of this security is reserved for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, and reverse repurchase agreements.

(p)	Security is prefunded or escrowed to maturity.

(t)	The date shown represents the earliest of the next reset date, next call date, prefunded date, next put date, or final maturity date.

(u)	Security represents the underlying bond on an inverse floating rate security.

(w)	When-issued security.
ACA	Insured by American Capital Access
AMBAC	American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax
CIFG	CDC IXIS Financial Guarantee
COLL	Collateral
CONS	Consolidated Bonds
COP	Certificate of Participation
CR	Custodial Receipts
EDA	Economic Development Authority
FGIC	Financial Guarantee Insurance Co.
FHA	Federal Housing Authority
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
FSA	Financial Security Assurance
GNMA	Government National Mortgage Association
GO	General Obligation Bond
GO OF AGY	General Obligation of Agency
GTD	Guaranteed
IBC	Insured Bond Certificates
ICR	Insured Custodial Receipts
IDA	Industrial Development Authority
IDR	Industrial Development Revenue
IMI	Investors Mortgage Insurance Company
INS	Insured
LIQ	Liquidity Agreement
LOC	Letter of Credit
MBIA	Municipal Bond Insurance Association
MGIC	Mortgage Guaranty Insurance Company
MTGS	Mortgages
PSF	Permanent School Fund
RADIAN	Radian Asset Assurance
Rev.	Revenue Bond

SO	Special Obligation
TCRS	Transferable Custodial Receipts
VA	Veterans Administration
VAR	Variable Rate Note. The interest rate shown is the rate in effect as of November 30, 2007.
XLCA	XL Capital Assurance

As of November 30, 2007, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$23,572
Aggregate gross unrealized depreciation	(4,751)
Net unrealized appreciation/depreciation	$18,821

Federal income tax cost of investments	$1,619,567

JPMorgan Municipal Money Market Fund
Schedule of Portfolio Investments
As of November 30, 2007 (Unaudited)
(Amounts in thousands)

Principal ($)	Security Description (t)	Value ($)

Commercial Paper — 6.8% (n)

District of Columbia — 0.6%
20,000	Metropolitan Washington Airports Authority,
	LOC: Bank of America, 3.58%, 02/07/08	20,000

Florida — 1.5%
22,769	Florida Local Government Finance Commission,
	LOC: Wachovia Bank, 3.45%, 01/08/08	22,769
25,255	Sunshine State Municipal,
	AMT, INS: CIFG, LIQ: Hypo Real Estate Bank, 3.75%, 12/03/07	25,255
		48,024

Indiana — 1.1%
34,000	Indiana Development Finance Authority, Pure Air Project,
	AMT, LOC: Landesbank Hessen-Thueringen, 3.35%, 02/06/08	34,000

Michigan — 0.3%
10,400	Michigan State Housing Development Authority,
	AMT, LOC: Landesbank Hessen-Thueringen, 3.55%, 01/08/08	10,400

Minnesota — 1.1%
35,500	City of Rochester, Minnesota Health Care Facilities, Mayo Clinic,
	LIQ: Wells Fargo Bank N.A., 3.45%, 01/08/08	35,500

Ohio — 1.0%
21,000	Cuyahoga County, Cleveland Clinic,
	LIQ: Bank of America, 3.60%, 12/06/07	21,000
10,500	Ohio State Water Development Authority, Quality Limited Funding,
	LIQ: Calsters and State Street Bank & Trust Co., 3.52%, 01/10/08	10,500
		31,500

Texas — 0.8%
25,700	Texas Municipal Power Agency,
	VRDO, LIQ: Bankamerica and Bayerische Landesbank, 3.40%, 02/04/08	25,700

Utah — 0.2%
7,700	Intermountain Power Agency,
	LIQ: Bank of Nova Scotia, 3.55%, 12/11/07	7,700

Washington — 0.2%
8,000	Metropolitan Washington Airports Authority,
	LOC: Bankamerica, 3.65%, 12/12/07	8,000

Total Commercial Paper
(Cost $220,824)	220,824

Daily Demand Notes — 4.8%

Alabama — 0.0% (g)
750	Decatur IDB, Amoco Chemical Co. Project,
	Rev., VRDO, AMT, 3.70%, 12/03/07	750

California — 0.5%

3,000	California Pollution Control Financing Authority, Atlantic Richfield Co. Project,
	Series A, Rev., VRDO, AMT, 3.68%, 12/03/07	3,000
12,100	Regional Airports Improvement Corp., Los Angeles International Airport,

Rev., VRDO, LOC: Societe Generale 3.71%, 12/03/07	12,100
15,100

Illinois — 0.0% (g)
125	Will County, ExxonMobil Project,
	Rev., VRDO, AMT, 3.66%, 12/03/07	125

Indiana — 0.2%
5,125	City of Whiting, Industrial Sewer & Solid Waste Disposal, AMOCO Oil Co. Project,
	Rev., VRDO, AMT, 3.70%, 12/03/07	5,125

Kentucky — 0.0% (g)
150	Louisville & Jefferson County Regional Airport Authority, UPS Worldwide Forwarding,
	Series A, Rev., VRDO, AMT, 3.66%, 12/03/07	150

Louisiana — 0.5%
15,600	Plaquemines Parish, BP Exploration & Oil,
	Rev., VRDO, AMT, 3.70%, 12/03/07	15,600

Michigan — 0.6%
	Michigan State Housing Development Authority,
800	Series A, Rev., VRDO, AMT, FSA, LIQ: Fortis Bank, 3.69%, 12/03/07	800
7,160	Series C, Rev., VRDO, AMT, FSA, LIQ: Fortis Bank, 3.69%, 12/03/07	7,160
	Municipal Securities Trust Certificates,
2,350	Series 2001-166, Class A, Rev., VRDO, FSA, LIQ: Bear Stearns Capital Markets, 3.63%, 12/03/07	2,350
10,545	Series 2006-277, Class A, Rev., VRDO, FGIC, LIQ: Bear Sterns Capital Markets, 3.63%, 12/03/07	10,545
		20,855

Nevada — 0.1%
1,750	Clark County, Nevada Cogeneration Association,
	Series 2, Rev., VRDO, AMT, LOC: ABN AMRO Bank N.V., 3.70%, 12/03/07	1,750

Ohio — 1.3%
	Ohio State Water Development Authority, Ohio Edison Co. Project,
2,795	Series 1998-BP, Rev., VRDO, AMT, LOC: Wachovia Bank N.A., 3.70%, 12/03/07	2,795
7,500	Orrville City School District, School Facilities Construction,
	GO, BAN, 4.38%, 12/03/07	7,502
	State of Ohio, Solid Waste, BP North America,
15,140	Rev., VRDO, AMT, GTY: BP North America, 3.70%, 12/03/07	15,140
6,000	Series 2000-BP, Rev., VRDO, AMT, GTY: BP North America, 3.70%, 12/03/07	6,000
3,580	Series 2002-BP, Rev., VRDO, AMT, 3.70%, 12/03/07	3,580
2,840	Series 2002B-BP, Rev., VRDO, AMT, GTY: BP North America, 3.70%, 12/03/07	2,840
4,900	University of Toledo,
	Rev., VRDO, FGIC, LIQ: U.S. Bank N.A., 3.65%, 12/03/07	4,900
		42,757

Other Territories— 0.2%
5,950	Lehman Municipal Trust Receipts,
	Series 84PW, Rev., VRDO, INS: FGIC, LIQ: Lehman Liquidity Co., 3.72%, 12/03/07	5,950

Texas — 1.4%
8,000	Brazos River Harbor Navigation District, Brazoria County Environmental, Merey Sweeny LP Project,
	Series A, Rev., VRDO, AMT, LOC: Bank of America N.A., 3.70%, 12/03/07	8,000
1,400	Gulf Coast IDA, BP Global Corp. Project,
	Rev., VRDO, AMT, 3.70%, 12/03/07	1,400
300	Gulf Coast IDA, Citgo Petroleum Corp. Project,
	Rev., VRDO, AMT, LOC: Royal Bank of Scotland, 3.70%, 12/03/07	300
11,350	Gulf Coast Waste Disposal Authority, BP AMOCO Chemical Project,
	Series B, Rev., VRDO, AMT, 3.70%, 12/03/07	11,350

15,430	Gulf Coast Waste Disposal Authority, BP Products North America Project,
	Rev., VRDO, AMT, 3.70%, 12/03/07	15,430
	West Side Calhoun County Naval District, BP Chemicals Inc., Project,
6,350	Rev., VRDO, 3.70%, 12/03/07	6,350
3,300	Rev., VRDO, 3.70%, 12/03/07	3,300
		46,130

Washington — 0.0% (g)
550	Port Bellingham Industrial Development Corp., Atlantic Richfield Project,
	Rev., VRDO, AMT, 3.70%, 12/03/07	550

Total Daily Demand Notes
(Cost $154,842)	154,842

Municipal Bonds — 8.2%

California — 0.8%
25,000	State of California,
	Rev., RAN, 4.00%, 06/30/08	25,090

Colorado — 1.2%
40,000	State of Colorado, State Generated Fund,
	Series A, Rev., RAN, 4.25%, 06/27/08	40,123

Iowa — 0.5%
15,000	State of Iowa,
	Rev., TRAN, 4.00%, 06/30/08 (w)	15,063

Ohio — 0.2%
7,000	University of Cincinnati,
	Series C, Rev., BAN, 4.50%, 01/24/08	7,009

Oregon — 0.6%
20,000	State of Oregon,
	Series A, GO, TAN, 4.50%, 06/30/08	20,098

Texas — 1.6%
50,000	State of Texas,
	GO, TRAN, 4.50%, 08/28/08	50,289

Wisconsin — 3.3%
11,400	Elmbrook School District, Promissory Notes,
	GO, TRAN, 4.50%, 12/03/07	11,463
70,000	Madison Metropolitan School District,
	Rev., TRAN, 4.00%, 09/05/08	70,235
27,000	Waukesha School District,
	Rev., TRAN, 4.00%, 08/21/08	27,061
		108,759
	Total Municipal Bonds
	(Cost $266,431)	266,431

Weekly Demand Notes — 80.0%

Alabama — 0.2%
7,095	Alabama Housing Finance Authority, Multi-Family Housing,
	Series F17J, Rev., VRDO, AMT, LIQ: Lehman Brothers Special Financing, 3.80%, 12/03/07,	7,095

Arizona — 1.4%

13,995	Maricopa County IDA, Multi Family Housing,
	Series 116, Rev., VRDO, AMT, LIQ: Bank of America N.A., 3.68%, 12/03/07	13,995
31,400	Phoenix Civic Improvement Corp.,
	Series 1122, Rev., VRDO, MBIA, LIQ: Morgan Stanley Municipal Funding, 3.68%, 12/03/07	31,400
		45,395

Arkansas — 0.1%
2,810	Arkansas Development Financing Authority, Semco, Inc., Project,
	Rev., VRDO, AMT, LOC: Bank of America N.A., 3.69%, 12/03/07,	2,810

California — 3.1%
21,000	California Statewide Communities Development Authority,
	Series ROCS-RR-II-R-10248CE, Rev., VRDO, LIQ: Citigroup Financial Products, 3.64%, 12/03/07	21,000
725	Golden State Tobacco Securitization Corp.,
	Series 1740, Rev., VRDO, AMBAC, TCRS-Bank of New York, LIQ: Morgan Stanley Municipal Funding, 3.71%, 12/03/07	725
20,470	Deutsche Bank Spears/Lifers Trust Various States,
	Series 324, GO, VRDO, FGIC, LIQ: Deutsche Bank A.G., 3.62%, 12/03/07	20,470
	GS Pool Trust,
19,701	Series 24TP, Rev., VRDO, LIQ: Goldman Sachs Special Situation, 3.68%, 12/03/07	19,700
2,975	Series 34TP, Rev., VRDO, LIQ: Goldman Sachs Special Situation, 3.68%, 12/03/07	2,975
9,200	Puttable Floating Option Tax-Exempt Receipts,
	Series PT-4033, GO, VRDO, FSA, LIQ: Dexia Credit Local, 3.62%, 12/03/07	9,200
25,665	Puttable Floating Option Tax-Exempt Receipts, SunAmerica Trust,
	Series 2001-1, Rev., VRDO, LIQ: FHLMC, 4.00%, 12/03/07	25,665
		99,735

Colorado — 4.2%
6,750	Adams County Housing Authority, Multi-Family Housing, Semper Village Apartments Project,
	Series A, Rev., VRDO, LIQ: FNMA, 3.65%, 12/03/37	6,750
13,250	Colorado Housing & Finance Authority, Multi-Family Housing, Greentree Village Apartments,
	Rev., VRDO, LOC: U.S. Bank N.A., 3.65%, 12/03/07	13,250
	Colorado Housing & Finance Authority, Single Family Mortgage,
23,200	Series A2, Rev., VRDO, AMT, LIQ: Dexia Public Finance Bank, 3.72%, 12/03/07,	23,200
10,000	Series A3, Rev., VRDO, AMT, LIQ: Dexia Public Finance Bank, 3.72%, 12/03/07,	10,000
14,000	Colorado Student Obligation Bond Authority, Senior Lien,
	Series A-2, Rev., VRDO, AMBAC, LIQ: Lloyds TSB Bank plc, 3.75%, 12/03/07	14,000
5,845	County of Mesa, Goodwill Industries of Colorado Springs,
	Rev., VRDO, LOC: Wells Fargo Bank N.A., 3.58%, 12/03/07	5,845
	Denver Airport,
8,800	Series C, Rev., VRDO, AMT, LOC: Societe Generale, 3.67%, 12/03/07,	8,800
6,825	Series F, Rev., VRDO, LOC: Lloyds TSB Bank plc, 3.67%, 12/03/07	6,825
8,300	Denver City & County,
	Series B, Rev., VRDO, AMT, CIFG, LIQ: Bayerische Landesbank, 3.67%, 12/03/07	8,300
10,980	Denver City & County, Merlots,
	Series C-104, Rev., VRDO, MBIA, LIQ: Wachovia Bank N.A., 3.72%, 12/03/07	10,980
	Denver Public Highway Authority, E-470 Project,
6,630	Series PZ-29, Rev., VRDO, MBIA, LIQ: Merrill Lynch Capital Services, 3.86%, 12/03/07	6,630
6,350	Series Z-13, Rev., VRDO, MBIA, LIQ: Goldman Sachs Special Situation, 3.64%, 12/03/07	6,350
4,745	Erie, COP, VRDO, LOC: Keybank N.A., 3.65%, 12/03/07	4,745
3,500	Harvest JCT Metropolitan District,
	Rev., GO, VRDO, LOC: U.S. Bank N.A., 3.62%, 12/03/07	3,500
5,690	Westminster EDA, Mandalay Gardens Urban, Tax & Allocation Bonds,
	Rev., VRDO, LOC: Depfa Bank plc, 3.63%, 12/03/07	5,690

134,865

Delaware — 1.9%
	GS Pool Trust,
44,918	Series 19TP, Rev., VRDO, LIQ: Goldman Sachs Special Situation, 3.71%, 12/03/07	44,918
6,651	Series 35TP, Rev., VRDO, LIQ: Goldman Sachs Special Situation, 3.71%, 12/03/07	6,651
3,470	Series 56TP, Rev., VRDO, LIQ: Goldman Sachs Special Situation, 3.68%, 12/03/07	3,470
5,600	New Castle County, Fairfield English Village Project,
	Rev., VRDO, AMT, INS: FNMA, LIQ; FNMA, 3.65%, 12/03/07	5,600
		60,639

District of Columbia — 0.6%
	Deutsche Bank Spears/Lifers Trust Various States,
5,260	Series 248, Rev., VRDO, MBIA, LIQ: Deutsche Bank A.G., 3.72%, 12/03/07	5,260
5,260	Series 249, Rev., VRDO, MBIA, LIQ: Deustche Bank A.G., 3.65%, 12/03/07	5,260
8,830	Metropolitan Washington D.C. Airports Authority,
	Series 2006-148, Rev., VRDO, AMT, STARS, MBIA, LIQ: Bank Paribas, 3.70%, 12/03/07	8,830
		19,350

Florida — 3.7%
33,468	Clipper Tax-Exempt Certificate Trust,
	Series 2005-40, Rev., VRDO, AMT, LIQ: State Street Bank & Trust Co., 3.67%, 12/03/07	33,468
7,115	Florida Housing Finance Agency, Multi-Family Housing,
	Series PT-3766, Rev., VRDO, LIQ: Merrill Lynch Capital Services, 4.18%, 12/03/07	7,115
	Miami-Dade County, Aviation,
4,100	Series 1415, Rev., VRDO, CIFG, LIQ: Morgan Stanley Municipal Funding, 3.71%, 12/03/07	4,100
10,281	Series 1829, Rev., VRDO, MBIA, LIQ: Morgan Stanley Municipal Funding, 3.71%, 12/03/07	10,281
9,300	Miami-Dade County, Health Facilities Authority,
	Series PT-721, Rev., VRDO, AMBAC, LIQ: Morgan Stanley Municipal Funding, 3.64%, 12/03/07	9,300
5,725	Miami-Dade County IDA, Lawson Industries, Inc., Project,
	Rev., VRDO, LOC: Bank of America N.A., 3.69%, 12/03/07	5,725
4,655	Palm Beach County Housing Development Corp., Caribbean Villas,
	Rev., VRDO, AMT, INS: FNMA COLL, LIQ: FNMA, 3.65%, 12/03/07	4,655
5,500	Palm Beach County, Zoological Society, Inc., Project,
	Rev., VRDO, AMT, LOC: Northern Trust Co., 3.60%, 12/03/07	5,500
11,270	Sumter County IDA, Amern Cement Co. Project,
	Rev., VRDO, LOC: Bank of America N.A., 3.64%, 12/03/07	11,270
27,575	Tampa Bay Water Utility System,
	Series PT-3505, Rev., VRDO, FGIC, LIQ: Dexia Local Credit, 3.64%, 12/03/07	27,575
		118,989

Georgia — 0.6%
14,620	Cobb County Housing Authority, Multi-Family Housing, Greenhouse Frey Apartments Project,
	Series PT-3864, Rev., VRDO, LIQ: Merrill Lynch Capital Services, 4.18%, 12/03/07	14,620
6,500	Lehman Municipal Trust Receipts, Atlanta Georgia Apartments,
	Series S, Rev., VRDO, FGIC, LIQ: Lehman Liquidity Co., 3.79%, 12/03/07	6,500
		21,120

Hawaii — 0.1%
2,310	Enhanced Return Puttable Floating Option,
	Series EC-1016, GO, VRDO, AMBAC, LIQ: Merrill Lynch Capital Services, 3.76%, 12/03/07	2,310

Idaho — 0.3%
8,430	Idaho Housing & Finance Association,
	Series ROCS -R-II-R-907CE, Rev., VRDO, LIQ: Citibank N.A., 3.78%, 12/03/07	8,430

Illinois — 3.6%

	Chicago Board of Education, Merlots,
7,455	Series A47, GO, VRDO, FGIC, 3.67%, 12/03/07	7,455
23,725	Series PT-2931, GO, VRDO, AMBAC, LIQ: Dexia Local Credit, 3.64%, 12/03/07	23,725
	Chicago O'Hare International Airport, Merlots,
5,545	Series A85, Rev., VRDO, AMBAC, 3.72%, 12/03/07	5,545
10,000	Series B06, Rev., VRDO, AMT, AMBAC, 3.72%, 12/03/07	10,000
2,871	Chicago O'Hare International Airport, Second Lien,
	Series B, Rev., VRDO, AMT, LOC: Societe Generale, 3.68%, 12/03/07	2,871
7,390	City of Aurora, Single Family Mortgage, Merlots,
	Series E-04, Rev., VRDO, GNMA/FNMA/FHLMC, 3.72%, 12/03/07	7,390
5,000	City of Carol Stream, Multi-Family Housing, Charles Square,
	Rev., VRDO, INS: FNMA COLL, LIQ: FNMA, 3.73%, 12/03/07	5,000
9,985	Deutsche Bank Spears/Lifers Trust Various States,
	Series DB-288, Rev., VRDO, MBIA, LIQ: Deutsche Bank A.G., 3.65%, 12/03/07	9,985
10,000	Illinois Finance Authority, Hickory Hills LLC,
	Series 700, Rev., VRDO, LOC: Bank of America N.A., 3.73%, 12/03/07	10,000
14,310	Illinois Finance Authority, Merlots,
	Series D06, Rev., VRDO, LIQ: Wachovia Bank N.A., 3.69%, 12/03/07	14,310
7,285	Illinois Housing Development Authority, Housing Pheasant Ridge/Hunter,
	Rev., VRDO, AMT, LOC: Lasalle Bank N.A., 3.69%, 12/03/07	7,285
9,930	State of Illinois, Merlots,
	Series B05, GO, VRDO, MBIA, LIQ: Wachovia Bank N.A., 3.67%, 12/03/07	9,930
2,030	Will & Kankakee County Regional Development Authority, JRS Realty Association LLC Project,
	Series A, Rev., VRDO, LOC: PNC Bank N.A., 3.69%, 12/03/07	2,030
		115,526

Indiana — 1.0%
1,500	City of Indianapolis EDR, Roth Cos., Inc., Project,
	Series 1999, Rev., VRDO, AMT, LOC: Comerica Bank, 3.81%, 12/03/07	1,500
5,000	City of Michigan, Palatek Project,
	Rev., VRDO, LOC: Comerica Bank, 3.76%, 12/03/07	5,000
10,000	Indiana Housing & Community Development Authority,
	Series A-2, Rev., VRDO, INS: GNMA/FNMA COLL, LIQ: Hypo Real Estate Bank, 3.65%, 12/03/07	10,000
3,395	Indiana State Finance Authority,
	Series 111, Rev., VRDO, AMBAC, LIQ: Bank of America N.A., 3.68%, 12/03/07	3,395
3,810	Indianapolis Local Public Improvement Bond Bank, Waterworks Project,
	Series H, Rev., VRDO, AMT, MBIA, 3.61%, 12/03/07	3,810
9,495	Vanderburgh County, Multi-Family Housing, Arbors Apartment Project,
	Rev., VRDO, AMT, LOC: Lasalle Bank N.A., 3.69%, 12/03/07	9,495
		33,200

Iowa — 0.7%

6,455	Iowa Finance Authority, Diocese of Sioux City Project,
	Rev., VRDO, LOC: Wells Fargo Bank N.A., 3.58%, 12/03/07	6,455
15,300	Iowa Finance Authority, Private School Facilities-Regis Schools,
	Rev., VRDO, LOC: Allied Irish Bank plc, 3.65%, 12/03/07	15,300
		21,755

Kansas — 0.7%
4,310	City of Independence, Limited Obligation, Matcor Project,
	Series A, Rev., VRDO, AMT, LOC: Comerica Bank, 3.76%, 12/03/07	4,310
18,900	City of Wichita, Flight Safety International, Inc.,

Rev., VRDO, AMT, LOC: Berkshire Hathaway, 3.67%, 12/03/07	18,900
23,210

Louisiana — 0.2%
6,250	Louisiana Public Facilities Authority, Air Products & Chemicals Project,
	Rev., VRDO, 3.70%, 12/03/07	6,250

Maryland — 0.4%
4,020	Carroll County, Fairhaven & Cooper,
	Series A, Rev., VRDO, LOC: Branch Banking & Trust, 3.61%, 12/03/07	4,020
7,585	Montgomery County Housing Opportunities Commission,
	Series PT-3765, Rev., VRDO, AMT, GTY: Merrill Lynch Capital Services, 3.99%, 12/03/07	7,585
		11,605

Michigan — 4.7%
	ABN AMRO Munitops Certificate Trust,
7,460	Series 2004-2, Rev., VRDO, AMT, GNMA COLL, LIQ: Bankamerica, 3.69%, 12/03/07	7,460
11,685	Series 2006-45, Rev., VRDO, AMT, GNMA COLL, LIQ: Bankamerica, 3.69%, 12/03/07	11,685
2,865	Dearborn EDC, Henry Ford Village,
	Rev., VRDO, LOC: Comerica Bank, 3.67%, 12/03/07	2,865
2,400	Michigan Higher Education Student Loan Authority,
	Series XII-B, Rev., VRDO, AMT, AMBAC, LIQ: Kredietbank, 3.66%, 12/03/07	2,400
1,810	Michigan Public Educational Facilities Authority, Academy Woods Project,
	Rev., VRDO, LOC: Fifth Third Bank, 3.69%, 12/03/07	1,810
3,000	Michigan State Building Authority, Floater Certificates,
	Series 517X, Rev., VRDO, FSA, LIQ: Morgan Stanley Dean Witter, 3.68%, 12/03/07	3,000
2,965	Michigan State Hospital Finance Authority, Southwestern Rehab Hospital,
	Rev., VRDO, LOC: Fifth Third Bank, 3.64%, 12/03/07	2,965
8,400	Michigan State Housing Development Authority,
	Series B, Rev., VRDO, AMT, LIQ: Hypo Real Estate Bank, 3.73%, 12/03/07	8,400
2,000	Michigan State Housing Development Authority, Sand Creek Apartments,
	Series A, Rev., VRDO, AMT, LOC: Citibank N.A., 3.66%, 12/03/07	2,000
5,495	Michigan State Housing Development Authority, Sand Creek II Apartments,
	Series A, Rev., VRDO, AMT, LOC: Citibank N.A., 3.66%, 12/03/07	5,495
6,350	Michigan State Housing Development Authority, Teal Run,
	Series A, Rev., VRDO, AMT, LOC: Citibank N.A., 3.66%, 12/03/07	6,350
7,840	Michigan Strategic Fund,
	Series ROCS RR II R-10240CE, Rev., VRDO, AMT, LIQ: Citigroup Financial Products, 3.74%, 12/03/07	7,840
2,860	Michigan Strategic Fund, Artinian, Inc., Project,
	Rev., VRDO, AMT, LOC: Comerica Bank, 3.76%, 12/03/07	2,860
3,305	Michigan Strategic Fund, Grand River, Inc.
	Rev., VRDO, AMT, LOC: Fifth Third Bank, 3.69%, 12/03/07	3,305
2,260	Michigan Strategic Fund, JEB Property LLC Project,
	Rev., VRDO, AMT, LOC: Comerica Bank, 3.76%, 12/03/07	2,260
1,580	Michigan Strategic Fund, JG Kern Enterprises, Inc.,
	Rev., VRDO, AMT, LOC: Lasalle Bank N.A., 3.67%, 12/03/07	1,580
2,800	Michigan Strategic Fund, MANS Project,
	Rev., VRDO, AMT, LOC: Comerica Bank, 3.76%, 12/03/07	2,800
7,620	Michigan Strategic Fund, Millennium Steering LLC Project,
	Rev., VRDO, AMT, LOC: Comerica Bank, 3.76%, 12/03/07	7,620
3,310	Michigan Strategic Fund, Scoclan II LLC Project,
	Series 1999, Rev., VRDO, AMT, LOC: Standard Federal Bank, 3.69%, 12/03/07	3,310
2,355	Michigan Strategic Fund, Sterling Die & Engineering Project,

	Rev., VRDO, AMT, LOC: Comerica Bank, 3.76%, 12/03/07	2,355
13,235	Wayne Charter County Airport, Detroit Metropolitan County,
	Series A, Rev., VRDO, AMT, AMBAC, LIQ: Bayerische Landesbank, 3.70%, 12/03/07	13,235
48,395	Wayne Charter County, Detroit Metropolitan, Wayne Charter Airport, Junior Lien,
	Rev., VRDO, AMT, FSA, LIQ: Bayerische Landesbank, 3.63%, 12/03/07	48,395
3,190	Wyoming Industrial Development, Ace-Hi Displays, Inc., Project,
	Rev., VRDO, AMT, LOC: Standard Federal Bank, 3.69%, 12/03/07	3,190
		153,180

Minnesota — 0.9%
1,000	Midwest Consortium of Municipal Utilities, Draw Down Association Financing Project,
	Series B, Rev, VRDO, LOC: U.S. Bank N.A., 3.58%, 12/03/07	1,000
11,670	Minneapolis-St. Paul Metropolitan Airports Commission,
	Series PT-955, Rev., VRDO, FGIC, LIQ: Landesbank Hessen-Thueringen, 3.70%, 12/03/07	11,670
16,095	St. Louis Park Health, Nicollet Health Services,
	Series B1, Rev., VRDO, AMBAC, LIQ: Wells Fargo Bank N.A., 3.58%, 12/03/07	16,095
		28,765

Missouri — 1.3%
	Missouri Higher Education Loan Authority,
15,000	Series A, Rev., VRDO, AMT, MBIA, LIQ: Hypo Real Estate Bank, 3.64%, 12/03/07	15,000
14,900	Series E, Rev., VRDO, AMT, MBIA, LIQ: Hypo Real Estate Bank, 3.68%, 12/03/07	14,900
4,320	Missouri Housing Development Commission, Single Family Mortgage, Certificates Macon Trust,
	Series 2002-K, Rev., VRDO, AMT, GNMA/FNMA, LIQ: Bankamerica, 3.68%, 12/03/07	4,320
7,115	Municipal Securities Trust Certificates,
	Series 2005-236, Class A, Rev., VRDO, AMBAC, LIQ: Bear Stearns Capital Markets, 3.70%, 12/03/07	7,115
		41,335

Montana — 0.4%
3,160	Montana Board of Housing, Single Family Housing Mortgage, Macon Trust,
	Series 2002-L, Rev., VRDO, AMT, LIQ: Bankamerica, 3.68%, 12/03/07	3,160
10,960	Montana Board of Housing, Single Family Mortgage, Merlots,
	Series C-41, Rev., VRDO, AMT, LIQ: Bank of New York, 3.72%, 12/03/07	10,960
		14,120

Nebraska — 0.5%
17,185	Nebraska Investment Finance Authority, Single Family Housing,
	Series B, Rev., VRDO, AMT, GNMA/FNMA/FHLMC, LIQ: FHLB of Topeka, 3.72%, 12/03/07	17,185

Nevada — 3.4%
65,165	Clark County, Passenger Facility Charge, McCarran Airport,
	Series A2, Rev., VRDO, AMT, MBIA, LIQ: Bayerische Landesbank, 3.66%, 12/03/07	65,165
9,405	Clark County, Passenger Facility Charge, Merlots,
	Series C40, Rev., VRDO, AMT, LIQ: Bank of New York, AMBAC, 3.72%, 12/03/07	9,405
18,715	Las Vegas Valley Water District, Merlots,
	Series B-10, GO, VRDO, MBIA, LIQ: Wachovia Bank N.A., 3.67%, 12/03/07	18,715
18,000	Nevada Housing Division, Multi-Unit, Southwest Village,
	Rev., VRDO, AMT, LIQ: FNMA, 3.70%, 12/03/07	18,000
		111,285

New Mexico — 0.9%

	New Mexico Mortgage Finance Authority,
15,849	Series 56TP, Rev., VRDO, AMT, GIC: AIG, LIQ: Goldman Sachs Special Situation, 3.67%, 12/03/07	15,849
12,260	Series 1948, Rev., VRDO, AMT, GNMA/FNMA/FHLMC, LIQ: Morgan Stanley Municipal Funding, 3.73%, 12/03/07	12,260
		28,109

New York — 0.4%
11,500	Seneca County Industrial Development Agency, BOA-Macon Trust,
	Series W, Rev., VRDO, AMT, LIQ: Bank of America N.A., 3.70%, 12/03/07	11,500

North Carolina — 2.4%
10,000	Durham County, Industrial Facilities & Pollution Control Financing Authority, Research Triangle,
	Rev., VRDO, LOC: Suntrust Bank, 3.58%, 12/03/07	10,000
9,100	Mecklenburg County Industrial Facilities & Pollution Control Financing Authority, Ferguson Supply Box Manufacturing,
	Rev., VRDO, LOC: Bank of America N.A., 3.66%, 12/03/07	9,100
11,910	Municipal Security Trust Certificates,
	Series 2007-320, Class A, Rev., VRDO, FGIC-TCRS, LIQ: Bear Stearns Capital Markets, 3.73%, 12/03/07	11,910
17,100	North Carolina Capital Facilities Finance Agency, Duke Energy Carolinas Project,
	Series A, Rev., VRDO, AMT, LOC: Wachovia Bank N.A., 3.64%, 12/03/07	17,100
4,075	North Carolina Eastern Municipal Power Agency,
	Series MT-99, Rev., VRDO, FGIC, LIQ: BNP Paribas, 3.64%, 12/03/07	4,075
7,040	North Carolina Eastern Municipal Power Agency, Merlots,
	Series A-02, Rev., VRDO, MBIA-IBC, LIQ: Wachovia Bank N.A., 3.67%, 12/03/07	7,040
8,000	North Carolina Housing Finance Agency,
	Series 1784, Rev., VRDO, AMT, LIQ: Morgan Stanley Municipal Funding, 3.73%, 12/03/07	8,000
9,800	Rowan County Industrial Facilities & Pollution Control Financing Authority, Clay Products Inc.,
	Series A, Rev., VRDO, AMT, LOC: Wachovia Bank N.A., 3.71%, 12/03/07	9,800
		77,025

North Dakota — 0.8%
27,210	North Dakota State Housing Finance Agency, Housing Financing Program, Home Mortgage,
	Series A, Rev., VRDO, AMT, LIQ: Lloyds TSB Bank plc, 3.67%, 12/03/07	27,210

Ohio — 5.8%
	Buckeye Tobacco Settlement Financing Authority,
36,075	Series 2149, Rev., VRDO, LIQ: Morgan Stanley Municipal Funding, 3.68%, 12/03/07	36,075
15,000	Series 2125, Rev., VRDO, LIQ: Morgan Stanley Municipal Funding, 3.71%, 12/03/07	15,000
9,495	City of Lyndhurst, EDR, Hawken Schools,
	Series 2002, VRDO, LOC: National City Bank, 3.62%, 12/03/07	9,495
21,875	Clipper Tax-Exempt Certificate Trust,
	Series 2007-21, Rev., COP, VRDO, AMT, LIQ: State Street Bank & Trust Co., 3.68%, 12/03/07	21,875
9,485	Columbus Multi-Family Housing,
	Series MT-242, Rev., VRDO, GTY: Merrill Lynch Capital Services, 4.18%, 12/03/07	9,485
15,125	Columbus Regional Airport Authority,
	Series 1749, Rev., VRDO, MBIA, LIQ: Morgan Stanley Municipal Funding, 3.68%, 12/03/07	15,125
4,255	Franklin County, Health Care Facilities, Presbyterian,
	Series B, Rev, VRDO, LOC: National City Bank, 3.67%, 12/03/07	4,255
4,510	Franklin County, Multi-Family Housing, Ashton Square Apartments Project,
	Rev., VRDO, AMT, INS: FNMA, LIQ: FNMA, 3.65%, 12/03/07	4,510
3,785	Mahoning County, Forum Health Obligation Group,
	Series B, Rev., VRDO, LOC: Fifth Third Bank, 3.62%, 12/03/07	3,785
4,060	Miami County, Hospital Authority,
	Series PT-575, Rev., VRDO, LOC: National Australia Bank, 4.13%, 12/03/07	4,060
10,000	Middletown Hospital Facilities,
	Series MT-239, Rev., VRDO, LIQ: Merrill Lynch Capital Services, LOC: Lloyds TSB Bank PLC, 4.13%, 12/03/07	10,000
3,420	Montgomery County, Dayton Art Institute Project,
	Rev., VRDO, LOC: National City Bank, 3.66%, 12/03/07	3,420
3,200	Montgomery County, Multi-Family Housing, Cambridge Commons Apartment,
	Series A, Rev., VRDO, LOC: FHLB, 3.65%, 12/03/07	3,200

	Ohio Housing Finance Agency, Residential Mortgage Backed,
7,500	Series B, Rev., VRDO, AMT, LOC: Citibank N.A., 3.66%, 12/03/07	7,500
8,580	Series F, Rev., VRDO, AMT, GNMA/FNMA, LOC: Citibank N.A., 3.62%, 12/03/07	8,580
9,985	Series F, Rev., VRDO, AMT, GNMA/FNMA/FHLMC, LIQ: FHLB, 3.62%, 12/03/07	9,985
5,375	Ohio State Water Development Authority, First Energy Project,
	Series 2005-B, Rev., VRDO, AMT, LOC: Barclays Bank plc, 3.60%, 12/03/07	5,375
1,525	Sharonville, Edgcomb Metals Co. Project,
	Rev., VRDO, LOC: Wells Fargo Bank N.A., 3.58%, 12/03/07	1,525
5,235	Solar Eclipse Funding Trust,
	Series 2006-0107, Rev., VRDO, FGIC, LIQ: U.S. Bank N.A., 3.67%, 12/03/07	5,235
6,955	State of Ohio, Merlots,
	Series D06, GO, VRDO, MBIA, LIQ: Wachovia Bank N.A., 3.67%, 12/03/07	6,955
2,890	Warren County, EDA, Ralph J. Stolle Countryside,
	Rev., VRDO, LOC: Fifth Third Bank, 3.62%, 12/03/07	2,890
		188,330

Oregon — 1.4%
46,800	Port of Portland, Portland Bulk Terminal,
	Rev., VRDO, AMT, LOC: Canadian Imperial Bank, 3.60%, 12/03/07	46,800

Other Territories — 7.7%
3,960	Austin Trust, Various States,
	Series 2007-144, COP, VRDO, AMBAC, LIQ: Bank of America N.A., 3.66%, 12/03/07	3,960
	Clipper Tax-Exempt Certificate Trust,
33,986	Series 2002-9 Weekly, COP, VRDO, AMT, LIQ: State Street Bank & Trust Co., 3.73%, 12/03/07	33,986
8,000	Series 2007-19, Rev., VRDO, AMT, LIQ: State Street Bank & Trust Co., 3.70%, 12/03/07	8,000
37,000	Series 2007-26, Rev., VRDO, LIQ: State Street Bank & Trust Co., 3.68%, 12/03/07	37,000
10,535	Deutsche Bank Spears/Lifers Trust Various States,
	Series 327, Rev., VRDO, AMBAC, LIQ: Deutsche Bank A.G., 3.66%, 12/03/07	10,535
2,595	Morgan Stanley Co., Inc., Trust,
	Series 1865, Rev., VRDO, FGIC, LIQ: Morgan Stanley Municipal Funding, 3.81%, 12/03/07	2,595
	Puttable Floating Option Tax-Exempt Receipts,
5,230	Series EC-001, Rev., VRDO, LIQ: Merrill Lynch Capital Services, LOC: Wells Fargo Bank N.A., 3.84%, 12/03/07	5,230
3,720	Series EC-002, Rev., VRDO, LOC: Wells Fargo Bank N.A., 3.83%, 12/03/07	3,720
2,520	Series EC-003, Rev., VRDO, LOC: Wells Fargo Bank N.A., 3.84%, 12/03/07	2,520
960	Series EC-004, Rev., VRDO, 3.78%, 12/03/07	960
9,740	Series MT-386, Rev., VRDO, 4.18%, 12/03/07	9,740
75,000	Series POL-009, Rev., VRDO, LIQ: Merrill Lynch International Banking, Ltd., 3.88%, 12/03/07	75,000
6,325	Series PPT-1006, Rev., VRDO, 4.18%, 12/03/07	6,325
13,770	Series PZP-015, Rev., VRDO, 3.78%, 12/03/07	13,770
6,240	Series PZP-021, Rev., VRDO, 3.78%, 12/03/07	6,240
29,625	Puttable Floating Option Tax-Exempt Receipts, SunAmerica Trust,
	Series 2001-2, Class A, Rev., VAR, AMT, LIQ: FHLMC, 3.79%, 12/03/07	29,625
		249,206

Pennsylvania — 1.5%
14,905	Lancaster County Hospital Authority, Quarryville Presbyterian,
	Rev., VRDO, LOC: Manufacturers & Traders, 3.61%, 12/03/07	14,905
2,400	Pennsylvania Economic Development Financing Authority, Fabtech, Inc.,
	Series D, VAR, AMT, LOC: PNC Bank N.A., 3.65%, 12/03/07	2,400
6,000	Pennsylvania Economic Development Financing Authority, Shipping Port Project,
	Series A, Rev., VRDO, AMT, LOC: PNC Bank N.A., 3.64%, 12/03/07	6,000
	Pennsylvania Higher Education Assistance Agency,

10,000	Series A, Rev., VRDO, AMT, AMBAC, LIQ: Lloyds TSB Bank plc, 3.66%, 12/03/07	10,000
15,900	Series B, Rev., VRDO, AMT, AMBAC, LIQ: Wachovia Bank N.A., 3.65%, 12/03/07	15,900
		49,205

Puerto Rico — 0.9%
28,230	Puerto Rico Sales Tax Financing Corp.,
	Series 2012, Rev., VRDO, LIQ: Morgan Stanley Municipal Funding, 3.69%, 12/03/07	28,230

South Carolina — 0.6%
13,895	Austin Trust, Various States,
	Series 2007-304, Rev., VRDO, LIQ: Bankamerica, 3.67%, 12/03/07	13,895
5,700	Cherokee County, Oshkosh Truck Project,
	Rev., VRDO, AMT, LOC: Bank of America N.A., 3.67%, 12/03/07	5,700
		19,595

South Dakota — 1.0%
33,900	South Dakota Housing Development Authority, Homeownership Mortgage,
	Series C, Rev., VRDO, AMT, LIQ: Landesbank Hessen-Thueringen, 3.63%, 12/03/07	33,900

Tennessee — 4.0%
17,160	Clarksville Public Building Authority, Pooled Financing, Tennessee Municipal Bond Fund,
	Rev., VRDO, LOC: Bank of America N.A., 3.59%, 12/03/07	17,160
12,795	Clipper Tax-Exempt Certificate Trust,
	Series 2007-22, Rev., VRDO, LIQ: State Street Bank & Trust Co., 3.68%, 12/03/07	12,795
10,000	Lehman Municipal Trust Receipts,
	Series F6, Rev., VRDO, LIQ: Lehman Brothers Special Financing, 3.73%, 12/03/07	10,000
	Volunteer State Student Funding Corp.,
9,850	Series A-1, Rev., VRDO, AMT, LOC: State Street Bank & Trust Co., 3.65%, 12/03/07	9,850
30,000	Series A-2, Rev., VRDO, AMT, LOC: State Street Bank & Trust Co., 3.65%, 12/03/07	30,000
49,700	Series A-3, Rev., VRDO, AMT, LOC: Bank of America NT & SA, 3.67%, 12/03/07	49,700
		129,505

Texas — 11.5%
9,815	ABN AMRO Municitops Certificate Trust,
	Series 2006-69, GO, VRDO, AMT, MBIA, LIQ: Bankamerica, 3.70%, 12/03/07	9,815
9,495	Bexar County Housing Finance Corp.,
	Series PT-3764, Rev., LIQ: Merrill Lynch Capital Services, VRDO, 4.18%, 12/03/07	9,495
	Brazos River Authority,
68,625	Series D-1, Rev., VRDO, AMT, LOC: Wachovia Bank N.A., VRDO, 3.65%, 12/03/07	68,625
51,920	Series D-2, Rev., VRDO, AMT, LOC: Wachovia Bank N.A., VRDO, 3.65%, 12/03/07	51,920
37,300	Calhoun County Naval IDA, Formosa Plastics Corp. Project,
	Rev., VRDO, AMT, LOC: Bank of America N.A., 3.67%, 12/03/07	37,300
5,500	Capital Area Housing Finance Corp., Cypress Creek at River Apartments,
	Rev., VRDO, AMT, LOC: Citibank N.A., VRDO, 3.66%, 12/03/07	5,500
19,900	City of Houston, Airport Systems, Sub Lien,
	Series A, Rev., VRDO, AMT, FSA, LIQ: Bank of America N.A., 3.66%, 12/03/07	19,900
14,900	Dallas-Fort Worth International Airport Facilities Improvement Corp., Merlots,
	Series II, Rev., VRDO, AMT, FGIC, LIQ: Wachovia Bank N.A., 3.72%, 12/03/07	14,900
13,600	Harris County Housing Finance Corp., Baypointe Apartments,
	Rev., VRDO, AMT, LOC: Citibank N.A., 3.66%, 12/03/07	13,600
3,805	Montgomery County Housing Finance Corp., Multi-Family Housing,
	Series F1, Rev., VRDO, LIQ: Lehman Liquidity LLC, 3.73%, 12/03/07	3,805
7,600	Municipal Securities Trust Certificates,
	Series 272, Class A, GO, PSF-GTD, LIQ: Bear Stearns Capital Markets, VRDO, 3.70%, 12/03/07	7,600
5,150	Nacogdoches County, Hospital District, Sales Tax, Merlots,

	Series A-59, Rev., VRDO, AMBAC, LIQ: Wachovia Bank N.A., 3.67%, 12/03/07	5,150
3,790	North Central Texas Health Facility Development Corp., Baylor Health Care System Project
	Series C, Rev., VRDO, FSA, LIQ: Bank of New York, 3.52%, 12/03/07	3,790
18,000	San Antonio Empowerment Zone Development Corp., Drury Southwest Hotel Project,
	Rev., VRDO, AMT, LOC U.S. Bank N.A., 3.64%, 12/03/07	18,000
1,300	San Antonio Health Facilities Development Corp., Clinical Foundation Project,
	Rev., VRDO, AMT, LOC: Wells Fargo Bank N.A., 3.58%, 12/03/07	1,300
4,990	Solar Eclipse Funding Trust,
	Series 2006-0056, GO, VRDO, MBIA, PSF-GTD, LIQ: U.S. Bank N.A., 3.64%, 12/03/07	4,990
13,280	State of Texas, Veterans Housing Assistance Fund,
	Series II-A, GO, VRDO, AMT, LIQ: Landesbank Hessen-Thueringen, 3.66%, 12/03/07	13,280
9,800	State of Texas, Veterans Housing Assistance Fund,
	Series II-A, GO, VRDO, LIQ: Dexia Local Credit, 3.63%, 12/03/07	9,800
28,005	Texas Department of Housing & Community Affairs,
	Series A, Rev., VRDO, AMT, GNMA/FNMA/FHLMC, 3.70%, 12/03/07	28,005
15,000	Texas Department of Housing & Community Affairs, Harris Branch Apartments,
	Rev., VRDO, LOC: Wachovia Bank N.A. 3.64%, 12/03/07	15,000
14,250	Texas State Department Of Housing & Community Affairs, Idlewild Apartments,
	Rev., VRDO, LIQ: FNMA, 3.65%, 12/03/07	14,250
6,610	Texas State Department of Housing & Community Affairs, Multi-Family Housing, Timber Point Apartments,
	Series A-1, Rev., VRDO, AMT, FHLMC, LIQ: FHLMC, 3.66%, 12/03/07	6,610
8,330	Trinity River Authority, Community Waste Disposal Project,
	Rev., VRDO, AMT, LOC: Wells Fargo Bank N.A., 3.65%, 12/03/07	8,330
		370,965

Utah — 0.7%
13,030	Salt Lake City, Valley Mental Health Project,
	Rev., VRDO, LOC: Wells Fargo Bank N.A., 3.58%, 12/03/07	13,030
8,400	Utah State Board of Regents,
	Series L, Rev., VRDO, AMT, AMBAC, LIQ: Hypo Real Estate Bank, 3.68%, 12/03/07	8,400
		21,430

Virginia — 1.8%
	Virginia Housing Development Authority, Merlots,
7,365	Series C-03, Rev., VRDO, AMT, LIQ: Bank of New York, 3.72%, 12/03/07	7,365
7,400	Series C-07, Rev., VRDO, AMT, LIQ: Bank of New York, 3.72%, 12/03/07	7,400
17,690	Series C-42, Rev., VRDO, AMT, LIQ: Bank of New York, 3.72%, 12/03/07	17,690
25,145	Southeastern Public Service Authority,
	Series A, Rev., VRDO, AMT, LOC: Wachovia Bank N.A., 3.66%, 12/03/07	25,145
		57,600

Washington — 1.3%
13,370	Port of Seattle, Merlots,
	Series B-04, Rev., VRDO, AMT, FGIC, LIQ: Wachovia Bank N.A., 3.72%, 12/03/07	13,370
2,000	Port of Seattle, Sub Lien,
	Rev., VRDO, AMT, LOC: Fortis Bank SA, 3.68%, 12/03/07	2,000
8,995	State of Washington, Merlots,
	Series B22, GO, VRDO, FGIC, MBIA, LIQ: Wachovia Bank N.A., 3.67%, 12/03/27	8,995
16,340	Washington State Housing Finance Commission, Vintage Spokane Project,
	Series A, Rev., VRDO, AMT, LIQ: FNMA, 3.65%, 12/03/07	16,340
		40,705

West Virginia — 0.2%
7,950	Marshall County IDR, Warren Distribution, Inc.,

Rev., VRDO, AMT, LOC: Bank of America N.A., 3.64%, 12/03/07	7,950

Wisconsin — 2.8%
	Wisconsin Housing & EDA,
68,130	Series A, Rev., VRDO, AMT, LIQ: Lloyds TSB Bank plc, 3.62%, 12/03/07	68,130
10,920	Series A, Rev., VRDO, AMT, LIQ: Lloyds TSB Bank plc, 3.63%, 12/03/07	10,920
5,545	Series B, Rev., VRDO, AMT, 3.70%, 12/03/07	5,545
5,690	Series C, Rev, VRDO, AMT, 3.70%, 12/03/07	5,690
		90,285

Wyoming — 0.3%
8,600	City of Green River, Solid Waste Disposal, OCI Wyoming LP Project,
	Rev., VRDO, AMT, LOC: Comerica Bank, 3.86%, 12/03/07	8,600
	Total Weekly Demand Notes
	(Cost $2,584,304)	2,584,304

Total Investments — 99.8%
(Cost $3,226,401) *	3,226,401

Other Assets in Excess of Liabilities — 0.2%	5,074

NET ASSETS — 100.0%	$3,231,475

Percentages indicated are based on net assets.

ABBREVIATIONS:

*	The cost of securities is substantially the same for federal income tax purposes.

(g)	Amount rounds to less than 0.1%.

(n)	The rate shown is the effective yield at the date of purchase.

(t)	The date shown represents the earliest of the next reset date, next call date, prerefunded date, next put date, or final maturity date.

(w)	When-issued security
AMBAC	American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax
BAN	Bond Anticipation Note
CIFG	CDC IXIS Financial Guarantee
COLL	Collateral
COP	Certificates of Participation
EDA	Economic Development Authority
EDR	Economic Development Revenue
FGIC	Financial Guaranty Insurance Co.
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
FSA	Financial Security Assurance
GIC	Guaranteed Investment Contract
GNMA	Government National Mortgage Association
GO	General Obligation
GTD	Guaranteed
GTY	Guaranty
IBC	Insured Bond Certificates
IDA	Industrial Development Authority
IDB	Industrial Development Board

IDR	Industrial Development revenue
INS	Insured
LIQ	Liquidity Agreement
LOC	Letter of Credit
MBIA	Municipal Bond Insurance Association
Merlots	Municipal Exempt Receipts Liquidity Optional Tender
PSF	Permanent School Fund
Rev.	Revenue Bond
STARS	Short Term Adjustable Rates
TAN	Tax Anticipation Note
TCRS	Transferable Custodial Receipts
TRAN	Tax & Revenue Anticipation Note
VAR	Variable Rate Note. The interest rate shown is the rate in effect at November 30, 2007
VRDO	Variable Rate Demand Obligation. The interest rate shown is the rate in effect as of November 30, 2007.

JPMorgan Ohio Municipal Bond Fund
Schedule of Portfolio Investments
As of November 30, 2007 (Unaudited)
(Amounts in thousands)

Principal Amount ($)	Security Description (t)	Value ($)

Long-Term Investments — 97.8%

Municipal Bonds — 97.8%

California — 1.1%
1,500	Napa Valley Community College District,
	Series C, GO, MBIA, Zero Coupon, 08/01/17	830
1,500	State of California,
	GO, 5.00%, 03/01/16	1,564
		2,394

Colorado — 1.8%
2,350	Colorado Housing & Facilities Authority, Capital Appreciation,
	Series A, Rev., Zero Coupon, 09/01/14 (p)	1,819
2,810	El Paso County, Single-Family Mortgage, Capital Appreciation,
	Series A, Rev., Zero Coupon, 05/01/15 (p)	2,104
		3,923

Florida — 0.5%
1,000	Miami-Dade County, Aviation, International Airport,
	Series B, Rev., AMT, XLCA, 5.00%, 10/01/15	1,036

Hawaii — 0.7%
1,500	Honolulu City & County Board of Water Supply,
	Series B, Rev., AMT, MBIA, 5.25%, 07/01/16	1,597

Illinois — 2.5%
2,000	Chicago Park District, Alternative Revenue Source,
	Series D, FGIC, GO, 5.00%, 01/01/16	2,110
1,500	City of Chicago, Water, Second Lien,
	Series A, Rev., AMBAC, 5.00%, 11/01/16	1,609
1,500	University of Illinois, Academic Facilities Projects,
	Series A, COP, AMBAC, 5.00%, 03/15/16	1,606
		5,325

Kansas — 0.8%
1,000	Kansas City, Single Family Municipal Multiplier,
	Series A, Rev., FHLMC COLL, Zero Coupon, 12/01/14 (p)	767
1,390	Saline County, Single-Family Mortgage,
	Rev., Zero Coupon, 12/01/15 (p)	1,018
		1,785

Louisiana — 0.5%
1,685	Jefferson Parish Home Mortgage Authority, Single-Family Mortgage,
	Rev., FGIC, Zero Coupon, 05/01/17 (p)	1,141

Missouri — 0.5%
1,000	Missouri State Health & Educational Facilities Authority, SSM Health Care,
	Series AA, Rev., MBIA, 6.40%, 06/01/10 (p)	1,074

New York — 0.8%
1,500	New York City,
	Series E, FSA, GO, 5.00%, 11/01/14	1,622

Ohio — 86.2%
1,000	Avon Lake City School District,
	GO, FGIC, 5.50%, 12/01/09 (p)	1,062
1,280	Belmont County, Improvement-East Ohio Regional Hospital,
	Rev., ACA, 5.25%, 01/01/08	1,281

1,000	Bowling Green State University,
	Rev., FGIC, 5.75%, 06/01/10 (p)	1,070
2,500	Buckeye Tobacco Settlement Financing Authority,
	Series A-1, Rev., 5.00%, 06/01/15	2,509
1,095	Butler County, Sewer System,
	Rev., FGIC, 5.25%, 12/01/09 (p)	1,147
1,000	Cincinnati City School District, Classroom Construction and Improvement,
	GO, FGIC, 5.25%, 12/01/20	1,119
1,500	Cincinnati City School District, School Improvement,
	GO, MBIA, 5.38%, 12/01/11 (p)	1,618
1,000	City of Akron, Community Learning Centers,
	Series A, Rev., FGIC, 5.25%, 12/01/13	1,076
	City of Akron, Sanitation Sewer System,
1,030	Rev., FGIC, 5.38%, 12/01/13	1,137
1,070	Rev., FGIC, 5.50%, 12/01/12	1,173
	City of Cincinnati, Various Purpose,
1,215	Series A, GO, 5.00%, 12/01/15	1,299
1,500	Series C, GO, 5.00%, 06/01/17	1,639
	City of Cincinnati, Water Systems,
1,500	Series A, Rev., 5.00%, 12/01/16	1,633
1,000	Sub Series B, Rev., VAR, MBIA, 5.00%, 06/01/17	1,068
	City of Cleveland,
1,015	GO, AMBAC, 5.25%, 12/01/14 (p)	1,128
1,000	GO, FGIC, 5.60%, 12/01/10 (p)	1,077
1,000	GO, MBIA, 5.75%, 08/01/11	1,084
	City of Cleveland, Airport System,
2,000	Series A, Rev., VAR, FSA, 5.25%, 01/01/10 (p)	2,100
1,500	Series C, Rev., VAR, FSA, 5.00%, 01/01/17	1,600
	City of Cleveland, Capital Appreciation, Public Power Systems, First Mortgage,
935	Series A, Rev., MBIA, Zero Coupon, 11/15/09 (p)	875
320	Series A, Rev., MBIA, Zero Coupon, 11/15/11 (p)	279
	City of Cleveland, Capital Appreciation, Public Power Systems, First Mortgage, Unrefunded Balance,
1,065	Series A, Rev., MBIA, Zero Coupon, 11/15/09	996
2,680	Series A, Rev., MBIA, Zero Coupon, 11/15/11	2,331
5,250	City of Cleveland, Cleveland Stadium Project,
	Rev., COP, AMBAC, Zero Coupon, 11/15/11	4,550
	City of Cleveland, Parking Facilities,
1,000	Rev., FSA, 5.00%, 09/15/14	1,082
1,370	Rev., FSA, 5.25%, 09/15/21	1,544
	City of Cleveland, Public Power System,
1,220	Rev., AMBAC, 5.50%, 11/15/11	1,315
1,280	Series A, Rev., FGIC, 5.00%, 11/15/15	1,392
1,000	Series A-1, Rev., FGIC, 5.00%, 11/15/16	1,065
1,220	City of Cleveland, Waterworks,
	Series O, Rev., MBIA, 5.00%, 01/01/17	1,317
2,200	City of Cleveland, Waterworks, First Mortgage,
	Series G, Rev., MBIA, 5.50%, 01/01/13	2,314
571	City of Columbus, Clintonville II Street Light Assessment,
	GO, 4.40%, 09/01/15	581
1,000	City of Columbus, Police-Firemen Disability,

	GO, 5.00%, 07/15/08 (p)	1,020
1,265	City of Defiance, Waterworks System Improvements,
	GO, AMBAC, 5.65%, 12/01/08 (p)	1,318
1,495	City of Newark, Capital Appreciation,
	GO, FGIC, Zero Coupon, 12/01/11	1,292
	City of Reading, St. Mary's Educational Institute,
1,160	Rev., RADIAN, 5.65%, 02/01/10	1,193
1,000	Rev., RADIAN, 5.70%, 02/01/10	1,027
110	City of Strongsville, Unrefunded Balance,
	GO, 6.70%, 01/04/08	111
1,000	City of Toledo, Sewer System,
	Rev., MBIA, 5.25%, 11/15/09	1,053
2,975	Clermont County, Sewer District,
	Rev., AMBAC, 5.25%, 08/01/13	3,237
775	Cleveland-Cuyahoga County, Port Authority, Port Capital Improvement Project,
	Series A, Rev., 5.38%, 05/15/09	780
645	Cleveland-Cuyahoga County, Port Authority, Port Cleveland Bond Fund,
	Series A, Rev., LOC: Fifth Third Bank, 6.25%, 05/15/11	681
900	Cleveland-Cuyahoga County, Port Authority, Port Cleveland Bottle Supply,
	Series B, Rev., LOC: Fifth Third Bank North West Ohio, 6.50%, 11/15/11	958
2,000	Columbus Regional Airport Authority,
	Rev., MBIA, 5.00%, 01/01/17	2,142
	Cuyahoga County,
2,500	Series A, Rev., 5.50%, 01/01/13	2,692
1,400	Series A, Rev., 6.00%, 07/01/13	1,561
1,000	Series A, Rev., 6.00%, 07/01/13	1,104
1,500	Cuyahoga County, Capital Appreciation,
	Series A, GO, MBIA, Zero Coupon, 10/01/13	1,212
1,000	Cuyahoga County, Economic Development, University School Project,
	Series B, Rev., VAR, LOC: Keybank N.A., 5.30%, 12/01/09	1,032
2,000	Cuyahoga County, Healthcare Facilities, Benjamin Rose Institute Project,
	Rev., 5.50%, 12/01/08 (p)	2,060
1,000	Cuyahoga County, Metrohealth System,
	Series A, Rev., MBIA, 5.13%, 01/04/08	1,018
1,045	Cuyahoga County, Multi-Family Housing, Allerton Apartments,
	Series A, Rev., FHA, GNMA, 4.90%, 08/20/17	1,061
540	Cuyahoga County, Multi-Family Housing, Clifton Plaza,
	Rev., GNMA COLL, 4.15%, 06/20/15	545
1,000	Cuyahoga County, Walker Center, Inc.,
	Series I, Rev., AMBAC, 5.25%, 07/01/08	1,019
1,205	Delaware County, Sanitation Sewer Systems,
	Rev., FSA, 4.50%, 06/01/17	1,251
1,000	Dublin City School District, Capital Appreciation,
	GO, FGIC, Zero Coupon, 12/01/15	724
	Dublin City School District, School Facilities, Construction & Improvement,
1,000	GO, MBIA, 5.00%, 06/01/16	1,085
1,000	GO, MBIA, 5.00%, 12/01/17	1,097
1,250	Franklin County, American Chemical Society Project,
	Rev., 5.50%, 10/01/09	1,294
1,000	Franklin County, Convention Facilities Authority,

	Rev., 5.00%, 12/01/17	1,065
1,000	Franklin County, Economic Development, Capitol South Community Urban,
	Rev., TRAN, 5.70%, 06/01/10 (i)	1,009
1,000	Franklin County, Health Care Presbyterian Services,
	Rev., 5.50%, 07/01/08	1,010
1,260	Franklin County, Improvement Children's Hospital Project,
	Rev., TRAN, AMBAC, 5.50%, 12/01/17	1,358
2,000	Franklin County, Online Computer Library Center,
	Series A, Rev., 5.00%, 10/01/08	2,037
1,000	Hamilton County, Sales Tax,
	Subseries A, Rev., AMBAC, 5.00%, 12/01/16	1,082
	Lake County, Building Improvement,
1,060	GO, MBIA, 5.00%, 06/01/15	1,121
1,010	GO, MBIA, 5.00%, 06/01/15	1,072
1,400	Lake Local School District/Stark County, School Improvement,
	GO, FSA, 5.00%, 06/01/15	1,497
2,450	Lakewood City School District, Capital Appreciation,
	GO, FSA, Zero Coupon, 12/01/17	1,617
2,535	Lakota Local School District,
	GO, FGIC, 5.10%, 12/01/08	2,600
1,120	Lebanon City School District, School Construction,
	GO, FSA, 5.00%, 06/01/15	1,189
1,930	London City School District, School Facilities, Construction & Improvement,
	GO, FGIC, 5.25%, 12/01/11	2,065
2,000	Lorain County Hospital, Catholic Healthcare Partners,
	Series B, Rev., MBIA, 5.63%, 01/04/08	2,042
2,000	Lucas County, Hospital, Promedica Healthcare Obligation Group,
	Rev., AMBAC, 5.63%, 11/15/09	2,096
2,430	Lucas County, Multi-Family Housing, Neighborhood Properties, Inc. Project,
	Rev., LOC: Keybank N.A., 5.20%, 11/01/08	2,500
2,700	Mahoning Valley Sanitation District,
	Rev., FSA, 5.13%, 12/15/08	2,772
1,430	Marysville Exempt Village School District,
	GO, FSA, 5.00%, 12/01/15	1,517
2,500	Middleburg Heights, Southwest General Health Center,
	Rev., FSA, 5.70%, 08/15/08	2,588
1,000	Minster Local School District, School Facilities & Construction,
	GO, FSA, 5.50%, 12/01/10 (p)	1,074
	Montgomery County, Grandview Hospital & Medical Center,
1,000	Rev., 5.35%, 01/04/08 (p)	1,019
1,575	Rev., 5.65%, 01/04/08 (p)	1,643
825	Montgomery County, Multi-Family Housing, Chevy Chase Apartments,
	Rev., FHLMC, 4.60%, 11/01/13	838
305	Ohio Capital Corp. for Housing, Mortgage, Section 8 Assisted,
	Series M, Rev., FHA, 5.90%, 01/04/08	305
	Ohio Housing Finance Agency,
880	Series A, Rev., FSA, 4.50%, 04/01/12	914
500	Series A, Rev., FSA, 5.00%, 04/01/17	519
900	Ohio Housing Finance Agency, Mortgage-Backed Securities Program,
	Series G, Rev., GNMA/FNMA, 4.75%, 09/01/16	915

2,685	Ohio Housing Finance Agency, Single Family,
	Rev., FGIC, FHA/VA/PRIV MTGS, Zero Coupon, 07/15/13 (p)	1,883
1,390	Ohio Housing Finance Agency, Multi-Family Housing, Hillwood II Project,
	Rev., AMT, GNMA COLL, 4.85%, 05/20/16	1,379
	Ohio Housing Finance Agency, Residential Mortgage Backed Securities,
1,000	Series A, Rev., AMT, GNMA COLL, 4.30%, 03/01/16	996
95	Series D, Rev., 4.20%, 09/01/10	96
	Ohio Housing Finance Agency, Warren Heights,
850	Series A, Rev., FSA, 5.00%, 04/01/17	849
1,000	Series C, Rev., AMT, GNMA COLL, FHA, 4.50%, 11/20/17	1,054
	Ohio State Building Authority, State Facilities, Adult Correction Building,
2,480	Series A, Rev., 5.25%, 10/01/09 (p)	2,591
1,000	Series A, Rev., FSA, 5.50%, 10/01/11	1,075
	Ohio State Turnpike Commission,
1,500	Rev., 5.50%, 02/15/11	1,595
5,155	Series A, Rev., FGIC, 5.50%, 02/15/14	5,727
	Ohio State University,
1,000	Series A, Rev., 5.50%, 12/01/09 (p)	1,053
1,000	Series B, Rev., 5.25%, 06/01/13	1,086
2,510	Ohio State Water Development Authority, Fresh Water Service,
	Rev., AMBAC, 5.80%, 01/04/08 (p)	2,530
785	Ohio State Water Development Authority, Pure Water,
	Series I, Rev., AMBAC, 7.00%, 12/20/07 (p)	810
1,250	Ohio State Water Development Authority, State Match,
	Rev., 5.00%, 06/01/14	1,333
	Olentangy Local School District,
500	GO, BIG, 7.75%, 12/01/11	582
2,165	Series A, GO, FSA, 5.00%, 12/01/16	2,331
1,000	Plain Local School District,
	GO, FGIC, 5.80%, 06/01/11	1,079
2,500	Richland County, Hospital Facilities, Medcentral Health Systems,
	Rev., 5.13%, 11/15/16	2,564
2,550	RiverSouth Authority, RiverSouth Area Redevelopment,
	Series A, Rev., 5.00%, 12/01/15	2,749
1,000	Sandusky County, Hospital Facilities, Memorial Hospital,
	Rev., 5.10%, 01/04/08	1,008
525	Shaker Heights City School District,
	Series A, GO, 7.10%, 12/15/10	554
1,260	Southwest Licking Local School District,
	GO, FGIC, 5.75%, 12/01/14	1,437
1,710	Springfield City School District, Clark County, Capital Appreciation,
	GO, AMBAC, Zero Coupon, 12/01/12	1,422
1,000	State of Ohio, Baldwin Higher Educational Facility, Wallace College Project,
	Rev., 5.50%, 06/01/14	1,056
1,150	State of Ohio, Case Western Reserve University Project,
	Rev., MBIA, 5.25%, 12/01/19	1,290
	State of Ohio, Common Schools,
1,205	Series A, GO, 5.25%, 09/15/12	1,309
1,250	Series B, GO, 5.00%, 03/15/14	1,330
2,720	State of Ohio, Conservation Projects,

	Series A, GO, 5.00%, 09/01/16	2,999
1,500	State of Ohio, Denison University 2007 Project,
	Rev., 5.00%, 11/01/17	1,618
	State of Ohio, Infrastructure Improvements,
1,955	GO, 5.75%, 02/01/10 (p)	2,058
1,500	Series D, GO, 5.00%, 03/01/14	1,596
1,250	Series 2007-1, Rev., FSA, 5.00%, 06/15/17	1,372
1,000	State of Ohio, University of Dayton 2001,
	Rev., AMBAC, 5.38%, 06/01/11	1,074
2,785	Summit County Port Authority, Multi-Family Housing,
	Rev., GNMA, 4.50%, 09/20/17	2,776
925	Summit County Port Authority, Twinsburg Project,
	Series D, Rev., 5.13%, 05/15/15	888
	Toledo-Lucas County Port Authority, Development, Northwest Ohio Bond Fund,
1,255	Series A, Rev., 5.10%, 05/15/09	1,262
430	Series B, Rev., LOC: Fifth Third Bank North West Ohio, 6.13%, 11/15/09	441
435	Series E, Rev., 6.10%, 11/15/10	448
1,190	Trumbull County, Multi-Family Housing, Royal Mall Apartments,
	Rev., FHA/GNMA, 4.80%, 05/20/17	1,226
1,960	University of Cincinnati, General Receipts,
	Series A, Rev., MBIA, 5.00%, 06/01/17	2,103
1,135	University of Toledo, General Receipts,
	Rev., FGIC, 5.25%, 06/01/11 (p)	1,209
1,000	West Geauga Local School District, School Improvement,
	GO, AMBAC, 5.00%, 11/01/10	1,048
1,680	Westerville City School District,
	GO, MBIA, 5.25%, 06/01/11 (p)	1,789
1,905	Westlake City School District, Capital Appreciation, School Improvement,
	Series A, GO, FGIC, Zero Coupon, 12/01/15	1,381
		186,548

Texas — 2.0%
1,000	Northside Independent School District,
	Series D, GO, PSF-GTD, 5.00%, 06/15/16	1,081
2,500	Southeast Housing Finance Corp.,
	Rev., MBIA, Zero Coupon, 09/01/17 (p)	1,670
1,500	State of Texas, Transition Community, Mobility Fund,
	GO, 5.00%, 04/01/16	1,615
		4,366

Washington — 0.4%
825	State of Washington,
	Series A & AT-6, GO, 6.25%, 02/01/11	861
	Total Long-Term Investments
	(Cost $203,763)	211,672
Shares

Short-Term Investment — 1.4%

Investment Company — 1.4%
2,945	JPMorgan Tax Free Money Market Fund, Institutional Class (b) (m)
	(Cost $2,945)	2,945

Total Investments — 99.2%
(Cost $206,708)	214,617

Other Assets in Excess of Liabilities — 0.8%	1,737

NET ASSETS — 100.0%	$ 216,354

Percentages indicated are based on net assets.

ABBREVIATIONS:

(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(i)	Security has been deemed illiquid pursuant to procedures approved by the Board of Trustees and may be difficult to sell.
(m)	All or a portion of this security is reserved for current or potential holdings of futures, swaps, options, TBAs, when-issued securities and delayed delivery securities.
(p)	Security is prerefunded or escrowed to maturity.
(t)	The date shown represents the earliest of the next reset date, next call date, prerefunded date, next put date or final maturity date.
ACA	Insured by American Capital Access
AMBAC	American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax Paper
BIG	Bond Investment Guarantee
COLL	Collateral
COP	Certificate of Participation
FGIC	Financial Guaranty Insurance Co.
FHA	Federal Housing Authority
FHLMC	Federal Home Loan Mortgage Corporation
FSA	Financial Security Assurance
GNMA	Government National Mortgage Association
GO	General Obligation Bond
LOC	Letter of Credit
MBIA	Municipal Bond Insurance Association
PRIV MTGS	Private Mortgages
PSF-GTD	Permanent School Fund Guaranteed
RADIAN	Radian Asset Assurance
Rev.	Revenue Bond
TRAN	Tax & Revenue Anticipation Note
VA	Veterans Administration
VAR	Variable Rate Note. The interest rate shown is the rate in effect at November 30, 2007.
XLCA	XL Capital Assurance

As of November 30, 2007, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$8,075
Aggregate gross unrealized depreciation	(166)
Net unrealized appreciation/depreciation	$7,909

Federal income tax cost of investments	$206,708

JPMorgan Ohio Municipal Money Market Fund
Schedule of Portfolio Investments
As of November 30, 2007 (Unaudited)
(Amounts in thousands)

Principal Amount ($)	Security Description (t)	Value ($)

Commercial Paper — 7.0% (n)

Ohio — 7.0%
4,000	Cuyahoga County, Cleveland Clinic, LIQ: Bank of America N.A.,
	3.60%, 12/06/07	4,000
2,000	State of Ohio Water Development Authority, Freshwater,
	LIQ: State Street Bank & Trust Co./CalSTRS, 3.52%, 01/10/08	2,000
	Total Commercial Paper
	(Cost $6,000)	6,000

Daily Demand Notes — 12.1%

Ohio — 12.1%
500	State of Ohio, Solid Waste, BP Chemical, Inc. Project,
	Rev., VRDO, 3.70%, 12/03/07	500
	State of Ohio, Solid Waste, BP Exploration & Oil Project,
1,680	Rev., VRDO, 3.70%, 12/03/07	1,680
200	Rev., VRDO, GTY: BP Amoco plc, 3.70%, 12/03/07	200
5,710	State of Ohio, Solid Waste, BP Products North America,
	Series 2002B-BP, Rev., VRDO, 3.70%, 12/03/07	5,710
2,305	State of Ohio Water Development Authority, Ohio Edison Co. Project,
	Series PJ-B, Rev., VRDO, LOC: Wachovia Bank N.A., 3.70%, 12/03/07	2,305
	Total Daily Demand Notes
	(Cost $10,395)	10,395

Municipal Bonds — 8.7%

Ohio — 8.7%
2,600	City of Mason, Golf Course Acquisition,
	BAN, GO, 4.25%, 03/13/08	2,604
2,500	Orrville City School District, School Facilities Construction,
	BAN, GO, 4.38%, 12/13/07	2,501
2,400	University of Cincinnati,
	Series C, BAN, Rev., 4.50%, 01/24/08	2,403
	Total Municipal Bonds
	(Cost $7,508)	7,508

Weekly Demand Notes — 71.5%

Ohio — 67.8%
2,000	ABN AMRO Munitops Certificate Trust,
	Series 2006-4, GO, VRDO, FSA, LIQ: Bank of America, 3.65%, 12/03/07	2,000
1,887	Cincinnati City School District,
	Series 1511, GO, VRDO, FGIC, LIQ: Rabobank Nederland, 3.68%, 12/03/07	1,887
500	City of Lyndhurst, EDR, Hawken Schools,
	Series 2002, VRDO, LOC: National City Bank, 3.62%, 12/06/07	500
3,735	City of Sharonville, IDR, Edgcomb Metals Co. Project,
	Rev., VRDO, LOC: Wells Fargo Bank N.A., 3.58%, 12/03/07	3,735
2,000	City of Wooster, IDR, Allen Group, Inc.,
	Series 1985, Rev., VRDO, LOC: Wachovia Bank N.A., 3.66%, 12/03/07	2,000
2,505	Clipper Tax-Exempt Certificate Trust,
	Series 2007-21, Rev., VRDO, AMT, LIQ: State Street Bank & Trust Co., 3.68%, 12/03/07	2,505
1,995	Columbus Regional Airport Authority,
	Series MT-242, Rev., VRDO, GTY: Merrill Lynch & Co., 4.18%, 12/03/07	1,995

2,000	Cuyahoga County, Gilmore Academy Project,
	Rev., VRDO, LOC: Fifth Third Bank, 3.62%,12/03/07	2,000
2,200	Cuyahoga County, Health Care Facilities, Jennings Center Older Project,
	Rev., VRDO, LOC: Fifth Third Bank, 3.65%, 12/03/07	2,200
1,040	Franklin County, Multi-Family Housing, Ashton Square Apartments Project,
	Rev., VRDO, AMT, FNMA, LIQ: FNMA, 3.65%, 12/03/07	1,040
650	Franklin County, OhioHealth Corp.,
	Rev., VRDO, AMBAC, LIQ: Landesbank Hessen-Thueringen, 3.58%, 12/03/07	650
1,600	Hamilton County, Ohio Sales Tax,
	Series 1820, Rev., VRDO, AMBAC, LIQ: Morgan Stanley Municipal Funding, 3.68%, 12/03/07	1,600
1,040	Huron County, EDR, Norwalk Furniture Project,
	Rev., VRDO, LOC: Comerica Bank, 3.76%, 12/03/07	1,040
720	Lake County, Pressure Technology, Inc.,
	Series 2002, Rev., VRDO, AMT, LOC: Wachovia Bank N.A., 3.76%, 12/03/07	720
335	Mahoning County, Forum Health Obligation Group,
	Series B, Rev., VRDO, LOC: Fifth Third Bank, 3.62%, 12/03/07	335
3,000	Middletown Hospital Facilities,
	Series MT-239, Rev., VRDO, GTY: Merrill Lynch & Co., LIQ: Merrill Lynch Capital Services, LOC: Lloyds TSB Bank plc, 4.13%, 12/03/07	3,000
925	Montgomery County, Cambridge Commons Apartments,
	Series A, Rev., VRDO, LOC: FHLB, 3.65%, 12/03/07	925
4,653	Montgomery County, Pedcor Lyons Gate Project,
	Series A, Rev., VRDO, LOC: FHLB, 3.65%, 12/06/07	4,653
3,500	Ohio Air Quality Development Authority, Edison Project,
	Series 1219, Rev., VRDO, FGIC, LIQ: Morgan Stanley Municipal Funding, 3.71%, 12/03/07	3,500
	Ohio Housing Finance Agency, Merlots,
965	Series A34, Rev., VRDO, LIQ: Wachovia Bank N.A., 3.72%, 12/03/07	965
1,255	Series A78, Rev., VRDO, GNMA COLL, LIQ: Wachovia Bank N.A., 3.72%, 12/03/07	1,255
	Ohio Housing Finance Agency, Residential Mortgage Backed,
2,500	Series B, Rev., VRDO, AMT, LIQ: Citibank N.A., 3.66%, 12/03/07	2,500
1,000	Series F, Rev., VRDO, AMT, GNMA/FNMA/FHLMC, 3.62%, 12/03/07	1,000
2,075	Series F, Rev., VRDO, AMT, GNMA/FNMA, 3.62%, 12/03/07	2,075
890	Ohio State Department of Administrative Services,
	Series 2856, COP, VRDO, MBIA, LIQ: Merrill Lynch Capital Services, 3.82%, 12/03/07	890
2,000	Ohio State Water Development Authority, FirstEnergy Project,
	Series B, Rev., VRDO, LOC: Barclays Bank plc, 3.60%, 12/03/07	2,000
	Ohio State Water Development Authority, Pure Water,
1,165	Series 1118, Rev., VRDO, LIQ: Rabobank Nederland, 3.65%, 12/03/07	1,165
2,170	Series B, Rev., VRDO, MBIA, LIQ: State Street Bank & Trust Co., 3.60%, 12/03/07	2,170
2,640	State of Ohio,
	Series RR-II-R-6075, GO, VRDO, LIQ: Citigroup Financial Products, 3.66%, 12/03/07	2,640
2,780	Tuscarawas County, Hospital Facilities,
	Series MT-103, Rev., VRDO, LOC: Lloyds TSB Bank plc, 3.82%, 12/03/07	2,780
1,775	Warren County, Ralph J. Stolle Countryside,
	Series 1985, Rev., VRDO, LOC: Fifth Third Bank, 3.62%, 12/03/07	1,775
862	Warren County Health Care Facilities, Otterbein Homes Project,
	Series B, Rev., VRDO, LOC: Fifth Third Bank, 3.63%, 12/03/07	862
		58,362

Puerto Rico — 3.7%
1,415	Puerto Rico Highway & Transportation Authority, Macon Trust,
	Series M, Rev., VRDO, FGIC, LIQ: Bank of America N.A., 3.60%, 12/06/07	1,415

1,770	Puerto Rico Sales Tax Financing Corp.,
	Series 2012, Rev., VRDO, LIQ: Morgan Stanley Municipal Funding, 3.69%, 12/06/07	1,770
		3,185
	Total Weekly Demand Notes
	(Cost $61,547)	61,547

Total Investments — 99.3%
(Cost $85,450) *	85,450

Other Assets in Excess of Liabilities — 0.7%	651

Net Assets — 100.0%	$86,101

Percentages indicated are based on net assets.

ABBREVIATIONS:

*	The cost of securities is substantially the same for federal income tax purposes.
(n)	The rate shown is the effective yield at the date of purchase.
(t)	The date shown represents the earliest of the next reset date, next call date, prerefunded date, next put date or final maturity date.
AMBAC	American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax
BAN	Bond Anticipation Note
COLL	Collateral
COP	Certificates of Participation
EDR	Economic Development Revenue
FGIC	Financial Guaranty Insurance Co.
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
FSA	Financial Security Assurance
GNMA	Government National Mortgage Association
GO	General Obligation
GTY	Guaranty
IDR	Industrial Development Revenue
LIQ	Liquidity Agreement
LOC	Letter of Credit
MBIA	Municipal Bond Insurance Association
Merlots	Municipal Exempt Receipts Liquidity Optional Tender
Rev.	Revenue Bond
VRDO	Variable Rate Demand Obligation. The interest rate shown is the rate in effect as of November 30, 2007.

JPMorgan Short Duration Bond Fund
Schedule of Portfolio Investments
As of November 30, 2007 (Unaudited)
(Amounts in thousands)

Principal Amount ($)	Security Description	Value ($)

Long-Term Investments — 95.5%

Asset-Backed Securities — 5.3%
3,365	AmeriCredit Automobile Receivables Trust,
	Series 2005-DA, Class A4, 5.02%, 11/06/12	3,367
237	Amortizing Residential Collateral Trust,
	Series 2002-BC6, Class M1, FRN, 5.54%, 08/25/32 (i)	210
	Bear Stearns Asset Backed Securities Trust, Inc.,
1,729	Series 2003-SD2, Class 2A, VAR, 5.52%, 06/25/43	1,754
1,623	Series 2006-SD1, Class A, FRN, 5.16%, 04/25/36 (i)	1,483
	Capital Auto Receivables Asset Trust,
1,500	Series 2006-1, Class A4, 5.04%, 05/17/10	1,505
3,800	Series 2006-2, Class A3A, 4.98%, 05/15/11	3,810
	Capital One Auto Finance Trust,
2,730	Series 2005-C, Class A4A, 4.71%, 06/15/12	2,726
900	Series 2007-B, Class A3A, 5.03%, 04/15/12	905
2,155	Capital One Master Trust,
	Series 1998-1, Class A, 6.31%, 06/15/11	2,166
	Capital One Multi-Asset Execution Trust,
1,300	Series 2003-A4, Class A4, 3.65%, 07/15/11	1,290
395	Series 2003-B5, Class B5, 4.79%, 08/15/13	393
2,000	Series 2005-A8, Class A, 4.40%, 08/15/11	1,998
1,500	Series 2006-A2, Class A, 4.85%, 11/15/13	1,522
860	Series 2007-A9, Class A9, 4.95%, 08/15/12	870
	Carmax Auto Owner Trust,
2,200	Series 2005-1, Class A4, 4.35%, 03/15/10	2,189
1,350	Series 2006-1, Class A4, 5.41%, 06/15/11	1,368
650	Series 2006-2, Class A3, 5.15%, 02/15/11	652
	Citibank Credit Card Issuance Trust,
50	Series 2002-C3, Class C3, FRN, 6.83%, 12/15/09	50
429	Series 2003-A3, Class A3, 3.10%, 03/10/10	427
1,000	Series 2005-B1, Class B1, 4.40%, 09/15/10	995
	Citibank Credit Card Master Trust I,
640	Series 1999-2, Class A, 5.88%, 03/10/11	652
1,152	Series 1999-2, Class B, 6.15%, 03/10/11	1,167
1,053	Community Program Loan Trust,
	Series 1987-A, Class A4, 4.50%, 10/01/18	1,047
2,300	Countrywide Asset-Backed Certificates,
	Series 2004-6, Class M1, FRN, 5.39%, 10/25/34 (i)	2,119
3,096	Credit Suisse Mortgage Capital Certificates,
	Series 2006-CF1, Class A1, FRN, 5.10%, 11/25/35 (i)	2,902
175	CS First Boston Mortgage Securities Corp.,
	Series 2002-HE4, Class AF, 5.51%, 08/25/32	175
144	Federal Home Loan Mortgage Corp. Structured Pass-Through Securities,
	Series T-20, Class A6, SUB, 7.99%, 09/25/29	143
	Ford Credit Auto Owner Trust,
350	Series 2005-C, Class A4, 4.36%, 06/15/10	349
900	Series 2007-B, Class A3A, 5.15%, 11/15/11	907
750	GE Capital Credit Card Master Note Trust,

	Series 2005-3, Class A, 4.13%, 06/15/13	747
	Harley-Davidson Motorcycle Trust,
900	Series 2005-3, Class A2, 4.41%, 06/15/12	896
750	Series 2006-3, Class A3, 5.24%, 01/15/12	752
2,795	Series 2007-1, Class A4, 5.21%, 06/17/13	2,826
	Honda Auto Receivables Owner Trust,
3,000	Series 2005-2, Class A4, 4.15%, 10/15/10	2,987
350	Series 2005-3, Class A3, 3.87%, 04/20/09	349
2,000	Series 2006-2, Class A4, 5.28%, 01/23/12	2,024
1,390	Household Automotive Trust,
	Series 2006-1, Class A3, 5.43%, 06/17/11	1,396
580	John Deere Owner Trust,
	Series 2007-A, Class A3, 5.04%, 07/15/11	584
	MBNA Credit Card Master Note Trust,
239	Series 2002-C1, Class C1, 6.80%, 07/15/14	246
70	Series 2003-A1, Class A1, 3.30%, 07/15/10	70
295	Series 2003-A6, Class A6, 2.75%, 10/15/10	292
1,000	Series 2003-C1, Class C1, FRN, 6.35%, 06/15/12	1,002
	MBNA Master Credit Card Trust,
65	Series 1999-B, Class C, 6.65%, 08/15/11 (e)	66
5,808	Series 1999-J, Class B, 7.40%, 02/15/12	6,052
760	Series 2000-E, Class A, 7.80%, 10/15/12	819
2,465	Morgan Stanley ABS Capital I,
	Series 2003-SD1, Class M1, FRN, 6.29%, 03/25/33 (i)	2,334
1,510	MSDWCC Heloc Trust,
	Series 2007-1, Class A, FRN, 4.89%, 12/25/31 (i)	1,410
	Nissan Auto Receivables Owner Trust,
533	Series 2005-B, Class A3, 3.99%, 07/15/09	531
780	Series 2007-B, Class A3, 5.03%, 05/16/11	786
227	Onyx Acceptance Grantor Trust,
	Series 2004-C, Class A4, 3.50%, 12/15/11	226
90	Residential Asset Securities Corp.,
	Series 2001-KS1, Class AI6, 6.35%, 03/25/32	90
58	Residential Funding Mortgage Securities II, Inc.,
	Series 2000-HI1, Class AI7, SUB, 8.29%, 02/25/25	58
275	USAA Auto Owner Trust,
	Series 2005-3, Class A3, 4.55%, 02/16/10	275
1,894	Wachovia Auto Owner Trust,
	Series 2005-B, Class A5, 4.93%, 11/20/12	1,902
1,475	Wells Fargo Financial Auto Owner Trust 2004-A,
	Series 2005-A, Class A4, 4.28%, 05/15/12	1,467
	Total Asset-Backed Securities
	(Cost $69,225)	69,328

Collateralized Mortgage Obligations — 17.1%

Agency CMO — 13.1%
	Federal Home Loan Mortgage Corp. REMICS,
43	Series 2, Class Z, 9.30%, 03/15/19	45
21	Series 12, Class A, 9.25%, 11/15/19	21
44	Series 16, Class D, 10.00%, 10/15/19	47
55	Series 17, Class I, 9.90%, 10/15/19	59

93	Series 23, Class F, 9.60%, 04/15/20	99
40	Series 26, Class F, 9.50%, 02/15/20	42
8	Series 81, Class A, 8.13%, 11/15/20	8
41	Series 85, Class C, 8.60%, 01/15/21	43
41	Series 99, Class Z, 9.50%, 01/15/21	43
6	Series 159, Class H, 4.50%, 09/15/21	6
9	Series 189, Class D, 6.50%, 10/15/21	9
-(h)	Series 1045, Class G, HB, 1066.21%, 02/15/21	-(h)
9	Series 1053, Class G, 7.00%, 03/15/21	9
24	Series 1056, Class KZ, 6.50%, 03/15/21	24
13	Series 1074, Class H, 8.50%, 05/15/21	14
43	Series 1082, Class C, 9.00%, 05/15/21	45
18	Series 1087, Class I, 8.50%, 06/15/21	19
49	Series 1125, Class Z, 8.25%, 08/15/21	49
49	Series 1142, Class IA, 7.00%, 10/15/21	49
8	Series 1169, Class G, 7.00%, 11/15/21	8
31	Series 1173, Class E, 6.50%, 11/15/21	31
93	Series 1343, Class LA, 8.00%, 08/15/22	101
28	Series 1424, Class F, FRN, 4.93%, 11/15/22	28
479	Series 1480, Class LZ, 7.50%, 03/15/23	485
5	Series 1515, Class SA, IF, 8.61%, 05/15/08	5
63	Series 1550, Class SC, IF, 7.13%, 07/15/08	63
47	Series 1565, Class G, 6.00%, 08/15/08	47
7	Series 1575, Class SA, IF, 5.44%, 08/15/08	7
9	Series 1580, Class P, 6.50%, 09/15/08	9
6	Series 1604, Class MB, IF, 6.45%, 11/15/08	6
93	Series 1606, Class H, 6.00%, 11/15/08	93
66	Series 1612, Class PH, 6.00%, 11/15/08	66
6	Series 1612, Class SD, IF, 6.78%, 11/15/08	6
149	Series 1626, Class PT, 6.00%, 12/15/08	149
145	Series 1641, Class FA, FRN, 5.64%, 12/15/13	146
13	Series 1659, Class TZ, 6.75%, 01/15/09	13
32	Series 1673, Class H, 6.00%, 11/15/22	32
151	Series 1688, Class J, 6.00%, 12/15/13	151
119	Series 1701, Class PH, 6.50%, 03/15/09	118
349	Series 1702, Class TJ, 7.00%, 04/15/13	355
316	Series 1754, Class Z, 8.50%, 09/15/24	340
696	Series 1779, Class Z, 8.50%, 04/15/25	694
15	Series 1807, Class G, 9.00%, 10/15/20	16
10	Series 1838, Class H, 6.50%, 04/15/11	10
4,128	Series 2358, Class PD, 6.00%, 09/15/16	4,248
7,305	Series 2416, Class PR, 6.00%, 12/15/30	7,380
5,237	Series 2450, Class PE, 6.00%, 07/15/21	5,335
4,259	Series 2453, Class BD, 6.00%, 05/15/17	4,385
2,500	Series 2458, Class OE, 6.00%, 06/15/17	2,584
2,006	Series 2496, Class BK, 5.50%, 09/15/17	2,037
1,446	Series 2503, Class TG, 5.50%, 09/15/17	1,467
1,500	Series 2508, Class AQ, 5.50%, 10/15/17	1,523
6,135	Series 2513, Class DB, 5.00%, 10/15/17	6,118
1,058	Series 2519, Class HB, 5.00%, 10/15/21	1,058

1,057	Series 2526, Class CA, 5.00%, 06/15/16	1,057
259	Series 2534, Class HM, 4.50%, 10/15/16	258
7,715	Series 2578, Class DA, 4.50%, 09/15/16	7,679
1,343	Series 2579, Class GQ, 4.00%, 01/15/17	1,322
1,812	Series 2583, Class TD, 4.50%, 12/15/13	1,789
1,000	Series 2617, Class UM, 4.00%, 05/15/15	987
4,583	Series 2632, Class NE, 4.00%, 06/15/13	4,481
581	Series 2640, Class VM, 4.50%, 12/15/21	571
1,130	Series 2643, Class ME, 3.50%, 03/15/18	1,086
87	Series 2668, Class AD, 4.00%, 01/15/15	86
1,154	Series 2685, Class MX, 4.00%, 07/15/16	1,133
1,400	Series 2718, Class TC, 5.00%, 04/15/27	1,407
1,150	Series 2755, Class PA, PO, 02/15/29	1,026
3,875	Series 2763, Class PD, 4.50%, 12/15/17	3,808
251	Series 2763, Class TA, 4.00%, 03/15/11	256
5,899	Series 2765, Class CA, 4.00%, 07/15/17	5,753
1,250	Series 2780, Class YP, 7.50%, 08/15/18	1,323
787	Series 2782, Class HE, 4.00%, 09/15/17	767
1,000	Series 2786, Class PC, 4.50%, 10/15/16	993
921	Series 2825, Class VP, 5.50%, 06/15/15	936
4,000	Series 2836, Class PX, 4.00%, 05/15/18	3,885
677	Series 2851, Class BD, 4.00%, 02/15/20	666
6,755	Series 2875, Class HA, 4.00%, 11/15/18	6,552
4,840	Series 2924, Class DA, 4.50%, 02/15/19	4,774
961	Series 2927, Class YN, 4.50%, 10/15/32	951
2,600	Series 2955, Class OC, 5.00%, 02/15/24	2,605
2,715	Series 2962, Class WJ, 5.50%, 06/15/24	2,762
5,225	Series 2993, Class MN, 5.00%, 06/15/23	5,238
1,009	Series 3001, Class YN, 4.50%, 06/15/33	998
3,375	Series 3082, Class PE, 5.00%, 12/15/23	3,381
1,047	Series 3151, Class PA, 6.00%, 03/15/26	1,061
1,924	Series 3329, Class JA, 6.00%, 08/15/28	1,958
2,422	Series 3363, Class A, 5.00%, 07/15/16	2,423
4,191	Series R008, Class FK, FRN, 5.05%, 07/15/23	4,164
	Federal Home Loan Mortgage Corp.-Government National Mortgage Association,
2,132	Series 31, Class Z, 8.00%, 04/25/24	2,265
327	Series 56, Class Z, 7.50%, 09/20/26	340
	Federal National Mortgage Association STRIPS,
39	Series 25, Class 1, 6.00%, 02/01/13	39
354	Series 108, Class 1, PO, 03/01/20	327
5	Series 268, Class 2, IO, 9.00%, 02/01/23	1
7	Series B, Class 1, 6.00%, 05/01/09	7
	Federal National Mortgage Association REMICS,
32	Series 1988-7, Class Z, 9.25%, 04/25/18	34
37	Series 1988-13, Class C, 9.30%, 05/25/18	41
30	Series 1988-15, Class A, 9.00%, 06/25/18	33
35	Series 1988-16, Class B, 9.50%, 06/25/18	39
23	Series 1989-2, Class D, 8.80%, 01/25/19	25
69	Series 1989-27, Class Y, 6.90%, 06/25/19	71
17	Series 1989-54, Class E, 8.40%, 08/25/19	18

18	Series 1989-66, Class J, 7.00%, 09/25/19	19
14	Series 1989-70, Class G, 8.00%, 10/25/19	16
263	Series 1989-72, Class E, 9.35%, 10/25/19	291
37	Series 1989-89, Class H, 9.00%, 11/25/19	41
18	Series 1989-96, Class H, 9.00%, 12/25/19	19
25	Series 1990-7, Class B, 8.50%, 01/25/20	27
20	Series 1990-12, Class G, 4.50%, 02/25/20	20
442	Series 1990-19, Class G, 9.75%, 02/25/20	487
73	Series 1990-58, Class J, 7.00%, 05/25/20	77
74	Series 1990-61, Class H, 7.00%, 06/25/20	78
37	Series 1990-106, Class J, 8.50%, 09/25/20	39
15	Series 1990-109, Class J, 7.00%, 09/25/20	15
44	Series 1990-111, Class Z, 8.75%, 09/25/20	46
19	Series 1990-117, Class E, 8.95%, 10/25/20	21
20	Series 1990-123, Class G, 7.00%, 10/25/20	21
20	Series 1990-132, Class Z, 7.00%, 11/25/20	22
827	Series 1990-137, Class X, 9.00%, 12/25/20	907
7	Series 1991-53, Class J, 7.00%, 05/25/21	7
73	Series 1991-130, Class C, 9.00%, 09/25/21	80
295	Series 1992-81, Class ZB, 8.50%, 04/25/22	302
7	Series 1992-96, Class B, PO, 05/25/22	6
39	Series 1992-138, Class G, 7.50%, 08/25/22	39
34	Series 1993-71, Class PH, 6.50%, 05/25/08	34
46	Series 1993-101, Class PJ, 7.00%, 06/25/08	46
440	Series 1993-129, Class H, 6.50%, 08/25/08	441
108	Series 1993-134, Class H, 6.50%, 08/25/08	108
176	Series 1993-154, Class H, 6.00%, 08/25/08	176
15	Series 1993-165, Class SN, IF, 6.21%, 09/25/23	16
6	Series 1993-192, Class SC, IF, 6.84%, 10/25/08	6
7	Series 1993-196, Class FA, FRN, 5.28%, 10/25/08	7
396	Series 1993-220, Class PJ, 6.00%, 11/25/13	400
3	Series 1993-225, Class MC, PO, 11/25/23	3
4	Series 1993-231, Class SB, IF, 6.92%, 12/25/08	4
1	Series 1993-233, Class SC, IF, 6.77%, 12/25/08	1
117	Series 1993-235, Class G, PO, 09/25/23	103
378	Series 1994-7, Class PG, 6.50%, 01/25/09	379
8	Series 1994-20, Class Z, 6.50%, 02/25/09	8
43	Series 1994-32, Class Z, 6.50%, 03/25/09	44
52	Series 1994-33, Class H, 6.00%, 03/25/09	52
448	Series 1994-62, Class PH, 6.90%, 11/25/23	452
385	Series 1995-13, Class D, 6.50%, 09/25/08	386
37	Series 1995-13, Class K, 6.50%, 10/25/08	37
5	Series 1997-46, Class PN, 6.50%, 07/18/12	5
19	Series 1997-55, Class B, 7.00%, 02/18/27	19
4	Series 1997-67, Class GA, 4.00%, 02/25/09	4
74	Series 2001-7, Class PQ, 6.00%, 10/25/15	74
2,530	Series 2002-3, Class OG, 6.00%, 02/25/17	2,605
2,696	Series 2002-58, Class HC, 5.50%, 09/25/17	2,735
5,000	Series 2002-59, Class UC, 5.50%, 09/25/17	5,068
1,601	Series 2002-63, Class KC, 5.00%, 10/25/17	1,597

3,000	Series 2003-3, Class PD, 5.00%, 08/25/16	2,980
1,039	Series 2003-21, Class M, 5.00%, 02/25/17	1,041
5,000	Series 2003-84, Class GC, 4.50%, 05/25/15	4,970
5,000	Series 2003-113, Class PC, 4.00%, 03/25/15	4,932
687	Series 2004-101, Class AR, 5.50%, 01/25/35	697
2,361	Series 2005-40, Class YA, 5.00%, 09/25/20	2,363
2,840	Series 2005-47, Class AN, 5.00%, 12/25/16	2,843
693	Series 2005-48, Class OM, 5.00%, 03/25/30	693
4,149	Series 2005-68, Class JK, 5.25%, 05/25/35	4,138
1,053	Series 2005-84, Class MB, 5.75%, 10/25/35	1,076
5,000	Series 2006-39, Class WB, 5.50%, 10/25/30	5,052
30	Series G-11, Class Z, 8.50%, 05/25/21	34
15	Series G-22, Class ZT, 8.00%, 12/25/16	16
33	Series G-41, Class PT, 7.50%, 10/25/21	34
57	Series G92-35, Class E, 7.50%, 07/25/22	60
28	Series G92-40, Class ZC, 7.00%, 07/25/22	29
285	Series G92-44, Class ZQ, 8.00%, 07/25/22	306
65	Series G92-54, Class ZQ, 7.50%, 09/25/22	69
7	Federal National Mortgage Association Whole Loan,
	Series 1995-W3, Class A, 9.00%, 04/25/25	7
197	Government National Mortgage Association,
	Series 1997-12, Class D, 7.50%, 09/20/27	206
42	Vendee Mortgage Trust,
	Series 1994-3C, Class 3, 9.78%, 03/15/21	46
		170,103

Non-Agency CMO — 4.0%
	ABN AMRO Mortgage Corp.,
440	Series 2003-7, Class A3, 4.50%, 07/25/18	430
3,841	Series 2003-9, Class A2, 4.50%, 08/25/18	3,779
3,000	Adjustable Rate Mortgage Trust,
	Series 2005-2, Class 6M1, FRN, 5.18%, 06/25/35	2,874
3,000	Banc of America Mortgage Securities, Inc.,
	Series 2004-E, Class 2A5, FRN, 4.11%, 06/25/34	3,101
1,204	Bear Stearns Adjustable Rate Mortgage Trust,
	Series 2003-7, Class 3A, VAR, 4.95%, 10/25/33	1,204
5,113	Cendant Mortgage Corp.,
	Series 2004-3, Class A3, VAR, 5.51%, 06/25/34	5,139
6,689	Citigroup Mortgage Loan Trust, Inc.,
	Series 2003-UP3, Class A1, 7.00%, 09/25/33	6,914
659	Countrywide Alternative Loan Trust,
	Series 2003-J3, Class 2A1, 6.25%, 12/25/33	663
1,041	First Horizon Alternative Mortgage Securities,
	Series 2005-FA7, Class 1A5, 5.50%, 10/25/35	1,039
	GMAC Mortgage Corp. Loan Trust,
35	Series 2003-J1, Class A3, 5.25%, 03/25/18	35
1,242	Series 2003-J4, Class 2A1, 4.75%, 09/25/18	1,225
3,406	Impac Secured Assets CMN Owner Trust,
	Series 2004-4, Class 2A2, FRN, 5.15%, 02/25/35	3,144
25	Kidder Peabody Mortgage Assets Trust,
	Series A, Class A1, 6.50%, 02/22/17	25

570	MASTR Alternative Loans Trust,
	Series 2004-8, Class 6A1, 5.50%, 09/25/19	563
1,266	MASTR Asset Securitization Trust,
	Series 2003-4, Class 2A2, 5.00%, 05/25/18	1,267
4,335	Merrill Lynch Mortgage Investors, Inc.,
	Series 2005-A6, Class 2A2, FRN, 5.07%, 08/25/35	4,231
14	Merrill Lynch Trust,
	Series 44, Class G, 9.00%, 08/20/20	14
	Nomura Asset Acceptance Corp.,
2,985	Series 2005-AR1, Class 1A1, VAR, 5.10%, 02/25/35	2,947
2,734	Series 2005-AR2, Class 3A1, FRN, 5.04%, 05/25/35	2,723
	Paine Webber CMO Trust,
1	Series J, Class 3, 8.80%, 05/01/18	1
18	Series L, Class 4, 8.95%, 07/01/18	19
1,000	Residential Accredit Loans, Inc.,
	Series 2003-QR24, Class A7, 4.00%, 07/25/33	958
3,780	Residential Asset Mortgage Products, Inc.,
	Series 2004-SL1, Class A5, 6.00%, 11/25/31	3,837
18	Salomon Brothers Mortgage Securities VII, Inc.,
	Series 2000-UP1, Class A2, 8.00%, 09/25/30	18
1	Structured Mortgage Asset Residential Trust,
	Series 1993-2A, Class AE, 7.60%, 03/25/09	-
	WaMu Mortgage Pass-Through Certificates
4,000	Series 2003-AR10, Class A5, VAR, 4.06%, 10/25/33	3,969
191	Series 2003-S3, Class 1A31, 5.25%, 06/25/33	191
	Wells Fargo Mortgage Backed Securities Trust,
1,549	Series 2003-12, Class A3, 5.00%, 11/25/18	1,533
216	Series 2003-K, Class 1A2, FRN, 4.49%, 11/25/33	209
		52,052
	Total Collateralized Mortgage Obligations
	(Cost $220,222)	222,155

Commercial Mortgage-Backed Securities — 2.4%
3,225	Banc of America Commercial Mortgage, Inc.,
	Series 2004-5, Class A3, 4.56%, 11/10/41	3,177
	Bear Stearns Commercial Mortgage Securities,
4,006	Series 1999-WF2, Class A2, 7.08%, 07/15/31	4,089
5,600	Series 2002-TOP6, Class A2, 6.46%, 10/15/36	5,869
38	Series 2004-T16, Class A2, 3.70%, 02/13/46	38
1,059	Citigroup Commercial Mortgage Trust
	Series 2006-C4, Class A1, VAR, 5.91%, 03/15/49	1,077
1,330	Commercial Mortgage Asset Trust,
	Series 1999-C1, Class A4, VAR, 6.98%, 01/17/32	1,429
	CS First Boston Mortgage Securities Corp.,
698	Series 1998-C2, Class A2, 6.30%, 11/15/30	702
2,749	Series 2002-CKS4, Class A1, 4.49%, 11/15/36	2,719
956	DLJ Commercial Mortgage Corp.,
	Series 1999-CG2, Class A1B, VAR, 7.30%, 06/10/32	982
1,065	First Union-Chase Commercial Mortgage,
	Series 1999-C2, Class A2, 6.65%, 06/15/31	1,079
3,195	Merrill Lynch Mortgage Trust,

	Series 2004-BPC1, Class A2, 4.07%, 10/12/41	3,152
	Morgan Stanley Capital I,
3,500	Series 1999-LIFE, Class B, VAR, 7.38%, 04/15/33	3,620
1,413	Series 2006-T23, Class A1, 5.68%, 08/12/41	1,438
2,250	Morgan Stanley Dean Witter Capital I,
	Series 2001-280, Class A2, 6.49%, 02/03/16 (e)	2,415
	Total Commercial Mortgage-Backed Securities
	Cost ($31,570)	31,786

Corporate Bonds — 12.3%

Automobiles — 0.3%
4,000	Daimler Finance NA LLC,
	4.05%, 06/04/08	3,966

Capital Markets — 2.2%
	Bear Stearns Cos., Inc. (The),
1,000	2.88%, 07/02/08	980
2,975	4.00%, 01/31/08 (c)	2,963
500	4.55%, 06/23/10	484
610	6.75%, 12/15/07	610
300	Citicorp,
	7.25%, 10/15/11	326
	Credit Suisse USA, Inc.,
2,000	4.70%, 06/01/09	2,011
500	6.13%, 11/15/11	524
	Goldman Sachs Group, Inc. (The),
2,000	3.88%, 01/15/09	1,978
500	6.50%, 02/25/09 (e) (i)	508
1,500	6.60%, 01/15/12	1,595
2,000	6.65%, 05/15/09	2,060
	Lehman Brothers Holdings, Inc.,
450	3.50%, 08/07/08	442
2,225	3.95%, 11/10/09	2,186
702	5.00%, 01/14/11	696
1,000	Lehman Brothers, Inc.,
	6.63%, 02/15/08	1,000
	Merrill Lynch & Co., Inc.,
3,210	4.79%, 08/04/10	3,188
2,500	6.00%, 02/17/09	2,496
	Morgan Stanley,
500	3.88%, 01/15/09	492
3,073	4.25%, 05/15/10	3,023
1,000	6.60%, 04/01/12	1,048
		28,610

Chemicals — 0.3%
1,810	Dow Chemical Co., (The),
	5.97%, 01/15/09	1,835
1,400	Potash Corp. of Saskatchewan (Canada),
	7.75%, 05/31/11	1,533
		3,368

Commercial Banks — 2.3%
388	Bank of America Corp.,

	7.13%, 10/15/11	419
1,050	Bayerische Landesbank,
	5.88%, 12/01/08	1,072
470	FleetBoston Financial Corp.,
	6.50%, 03/15/08	471
1,900	HSBC Holdings plc (United Kingdom),
	7.50%, 07/15/09	1,976
5,000	M&I Marshall & Ilsley Bank,
	3.80%, 02/08/08	4,983
751	National City Corp.,
	3.13%, 04/30/09	737
525	PNC Funding Corp.,
	4.50%, 03/10/10	526
475	Republic New York Corp.,
	5.88%, 10/15/08	477
2,800	Royal Bank of Canada (Canada),
	3.88%, 05/04/09	2,780
	SunTrust Banks, Inc.,
2,215	4.00%, 10/15/08	2,193
1,500	5.25%, 11/05/12	1,516
1,500	Union Planters Corp,
	4.38%, 12/01/10	1,475
2,000	US Bank NA,
	6.38%, 08/01/11	2,126
2,000	Wachovia Bank NA,
	7.80%, 08/18/10	2,161
	Wachovia Corp.,
500	6.00%, 10/30/08	505
1,600	6.25%, 08/04/08	1,608
500	6.38%, 02/01/09	505
	Wells Fargo & Co.,
3,235	3.12%, 08/15/08	3,179
1,000	4.20%, 01/15/10	998
		29,707

Consumer Finance — 1.6%
1,000	AIG SunAmerica Global Financing VII,
	5.85%, 08/01/08 (e)	1,002
2,000	American Express Credit Corp.,
	3.00%, 05/16/08	1,982
700	American General Finance Corp.,
	4.88%, 05/15/10	705
570	American Honda Finance Corp.,
	3.85%, 11/06/08 (e)	564
1,875	Beneficial Corp.,
	6.47%, 11/17/08	1,892
492	Capital One Bank,
	5.75%, 09/15/10	493
	International Lease Finance Corp.,
5,000	3.50%, 04/01/09	4,905
1,400	4.50%, 05/01/08	1,392

1,420	John Deere Capital Corp.,
	5.65%, 07/25/11	1,470
	Pitney Bowes Credit Corp.,
2,100	5.75%, 08/15/08	2,106
2,852	8.63%, 02/15/08	2,869
1,000	SLM Corp.,
	4.00%, 01/15/10	942
		20,322

Diversified Financial Services — 2.8%
	Associates Corp. of North America,
1,400	6.88%, 11/15/08	1,421
1,121	8.15%, 08/01/09	1,193
340	8.55%, 07/15/09	360
	Bank of America Corp.,
1,500	4.38%, 12/01/10	1,498
1,790	7.13%, 03/01/09	1,833
1,000	7.80%, 02/15/10	1,072
1,000	Capital One Bank,
	5.00%, 06/15/09	989
1,300	Caterpillar Financial Services Corp.,
	Series F, 4.50%, 09/01/08	1,294
	CIT Group, Inc.,
1,500	4.13%, 11/03/09	1,443
2,118	4.25%, 02/01/10	2,035
500	5.88%, 10/15/08	497
2,350	7.63%, 11/30/12	2,371
	Citigroup, Inc.,
1,000	4.25%, 07/29/09	993
889	6.20%, 03/15/09	906
2,000	6.50%, 01/18/11	2,083
	General Electric Capital Corp.,
1,500	4.00%, 06/15/09	1,498
950	8.30%, 09/20/09	1,015
2,000	8.63%, 06/15/08	2,034
4,150	SUB, 8.13%, 04/01/08 (c)	4,199
890	Genworth Global Funding Trusts,
	5.20%, 10/08/10	908
3,000	HSBC Finance Corp.,
	4.13%, 11/16/09	2,959
1,000	Textron Financial Corp.,
	4.13%, 03/03/08	998
	USAA Capital Corp.,
500	4.00%, 12/10/07 (e)	500
175	4.64%, 12/15/09 (e)	177
1,900	Wells Fargo Financial, Inc.,
	6.85%, 07/15/09	1,969
		36,245

Diversified Telecommunication Services — 0.2%
2,870	Verizon Communications,
	6.46%, 04/15/08	2,882

Electric Utilities — 0.1%
760	Virginia Electric and Power Co.,
	5.10%, 11/30/12	761

Food & Staples Retailing — 0.1%
1,000	Wal-Mart Stores, Inc.,
	4.00%, 01/15/10	999

Household Durables — 0.1%
715	Centex Corp.,
	5.80%, 09/15/09	677

Insurance — 1.2%
1,050	Allstate Financial Global Funding,
	2.50%, 06/20/08 (e)	1,036
900	ASIF Global Financing XXIII,
	3.90%, 10/22/08 (e)	888
1,000	Jackson National Life Global Funding,
	3.50%, 01/22/09 (e)	986
1,000	John Hancock Global Funding II,
	3.50%, 01/30/09 (e)	985
1,600	MassMutual Global Funding II,
	2.55%, 07/15/08 (e)	1,576
500	Metropolitan Life Global Funding I,
	2.60%, 06/19/08 (e)	493
1,000	Monumental Global Funding II,
	3.85%, 03/03/08 (e)	996
4,000	New York Life Global Funding,
	3.88%, 01/15/09 (e)	3,981
1,085	Pacific Life Global Funding,
	3.75%, 01/15/09 (e)	1,072
	Pricoa Global Funding I,
1,510	3.90%, 12/15/08 (e)	1,491
3,000	4.35%, 06/15/08 (e)	2,980
		16,484

Multi-Utilities — 0.2%
3,000	Duke Energy Carolinas LLC,
	4.20%, 10/01/08 (c)	2,985

Paper & Forest Products — 0.2%
690	International Paper Co.,
	4.25%, 01/15/09	683
	Willamette Mexican Holding Co.,
750	6.45%, 06/18/09	774
1,000	6.45%, 07/14/09	1,033
		2,490

Real Estate Investment Trusts (REITs) — 0.1%
1,000	Simon Property Group LP,
	3.75%, 01/30/09	980

Road & Rail — 0.1%
1,440	Burlington Northern Santa Fe Corp.,
	6.13%, 03/15/09	1,462

Thrifts & Mortgage Finance — 0.5%
1,500	Countrywide Home Loans, Inc.,

	4.13%, 09/15/09	1,126
2,000	Washington Mutual Bank,
	6.88%, 06/15/11	1,892
	Washington Mutual, Inc.,
1,000	4.00%, 01/15/09	941
1,820	4.20%, 01/15/10	1,665
1,000	World Savings Bank FSB,
	4.50%, 06/15/09	1,002
		6,626
	Total Corporate Bonds
	(Cost $159,197)	158,564

Mortgage Pass-Through Securities — 13.4%
	Federal Home Loan Mortgage Corp. Gold Pools,
13,160	4.00%, 07/01/18 - 07/01/19	12,692
6,701	4.50%, 04/01/16 - 10/01/18	6,609
22,435	5.00%, 03/01/18 - 04/01/19	22,481
127	5.50%, 01/01/09 - 11/01/12	130
77	6.00%, 01/01/19	79
16,200	6.00%, 07/01/08 - 06/01/20	16,565
1,163	6.00%, 07/01/32	1,188
54	6.25%, 07/01/09	54
8	6.50%, 07/01/13	8
643	6.50%, 10/01/08 - 07/01/16	665
204	6.50%, 08/01/18 - 05/01/21	213
142	7.00%, 03/01/14	150
436	7.00%, 12/01/08 - 03/01/15	451
144	7.50%, 01/01/08 - 11/01/11	146
659	7.50%, 10/01/16 - 07/01/18	706
242	8.00%, 09/01/09 - 01/01/12	251
72	8.50%, 05/01/10	76
5	8.50%, 11/01/15	5
	Federal Home Loan Mortgage Corp. Conventional Pools,
407	8.00%, 09/01/08 - 05/01/19	417
24	8.25%, 08/01/09 - 08/01/17	24
33	8.50%, 12/01/07 - 11/01/19	34
24	8.75%, 05/01/09 - 05/01/11	24
18	9.00%, 09/01/09 - 11/01/09	18
83	ARM, 4.62%, 12/01/17	84
649	ARM, 4.66%, 03/01/35	648
12	ARM, 7.05%, 09/01/25	12
193	ARM, 7.09%, 01/01/27	195
9	ARM, 7.10%, 01/01/27	9
250	ARM, 7.18%, 12/01/27	253
	Federal National Mortgage Association Various Pools,
5,348	4.00%, 07/01/13 - 07/01/17	5,263
13,534	4.00%, 07/01/18 - 01/01/19	13,077
11,512	4.50%, 05/01/18 - 05/01/19	11,352
9,627	4.50%, 11/01/13 - 12/01/19	9,611
27,404	5.00%, 12/01/13 - 07/01/20	27,475
26	5.50%, 07/01/09	26

6,073	5.50%, 10/01/08 - 01/01/20	6,163
5,675	5.50%, 08/01/34 - 03/01/37	5,687
91	6.00%, 07/01/17	94
7,864	6.00%, 01/01/09 - 04/01/21	8,057
9,304	6.00%, 03/01/18 - 04/01/24	9,535
971	6.50%, 05/01/08 - 09/01/13	989
1,424	6.50%, 02/01/08 - 08/01/19	1,475
61	6.50%, 08/01/14 - 03/01/26	63
228	7.00%, 10/01/08 - 03/01/15	234
262	7.00%, 12/01/13 - 08/01/21	275
10	7.50%, 01/01/11	10
383	7.50%, 01/01/08 - 05/01/15	394
101	7.50%, 08/15/09 - 06/01/16	106
42	8.00%, 08/01/09 - 11/01/15	43
125	8.00%, 07/01/14 - 11/01/15	133
367	8.00%, 01/01/09 - 12/01/30	388
158	8.50%, 11/01/11	164
69	8.50%, 01/01/10 - 03/01/27	75
17	9.00%, 02/01/10 - 03/01/12	17
216	9.00%, 02/01/31	235
-(h)	9.50%, 12/01/09	-(h)
85	9.50%, 07/01/28	94
19	10.00%, 02/01/24	22
4,133	ARM, 4.90%, 09/01/34	4,136
2,014	ARM, 4.94%, 12/01/35	2,016
55	ARM, 5.51%, 01/01/19	55
71	ARM, 5.61%, 07/01/27	72
46	ARM, 5.75%, 11/01/16	46
42	ARM, 5.92%, 08/01/17	43
120	ARM, 6.71%, 03/01/19	120
18	ARM, 6.79%, 08/01/19	19
25	ARM, 7.12%, 05/01/25	25
49	ARM, 7.17%, 06/01/27	50
1	ARM, 7.22%, 10/01/27	1
13	ARM, 7.35%, 10/01/25	13
	Government National Mortgage Association Various Pools,
77	6.00%, 04/15/14 - 11/20/14	79
130	6.50%, 07/15/08 - 07/15/09	131
9	7.00%, 01/15/09	9
38	7.50%, 09/20/28	40
17	8.00%, 09/15/09	18
84	8.00%, 09/20/26 - 12/20/27	91
144	8.50%, 03/20/25 - 04/20/25	156
97	9.00%, 09/15/09 - 10/15/26	99
833	9.50%, 07/15/20 - 12/15/25	913
85	12.00%, 11/15/19	99
258	ARM, 5.63%, 08/20/16 - 09/20/22	262
4	ARM, 6.00%, 03/20/16	4
243	ARM, 6.13%, 11/20/15 - 11/20/25	246
313	ARM, 6.37%, 01/20/16 - 01/20/28	317

Total Mortgage Pass-Through Securities
(Cost $171,738)	174,304

U.S. Government Agency Securities — 8.2%
	Federal Farm Credit Bank,
300	3.05%, 07/07/08	297
400	3.63%, 12/24/07	400
	Federal Home Loan Bank System,
300	2.70%, 07/07/08	297
3,000	2.87%, 07/02/08	2,973
4,000	3.00%, 01/08/08	3,995
800	3.00%, 06/18/08	794
500	3.00%, 07/09/08	496
500	3.00%, 07/14/08	496
800	3.00%, 12/17/08	792
600	3.01%, 01/18/08	599
1,750	3.02%, 04/22/08	1,741
600	3.03%, 06/30/08	595
905	3.05%, 06/12/08	898
200	3.06%, 03/28/08	199
845	3.13%, 12/30/08	837
390	3.13%, 01/09/09	386
605	3.25%, 06/12/08	601
580	3.25%, 07/25/08	576
1,245	3.25%, 12/18/08	1,235
850	3.25%, 01/09/09	843
840	3.30%, 03/04/08	838
500	3.31%, 01/23/09	496
450	3.31%, 04/14/09	447
875	3.32%, 12/18/07	874
1,800	3.33%, 06/10/08	1,789
600	3.33%, 12/19/08	596
2,035	3.35%, 12/26/08	2,020
735	3.38%, 07/30/08	730
1,610	3.45%, 12/05/08	1,600
440	3.50%, 05/20/08	438
500	3.56%, 01/30/09	497
500	3.63%, 05/05/08	498
2,760	3.63%, 08/13/08 (c)	2,746
350	3.63%, 04/15/09	349
500	3.63%, 04/22/09	498
4,600	4.63%, 02/18/11	4,722
100	6.03%, 01/30/08	100
	Federal Home Loan Mortgage Corp.,
4,000	3.00%, 01/22/08	3,994
500	3.00%, 07/08/08	496
662	3.00%, 07/14/08	656
1,868	3.00%, 11/28/08	1,848
575	3.15%, 06/04/08	571
2,000	3.25%, 06/04/08	1,987
1,459	3.29%, 06/16/09	1,447

1,089	3.50%, 08/27/08	1,082
2,450	3.50%, 03/25/09	2,437
863	3.60%, 05/13/08	860
2,000	4.13%, 07/12/10 (c)	2,020
11,000	6.63%, 09/15/09	11,546
775	SUB, 3.50%, 04/28/09	771
	Federal National Mortgage Association,
600	2.65%, 06/30/08	594
1,000	3.00%, 06/11/08	992
2,860	3.00%, 06/12/08	2,838
1,250	3.15%, 05/27/09	1,238
860	3.30%, 06/02/09	854
575	3.50%, 07/24/08	572
200	3.50%, 04/06/09	199
4,000	3.88%, 02/15/10 (c)	4,017
7,000	4.50%, 02/15/11 (c)	7,166
20,000	6.38%, 06/15/09 (c)	20,774
	Total U.S. Government Agency Securities
	(Cost $105,739)	107,247

U.S. Treasury Obligations — 36.6%
	U.S. Treasury Inflation Indexed Bonds
1,291	3.63%, 01/15/08 (c)	1,295
3,814	3.88%, 01/15/09	3,942
1,053	4.25%, 01/15/10 (c)	1,128
	U.S. Treasury Notes
5,000	2.63%, 05/15/08 (c)	4,985
6,500	3.00%, 02/15/08 (c)	6,496
2,000	3.13%, 10/15/08 (c)	1,998
4,000	3.13%, 04/15/09	4,002
9,000	3.25%, 08/15/08 (m)	8,998
8,000	3.38%, 02/15/08 (c)	8,001
3,000	3.38%, 09/15/09 (c)	3,016
500	3.50%, 11/15/09 (c)	505
40,000	3.50%, 02/15/10 (c)	40,372
19,600	3.63%, 10/31/09 (c)	19,804
8,000	3.75%, 05/15/08 (c)	8,016
38,500	3.88%, 05/15/09 (m)	38,933
5,000	3.88%, 09/15/10 (c)	5,107
25,000	4.00%, 08/31/09 (c) (m)	25,387
35,000	4.00%, 09/30/09 (c)	35,566
10,000	4.13%, 08/15/10 (c)	10,268
10,350	4.13%, 08/31/12 (c)	10,660
5,000	4.25%, 01/15/11 (c)	5,172
10,000	4.38%, 12/31/07 (c)	10,002
24,000	4.50%, 02/15/09 (c) (m)	24,386
25,000	4.50%, 11/15/10 (c)	25,998
5,000	4.50%, 02/28/11 (c)	5,210
10,000	4.50%, 03/31/12 (c)	10,448
6,000	4.63%, 02/29/08 (c)	6,018
8,000	4.63%, 03/31/08 (c)	8,038

10,000	4.63%, 07/31/09 (c)	10,244
33,000	4.63%, 11/15/09 (c)	33,993
5,000	4.63%, 10/31/11 (c)	5,244
1,000	4.75%, 11/15/08 (c)	1,014
18,900	4.75%, 02/15/10 (c)	19,579
15,000	4.88%, 05/31/08	15,112
1,000	4.88%, 01/31/09 (c)	1,020
17,000	4.88%, 05/15/09 (c)	17,432
10,000	4.88%, 06/30/09 (c)	10,273
15,000	4.88%, 08/15/09 (c)	15,431
7,000	5.63%, 05/15/08 (m)	7,072
5,000	6.50%, 02/15/10 (c)	5,360
	Total U.S. Treasury Obligations
	(Cost $470,872)	475,525

Supranational — 0.2%
	International Bank for Reconstruction & Development,
1,500	5.05%, 05/29/08	1,504
544	Zero Coupon, 08/15/08	531
	Total Supranational
	(Cost $2,032)	2,035
	Total Long-Term Investments
	(Cost $1,230,595)	1,240,944
Shares

Short-Term Investment — 4.0%

Investment Company — 4.0%
51,993	JPMorgan U.S. Government Money Market Fund, Institutional Class (b)
	(Cost $51,993)	51,993

Principal Amount ($)

Investments of Cash Collateral for Securities on Loan — 18.6%

Certificates of Deposit — 1.2%
1,250	Calyon, New York,
	FRN, 4.65%, 03/15/10	1,246
5,000	Canadian Imperial Bank of Commerce, New York,
	FRN, 4.73%, 12/31/08	4,999
10,000	Mitsubishi UFJ Trust, New York,
	4.92%, 02/08/08	10,000
		16,245

Commercial Paper — 7.0%
10,000	Amstel Funding Corp.,
	5.17%, 12/12/07	9,988
7,000	Aquinas Funding LLC,
	6.03%, 01/03/08	6,971
10,000	Bavaria Universal Funding Corp.,
	5.52%, 12/11/07	9,989
11,000	Ebbets Funding LLC,
	5.37%, 12/17/07	10,980
10,000	Liberty Street Funding Co.,
	4.82%, 12/14/07	9,986
	Scaldis Capital LLC,
10,000	4.86%, 12/17/07	9,982

2,000	4.97%, 12/20/07	1,996
10,000	Sheffield Receivable Corp.,
	4.82%, 12/12/07	9,988
	Thames Asset Global Securitization, Inc.,
9,000	4.77%, 12/10/07	8,992
2,750	5.12%, 12/14/07	2,746
10,000	Tulip Funding,
	4.82%, 12/18/07	9,980
		91,598

Corporate Notes — 6.9%
6,000	BBVA US Senior SAU (Spain),
	FRN, 5.75%, 03/12/10	5,968
8,000	Beta Finance, Inc.,
	FRN, 4.62%, 01/15/08 (i) (s)	7,988
	Caixa d'Estalvis de Catalunya (Spain),
3,800	FRN, 5.75%, 06/30/08	3,795
3,000	FRN, 5.75%, 06/30/08	2,996
31	Mastr Asset Backed Securities Trust,
	FRN, 4.86%, 02/25/08	31
8,000	Dorada Finance, Inc.,
	FRN, 4.62%, 01/14/08 (i) (s)	7,989
6,000	General Electric Capital Corp.,
	FRN, 4.65%, 03/12/10	5,917
11,000	Goldman Sachs Group, Inc.,
	FRN, 4.81%, 02/13/09	10,971
2,387	GSAA Trust,
	FRN, 4.86%, 02/22/08 (i) (s)	2,326
6,000	Liberty Lighthouse Co. LLC,
	FRN, 4.59%, 02/04/08	5,997
8,500	Macquarie Group Ltd.,
	FRN, 4.79%, 08/20/08	8,495
7,500	Metropolitan Life Global Funding I,
	FRN, 4.77%, 08/21/08	7,494
7,300	Monumental Global Funding III,
	FRN, 5.07%, 05/24/10	7,263
	Pricoa Global Funding I,
2,000	FRN, 4.66%, 12/15/09	1,992
5,000	FRN, 4.78%, 09/26/08	4,995
5,000	Bank of Scotland PLC,
	FRN, 5.16%, 11/21/08	4,996
		89,213

Repurchase Agreements — 2.9%
12,656	Bank of America Securities LLC, 4.62%, dated 11/30/07, due 12/03/07,
	repurchase price $12,661, collateralized by U.S. Government Agency Mortgages	12,656
25,000	Barclays Capital, Inc., 4.63%, dated 11/30/07, due 12/03/07,
	repurchase price $25,010, collateralized by U.S. Government Agency Mortgages	25,000
		37,656

Time Deposits — 0.6%
2,500	Banesto SA, Madrid,
	5.36%, 01/14/08	2,500

5,000	Rabobank, London,
	4.60%, 12/07/07	5,000
		7,500
	Total Investments of Cash Collateral for Securities on Loan
	(Cost $242,506)	242,212

Total Investments — 118.1%
(Cost $1,525,094)	1,535,149

Liabilities in Excess of Other Assets — (18.1)%	(234,761)

NET ASSETS — 100.0%	$1,300,388

Percentages indicated are based on net assets.

ABBREVIATIONS:

(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by JPMorgan Investment Advisors Inc.
(c)	Security, or a portion of the security, has been delivered to a counterparty as part of a security lending transaction.
(e)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(h)	Amount rounds to less than one thousand (shares or dollars).
(i)	Security has been deemed illiquid pursuant to procedures approved by the Board of Trustees and may be difficult to sell.
(m)

All or a portion of this security is reserved for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, and reverse repurchase agreements.

(s)

These holdings represent investments in structured investment vehicles (SIVs). The value of SIVs may be affected by, among other things, changes in: interest rates, the quality of the underlying assets or the market’s assessment thereof, factors concerning interests in and structure of the issuer or the originator of the receivables, or the creditworthiness of the entities that provide credit enhancements. SIVs have experienced decreased liquidity primarily resulting from declines in the market value of certain categories of collateral underlying the SIVs. These holdings were previously determined to be liquid at the time of acquisition of such investments and have since been deemed to be illiquid due to the changes in market conditions.

ARM	Adjustable Rate Mortgage
CMO	Collateralized Mortgage Obligation
FRN	Floating Rate Note. The interest rate shown is the rate in effect as of November 30, 2007.
HB

High Coupon Bonds (a.k.a. “IOettes”) represent the right to receive interest payments on an underlying pool of mortgages with similar features as those associated with IO securities. Unlike IO’s the owner also has a right >to receive a very small portion of principal. The high interest rates result from taking interest payments from other classes in the Real Estate Mortgage Investment Conduit trust and allocating them to the small principal of the HB class.

IF

Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a pecified index. The interest rate shown is the rate in effect as of November 30, 2007. The rate may be subject to a cap and floor.

IO

Interest Only represents the right to receive the monthly interest payment on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool. The yields on these securities exceed yields on other mortgage-backed securities because their cash flow patterns are more volatile and there is a greater risk that the initial investment will not be fully recouped. These securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.

PO

Principal Only represents the right to receive the principal portion only on an underlying pool of mortgage loans. The market value of these securities is extremely volatile in response to changes in market interest rates. As prepayments on the underlying mortgages of these securities increase, the yield on these securities increases.

REMICS	Real Estate Mortgage Investment Conduits
STRIPS

Separate Trading of Registered Interest and PrincipalSecurities. The STRIPS Program lets investors hold and trade individual interest and principal components of eligible notes and bonds as separate securities.

SUB	Step-Up Bond. The interest rate shown is the rate in effect as of November 30, 2007.
VAR	Variable Rate Note. The interest rate shown is the rate in effect as of November 30, 2007.

As of November 30, 2007, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$12,807
Aggregate gross unrealized depreciation	(2,752)
Net unrealized appreciation/depreciation	$10,055
Federal income tax cost of investments	$1,525,094

JPMorgan Short Term Municipal Bond Fund
Schedule of Portfolio Investments
As of November 30, 2007 (Unaudited)
(Amounts in thousands)

Principal Amount ($)	Security Description (t)	Value ($)

Long-Term Investments — 94.5%

Municipal Bonds-- 94.5%

Alabama — 2.3%
250	Alabama Public Housing Authorities,
	Series A, Rev., FSA, 3.50%, 01/01/10	250
	Huntsville Madison County Airport Authority,
2,330	Rev., FSA, 5.00%, 07/01/12	2,443
2,450	Rev., FSA, 5.00%, 07/01/13	2,580
		5,273

Alaska — 0.9%
1,945	Alaska Energy Authority, Bradley Lake,
	Third Series, Rev., FSA, 6.00%, 07/01/09	2,023

Arizona — 7.0%
2,400	Arizona Health Facilities Authority, Phoenix Children's Hospital,
	Series A, Rev., VAR, 4.58%, 12/06/07	2,379
1,365	City of Sedona, Excise Tax,
	Rev., MBIA, 5.00%, 07/01/08	1,378
11,705	Maricopa County, IDA, Coral Point Apartments Project,
	Series A, Rev., VAR, 4.95%, 03/01/08	11,714
380	Tucson & Prima Counties, IDA, Mortgage-Backed Securities Program,
	Series 1A, Rev., VAR, GNMA/FNMA COLL, 7.45%, 01/01/10	392
		15,863

California — 6.2%
3,400	City of Lodi, Electric Systems, Capital Appreciation,
	Series B, COP, MBIA, Zero Coupon, 01/15/09 (p)	1,333
5,000	Contra Costa County, Multi-Family Housing, Pleasant Hill Bart Transit,
	Series A, Rev., VAR, 3.95%, 12/04/07 (w)	5,001
2,150	Golden State Tobacco Securitization Corp., Asset-Backed,
	Senior Series A1, Rev., 4.50%, 06/01/17	1,928
1,000	Long Beach Bond Finance Authority,
	Series A, Rev., 5.00%, 11/15/09	1,020
1,210	Orange County, Water District,
	Series B, Rev., COP, MBIA, 4.50%, 08/15/09	1,232
3,375	State of California,
	Series A, GO, MBIA , 5.25%, 07/01/13	3,703
		14,217

Colorado — 5.9%
5,750	Arapahoe County Water & Wastewater Authority,
	Series C, Rev., VAR, LOC: BNP Paribas, 3.12%, 12/01/07 (p)	5,750
2,500	Countrydale Metropolitan District,
	GO, VAR, LOC: Compass Bank, 3.50%, 12/01/07	2,500
	Delta County, Memorial Hospital District Enterprise,
1,025	Rev., 4.10%, 09/01/08	1,024
1,155	Rev., 4.45%, 09/01/09	1,160
910	Denver City & County, Metropolitan Mayors Caucus,
	Series A, Rev., VAR, GNMA/FNMA/FHLMC COLL, 6.35%, 05/01/09	921

1,570	Denver City & County, Various Purpose,
	Series B, Rev., GO, 5.75%, 08/01/08	1,595
405	El Paso County, Single Family Mortgage,
	Series A, Rev., 6.20%, 05/01/12	414
		13,364

Connecticut — 1.8%
5	City of New Haven,
	Series C, GO, MBIA , 5.00%, 11/01/08 (p)	5
2,605	Connecticut State Higher Education Supplement Loan Authority,
	Family Education Loan Program, Series A, Rev., MBIA , 4.38%, 11/15/13	2,633
1,495	State of Connecticut,
	Series B, Rev., GO, 5.75%, 11/01/09 (p)	1,578
		4,216

Delaware — 1.2%
2,500	Delaware Transportation Authority, Motor Fuel Tax Revenue,
	Series B, Rev., AMBAC, 5.25%, 07/01/12	2,707

Florida — 7.2%
1,600	Broward County, Resource Recovery, Wheelabrator,
	Series A, Rev., 5.50%, 12/01/08	1,632
605	City of Atlantic Beach, Health Care, Fleet Landing Project,
	Rev., ACA, 5.25%, 10/01/08	609
2,195	Collier County School Board,
	COP, FSA, 5.38%, 02/15/12 (p)	2,373
945	Escambia County, Housing Finance Authority, Multi-County Program,
	Series A, Rev., GNMA/FNMA COLL, 2.63%, 10/01/09	931
2,150	Florida Housing Finance Corp., Heritage Villas,
	Series F, Rev., 4.00%, 10/01/10	2,153
3,500	Highlands County Health Facilities Authority, Adventist Health Hospital,
	Series I, Rev., VAR, 5.00%, 11/16/09	3,575
3,000	Miami-Dade County Educational Facilities Authority, University of Miami,
	Series B, Rev., 5.00%, 04/01/12	3,183
2,000	University Athletic Association, Inc., Athletic Program, Remarket,
	Rev., VAR, LIQ: Suntrust Bank, 3.80%, 10/01/11	2,020
		16,476

Georgia — 3.0%
5,000	Coweta County, Sales Tax,
	GO, AMBAC, 5.00%, 03/01/11	5,264
	Monroe County Development Authority, Oglethorpe Power Corp.,
905	Series A, Rev., MBIA-IBC, 6.70%, 01/01/09	936
500	Series A, Rev., MBIA-IBC, 6.75%, 01/01/10	534
		6,734

Hawaii — 0.9%
2,000	Honolulu City & County,
	Rev., GO, MBIA-IBC, 5.45%, 09/11/08 (p)	2,031

Illinois — 3.2%
1,000	City of Chicago, Second Lien,
	Rev., MBIA, 6.00%, 01/01/10 (p)	1,064
1,790	Illinois Educational Facilities Authority, Medical Term-Field Museum,
	Rev., VAR, 4.45%, 11/01/14	1,831
2,750	Illinois Educational Facilities Authority, University of Chicago, Remarket,

	Series B, Rev., VAR, 4.05%, 07/01/09	2,773
1,675	Winnebago County, School District No. 122 Harlem-Loves Park,
	Rev., GO, FGIC, 6.55%, 06/01/09	1,752
		7,420

Indiana — 1.3%
1,055	Indiana Educational Facilities Authority, Butler University Project,
	Rev., MBIA, 4.75%, 02/01/08	1,057
	New Albany School District, Floyd County School Building Corp., First Mortgage,
635	Rev., FGIC, 5.00%, 01/15/09	646
1,305	Rev., FGIC, 5.00%, 01/15/10	1,349
		3,052

Kansas — 0.9%
1,010	Saline County Unified School District No. 305,
	GO, FSA, 5.25%, 09/01/08	1,023
950	Sedgwick County Unified School District No. 259,
	GO, MBIA, 5.50%, 09/01/10	1,001
		2,024

Louisiana — 0.8%
635	Louisiana Public Facilities Authority, Ochsner Clinic Foundation Project,
	Series B, Rev., 5.00%, 05/15/10	647
	Parish of St. Mary, Solid Waste,
225	Rev., 5.40%, 03/01/08	226
280	Rev., 5.40%, 03/01/09	284
295	Rev., 5.40%, 03/01/10	302
310	Rev., 5.40%, 03/01/11	321
		1,780

Massachusetts — 4.1%
3,850	City of Quincy, Longs,
	Rev., VAR., FSA, 6.22%, 12/19/07	3,861
735	Commonwealth of Massachusetts,
	Series B, GO, 6.50%, 08/01/08 (p)	749
3,000	Massachusetts Housing Finance Agency, Insured Construction Loan,
	Series A, Rev., AMT, FSA, 4.13%, 01/03/08	3,001
	New Bedford Housing Authority, Capital Funding Program,
620	Series A, Rev., 2.70%, 10/01/08	615
635	Series A, Rev., 3.00%, 10/01/09	629
375	Series A, Rev., 3.20%, 10/01/10	373
		9,228

Michigan — 0.5%
1,240	Saginaw Hospital Finance Authority, Covenant Medical Center,
	Series G, Rev., 4.75%, 07/01/08	1,247

Mississippi — 2.0%
4,540	Biloxi Housing Authority, Cadet Point Senior Village,
	Rev., FSA, 3.25%, 12/01/07	4,540

Missouri — 2.0%
2,500	City of St Louis, Lamber-St. Louise International Airport,
	Series A, Rev., FSA, 5.00%, 07/01/09	2,561
1,340	Missouri Development Finance Board Infrastructure, Public Safety Improvement,
	Series D, Rev., 5.00%, 03/01/08	1,345
665	Riverview Gardens School District, Capital Appreciation,

GO, FSA, Zero Coupon, 04/01/11	591
4,497

Nebraska — 0.4%
1,000	State of Nebraska, State of Information Systems,
	Rev., COP, 4.40%, 07/01/08	1,006

Nevada — 1.1%
2,500	Clark County, Junior Sub Lien,
	Series B-1, Rev., AMT, 5.00%, 07/01/08	2,521

New Hampshire — 1.8%
4,000	New Hampshire Business Finance Authority,
	Series A, Rev., VAR, 3.50%, 02/01/09	3,984

New Jersey — 4.3%
3,135	Monmouth County Improvement Authority, Government Lien,
	Rev., AMBAC, 5.00%, 12/01/12 (w)	3,358
700	New Jersey State Educational Facilities Authority, Stevens Institutional Technology,
	Series A, Rev., 5.00%, 07/01/13	720
2,685	South Jersey Port Corp.,
	AMT, Rev., 5.00%, 01/01/08	2,688
2,750	Tobacco Settlement Financing Corp., Asset-Backed,
	Rev., 6.13%, 06/01/12 (p)	3,063
		9,829

New York — 1.6%
5	City of New York,
	Series F, GO, 5.38%, 02/01/08 (p)	5
495	City of New York, Unrefunded Balance,
	Series F, GO, 5.38%, 02/01/08	501
3,000	New York State Dormitory Authority,
	Series B, Rev., VAR, 5.25%, 05/15/12	3,210
		3,716

North Carolina — 2.4%
3,000	North Carolina Housing Finance Agency,
	Series 27-A, Rev., VAR, AMT, 3.69%, 06/01/08	3,000
	North Carolina Medical Care Commission, First Mortgage, Deefield,
1,000	Series A, Rev., 3.13%, 11/01/09	980
1,500	Series A, Rev., 3.38%, 11/01/10	1,465
		5,445

North Dakota — 0.3%
580	North Dakota State Housing Finance Agency, Home Mortgage Finance,
	Series B, Rev., 3.30%, 07/01/08	579

Ohio — 5.0%
4,500	Buckeye Tobacco Settlement Financing Authority, Asset-Backed, Senior Service Turbo,
	Series A-2, Rev., 5.13%, 06/01/17	4,249
615	Cleveland-Cuyahoga County Port Authority, Bond Fund Program, Myers University Project,
	Series E, Rev., 4.65%, 05/15/14	604
6,000	Cleveland-Cuyahoga County Port Authority, Rock & Roll Hall of Fame Project,
	Rev., FSA, 3.60%, 12/01/08	5,974
	Columbus Regional Airport Authority, Joseph Knight Towers Projects,
120	Series A, Rev., GNMA COLL, 3.60%, 02/20/09	120
480	Series A, Rev., GNMA COLL, 4.30%, 02/20/14	483
		11,430

Oklahoma — 0.2%
520	Oklahoma Housing Finance Agency, Single Family Mortgage,
	Series B-2, Rev., AMT, GNMA/FNMA COLL, 6.80%, 09/01/09	533

Oregon — 1.8%
4,080	MMA Financial CDD Senior Securitization Trust, Harmony Pass-Through Certificates,
	Series A, Rev., VAR, LOC: Compass Bank, 3.38%, 11/01/08 (i)	4,045

Pennsylvania — 2.6%
500	City of Philadelphia, Gas Works,
	Fifth Series A-1, Rev., FSA, 5.00%, 09/01/09	514
3,625	City of Philadelphia, Water & Wastewater,
	Series A, Rev., AMBAC, 5.00%, 08/01/13	3,911
400	Pennsylvania State Higher Educational Facilities Authority, Allegheny Delaware Obligation,
	Series A, Rev., MBIA, 5.60%, 11/15/09	417
1,000	Pennsylvania State Higher Educational Facilities Authority, LaSalle University ,
	Series A, Rev., 4.13%, 05/01/13	990
145	Pennsylvania Sate Housing Finance Agency, Single Family Mortgage,
	Series 65A, Rev., AMT, 4.60%, 10/01/08	146
		5,978

Puerto Rico --0.9%
	1,900	Children's Trust Fund,
		Rev., 5.75%, 07/01/10 (p)	1,982

Rhode Island — 1.8%
3,975	Rhode Island Refunding Bond Authority,
	Series A, Rev., AMBAC, 5.25%, 02/01/08	4,027

South Carolina — 1.0%
1,000	Charleston County, Public Improvements,
	GO, 5.25%, 09/01/09 (p)	1,043
1,160	Charleston County School District Development Corp.,
	Series B, GO, SCSDE, 5.00%, 02/01/10	1,203
		2,246

Tennessee — 1.5%
985	Clarksville Natural Gas Acquisition Corp.,
	Rev., 5.00%, 12/15/07	985
2,500	Knox County, Health Educational & Housing Facilities Board, Ft. Sanders Alliance,
	Rev., MBIA, 7.25%, 01/01/08	2,508
		3,493

Texas — 8.6%
	Austin Independent School District, Capital Appreciation,
1,035	GO, FGIC, Zero Coupon, 08/01/10	940
1,205	GO, FGIC, Zero Coupon, 08/01/11	1,054
5,275	City of Houston, Water & Sewer System, Junior Lien,
	Series B, Rev., FGIC, 5.25%, 12/01/10 (p)	5,573
2,785	City of San Antonio, Electric & Gas Systems,
	Series A, Rev., 5.00%, 02/01/12	2,960
2,205	Houston Community College System, Junior Lien,
	Series A, Rev., MBIA, 5.38%, 04/15/11 (p)	2,352
2,385	Houston Community College System, Unrefunded Balance, Junior Lien,
	Series A, Rev., MBIA, 5.38%, 04/15/11	2,533

610	Keller Higher Education Facilities Corp.,
	Series A, Rev., RADIAN, 4.25%, 06/01/08	610
	San Leanna Educational Facilities Corp., St. Edwards University Project,
285	Rev., 4.50%, 06/01/11	287
200	Rev., 4.50%, 06/01/12	201
1,500	Tarrant County Cultural Education Facilities Finance Corp., Texas Health Resources,
	Series A, Rev., 5.00%, 02/15/13	1,582
1,500	Texas Municipal Gas Acquisition & Supply Corp., Senior Lien,
	Series B, Rev., VAR, 4.14%, 12/03/07	1,469
		19,561

Virginia — 4.2%
1,000	Big Stone Gap Redevelopment & Housing Authority,
	Rev., 5.00%, 09/01/08	1,012
	Virginia Beach Development Authority, Sentara Health Systems,
2,985	Rev., 5.25%, 11/01/10	3,066
5,100	Series A, Rev., 5.00%, 12/01/11	5,427
		9,505

Washington — 0.5%
1,000	Energy Northwest, Wind Project,
	Rev., MBIA, 5.00%, 07/01/10	1,043

Wisconsin — 3.3%
7,400	Badger TOB Asset Securitization Corp., Asset-Backed,
	Rev., 5.00%, 06/01/08	7,431
	Long-Term Investments
	(Cost $214,684)	215,046

Short-Term Investments — 5.9%

Municipal Bonds-- 3.1%

Alabama — 0.4%
900	Jefferson County,
	Sub Series A-4, Rev., ARS, AMBAC, 4.20%, 01/03/08	900

Illinois — 2.2%
5,000	Centerpoint Intermodal Center Program Trust, Tax Allocation,
	Series F3, VRDO, LIQ:Lehman Brothers Special Financing, 3.73%, 12/05/07	5,000

Maryland — 0.5%
1,193	City of Baltimore, Port Facilities,
	Series 1409, Rev., VRDO, LIQ: Morgan Stanley Municipal Funding, 3.76%, 12/06/07	1,193
	Total Municipal Bonds
	(Cost $7,093)	7,093

Investment Company — 2.8%
6,365	JPMorgan Tax Free Money Market Fund, Institutional Class (b) (m)
	(Cost $6,365)	6,365
	Total Short Term-Investments
	(Cost $13,458)	13,458

Total Investments — 100.4%
(Cost $228,142)	228,504

Liabilities in Excess of Other Assets — (0.4)%	(855)

NET ASSETS — 100.0%	$227,649

Percentages indicated are based on net assets.

ABBREVIATIONS:
(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(i)	Security has been deemed illiquid pursuant to procedures approved by the Board of Trustees and may be difficult to sell.
(m)

All or a portion of this security is reserved for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, and reverse repurchase agreements.

(p)	Security is prerefunded or escrowed to maturity.
(t)	The date shown represents the earliest of the next reset date, next call date, prerefunded date, next put date or final maturity date.
(w)	When-issued security.
ACA	Insured by American Capital Access
AMBAC	American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax Paper
ARS	Auction Rate Security. The interest rate shown is the rate in effect as of November 30, 2007.
COLL	Collateral
COP	Certificate of Participation
FGIC	Financial Guaranty Insurance Co.
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
FSA	Financial Security Assurance
GNMA	Government National Mortgage Association
GO	General Obligation Bond
IBC	Insured Bond Certificates
IDA	Industrial Development Authority
LOC	Letter of Credit
LIQ	Liquidity Agreement
MBIA	Municipal Bond Insurance Association
RADIAN	Radian Asset Assurance
Rev.	Revenue Bond
SCSDE	South Carolina School District Enhancement.
VAR	Variable Rate Note. The interest rate shown is the rate in effect at November 30, 2007.
VRDO	Variable Rate Demand Obligation. The interest rate shown is the rate in effect as of November 30, 2007.

As of November 30, 2007, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,108
Aggregate gross unrealized depreciation	(746)
Net unrealized appreciation/depreciation	$362

Federal income tax cost of investments	$228,142

JPMorgan Tax Free Bond Fund
Schedule of Portfolio Investments
As of November 30, 2007 (Unaudited)
(Amounts in thousands, except number of contracts)

Principal Amount ($)	Security Description (t)	Value ($)

Long-Term Investments — 98.3%

Municipal Bonds — 98.3%

Alabama — 0.9%
8,000	Alabama State Public School & College Authority, Capital Improvement,
	Series C, Rev., 5.75%, 07/01/09 (m)	8,392

Alaska — 1.1%
	Alaska Energy Authority Power, Bradley Lake,
3,485	Fourth Series, Rev., FSA, 6.00%, 07/01/17 (m)	4,043
3,915	Fourth Series, Rev., FSA, 6.00%, 07/01/19 (m)	4,579
2,000	City of Anchorage, Schools,
	Series B, GO, FGIC, 5.88%, 12/01/10 (m) (p)	2,147
		10,769

Arizona — 0.5%
4,360	Arizona School Facilities Board, State School Trust,
	Series A, Rev., AMBAC, 5.75%, 07/01/14 (m) (p)	4,941

California — 19.0%
2,500	California Educational Facilities Authority, Claremont Mckenna College,
	Rev., 5.00%, 01/01/18	2,627
	California Health Facilities Financing Authority, Marshall Medical Center,
2,200	Series A, Rev., CA MTG INS, 5.00%, 11/01/14	2,246
2,000	Series A, Rev., CA MTG INS, 5.00%, 11/01/14	2,021
	California State Department of Water Resources, Power Supply,
2,000	Series A, Rev., MBIA-IBC, 5.25%, 05/01/12 (p)	2,180
4,000	Series A, Rev., XLCA, 5.38%, 05/01/12 (p)	4,380
2,750	California State Public Works Board, Department of Corrections,
	Series C, Rev., 5.50%, 12/01/13	2,980
3,000	California State Public Works Board, Department of Mental Health, Coalinga,
	Series A, Rev., 5.50%, 06/01/14	3,270
	California State University, Systemwide,
5,915	Series A, Rev., FGIC, 5.00%, 05/01/13	6,068
2,950	Series C, Rev., MBIA, 5.00%, 11/01/15	3,122
4,000	California Statewide Communities Development Authority, Insured Health Facilities, Los Angeles Jewish Home,
	Rev., CA ST MTG, 5.25%, 11/15/13	4,151
350	Chico Public Financing Authority, Merged Redevelopment Project, Tax Allocation,
	MBIA, 5.00%, 04/01/10	366
430	Chino Valley Unified School District,
	Series A, COP, GO, FSA, 5.38%, 08/01/12	466
3,555	City of Oakland, Sewer System,
	Series A, Rev., FSA, 5.00%, 06/15/14	3,690
2,210	City of Riverside, Electric,
	Rev., FSA, 5.25%, 10/01/11 (p)	2,390
2,000	City of San Jose Evergreen Community College District,
	Series A, GO, AMBAC, 5.25%, 09/01/14	2,195
3,760	Clovis Unified School District, Election 2004,
	Series B, GO, MBIA, 5.00%, 08/01/16	3,985

	East Bay Municipal Utility District,
7,000	Sub Series A, Rev., MBIA, 5.00%, 06/01/15	7,284
3,260	Sub Series B, Rev., AMBAC, 5.00%, 06/01/17	3,553
1,000	Fullerton University Foundation,
	Series A, Rev., MBIA, 5.75%, 07/01/10	1,055
13,000	Golden State Tobacco Securitization Corp., Asset-Backed,
	Series A-1, Rev., 5.75%, 06/01/17	12,213
325	Golden West Schools Financing Authority,
	Series A, Rev., MBIA, 5.80%, 02/01/20	383
2,500	Long Beach Bond Finance Authority,
	Series A, Rev., 5.25%, 11/15/21	2,542
10,000	Los Angeles County Sanitation Districts Financing Authority, Capital Projects, District No. 20,
	Sub Series A, Rev., AMBAC, 4.50%, 10/01/17	9,723
3,280	Los Angeles, Harbor Department,
	Rev., 7.60%, 10/01/18 (p)	4,008
10,000	Los Angeles Unified School District, Election of 1997,
	Series E, GO, MBIA, 5.13%, 07/01/12 (p)	10,788
6,000	Metropolitan Water District of Southern California,
	Series A, Rev., 5.00%, 07/01/17	6,349
2,920	Napa Valley Unified School District, Election 2002,
	GO, FGIC, 5.00%, 08/01/16	3,069
	Orange County Development Agency, Santa Ana Heights Project Area, Tax Allocation,
2,120	AMBAC, 5.25%, 09/01/13	2,296
3,230	AMBAC, 5.25%, 09/01/13	3,506
1,000	Palomar Community College District, Election of 2006,
	Series A, GO, FSA, 5.00%, 05/01/17	1,095
1,805	Pomona Public Financing Authority, Merged Redevelopment, Unrefunded Balance,
	Series AH, Rev., AMBAC, 5.25%, 02/01/13	1,926
50	Pomona Unified School District,
	Series A, GO, MBIA, 6.10%, 02/01/20	60
6,650	San Bernardino City, University School District,
	Series A, GO, FGIC, 5.75%, 08/01/09 (p)	6,979
2,555	San Bernardino Joint Powers Financing Authority, Tax Allocation,
	Series A, FSA, 5.75%, 10/01/25	3,002
160	San Mateo County Transportation District,
	Series A, Rev., MBIA, 5.25%, 06/01/19	181
4,500	Santa Ana Financing Authority, Police Administration & Holding Facility,
	Series A, Rev., MBIA, 6.25%, 07/01/24	5,504
6,765	Saugus Union School District, Capital Appreciation,
	GO, FGIC, Zero Coupon, 08/01/22	3,407
	South Orange County, Public Financing Authority, Foothill Area, Special Tax,
4,740	Series A, FGIC, 5.25%, 08/15/14	5,200
3,880	Series A, FGIC, 5.25%, 08/15/14	4,196
	State of California,
5,000	GO, 5.00%, 08/01/13	5,046
3,000	GO, 5.25%, 02/01/13	3,201
2,000	GO, MBIA, 5.00%, 06/01/14 (p)	2,188
20	GO, XLCA-ICR, 5.00%, 02/01/12 (p)	21
5,500	State of California, Economic Recovery,
	Series A, GO, 5.00%, 07/01/11	5,793

4,980	State of California, Unrefunded Balance,
	GO, XLCA-ICR, 5.00%, 02/01/12	5,207
4,550	Sweetwater Union High School District, Special Tax,
	Series A, FSA, 5.00%, 09/01/15	4,691
2,060	University of California,
	Series G, Rev., FGIC, 5.00%, 05/15/13	2,146
6,710	University of California, Multiple Purpose Project,
	Series Q, Rev., FSA, 5.00%, 09/01/11 (p)	7,188
2,000	West Valley-Mission Community College District, Election 2004,
	Series A, GO, FSA, 5.00%, 08/01/16	2,129
		182,066

Colorado — 2.1%
	Denver City & County, Airport,
1,600	Series A, Rev., AMBAC, 6.00%, 11/15/10	1,685
6,135	Series D, Rev., AMBAC-TCRS, 7.75%, 11/15/13	6,913
2,900	Series E, Rev., AMBAC, 5.00%, 11/15/17	3,003
2,000	Douglas County School District No. Re-1, Douglas & Elbert Counties,
	GO, FGIC, 5.75%, 12/15/14	2,243
10,000	E-470 Public Highway Authority, Capital Appreciation,
	Series B, Rev., MBIA, Zero Coupon, 09/01/22	4,996
1,150	Weld & Adams Counties School District No. RE-3J,
	GO, FSA, 5.00%, 12/15/14	1,231
		20,071

Connecticut — 0.2%
	Connecticut State Health & Educational Facility Authority, Eastern Connecticut,
1,420	Series A, Rev., RADIAN, 6.38%, 07/01/10 (p)	1,542
80	Series A, Rev., RADIAN, 6.38%, 07/01/10 (p)	87
		1,629

Delaware — 0.6%
5,000	Delaware State EDA, Osteopathic Hospital Association,
	Series A, Rev., 6.90%, 01/01/18 (p)	6,073

District of Columbia — 1.7%
3,965	District of Columbia,
	Series B, GO, MBIA, 6.00%, 06/01/19	4,691
10,950	District of Columbia, George Washington University,
	Series A, Rev., MBIA, 6.00%, 09/15/09	11,539
		16,230

Florida — 2.8%
3,750	City of Lakeland, Electric & Water System, First Lien,
	Series B, Rev., FSA, 6.05%, 10/01/14	4,308
5,000	Highlands County Health Facilities Authority, Hospital Adventist Sunbelt,
	Series A, Rev., 6.00%, 11/15/11 (p)	5,521
3,205	Hillsborough County Aviation Authority, Tampa International Airport,
	Series B, Rev., FGIC, 6.00%, 10/01/18	3,736
2,415	Hillsborough County, Parks & Recreation Program,
	GO, MBIA, 5.25%, 07/01/25	2,722
2,000	JEA, Electric System,

	Sub Series A, Rev., MBIA, 4.75%, 10/01/12	2,005
	Orange County, Health Facilities Authority,
3,760	Series A, Rev., MBIA, 6.25%, 10/01/12 (p)	4,254
1,580	Series C, Rev., MBIA, 6.25%, 10/01/12 (p)	1,787
680	Orange County, Health Facilities Authority, Unrefunded Balance,
	Series C, Rev., MBIA, 6.25%, 10/01/12	759
	Santa Rosa Bay Bridge Authority, Capital Appreciation,
500	Rev., ACA-CBI MBIA-IBC, Zero Coupon, 07/01/19	296
2,255	Rev., ACA-CBI-MBIA-IBC, Zero Coupon, 07/01/20	1,263
		26,651

Georgia — 6.9%
1,500	City of Fairburn, Combined Utilities,
	Rev., 5.75%, 10/01/10 (p)	1,613
10,000	Dalton Development Authority, Hamilton Health Care System,
	Rev., MBIA, 5.50%, 08/15/26 (k)	11,241
	Forsyth County School District,
7,700	GO, 5.75%, 02/01/10 (p)	8,242
4,000	GO, 6.00%, 02/01/10 (p)	4,302
7,000	Main Street Natural Gas, Inc.,
	Series A, Rev., 5.50%, 09/15/24	7,068
10,485	Metropolitan Atlanta Rapid Transit Authority,
	Series P, Rev., AMBAC, 6.25%, 07/01/20	12,266
	Municipal Electric Authority of Georgia,
4,000	Series B, Rev., 6.20%, 01/01/10	4,226
4,500	Series BB, Rev., MBIA-IBC, 5.25%, 01/01/25	5,043
2,490	Series C, Rev., MBIA-IBC, 5.25%, 01/01/25	2,790
3,110	Savannah EDA, College of Art & Design Project,
	Rev., 6.60%, 10/01/09 (p)	3,343
5,500	State of Georgia,
	Series B, GO, 6.00%, 03/01/12 (p)	6,087
		66,221

Idaho — 0.1%
1,320	University of Idaho, Student Fee, Recreation Center Project,
	Rev., FSA, 6.00%, 04/01/09 (p)	1,379

Illinois — 5.8%
10,000	Chicago O'Hare International Airport, Passenger Facility Charge,
	Series A, Rev., AMBAC, 5.63%, 01/03/08	10,018
1,750	Chicago Public Building, Commission Building,
	Series A, Rev., MBIA, 7.00%, 01/01/20 (p)	2,231
5,000	Cook County,
	Series B, GO, MBIA, 5.00%, 11/15/17	5,455
3,990	Cook County Community High School District No. 219-Niles Township,
	GO, FGIC, 8.00%, 12/01/15	5,160
3,955	Illinois Health Facilities Authority, Revolving Fund,
	Series A, Rev., VAR, 5.50%, 08/01/11	4,220
7,000	Metropolitan Pier & Exposition Authority, McCormick Plan Expansion Project,
	Rev., FGIC, 5.50%, 12/15/09	7,281
	Regional Transportation Authority,

2,425	Rev., MBIA, 6.25%, 07/01/15	2,845
6,000	Rev., MBIA, 6.50%, 07/01/30	7,721
4,000	Series D, Rev., FGIC, 7.75%, 06/01/19	5,154
4,725	State of Illinois,
	Series P, Rev., 6.50%, 06/15/22	5,671
		55,756

Indiana — 2.2%
1,550	Beech Grove School Building Corp., First Mortgage,
	Rev., MBIA, 6.25%, 07/05/16	1,753
30	City of Indianapolis, Gas Utilities,
	Rev., 7.00%, 01/03/08 (p)	30
3,000	Indiana Municipal Power Agency Supply System,
	Series B, Rev., MBIA, 5.50%, 01/01/16	3,322
	Indiana Transportation Finance Authority, Highway,
8,750	Series A, Rev., 6.80%, 12/01/16	10,254
885	Series A, Rev., 7.25%, 06/01/15 (p)	966
3,115	Indiana Transportation Finance Authority, Highway, Unrefunded Balance, Airport Facility,
	Series A, Rev., 7.25%, 06/01/15	3,659
1,180	Vincennes Community School Building Corp., First Mortgage,
	Rev., FSA, 6.00%, 01/03/08	1,194
		21,178

Kansas — 0.3%
3,050	Johnson County Unified School District 232,
	Series A, GO, FSA, 5.25%, 09/01/15	3,285

Kentucky — 0.4%
4,090	Louisville & Jefferson County Metropolitan Sewer District,
	Series A, Rev., FGIC, 5.63%, 11/15/09	4,298

Louisiana — 2.5%
7,505	City of Shreveport,
	Series A, GO, FGIC, 5.25%, 05/01/09 (p)	7,709
	City of St. Bernard Parish, Sales & Use Tax,
2,535	Rev., FSA, 5.00%, 03/01/14	2,717
2,445	Rev., FSA, 5.00%, 03/01/14	2,607
2,760	Rev., FSA, 5.00%, 03/01/14	2,929
1,505	Rev., FSA, 5.00%, 03/01/14	1,591
2,885	Rev., FSA, 5.00%, 03/01/14	3,043
3,040	State of Louisiana, Gas & Fuels Tax,
	Series A, Rev., AMBAC, 5.38%, 06/01/12	3,238
		23,834

Maryland — 0.3%
2,750	State of Maryland, State & Local Facilities Lien, Capital Improvement,
	Series A, GO, 5.50%, 03/01/15	3,113

Massachusetts — 1.2%
290	City of Auburn,
	GO, AMBAC, 5.13%, 06/01/14	311
470	City of Pittsfield,

	GO, MBIA, 5.13%, 04/15/12	501
5,000	Commonwealth of Massachusetts,
	Series E, GO, AMBAC, 5.00%, 11/01/16 (p)	5,534
2,250	Massachusetts Port Authority,
	Series B, Rev., AMT, FSA, 5.50%, 07/01/09	2,330
1,975	Massachusetts State College Building Authority,
	Series A, Rev., Commonwealth GTD, 7.50%, 05/01/14	2,348
		11,024

Michigan — 3.2%
2,000	L'Anse Creuse, Public Schools,
	GO, FSA, Q-SBLF, 5.00%, 11/01/14	2,170
10,000	Michigan State Hospital Finance Authority, Ascension Health Credit,
	Series A, Rev., MBIA, 6.25%, 11/15/09 (p)	10,637
15,000	Michigan Strategic Fund, Detroit Education Community Center Convention,
	Rev., VAR, AMBAC, 4.85%, 09/01/11	15,609
2,700	Western Michigan University,
	Rev., FGIC, 4.38%, 05/15/15	2,659
		31,075

Minnesota — 0.1%
535	Minnesota Housing Finance Agency, Rental Housing,
	Series D, Rev., MBIA, 5.90%, 01/03/08	536

Mississippi — 0.9%
7,940	Mississippi Development Bank Special Obligation, Gulfport Water & Sewer Project,
	Rev., FSA, 6.00%, 07/01/12 (p)	8,986

Missouri — 0.7%
1,105	City of Sikeston, Electric,
	Rev., MBIA, 6.00%, 06/01/16	1,289
1,505	Jackson County, Public Building Corp., Capital Improvements Project,
	Rev., 5.00%, 12/01/13	1,550
2,250	St. Louis Municipal Finance Corp., Convention Center Project,
	Rev., AMBAC, 5.25%, 07/15/13	2,444
1,000	University of Missouri, Curators University,
	Series B, Rev., 5.00%, 11/01/13	1,072
		6,355

Montana — 0.7%
	Montana State Board of Regents, Higher Education,
890	Series H, Rev., AMBAC, 5.00%, 11/15/14	953
100	Series H, Rev., AMBAC, 5.50%, 11/15/14	112
	Montana State Board of Regents, Higher Education, Montana State University,
2,500	Series I, Rev., AMBAC, 5.00%, 11/15/14	2,672
1,210	Series I, Rev., AMBAC, 5.00%, 11/15/14	1,291
1,215	Series I, Rev., AMBAC, 5.00%, 11/15/14	1,289
		6,317

Nevada — 1.7%
5,000	Clark County School District,
	Series A, GO, MBIA, 7.00%, 06/01/11	5,597
6,000	State of Nevada Department of Business & Industry, Las Vegas Monorail, Capital Appreciation,

	Rev., AMBAC, Zero Coupon, 01/01/16	4,301
6,000	Truckee Meadows Water Authority,
	Series A, Rev., FSA, 5.00%, 07/01/11 (p)	6,348
		16,246

New Jersey — 1.9%
4,200	Freehold Regional High School District,
	GO, FGIC, 5.60%, 03/01/10 (p)	4,413
4,125	New Jersey EDA, Cigarette Tax,
	Rev., 5.63%, 01/03/08	4,126
	New Jersey Transportation Trust Fund Authority, Transportation Systems,
1,000	Series A, Rev., 5.75%, 06/15/15 (p)	1,149
2,500	Series C, Rev., FGIC, 5.25%, 06/15/15 (p)	2,790
5,000	Series C, Rev., MBIA, 5.25%, 06/15/15 (p)	5,579
		18,057

New Mexico — 0.3%
3,030	Los Alamos County, Utilities,
	Series A, Rev., FSA, 5.00%, 07/01/13	3,252

New York — 15.8%
300	Erie County Industrial Development Agency, City of Buffalo Project,
	Rev., FSA, 5.75%, 05/01/12	325
3,600	Long Island Power Authority,
	Series E, Rev., FGIC, 5.00%, 12/01/16	3,939
3,000	Metropolitan Transportation Authority,
	Series A, Rev., 5.13%, 07/01/12	3,148
	New York City,
6,040	Series A, GO, 6.00%, 05/15/10 (p)	6,496
7,885	Series F, GO, 6.00%, 01/15/13 (p)	8,885
25	Series F, GO, MBIA-IBC, 5.25%, 02/01/08 (p)	25
4,000	Series J, Sub Series J-1, GO, 5.00%, 06/01/16	4,189
	New York City, Unrefunded Balance,
9,255	GO, 6.00%, 01/15/13	10,154
745	Series A, GO, 6.00%, 05/15/10	789
2,375	Series F, GO, MBIA-IBC, 5.25%, 02/01/08	2,406
2,000	New York City Municipal Water Finance Authority, Second Generation Resolution, Sewer,
	Series DD, Rev., 5.00%, 06/15/12	2,042
565	New York City Municipal Water Finance Authority, Unrefunded Balance,
	Series B, Rev., 6.00%, 06/15/10 (p)	605
1,330	New York City Transitional Finance Authority,
	Series A-1, Rev., 5.00%, 11/01/15	1,415
17,000	New York City Transitional Finance Authority, Future Tax Secured,
	Series C, Rev., 5.50%, 05/01/10 (p)	18,069
1,530	New York City Transitional Finance Authority, Future Tax Secured, Unrefunded Balance,
	Series B, Rev., 5.50%, 02/01/11	1,637
3,900	New York Municipal Bond Bank Agency,
	Series C, Rev., 5.25%, 06/01/13	4,127
	New York State Dormitory Authority, City University System, CONS,
3,000	Series A, Rev., FGIC, 5.13%, 07/01/10 (p)	3,143
5,000	Series A, Rev., FSA-CR, 5.75%, 07/01/13	5,349
3,020	New York State Dormitory Authority, State University Dorm Facilities,

	Series B, Rev., MBIA, 5.25%, 07/01/15	3,310
2,575	New York State Environmental Facilities Corp., Municipal Water Financing Authority,
	Sub Series B, Rev., 5.00%, 06/15/16	2,788
	New York State Environment Facilities Corp., Revolving Funds, Municipal Water Project,
9,345	Series D, Rev., 5.38%, 06/15/12	10,022
7,135	Series E, Rev., 5.38%, 06/05/12	7,652
7,270	Series E, Rev., 5.38%, 06/15/12	7,856
400	New York State Environmental Facilities Corp., Revolving Funds, New York State Urban Development Corp., Personal Income Tax, State Facilities,
	Series A, Rev., 5.38%, 03/15/12 (p)	434
26,000	Port Authority of New York & New Jersey, CONS,
	93rd Series, Rev., 6.13%, 06/01/24	30,451
10	Rome City School District,
	GO, FGIC, 5.00%, 06/15/12	11
	Tobacco Settlement Financing Corp.,
3,000	Series B-1C, Rev., 5.50%, 06/01/13	3,205
3,000	Series B-1C, Rev., 5.50%, 06/01/13	3,202
3,000	Tobacco Settlement Financing Corp., Asset Backed,
	Series A-1, Rev., 5.50%, 06/01/13	3,213
915	Utica Industrial Development Agency, Civic Facilities, Munson-Williams,
	Series A, Rev., 5.38%, 07/15/09 (p)	963
835	Utica Industrial Development Agency, Munson-Williams, Unrefunded Balance,
	Series A, Rev., 5.38%, 07/15/09	870
		150,720

North Carolina — 2.4%
6,600	City of Charlotte,
	GO, 5.50%, 06/01/10 (p)	7,076
4,400	Cumberland County,
	GO, 5.70%, 03/01/10 (p)	4,714
	Gaston County,
2,960	GO, FSA, 4.38%, 04/01/16	3,000
4,000	GO, FSA, 4.38%, 04/01/16	4,032
3,800	GO, FSA, 4.50%, 04/01/16	3,839
30	North Carolina State Housing Finance Agency, Single Family Mortgage,
	Series FF, Rev., AMT, FHA, 6.25%, 01/03/08	31
		22,692

North Dakota — 1.1%
4,325	City of Bismarck, Healthcare Facilities, St. Alexius Medical Center,
	Series A, Rev., FSA, 5.25%, 07/01/08	4,447
5,000	Mercer County, Antelope Valley Station,
	Rev., AMBAC, 7.20%, 06/30/13	5,619
		10,066

Ohio — 3.0%
9,000	Buckeye Tobacco Settlement Financing Authority, Turbo,
	Series A-2, Rev., 5.88%, 06/01/17	8,558
1,500	Chillicothe City School District, School Improvement,
	GO, FGIC, 5.25%, 12/01/14 (p)	1,667
735	Cleveland-Cuyahoga County Port Authority, Building Funding Program, Columbia National,
	Series D, Rev., 5.00%, 11/15/15	720
2,055	Cleveland-Cuyahoga County Port Authority, Port Development Cleveland Bond Fund,
	Series C, Rev., 5.95%, 05/15/12	2,122

2,360	Hamilton County, Sales Tax,
	Sub Series B, Rev., AMBAC, 5.75%, 12/01/10 (p)	2,530
605	Hamilton County, Sales Tax, Unrefunded Balance,
	Sub Series B, Rev., AMBAC, 5.75%, 12/01/10	646
3,000	Lucas County, Hospital, Promedica Healthcare Obligation Group,
	Rev., AMBAC, 5.63%, 11/15/09	3,145
	RiverSouth, Authority Area Redevelopment,
2,080	Series A, Rev., 5.25%, 06/01/14	2,222
1,505	Series A, Rev., 5.25%, 06/01/14	1,605
1,000	Series A, Rev., 5.25%, 06/01/14	1,063
1,050	Series A, Rev., 5.25%, 06/01/14	1,113
	Toledo-Lucas County, Port Authority, Northwest Ohio Bond Fund,
1,115	Series A, Rev., 6.00%, 05/15/11	1,151
1,650	Series C, Rev., LOC: Fifth Third Bank Northwest Ohio, 6.38%, 11/15/13	1,724
785	Toledo-Lucas County, Port Authority, Northwest Ohio Bond Fund, Woodsage Project,
	Series B, Rev., 5.40%, 05/15/14	798
		29,064

Oklahoma — 0.0% (g)
310	Oklahoma State Housing Finance Agency, Single Family Housing,
	Series B-2, Rev., AMT, GNMA/FNMA COLL, 6.80%, 09/01/09	318

Oregon — 0.6%
5,000	Washington County, Unified Sewerage Agency,
	Senior Lien, Series A, Rev., FGIC, 5.75%, 10/01/10	5,339

Pennsylvania — 1.4%
2,025	Altoona City Authority,
	Rev., FSA, 5.25%, 11/01/19 (m)	2,275
2,375	Delaware River Port Authority of Pennsylvania & New Jersey,
	Rev., FSA, 5.63%, 01/01/10	2,483
6,500	Pennsylvania IDA, Economic Development,
	Rev., AMBAC, 5.50%, 07/01/12	7,044
1,300	Spring Ford Area School District,
	GO, FSA, 4.75%, 03/01/17	1,339
		13,141

Puerto Rico — 3.4%
5,655	Commonwealth of Puerto Rico,
	GO, MBIA, 6.00%, 07/01/16	6,590
10,000	Puerto Rico Electric Power Authority,
	Series KK, Rev., MBIA, 5.50%, 07/01/15	11,223
5,000	Puerto Rico Highway & Transportation Authority,
	Series B, Rev., 6.00%, 07/01/10 (p)	5,383
1,630	Puerto Rico Public Buildings Authority, Government Facilities,
	Series A, Rev., AMBAC, Commonwealth GTD, 6.25%, 07/01/11	1,782
	Puerto Rico Sales Tax Financing Corp., Capital Appreciation,
6,400	Series A, Rev., 5.25%, 08/01/17	6,477
7,500	Series A, Rev., AMBAC, Zero Coupon, 08/01/54	677
		32,132

South Carolina — 3.9%

290	Berkeley County, Water & Sewer, Unrefunded Balance,
	Rev., MBIA, 5.25%, 06/01/13	311
1,450	Charleston Educational Excellence Finance Corp., Charleston County School District Project,
	Rev., 5.00%, 12/01/14	1,525
9,780	City of Spartanburg,
	Series A, Rev., FSA, 4.38%, 06/01/17	9,504
4,100	Georgetown County School District,
	GO, SCSDE, 5.75%, 03/01/11 (p)	4,411
3,900	Piedmont Municipal Power Agency, Electric,
	Rev., FGIC, 6.75%, 01/01/20 (p)	4,959
4,615	Piedmont Municipal Power Agency, Electric, Unrefunded Balance,
	Rev., FGIC, 6.75%, 01/01/20	5,726
8,945	South Carolina Jobs & EDA, Palmetto Healthcare,
	Series C, Rev., 6.88%, 08/01/13 (p)	10,502
		36,938

South Dakota — 0.9%
	Heartland Consumers Power District, Electric,
3,216	Rev., 6.38%, 01/01/16 (p)	3,588
1,555	Rev., 7.00%, 01/01/16 (p)	1,750
2,500	Rev., FSA, 6.00%, 01/01/17	2,820
		8,158

Tennessee — 0.6%
	Knox County Health Educational & Housing Facilities Board, Fort Sanders Alliance,
1,360	Rev., MBIA, 7.25%, 01/01/09	1,415
1,300	Rev., MBIA, 7.25%, 01/01/10	1,400
3,000	Metropolitan Government Nashville & Davidson County,
	Rev., FGIC, 5.20%, 01/01/13	3,246
		6,061

Texas — 3.2%
445	City of Austin, Certificates of Obligation,
	GO, MBIA, 5.00%, 09/01/14	479
6,000	City of Brownsville, Priority Refunding, Utilities,
	Rev., MBIA, 6.25%, 09/01/14 (p)	6,630
1,710	City of Pharr,
	Series B, GO, MBIA, 5.00%, 08/15/15	1,846
4,250	City of San Antonio, Electric & Gas,
	Series 2000, Rev., 5.00%, 02/01/17 (p)	4,598
3,000	Dallas-Fort Worth International Airport Facilities Improvement Corp.,
	Series A, Rev., FGIC, 5.50%, 11/01/11	3,113
2,250	Frisco Independent School District,
	GO, PSF-GTD, 5.13%, 08/15/12	2,318
1,500	Harris County Health Facilities Development Corp., Children Hospital Project,
	Rev., 5.50%, 10/01/19 (p)	1,687
	Midtown Redevelopment Authority, Tax Allocation,
1,650	AMBAC, 5.00%, 01/01/15	1,733
1,570	AMBAC, 5.00%, 01/01/15	1,656
5,000	SA Energy Acquisition Public Facility Corp., Gas Supply,
	Rev., 5.25%, 08/01/16	5,225
1,085	Travis County,

GO, 5.25%, 03/01/17	1,199
30,484

Utah — 0.0% (g)
145	Utah Housing Finance Agency, Single Family Mortgage, Senior Issue,
	Series A-2, Rev., FHA, VA MTGS, 6.25%, 01/03/08	146

Virginia — 0.9%
	City of Lynchburg Public Improvement,
1,105	GO, 5.00%, 06/01/14	1,196
1,035	GO, 5.00%, 06/01/14	1,123
1,205	GO, 5.00%, 06/01/14	1,291
4,140	City of Norfolk, Water,
	Rev., MBIA, 5.88%, 01/03/08	4,148
950	Commonwealth of Virginia,
	Series B, GO, 4.25%, 06/01/16	938
		8,696

Washington — 2.5%
5,000	City of Seattle, Municipal Light & Power,
	Rev., MBIA-IBC, 6.00%, 10/01/09 (p)	5,288
7,000	Energy Northwest Electric, Columbia Generating Station,
	Series B, Rev., MBIA, 5.50%, 07/01/09	7,216
5,000	Energy Northwest Electric, Project No. 1,
	Series A, Rev., MBIA, 5.50%, 07/01/12	5,403
15	Energy Northwest, Unrefunded Balance,
	Series B, Rev., 7.25%, 07/01/09	16
100	Energy Northwest, Washington Street Public Power Supply,
	Series B, Rev., 7.25%, 07/01/09 (p)	104
5,430	Western Washington University, Housing & Dining, Junior Lien,
	Series A, Rev, AMBAC, 5.50%, 10/01/22	6,197
		24,224

Wisconsin — 0.5%
3,820	Wisconsin Health & Educational Facilities Authority, Froedert & Community,
	Rev., 5.63%, 10/01/11 (p)	4,172
370	Wisconsin Health & Educational Facilities Authority, Froedert & Community, Unrefunded Balance,
	Rev., 5.63%, 10/01/11	401
		4,573

Total Long-Term Investments
(Cost $890,360)	940,486

Short-Term Investment — 0.4%

Investment Company — 0.4%
3,461	JPMorgan Tax Free Money Market Fund, Institutional Class, (b) (m)	3,461
(Cost $3,461)

Total Investments — 98.7%
(Cost $893,821)	943,947

Other Assets in Excess of Liabilities — 1.3%	12,901

NET ASSETS — 100.0%	$956,848

Percentages indicated are based on net assets.

Futures Contracts

NUMBER OF CONTRACTS	DESCRIPTION EXPIRATION DATE	NOTIONAL VALUE AT 11/30/07	UNREALIZED APPRECIATION
(210)	U.S. Treasury Bond March, 2008	$(24,609)	$119

ABBREVIATIONS:

(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(g)	Amount rounds to less than 0.1%.
(k)	Security is fully or partially segregated with the broker as collateral for futures or with brokers as initial margin for futures contracts.
(m)

All or a portion of this security is reserved for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, and reverse repurchase agreements.

(p)	Security is prerefunded or escrowed to maturity.
(t)	The date shown represents the earliest of the next reset date, next call date, prerefunded date, next put date or final maturity date.
ACA	Insured by American Capital Access
AMBAC	American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax
CA MTG INS	California Mortgage Insurance
CA ST MTG	California State Mortgage
CBI	Certificate of Bond Interest
COLL	Collateral
CONS	Consolidated Bonds
COP	Certificates of Participation
CR	Custodial Receipts
EDA	Economic Development Authority
FGIC	Financial Guaranty Insurance Co.
FHA	Federal Housing Administration
FNMA	Federal National Mortgage Association
FSA	Financial Security Assurance
GNMA	Government National Mortgage Association
GO	General Obligation
GTD	Guaranteed
IBC	Insured Bond Certificates
ICR	Insured Custodial Receipts
IDA	Industrial Development Authority
LOC	Letter of Credit
MBIA	Municipal Bond Insurance Association
MTGS	Mortgages
PSF	Permanent School Fund
Q-SBLF	Qualified School Board Loan Fund
RADIAN	Radian Asset Assurance
Rev.	Revenue Bond
SCSDE	South Carolina School District Enhancement
TCRS	Transferable Custodial Receipts
VA	Veterans Administration
VAR	Variable Rate Note. The interest rate shown is the rate in effect as of November 30, 2007.
XLCA	XL Capital Assurance

As of November 30, 2007, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$52,353
Aggregate gross unrealized depreciation	(2,227)
Net unrealized appreciation/depreciation	$50,126

Federal income tax cost of investments	$893,821

JPMorgan Treasury & Agency Fund
Schedule of Portfolio Investments As of November 30, 2007 (Unaudited) (Amounts in thousands)

Principal Amount ($)	Security Description	Value ($)

Long-Term Investments — 75.8%

U.S. Government Agency Securities — 6.5%
	Federal Farm Credit Bank,
10,000	4.50%, 10/17/12	10,200
800	5.75%, 01/25/08	802
3,000	5.83%, 02/11/08	3,008
360	6.20%, 11/30/09	377
500	6.27%, 01/26/16	561
1,720	6.82%, 03/16/09	1,782
855	6.90%, 09/01/10	926
	Federal Home Loan Bank System,
250	5.49%, 12/22/08	254
8,000	5.61%, 02/11/09	8,152
5,000	5.75%, 05/15/12	5,359
1,265	5.93%, 04/09/08	1,272
675	6.20%, 06/02/09	698
1,000	6.50%, 11/13/09	1,052
100	7.03%, 07/14/09	105
690	7.38%, 02/12/10	742
1,459	New Valley Generation I,
	7.30%, 03/15/19	1,643
	Total U.S. Government Agency Securities
	(Cost $36,387)	36,933

U.S. Treasury Obligations — 69.3%
	U.S. Treasury Notes,
90,600	2.63%, 05/15/08 (c)	90,331
12,000	3.38%, 02/15/08 (c)	12,002
13,000	3.50%, 02/15/10 (c)	13,121
62,000	3.63%, 05/15/13	62,397
10,000	3.75%, 05/15/08	10,020
5,500	4.00%, 04/15/10 (c)	5,620
4,000	4.00%, 11/15/12 (c)	4,113
5,000	4.00%, 02/15/14 (c)	5,114
42,600	4.25%, 09/30/12 (c)	44,148
8,000	4.25%, 08/15/14 (c)	8,268
6,000	4.63%, 10/31/11 (c)	6,292
11,000	4.63%, 07/31/12 (c)	11,560
4,000	4.75%, 02/15/10	4,144
14,000	4.75%, 03/31/11 (c)	14,712
4,000	4.75%, 01/31/12 (c)	4,216
3,000	4.75%, 05/15/14 (c)	3,191
2,000	4.88%, 05/31/08	2,015
90,000	5.00%, 07/31/08	90,942

Total U.S. Treasury Obligations
(Cost $388,538)	392,206

Total Long-Term Investments
	(Cost $424,925)	429,139
Shares

Short-Term Investment — 14.9%

Investment Company — 14.9%
84,504	JPMorgan Federal Money Market Fund,
	Institutional Shares (b)	84,504
	(Cost 84,504)

Principal Amount ($)

Investments of Cash Collateral for Securities on Loan — 8.5%

Repurchase Agreements — 8.5%
9,212	Banc of America Securities LLC, 4.62%, dated
	11/30/07, due 12/03/07, repurchase price
	$9,216, collateralized by U.S. Government Agency Mortgages	9,212
10,000	Barclays Capital, 4.63%, dated 11/30/07
	due 12/03/07, repurchase price $10,004,
	collateralized by U.S. Government Agency Mortgages	10,000
9,000	Bear Stearns Cos., Inc., 4.69%, dated 11/30/07,
	due 12/03/07, repurchase price $9,004,
	collateralized by U.S. Government Agency Mortgages	9,000
10,000	Credit Suisse First Boston LLC, 4.70%, dated
	11/30/07, due 12/03/07, repurchase price
	$10,004, collateralized by U.S. Government Agency Mortgages	10,000
10,000	Lehman Brothers Inc., 4.68%, dated 11/30/07,
	due 12/03/07, repurchase price $10,004,
	collateralized by U.S. Government Agency Mortgages	10,000

Total Investment of Cash Collateral for Securities on Loan
(Cost $48,212)	48,212

Total Investments — 99.2%
(Cost $557,641)	561,855

Other Assets in Excess of Liabilities — 0.8%	4,751

NET ASSETS — 100.0%	$566,606

Percentage indicated are based on net assets.

(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.

(c)	Security, or a portion of the security, has been delivered to a counterparty as part of a security lending transaction.

As of November 30, 2007, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$4,330

Aggregate gross unrealized depreciation	(116)
Net unrealized depreciation	$4,214

Federal income tax cost of investments	$557,641

JPMorgan U.S. Government Money Market Fund
Schedule of Portfolio Investments
As of November 30, 2007 (Unaudited)
(Amounts in thousands)

Principal Amount ($)	Security Description	Value ($)

U.S. Government Agency Securities — 52.6%

Federal Farm Credit Bank — 0.6%
150,000	FRN, 4.53%, 06/01/09	149,978

Federal Home Loan Bank — 6.2%
70,251	DN, 3.75%, 12/03/07 (n)	70,236
250,000	DN, 4.25%, 05/28/08 (n)	244,825
335,000	DN, 4.31%, 04/30/08 (n)	329,056
595,000	DN, 4.40%, 02/20/08 (n)	589,176
80,000	DN, 5.01%, 02/08/08 (n)	79,249
234,000	DN, 5.05%, 02/22/08 (n)	231,342
		1,543,884

Federal Home Loan Bank System — 31.7%

500,000	4.40%, 04/23/08	500,115
290,000	5.00%, 07/09/08	290,582
280,000	5.00%, 07/16/08	280,587
900,000	FRN, 4.52%, 02/20/09	900,000
500,000	FRN, 4.54%, 03/06/09	500,000
850,000	FRN, 4.56%, 03/20/09	850,000
500,000	FRN, 4.57%, 06/10/09	500,000
270,000	FRN, 4.57%, 08/27/09	270,000
500,000	FRN, 4.79%, 02/18/09	500,000
490,000	FRN, 4.83%, 12/01/08	490,000
465,000	FRN, 4.91%, 12/05/08	465,000
225,000	FRN, 4.91%, 12/08/08	225,000
1,078,600	FRN, 5.07%, 01/05/09	1,078,322
835,000	FRN, 5.45%, 09/19/08	834,663
229,500	FRN, 5.54%, 09/17/08	229,414
		7,913,683

Federal Home Loan Mortgage Corp. — 3.4%
80,164	DN, 5.01%, 03/03/08 (n)	79,151
78,000	DN, 5.17%, 12/11/07 (n)	77,893
120,062	DN, 5.27%, 05/27/08 (n)	117,091
267,867	DN, 5.29%, 04/11/08 (n)	262,889
305,000	DN, 5.29%, 04/30/08 (n)	298,537
		835,561

Federal National Mortgage Association — 10.7%
102,532	3.88%, 07/15/08	102,267
300,000	6.00%, 05/15/08	301,768
309,950	DN, 4.38%, 03/03/08 (n)	306,553
544,729	DN, 4.53%, 02/01/08 (n)	540,531
174,000	DN, 4.65%, 01/10/08 (n)	173,111
38,000	DN, 4.68%, 01/02/08 (n)	37,844
217,711	DN, 5.05%, 02/20/08 (n)	215,298
332,600	DN, 5.22%, 12/03/07 (n)	332,505
59,581	DN, 5.27%, 05/12/08 (n)	58,227
55,000	DN, 5.29%, 12/28/07 (n)	54,792
75,000	DN, 5.30%, 05/30/08 (n)	73,098

75,000	DN, 5.31%, 06/12/08 (n)	72,963
412,000	FRN, 5.04%, 12/28/07	411,983
		2,680,940
	Total U.S. Government Agency Securities
	(Cost $13,124,046)	13,124,046

Repurchase Agreements — 51.3%
770,000	Banc of America Securities LLC, 4.60%, dated 11/30/07,
	due 12/17/07, repurchase price $771,673, collateralized by
	U.S. Government Agency Securities with a value of $785,400 (i)	770,000
125,000	Banc of America Securities LLC, 4.63%, dated 11/30/07,
	due 12/03/07, repurchase price $125,048, collateralized by
	U.S. Government Agency Securities with a value of $127,500	125,000
192,709	Banc of America Securities LLC, 4.63%, dated 11/30/07,
	due 12/03/07, repurchase price $192,783, collateralized by
	U.S. Government Agency Securities with a value of $196,563	192,709
900,000	Barclays Capital, Inc., 4.63%, dated 11/30/07,
	due 12/03/07, repurchase price $900,347, collateralized by
	U.S. Government Agency Securities with a value of $918,000	900,000
2,100,000	Barclays Capital, Inc., 4.63%, dated 11/30/07,
	due 12/03/07, repurchase price $2,100,810, collateralized by
	U.S. Government Agency Securities with a value of $2,142,001 (m)	2,100,000
3,000,000	Citigroup, Inc., 4.63%, dated 11/30/07,
	due 12/03/07, repurchase price $3,001,158, collateralized by
	U.S. Government Agency Securities with a value of $3,060,000	3,000,000
481,260	Deutsche Bank Securities, Inc., 3.25%, dated 11/30/07,
	due 12/03/07, repurchase price $481,390, collateralized by
	U.S. Government Agency Securities with a value of $490,886	481,260
500,000	Deutsche Bank Securities Inc., 4.60%, dated 11/30/07,
	due 01/08/08, repurchase price $502,428, collateralized by
	U.S. Government Agency Securities with a value of $510,000 (i)	500,000
3,000,000	Deutsche Bank Securities, Inc., 4.63%, dated 11/30/07,
	due 12/03/07, repurchase price $3,001,158, collateralized by
	U.S. Government Agency Securities with a value of $3,060,000	3,000,000
19,999	Goldman Sachs & Co., 4.51%, dated 11/30/07,
	due 12/03/07, repurchase price $20,007, collateralized by
	U.S. Government Agency Securities with a value of $20,399	19,999
623,839	Merrill Lynch & Co., Inc., 4.62%, dated 11/30/07,
	due 12/03/07, repurchase price $624,079, collateralized by
	U.S. Government Agency Securities with a value of $636,319	623,839
500,000	UBS Warburg LLC, 4.60%, dated 11/30/07,
	due 01/07/08, repurchase price $502,364, collateralized by
	U.S. Government Agency Securities with a value of $510,002 (i)	500,000
600,000	UBS Warburg LLC, 4.61%, dated 11/30/07,
	due 12/03/07, repurchase price $600,231, collateralized by
	U.S. Government Agency Securities with a value of $612,004	600,000
	Total Repurchase Agreements
	(Cost $12,812,807)	12,812,807

Total Investments — 103.9%

(Cost $25,936,853) *	25,936,853

Liabilities in Excess of Other Assets — (3.9)%	(970,767)

NET ASSETS — 100.0%	$24,966,086

Percentages indicated are based on net assets.

ABBREVIATIONS:

*	The cost of securities is substantially the same for federal income tax purposes.
(i)	Security has been deemed illiquid pursuant to procedures approved by the Board of Trustees and may be difficult to sell.
(m)	All or a portion of this security is reserved for current or potential holdings of TBAs, when-issued securities and delayed delivery securities.
(n)	The rate shown is the effective yield at the date of purchase.
DN	Discount Notes
FRN	Floating Rate Note. The interest rate shown is the rate in effect as of November 30, 2007.

JPMorgan U.S. Treasury Plus Money Market Fund
Schedule of Portfolio Investments
As of November 30, 2007 (Unaudited)
(Amounts in thousands)

Principal Amount ($)	Security Description	Value ($)

U.S Treasury Obligations — 14.4%

U.S. Treasury Bills — 12.5%

1,504,881	3.54%, 12/27/07 (n)	1,501,039
250	3.87%, 01/31/08 (n)	248
497	3.98%, 03/27/08 (n)	491
25	4.87%, 12/13/07 (n)	25
		1,501,803

U.S. Treasury Notes — 1.9%

100,000	4.13%, 08/15/08	99,980
90,000	4.88%, 04/30/08	90,271
34,000	5.00%, 07/31/08	34,190
		224,441

Total U.S. Treasury Obligations
(Cost $1,726,244)	1,726,244

Repurchase Agreements — 85.9%
2,400,000	Barclays Capital, Inc., 3.00%, dated 11/30/07,
	due 12/03/07, repurchase price $2,400,600,
	collateralized by U.S. Treasury Securities
	with a value of $2,448,001 (m)	2,400,000

550,000	Credit Suisse First Boston LLC, 3.65%,
	dated 11/30/07, due 12/03/07, repurchase price
	$550,167, collateralized by U.S. Treasury
	Securities with a value of $561,004	550,000

500,000	Credit Suisse First Boston LLC, 3.77%,
	dated 11/30/07, due 12/03/07, repurchase price
	$500,157, collateralized by U.S. Treasury
	Securities with a value of $510,005	500,000

1,000,000	Credit Suisse First Boston LLC, 3.86%,
	dated 11/30/07, due 12/03/07, repurchase price
	$1,000,322, collateralized by U.S. Treasury
	Securities with a value of $1,020,006	1,000,000

792,740	Deutsche Bank Securities, Inc., 3.25%,
	dated 11/30/07, due 12/03/07, repurchase price
	$792,955, collateralized by U.S. Treasury
	Securities with a value of $808,595	792,740

1,000,000	Greenwich Capital Markets, Inc., 3.15%,
	dated 11/30/07, due 12/03/07, repurchase price
	$1,00,263, collateralized by U.S. Treasury
	Securities with a value of $1,020,001	1,000,000

1,250,000	HSBC Securities (USA), Inc., 3.00%,
	dated 11/30/07, due 12/03/07, repurchase price
	$1,250,313, collateralized by U.S. Treasury
	Securities with a value of $1,275,000	1,250,000

200,000	Lehman Brothers, Inc., 2.25%, dated 11/30/07
	due 12/03/07, repurchase price $200,038,
	collateralized by U.S. Treasury Securities
	with a value of $204,006	200,000

1,400,000	Merrill Lynch & Co., Inc., 3.00%, dated 11/30/07
	due 12/03/07, repurchase price $1,400,350,
	collateralized by U.S. Treasury Securities
	with a value of $1,428,202	1,400,000

250,000	UBS Warburg LLC, 3.22%, dated 11/30/07,
	due 12/03/07, repurchase price $250,067,
	collateralized by U.S. Treasury Securities
	with a value of $255,006	250,000

1,000,000	UBS Warburg LLC, 3.83%, dated 11/30/07,
	due 12/03/07, repurchase price $1,000,319,
	collateralized by U.S. Treasury Securities
	with a value of $1,020,005	1,000,000

Total Repurchase Agreements
(Cost $10,342,740)	10,342,740

Total Investments — 100.3%
(Cost $12,068,984)*	12,068,984

Liabilities in Excess of Other Assets — (0.3)%	(37,537)

NET ASSETS — 100.0%	12,031,447

Percentages indicated are based on net assets.

ABBREVIATIONS:

*	The cost of securities is substantially the same for federal income tax purposes.
(m)	All or a portion of this security is reserved for current or potential holdings of TBAs, when-issued securities and delayed delivery securities.
(n)	The rate shown is the effective yield at the date of purchase.

JPMorgan Ultra Short Duration Bond Fund
Schedule of Portfolio Investments
As of November 30, 2007 (Unaudited)
(Amounts in thousands, except number of contracts)

Principal Amount ($)	Security Description (t)	Value ($)

Long-Term Investments — 87.8%

Asset-Backed Securities — 14.2%
6,011	Accredited Mortgage Loan Trust,
	Series 2003-3, Class A1, SUB, 4.46%, 01/25/34	5,844
	ACE Securities Corp.,
4,440	Series 2001-HE1, Class M1, FRN, 6.24%, 11/20/31	4,445
3,801	Series 2002-HE3, Class M1, FRN, 6.59%, 10/25/32 (i)	3,592
321	American Residential Home Equity Loan Trust,
	Series 1998-1, Class M1, FRN, 5.46%, 05/25/29	318
5,350	Ameriquest Mortgage Securities, Inc.,
	Series 2003-7, Class M1, FRN, 5.64%, 08/25/33 (i)	5,078
	Amortizing Residential Collateral Trust,
127	Series 2002-BC4, Class A, FRN, 5.08%, 07/25/32	124
4,735	Series 2002-BC6, Class M1, FRN, 5.54%, 08/25/32 (i)	4,205
8,640	Series 2002-BC9, Class M1, FRN, 6.44%, 12/25/32 (i)	7,946
	Amresco Residential Securities Mortgage Loan Trust,
152	Series 1997-1, Class M1A, FRN, 5.30%, 03/25/27	152
848	Series 1997-2, Class M1A, FRN, 5.34%, 06/25/27	782
3,402	Series 1998-1, Class M1A, FRN, 5.43%, 01/25/28 (i)	3,336
3,149	Series 1998-3, Class M1A, FRN, 5.42%, 09/25/28 (i)	3,032
5,000	Asset Backed Securities Corp. Home Equity,
	Series 2003-HE7, Class M2, FRN, 6.40%, 12/15/33 (i)	4,651
	Bear Stearns Asset Backed Securities Trust,
7,473	Series 2003-SD1, Class A, FRN, 5.24%, 12/25/33	7,448
550	Series 2005-1, Class A, FRN, 5.14%, 03/25/35	549
9,348	Series 2005-CL1, Class M1, FRN, 5.42%, 09/25/34	7,976
4,000	Series 2005-HE1, Class M2, FRN, 5.62%, 01/25/35 (i)	3,052
2,000	Capital One Master Trust,
	Series 2001-1, Class C, FRN, 5.82%, 12/15/10 (e)	2,003
991	Centex Home Equity,
	Series 2002-A, Class MV1, FRN, 5.64%, 01/25/32	801
450	Chase Funding Loan Acquisition Trust,
	Series 2001-AD1, Class 2M1, FRN, 6.06%, 11/25/30	438
	Countrywide Asset-Backed Certificates,
420	Series 2002-1, Class A, FRN, 5.35%, 08/25/32	416
3,424	Series 2002-3, Class M1, FRN, 5.91%, 03/25/32	3,172
432	Series 2002-BC1, Class A, FRN, 5.45%, 04/25/32	425
539	Series 2002-BC2, Class A, FRN, 5.33%, 04/25/32	531
85	Series 2003-BC2, Class 2A1, FRN, 5.39%, 06/25/33	82
7,008	Series 2003-BC5, Class M1, FRN, 5.49%, 09/25/33	6,880
4,000	Series 2004-2, Class M4, FRN, 5.79%, 03/25/34 (i)	3,787
3,188	Series 2004-S1, Class M2, SUB, 5.08%, 02/25/35 (i)	2,714
	Countrywide Home Equity Loan Trust,
5,931	Series 2004-A, Class A, FRN, 4.87%, 04/15/30	5,811
3,124	Series 2005-E, Class 2A, FRN, 4.87%, 11/15/35	3,015
13,246	Series 2005-M, Class A1, FRN, 4.89%, 02/15/36	13,035
7,000	Series 2006-A, Class M2, FRN, 5.07%, 04/15/32 (i)	2,515
2,651	Credit-Based Asset Servicing and Securitization LLC,

	Series 2004-CB2, Class M1, FRN, 5.31%, 07/25/33	2,607
	First Franklin Mortgage Loan Asset-Backed Certificates,
679	Series 2002-FF1, Class M1, FRN, 5.84%, 04/25/32	424
2,320	Series 2002-FF4, Class M1, FRN, 6.36%, 02/25/33 (f) (i)	2,128
2,150	Series 2003-FFH1, Class M2, FRN, 6.54%, 09/25/33 (i)	1,581
3,800	Series 2004-FF8, Class M4, FRN, 5.86%, 10/25/34 (i)	3,463
5,000	Fleet Commercial Loan Master LLC,
	Series 2003-1A, Class A2, FRN, 5.23%, 11/16/10 (e)	4,984
5,000	Fremont Home Loan Trust,
	Series 2005-C, Class M2, FRN, 5.28%, 07/25/35 (i)	4,561
1,532	Greenpoint Mortgage Funding Trust,
	Series 2005-HE3, Class A, FRN, 4.83%, 09/15/30	1,512
19,053	GSAMP Trust,
	Series 2006-S6, Class A3, FRN, 5.02%, 10/25/36 (i)	4,595
6,102	GSR Mortgage Loan Trust,
	Series 2005-HEL1, Class M3, FRN, 5.56%, 11/25/30 (f) (i)	305
907	Irwin Home Equity Corp,
	Series 2004-1, Class 1A1, FRN, 5.11%, 12/25/24	890
346	Lehman Home Equity Loan Trust,
	Series 1998-1, Class A1, 7.00%, 05/25/28	345
	Long Beach Mortgage Loan Trust,
2,750	Series 2004-6, Class M2, FRN, 5.94%, 11/25/34 (i)	2,531
5,000	Series 2006-6, Class M2, FRN, 5.09%, 07/25/36 (i)	1,590
5,000	MBNA Credit Card Master Note Trust,
	Series 2003-C2, Class C2, FRN, 6.25%, 06/15/10	5,002
	Morgan Stanley ABS Capital I,
5,219	Series 2003-NC6, Class M1, FRN, 5.99%, 06/25/33 (i)	4,710
7,500	Series 2005-WMC4, Class M5, FRN, 5.44%, 04/25/35 (i)	5,380
564	New Century Home Equity Loan Trust,
	Series 2003-5, Class AII, FRN, 5.19%, 11/25/33	553
6,115	Nomura Home Equity Loan, Inc.,
	Series 2005-FM1, Class 2A3, FRN, 5.17%, 05/25/35	6,098
3,514	Option One Mortgage Loan Trust,
	Series 2002-4, Class M1, FRN, 5.69%, 07/25/32	3,446
	Residential Asset Mortgage Products, Inc.,
1,092	Series 2003-RS2, Class AII, FRN, 5.13%, 03/25/33	1,074
5,686	Series 2004-RS1, Class MII1, FRN, 5.47%, 01/25/34 (i)	5,529
	Residential Asset Securities Corp.,
1,358	Series 2003-KS4, Class MI2, SUB, 5.01%, 06/25/33 (i)	1,098
3,552	Series 2005-EMX4, Class A2, FRN, 5.05%, 11/25/35	3,396
	Residential Funding Mortgage Securities II, Inc.
2,841	Series 2001-HI2, Class AI7, SUB, 6.94%, 04/25/26	2,831
2,385	Series 2001-HI4, Class A7, SUB, 6.74%, 10/25/26	2,376
765	Series 2003-HS1, Class AII, FRN, 5.08%, 12/25/32	755
234	Structured Asset Investment Loan Trust,
	Series 2003-BC2, Class A3, FRN, 5.49%, 04/25/33	231
349	Structured Asset Securities Corp.,
	Series 2002-HF1, Class A, FRN, 5.08%, 01/25/33	342
853	Wachovia Asset Securitization, Inc.,
	Series 2002-HE1, Class A, FRN, 5.16%, 09/27/32	835

Total Asset-Backed Securities
(Cost $223,112)	183,327

Collateralized Mortgage Obligations — 53.0%

Agency CMO — 24.2%
	Federal Home Loan Mortgage Corp. REMICS,
83	Series 1071, Class F, FRN, 5.64%, 04/15/21	83
93	Series 1343, Class LA, 8.00%, 08/15/22	100
85	Series 1370, Class JA, FRN, 5.84%, 09/15/22	85
78	Series 1379, Class W, FRN, 4.14%, 10/15/22	77
2	Series 1449, Class HA, 7.50%, 12/15/07	2
14	Series 1508, Class KA, FRN, 4.98%, 05/15/23	14
41	Series 1575, Class F, FRN, 5.69%, 08/15/08	40
5	Series 1600, Class FB, FRN, 3.87%, 10/15/08	5
168	Series 1604, Class MB, IF, 6.45%, 11/15/08	168
102	Series 1607, Class SA, IF, 9.20%, 10/15/13	109
445	Series 1625, Class SC, IF, 6.62%, 12/15/08	445
3,557	Series 1650, Class K, 6.50%, 01/15/24	3,704
1,284	Series 1689, Class M, PO, 03/15/24	1,171
549	Series 1771, Class PK, 8.00%, 02/15/25	558
1,007	Series 1974, Class ZA, 7.00%, 07/15/27	1,043
176	Series 1981, Class Z, 6.00%, 05/15/27	179
23	Series 2006, Class I, IO, 8.00%, 10/15/12	2
726	Series 2033, Class PR, PO, 0.00%, 03/15/24	642
790	Series 2057, Class PE, 6.75%, 05/15/28	812
6,960	Series 2162, Class TH, 6.00%, 06/15/29	7,123
125	Series 2261, Class ZY, 7.50%, 10/15/30	127
82	Series 2289, Class NA, VAR, 11.96%, 05/15/20	92
410	Series 2338, Class FN, FRN, 5.15%, 08/15/28	414
664	Series 2345, Class PQ, 6.50%, 08/15/16	689
108	Series 2366, Class VG, 6.00%, 06/15/11	108
710	Series 2416, Class SA, IF, 6.64%, 02/15/32	738
458	Series 2416, Class SH, IF, 6.63%, 02/17/32	484
211	Series 2477, Class FZ, FRN, 5.20%, 06/15/31	213
773	Series 2517, Class FE, FRN, 5.15%, 10/15/09	774
19,849	Series 2594, Class OF, FRN, 5.10%, 06/15/32 (m)	19,817
13,800	Series 2628, Class IP, IO, 4.50%, 10/15/16	922
10,957	Series 2649, Class FK, FRN, 5.20%, 07/15/33	10,698
5,000	Series 2661, Class FG, FRN, 5.10%, 03/15/17	5,017
4,600	Series 2666, Class OI, IO, 5.50%, 12/15/18	234
16,484	Series 2750, Class FG, FRN, 5.05%, 02/15/34	16,536
2,370	Series 2773, Class TB, 4.00%, 04/15/19	2,216
4,071	Series 2927, Class GA, 5.50%, 10/15/34	4,126
5,000	Series 2929, Class PC, 5.00%, 01/15/28	5,011
6,000	Series 2941, Class BY, 5.00%, 12/15/34	5,793
4,051	Series 3085, Class VS, IF, 10.11%, 12/15/35	4,899
5,000	Series 3114, Class KB, 5.00%, 09/15/27	4,999
9,405	Series 3300, Class FA, FRN, 4.95%, 08/15/35	9,343
9,666	Series 3319, Class FP, FRN, 5.05%, 10/15/36	9,578
	Federal Home Loan Mortgage Corp. Structured Pass-Through Securities,
213	Series T-51, Class 1A-PO, PO, 09/25/42	179

3,795	Series T-51, Class 1A, VAR, 6.50%, 09/25/43	3,954
1,576	Series T-54, Class 2A, 6.50%, 02/25/43	1,616
3,268	Series T-54, Class 4A, FRN, 6.37%, 02/25/43	3,311
	Federal Home Loan Mortgage Corp. - Government National Mortgage Association,
2,775	Series 1, Class S, IF, IO, 4.15%, 10/25/22	360
	Federal National Mortgage Association Grantor Trust,
2,704	Series 2004-T1, Class 1A2, 6.50%, 01/25/44	2,810
1,812	Series FN2001-T8, Class A1, 7.50%, 07/25/41	1,912
4,220	Series FN2002-T6, Class A4, FRN, 6.42%, 03/25/41	4,276
	Federal National Mortgage Association Interest STRIPS,
7,752	Series 343, Class 23, IO, 4.00%, 10/01/18	949
12,043	Series 343, Class 27, IO, 4.50%, 01/01/19	1,576
	Federal National Mortgage Association REMICS,
106	Series 1988-15, Class B, FRN, 5.36%, 06/25/18	106
8	Series 1989-77, Class J, 8.75%, 11/25/19	9
3	Series 1989-89, Class H, 9.00%, 11/25/19	3
271	Series 1990-64, Class Z, 10.00%, 06/25/20	310
647	Series 1990-145, Class A, FRN, 5.94%, 12/25/20 (m)	647
339	Series 1991-142, Class PL, 8.00%, 10/25/21	367
421	Series 1991-156, Class F, FRN, 6.11%, 11/25/21	427
1	Series 1992-91, Class SQ, IF, HB, 4698.00%, 05/25/22	133
931	Series 1992-112, Class GB, 7.00%, 07/25/22	985
13	Series 1992-154, Class SA, IF, IO, 5.40%, 08/25/22	2
355	Series 1992-200, Class FK, FRN, 5.68%, 11/25/22	357
398	Series 1993-27, Class S, IF, 2.53%, 02/25/23	384
5	Series 1993-93, Class FC, FRN, 5.23%, 05/25/08	5
770	Series 1993-110, Class H, 6.50%, 05/25/23	797
97	Series 1993-119, Class H, 6.50%, 07/25/23	100
765	Series 1993-146, Class E, PO, 05/25/23	674
350	Series 1993-165, Class FH, FRN, 5.96%, 09/25/23	359
1,727	Series 1993-179, Class FM, FRN, 5.63%, 10/25/23	1,734
108	Series 1993-186, Class F, FRN, 5.18%, 09/25/08	108
30	Series 1993-197, Class SC, IF, 8.30%, 10/25/08	30
509	Series 1994-30, Class JA, 5.00%, 07/25/23	508
1,119	Series 1994-62, Class PH, 6.90%, 11/25/23	1,130
6	Series 1994-89, Class FA, FRN, 5.26%, 03/25/09	6
1,203	Series 1997-46, Class PT, 7.00%, 07/18/12	1,232
192	Series 1997-74, Class E, 7.50%, 10/20/27	207
3,764	Series 2001-9, Class F, FRN, 4.94%, 02/17/31	3,768
1,391	Series 2001-33, Class ID, IO, 6.00%, 07/25/31	245
1,115	Series 2002-18, Class PC, 5.50%, 04/25/17	1,135
3,403	Series 2002-27, Class FW, FRN, 5.28%, 05/25/09	3,404
6,645	Series 2002-77, Class FY, FRN, 5.18%, 12/25/17	6,695
640	Series 2002-79, Class PO, PO, 04/25/09	614
3,774	Series 2002-92, Class FB, FRN, 5.43%, 04/25/30	3,801
10,862	Series 2003-17, Class FN, FRN, 5.08%, 03/25/18	10,911
485	Series 2003-21, Class FK, FRN, 5.18%, 03/25/33	487
1,135	Series 2003-27, Class DJ, 4.00%, 04/25/17	1,110
15,517	Series 2003-34, Class BS, IF, IO, 2.87%, 05/25/22	981
5,000	Series 2003-35, Class MD, 5.00%, 11/25/16	4,996

3,947	Series 2003-60, Class SA, IF, IO, 2.87%, 07/25/21	219
7,481	Series 2003-60, Class SB, IF, IO, 2.87%, 07/25/21	415
2,244	Series 2003-72, Class JF, FRN, 5.18%, 08/25/33	2,235
11,318	Series 2003-87, Class HF, FRN, 5.18%, 03/25/16 (m)	11,313
5,666	Series 2004-17, Class BF, FRN, 5.13%, 01/25/34	5,659
2,775	Series 2004-32, Class AB, 4.00%, 10/25/17	2,703
7,385	Series 2004-33, Class FW, FRN, 5.18%, 08/25/25	7,387
8,206	Series 2004-54, Class FL, FRN, 5.18%, 07/25/34	8,160
3,000	Series 2005-29, Class AE, 4.50%, 03/25/35	2,771
45,056	Series 2006-51, Class FP, FRN, 5.13%, 03/25/36 (m)	44,425
285	Series G92-44, Class ZQ, 8.00%, 07/25/22	306
4,021	Series G94-9, Class PJ, 6.50%, 08/17/24	4,230
	Federal National Mortgage Association Whole Loan,
944	Series 2003-W1, Class 2A, 7.50%, 12/25/42	1,005
5,965	Series 2003-W4, Class 5A, FRN, 6.69%, 10/25/42	6,130
5,389	Series 2003-W15, Class 3A, FRN, 6.29%, 12/25/42	5,529
1,868	Series 2004-W2, Class 1A3F, FRN, 5.13%, 02/25/44	1,856
3,018	Series 2004-W2, Class 4A, FRN, 6.56%, 02/25/44	3,051
4,633	Series 2005-W1, Class 1A2, 6.50%, 10/25/44	4,744
	Government National Mortgage Association,
2,329	Series 1999-27, Class ZA, 7.50%, 04/17/29	2,447
69	Series 2000-35, Class F, FRN, 5.21%, 12/16/25	70
1,634	Series 2002-31, Class FC, FRN, 5.03%, 09/26/21	1,636
8,547	Series 2003-21, Class PI, IO, 5.50%, 06/20/32	1,090
55,085	Series 2003-59, Class XA, IO, VAR, 1.69%, 06/16/34	4,576
		310,857

Non-Agency CMO — 28.8%
7,943	Banc of America Funding Corp.,
	Series 2005-E, Class 5A1, VAR, 4.97%, 05/20/35	7,871
	Banc of America Mortgage Securities, Inc.,
215	Series 2003-5, Class 2A8, FRN, 5.24%, 07/25/18	213
7,568	Series 2005-A, Class 3A1, FRN, 5.03%, 02/25/35	7,506
5,000	Bear Stearns Adjustable Rate Mortgage Trust,
	Series 2004-4, Class A5, VAR, 3.55%, 06/25/34	4,945
2,061	Bear Stearns Asset Backed Securities, Inc.,
	Series 2004-AC6, Class M1, FRN, 5.46%, 11/25/34	2,055
4,000	Bear Stearns Mortgage Funding Trust,
	Series 2006-SL3, Class M1, FRN, 5.13%, 10/25/36 (f) (i)	600
	BHN II Mortgage Trust,
24	Series 1997-2, Class A2, 7.54%, 05/31/17 (d) (i)	-(h)
224	Zero Coupon, 03/25/11 (d) (i)	2
5,392	Cendant Mortgage Corp.,
	Series 2003-8, Class 1A2, 5.25%, 10/25/33	5,376
2,842	Chase Mortgage Finance Corp.,
	Series 2003-S7, Class A4, FRN, 5.19%, 08/25/18	2,815
325	Citicorp Mortgage Securities, Inc.,
	Series 1988-17, Class A1, VAR, 6.67%, 11/25/18	320
88	Collateralized Mortgage Obligation Trust,
	Series 50, Class B, PO, 10/01/18	77
4,522	Countrywide Alternative Loan Trust,

	Series 2004-33, Class 3A3, VAR, 4.73%, 12/25/34	4,539
	Countrywide Home Loan Mortgage Pass-Through Trust,
3,887	Series 2003-21, Class A1, FRN, 4.08%, 05/25/33	3,900
10,000	Series 2003-49 A4, FRN, 4.28%, 12/19/33	9,811
1,014	Series 2004-HYB8, Class 1A1, FRN, 5.09%, 01/20/35	1,014
1,762	Series 2005-1, Class 1A2, FRN, 5.14%, 03/25/35	1,708
5,983	Series 2005-1, Class 2A1, FRN, 5.08%, 03/25/35	5,806
	Credit Suisse First Boston Mortgage Securities Corp.,
111	Series 2002-AR2, Class 1B2, VAR, 5.93%, 02/25/32	98
8,541	Series 2003-AR24, Class 2A4, VAR, 4.03%, 10/25/33	8,486
1,917	Series 2004-5, Class 1A8, 6.00%, 09/25/34	1,919
2,895	Series 2005-4, Class 3A16, 5.50%, 06/25/35	2,872
	First Horizon Alternative Mortgage Securities,
1,577	Series 2005-AA7, Class 1A2, FRN, 5.34%, 09/25/35	1,614
4,796	Series 2005-FA10, Class 2A1, 5.25%, 12/25/20	4,771
4,373	First Horizon Asset Securities, Inc.,
	Series 2004-AR7, Class 2A1, FRN, 4.91%, 02/25/35	4,384
	First Republic Mortgage Loan Trust,
367	Series 2000-FRB1, Class B1, FRN, 5.29%, 06/25/30	360
1,494	Series 2000-FRB2, Class A1, FRN, 4.90%, 11/15/30	1,489
9,016	GSAA Trust,
	Series 2004-CW1, Class 1A1, 5.50%, 04/01/34	8,860
	GSR Mortgage Loan Trust,
2,535	Series 2003-3F, Class 3A2, FRN, 5.19%, 04/25/33	2,473
10,721	Series 2004-10F, Class 7A1, 5.50%, 09/25/34	10,581
	Impac CMB Trust,
6,225	Series 2004-3, Class 3A, FRN, 5.11%, 03/25/34	6,174
1,537	Series 2004-6, Class 1A2, FRN, 5.18%, 10/25/34	1,515
5,871	Series 2005-5, Class A1, FRN, 5.11%, 08/25/35	5,790
8,753	Indymac INDA Mortgage Loan Trust,
	Series 2007-AR1, Class 1A1, VAR, 5.75%, 03/25/37	8,808
9,116	Indymac Index Mortgage Loan Trust,
	Series 2007-AR7, Class 1A1, FRN, 5.09%, 06/25/37	8,892
1,893	JPMorgan Mortgage Trust,
	Series 2003-A1, Class 1A1, FRN, 4.34%, 10/25/33	1,857
	MASTR Adjustable Rate Mortgages Trust,
13,998	Series 2003-5, Class 5A1, VAR, 4.18%, 10/25/33	13,769
57	Series 2004-2, Class 3A1, FRN, 5.18%, 03/25/34	56
1,132	Series 2004-7, Class 6A1, FRN, 5.23%, 08/25/34	1,131
4,886	Series 2004-13, Class 2A1, FRN, 3.82%, 04/21/34	4,829
4,500	Series 2004-13, Class 3A7B, FRN, 3.24%, 11/21/34	4,428
	MASTR Asset Securitization Trust,
10,356	Series 2003-12, Class 2A1, 4.50%, 12/25/13	10,315
3,327	Series 2004-6, Class 4A1, 5.00%, 07/25/19	3,298
2,178	MASTR Seasoned Securities Trust,
	Series 2003-1, Class 3A2, FRN, 5.19%, 02/25/33	2,142
	Mellon Residential Funding Corp.,
3,038	Series 2001-TBC1, Class B1, FRN, 5.53%, 11/15/31	3,052
606	Series 2002-TBC1, Class B1, FRN, 5.65%, 09/15/30	608
303	Series 2002-TBC1, Class B2, FRN, 6.05%, 09/15/30	304

1,723	Series 2002-TBC2, Class B1, FRN, 5.50%, 08/15/32	1,641
640	Merrill Lynch Trust,
	Series 47, Class Z, 8.99%, 10/20/20	690
	MLCC Mortgage Investors, Inc.,
3,508	Series 2004-1, Class 2A3, VAR, 4.72%, 12/25/34	3,552
4,218	Series 2004-D, Class A1, FRN, 5.12%, 08/25/29	4,211
	Morgan Stanley Dean Witter Capital I,
2,787	Series 2003-HYB1, Class A4, FRN, 4.20%, 03/25/33	2,904
2,060	Series 2003-HYB1, Class B1, FRN, 4.25%, 03/25/33	2,066
	Morgan Stanley Mortgage Loan Trust,
2,268	Series 2004-5AR, Class 3A3, VAR, 4.37%, 07/25/34	2,251
6,500	Series 2004-5AR, Class 3A5, VAR, 4.37%, 07/25/34	6,585
4,934	Series 2004-11AR, Class 1A2A, FRN, 5.10%, 01/25/35	4,813
	Nomura Asset Acceptance Corp.,
1,316	Series 2003-A3, Class A1, SUB, 5.00%, 08/25/33	1,285
376	Series 2004-AR1, Class 5A1, FRN, 5.17%, 08/25/34	376
6,651	Series 2004-R1, Class A1, 6.50%, 03/25/34 (e)	6,707
4,606	Series 2004-R3, Class AF, FRN, 5.24%, 02/25/35 (e)	4,527
615	Series 2005-AR1, Class 2A1, FRN, 5.07%, 02/25/35	589
3,686	Prime Mortgage Trust,
	Series 2005-3, Class A1, 4.75%, 08/25/20	3,612
	Residential Accredit Loans, Inc.,
4,787	Series 2004-QS3, Class CB, 5.00%, 03/25/19	4,749
2,666	Series 2004-QS6, Class A1, 5.00%, 05/25/19	2,601
	Residential Funding Mortgage Securities I,
2,768	Series 2002-S17, Class A1, 5.00%, 11/25/17	2,755
4,500	Series 2005-SA2, Class 2A2, VAR, 4.94%, 06/25/35	4,476
7,996	Series 2006-SA4, Class 2A1, VAR, 6.12%, 11/25/36	8,096
18	Salomon Brothers Mortgage Securities VII, Inc.,
	Series 2000-UP1, Class A2, 8.00%, 09/25/30	18
55	Securitized Asset Sales, Inc.,
	Series 1993-7, Class TA3, 6.25%, 12/25/23	55
	Sequoia Mortgage Trust,
432	Series 11, Class A, FRN, 5.19%, 12/20/32	432
937	Series 2003-3, Class A2, FRN, 5.75%, 07/20/33	924
	Structured Asset Mortgage Investments, Inc.,
3,164	Series 2002-AR2, Class A3, FRN, 5.19%, 07/19/32	3,162
622	Series 2004-AR1, Class 1A1, FRN, 5.04%, 03/19/34	622
	Structured Asset Securities Corp.,
4,579	Series 2003-8, Class 2A9, FRN, 5.29%, 04/25/33	4,481
4,406	Series 2003-40A, Class 4A, VAR, 5.38%, 01/25/34	4,380
	WaMu Mortgage Pass Through Certificates,
2,851	Series 2003-AR3, Class A5, VAR, 3.93%, 04/25/33	2,843
4,073	Series 2003-S12, Class 2A, 4.75%, 11/25/18	4,003
11,393	Series 2004-AR3, Class A1, VAR, 3.92%, 06/25/34	11,264
4,894	Series 2004-AR11, Class A, VAR, 4.55%, 10/25/34	4,855
9,035	Series 2004-AR14, Class A1, VAR, 4.26%, 01/25/35	8,903
7,564	Series 2006-AR12, Class 1A4, VAR, 6.07%, 10/25/36	7,652
2,254	Washington Mutual MSC Pass-Through Certificates,
	Series 2002-MS2, Class 2A1, 6.00%, 04/25/17	2,246

	Wells Fargo Mortgage Backed Securities Trust,
17,353	Series 2003-19, Class A2, 5.00%, 01/25/19	17,304
4,011	Series 2003-F, Class A1, FRN, 4.88%, 06/25/33	3,898
7,794	Series 2003-K, Class 1A2, FRN, 4.49%, 11/25/33	7,531
5,040	Series 2004-2, Class A1, 5.00%, 01/25/19	4,998
6,937	Series 2004-7, Class 2A2, 5.00%, 07/25/19	6,905
2,237	Series 2004-8, Class A1, 5.00%, 08/25/19	2,212
1,084	Series 2004-BB, Class A4, FRN, 4.56%, 01/25/35	1,077
6,278	Series 2004-EE, Class 3A1, FRN, 3.99%, 12/25/34	6,228
2,995	Series 2004-H, Class A2, FRN, 4.53%, 06/25/34	3,003
9,980	Series 2004-S, Class A4, FRN, 3.54%, 09/25/34	9,864
		370,779
	Total Collateralized Mortgage Obligations
	(Cost $690,010)	681,636

Commercial Mortgage-Backed Securities — 2.2%
	Bayview Commercial Asset Trust,
7,568	Series 2004-1, Class A, FRN, 5.15%, 04/25/34 (e)	7,538
2,085	Series 2004-3, Class A2, FRN, 5.21%, 01/25/35 (e)	2,061
7,010	Series 2005-2A, Class A2, FRN, 5.14%, 08/25/35 (e)	6,928
1,402	Series 2005-2A, Class M1, FRN, 5.22%, 08/25/35 (e)	1,361
2,919	Series 2007-2A, Class A2, FRN, 5.11%, 07/25/37 (e)	2,750
1,459	Series 2007-2A, Class M4, FRN, 5.44%, 07/25/37 (e)	1,298
3,732	Series 2007-3, Class A2, FRN, 5.08%, 07/25/37 (e)	3,591
2,146	Bear Stearns Commercial Mortgage Securities,
	Series 2004-BA5A, Class E, FRN, 5.09%, 09/15/19 (e)	2,107
1,024	FFCA Secured Lending Corp.,
	Series 1999-1A, Class B2, FRN, 5.69%, 09/18/25 (e)	995
185	Nationslink Funding Corp.,
	Series 1999-SL, Class A1V, FRN, 5.01%, 11/10/30	185
	Total Commercial Mortgage-Backed Securities
	(Cost $29,530)	28,814

Corporate Bonds — 0.8%

Capital Markets — 0.4%
6,355	Lehman Brothers Holdings, Inc.,
	FRN, 3.77%, 02/17/15	5,359

Commercial Banks — 0.3%
4,000	Popular North America, Inc.,
	4.25%, 04/01/08	3,984

Consumer Finance — 0.0% (g)
350	SLM Corp.,
	FRN, 4.09%, 01/31/14	285

Electric Utilities — 0.1%
400	Exelon Generation Co. LLC,
	6.95%, 06/15/11	422
	Total Corporate Bonds
	(Cost $11,097)	10,050

Mortgage Pass-Through Securities — 17.2%
	Federal Home Loan Mortgage Corp. Conventional Pools,
1,374	ARM, 5.53%, 07/01/30 - 02/01/35	1,387
40	ARM, 5.61%, 02/01/19	41

8,677	ARM, 5.62%, 06/01/30	8,715
7	ARM, 5.67%, 01/01/20	7
160	ARM, 5.72%, 08/01/18	162
76	ARM, 5.74%, 03/01/18	77
24	ARM, 6.10%, 12/01/21	24
59	ARM, 6.13%, 06/01/18	59
176	ARM, 6.15%, 01/01/21	178
117	ARM, 6.27%, 11/01/18	119
18	ARM, 6.87%, 06/01/26 (m)	18
-(h)	ARM, 6.91%, 02/01/19	-(h)
124	ARM, 6.93%, 08/01/19	126
387	ARM, 6.94%, 07/01/19	391
390	ARM, 7.00%, 01/01/30	394
101	ARM, 7.03%, 06/01/22	102
248	ARM, 7.07%, 12/01/26	252
290	ARM, 7.09%, 01/01/27	292
5,426	ARM, 7.12%, 01/01/23 - 04/01/32	5,493
24	ARM, 7.16%, 11/01/28	24
152	ARM, 7.17%, 04/01/30	155
1,949	ARM, 7.18%, 12/01/27 - 07/01/30 (m)	1,972
1,035	ARM, 7.19%, 02/01/23 - 10/01/29	1,048
283	ARM, 7.21%, 07/01/28	286
513	ARM, 7.22%, 12/01/26	521
38	ARM, 7.26%, 12/01/29	38
162	ARM, 7.27%, 05/01/18	164
48	ARM, 7.28%, 11/01/27	49
1,441	ARM, 7.34%, 01/01/23 - 04/01/24 (m)	1,457
44	ARM, 7.63%, 06/01/25	44
	Federal Home Loan Mortgage Corp. Gold Pools,
4,057	5.50%, 09/01/12 - 10/01/12	4,135
4,681	5.50%, 02/01/37	4,681
356	6.00%, 11/01/08 (m)	358
957	6.00%, 08/01/14 - 04/01/17 (m)	980
3,922	6.50%, 09/01/10 - 10/01/16 (m)	4,024
659	6.50%, 04/01/32	681
189	7.00%, 04/01/09 - 08/01/11 (m)	191
1,831	7.00%, 09/01/29	1,944
58	7.50%, 08/01/09 - 09/01/10	59
19	7.50%, 05/01/28	21
255	8.00%, 12/01/09 - 09/01/16	265
127	8.00%, 06/01/17	136
129	8.50%, 07/01/28	139
58	9.00%, 02/01/25	63
	Federal National Mortgage Association Various Pools,
15,294	4.50%, 01/01/13 - 11/01/14	15,347
5,821	4.50%, 03/01/19	5,743
2,632	5.50%, 01/01/12 - 11/01/12	2,683
5,866	5.50%, 11/01/16 - 10/01/18	5,957
29,831	5.50%, 05/01/33 - 11/01/34	29,954
3,835	6.00%, 08/01/14 - 09/01/17	3,927

4,907	6.00%, 07/01/09 - 03/01/22 (m)	5,025
7,510	6.00%, 08/01/34 - 07/01/36 (m)	7,638
41	6.50%, 09/01/08	41
576	6.50%, 04/01/16 - 08/01/16	594
305	6.50%, 11/01/31 (m)	316
66	7.00%, 05/01/14	69
982	7.00%, 01/01/08 - 03/01/16 (m)	1,017
3,091	7.00%, 03/01/22 (m)	3,247
9,091	7.00%, 03/01/27 - 03/01/35	9,773
130	7.25%, 09/01/22	139
473	7.50%, 08/01/10 - 10/01/30	499
776	8.00%, 09/01/12 - 10/01/16	814
76	8.00%, 11/01/27	82
54	8.50%, 11/01/14	56
234	8.50%, 08/01/17 - 10/01/24	248
84	9.00%, 08/01/21 - 08/01/25	91
88	12.00%, 11/01/30	101
6,567	ARM, 4.04%, 06/01/34	6,487
9,424	ARM, 4.26%, 04/01/33	9,527
1,022	ARM, 4.92%, 02/01/34	1,036
186	ARM, 5.13%, 09/01/14	191
263	ARM, 5.15%, 09/01/27	266
78	ARM, 5.24%, 05/01/20	78
39	ARM, 5.50%, 09/01/17	39
68	ARM, 5.53%, 06/01/20	69
76	ARM, 5.55%, 06/01/29	77
9,258	ARM, 5.57%, 11/01/16 - 05/01/36	9,284
49	ARM, 5.60%, 06/01/15 - 04/01/19	49
160	ARM, 5.61%, 11/01/18	161
1,016	ARM, 5.62%, 01/01/38	1,030
1,891	ARM, 5.63%, 10/01/15 - 08/01/41	1,911
82	ARM, 5.65%, 10/01/16	83
2,711	ARM, 5.73%, 08/01/15 (m)	2,742
643	ARM, 5.75%, 03/01/15	637
17	ARM, 5.83%, 07/01/27	17
11	ARM, 5.87%, 01/01/16	11
2,383	ARM, 5.92%, 05/01/35	2,417
32	ARM, 6.00%, 12/01/18	33
837	ARM, 6.05%, 09/01/19	841
168	ARM, 6.06%, 10/01/14	170
431	ARM, 6.10%, 05/01/31	447
166	ARM, 6.13%, 05/01/18	173
363	ARM, 6.17%, 08/01/19	367
39	ARM, 6.22%, 11/01/29	39
153	ARM, 6.24%, 08/01/19	155
25	ARM, 6.25%, 03/01/17	25
221	ARM, 6.28%, 01/01/20	225
36	ARM, 6.43%, 06/01/18	37
210	ARM, 6.46%, 11/01/30	217
471	ARM, 6.58%, 07/01/20 (m)	472

1,188	ARM, 6.59%, 11/01/18 - 07/01/27	1,189
206	ARM, 6.60%, 12/01/20	207
180	ARM, 6.63%, 04/01/21	180
372	ARM, 6.75%, 12/01/28	375
31	ARM, 6.82%, 04/01/24	31
2,921	ARM, 6.85%, 05/01/33	2,972
293	ARM, 7.02%, 01/01/31 (m)	298
1,981	ARM, 7.04%, 01/01/25 - 07/01/30	2,025
34	ARM, 7.08%, 11/01/21	34
42	ARM, 7.09%, 12/01/26	42
93	ARM, 7.10%, 11/01/28 - 05/01/29	94
103	ARM, 7.12%, 03/01/38	105
1,177	ARM, 7.13%, 09/01/33	1,192
27	ARM, 7.14%, 07/01/25	27
14	ARM, 7.18%, 05/01/09	14
114	ARM, 7.20%, 07/01/30	117
165	ARM, 7.21%, 06/01/26	167
948	ARM, 7.28%, 08/01/26	965
10	ARM, 7.29%, 06/01/09	10
274	ARM, 7.37%, 03/01/29	279
115	ARM, 7.46%, 11/01/23	116
59	ARM, 7.77%, 05/01/30	61
	Government National Mortgage Association Various Pools,
161	7.00%, 06/15/24	171
212	7.25%, 08/20/22 - 03/20/23	225
212	7.40%, 10/20/21 - 03/20/22	224
41	7.50%, 10/20/23	44
91	7.85%, 01/20/21 - 12/20/21	98
241	8.00%, 07/20/25 - 10/15/27	259
639	9.50%, 07/15/25	699
78	9.00%, 11/15/24	84
6,555	ARM, 5.63%, 07/20/15 - 09/20/27 (m)	6,620
18	ARM, 5.75%, 01/20/32	18
26	ARM, 6.00%, 03/20/33	26
7,180	ARM, 6.13%, 12/20/16 - 07/20/33	7,286
898	ARM, 6.25%, 02/20/28 - 03/20/28	909
15,599	ARM, 6.37%, 01/20/16 - 05/20/29	15,855
704	ARM, 6.38%, 03/20/26	716
3,148	ARM, 6.50%, 01/20/16 - 04/20/32	3,199
	Total Mortgage Pass-Through Securities
	(Cost $220,346)	220,879

U.S. Government Agency Securities — 0.4%
5,500	Federal National Mortgage Association,
	FRN, 3.11%, 02/17/09
	(Cost $5,493)	5,466
	Total Long-Term Investments
	(Cost $1,179,588)	1,130,172
Shares

Short-Term Investment — 12.3%

Investment Company — 12.3%

158,704	JPMorgan Liquid Assets Money Market Fund, Institutional Class (b)
	(Cost $158,704)	158,704

Total Investments — 100.1%
(Cost $1,338,292)	1,288,876

Liabilities in Excess of Other Assets — (0.1)%	(1,629)

NET ASSETS — 100.0%	$1,287,247

Percentages indicated are based on net assets.

ABBREVIATIONS:

(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by JPMorgan Investment Advisors Inc.
(d)	Defaulted Security.
(e)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(f)	Fair Valued Investment. The following are approximately the market value and percentage of the investments based on net assets that are fair valued (amounts in thousands).
	Market Value	Percentage
	$3,033	0.2%
(g)	Amount rounds to less than 0.1%.
(h)	Amount rounds to less than $1,000 (shares or dollars).
(i)	Security has been deemed illiquid pursuant to procedures approved by the Board of Trustees and may be difficult to sell.
(m)

All or a portion of this security is reserved for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, and reverse repurchase agreements.

ARM	Adjustable Rate Mortgage
CMO	Collateralized Mortgage Obligation
FRN	Floating Rate Note. The interest rate shown is the rate in effect as of November 30, 2007.
HB

High Coupon Bonds (a.k.a. “IOettes“) represent the right to receive interest payments on an underlying pool of mortgages with similar features as those associated with IO securities. Unlike IO‘s the owner also has a right to receive a very small portion of principal. The high interest rates result from taking interest payments from other classes in the Real Estate Mortgage Investment Conduit trust and allocating them to the small principal of the HB class.

IF

Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index. The interest rate shown is the rate in effect as of November 30, 2007. The rate may be subject to a cap and floor.

IO

Interest Only represents the right to receive the monthly interest payment on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool. The yields on these securities exceed yields on other mortgage-backed securities because their cash flow patterns are more volatile and there is a greater risk that the initial investment will not be fully recouped. These securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.

PO

Principal Only represents the right to receive the principal portion only on an underlying pool of mortgage loans. The market value of these securities is extremely volatile in response to changes in market interest rates. As prepayments on the underlying mortgages of these securities increase, the yield on these securities increases.

REMICS	Real Estate Mortgage Investment Conduits
STRIPS

Separate Trading of Registered Interest and PrincipalSecurities. The STRIPS Program lets investors hold and trade individual interest and principal components of eligible notes and bonds as separate securities.

SUB	Step-Up Bond. The interest rate shown is the rate in effect as of November 30, 2007.
VAR	Variable Rate Note. The interest rate shown is the rate in effect as of November 30, 2007.

Futures Contracts

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	NOTIONAL VALUE AT 11/30/07	UNREALIZED APPRECIATION
	Short Futures Outstanding
(300)	10 Year U.S. Treasury Notes	March, 2008	$(33,961)	$23

As of November 30, 2007, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$5,207
Aggregate gross unrealized depreciation	(54,623)
Net unrealized appreciation/depreciation	$(49,416)

Federal income tax cost of investments	$1,338,292

JPMorgan West Virginia Municipal Bond Fund
Schedule of Portfolio Investments
As of November 30, 2007 (Unaudited)
(Amounts in thousands)

Principal Amount ($)	Security Description (t)	Value ($)

Long-Term Investments --95.6%

Municipal Bonds — 95.6%

Arizona — 1.2%
1,000	Arizona State University, Board of Regents,
	COP, MBIA, 5.00%, 07/01/17	1,087

California — 2.3%
2,000	State of California,
	GO, 5.00%, 09/01/16	2,143

Illinois — 2.9%
2,420	Cook County School District No. 99-Cicero,
	Series C, GO, FSA, 5.00%, 12/01/15	2,656

Indiana — 1.4%
1,180	Northwest Allen School Building Corp., First Mortgage,
	Rev., FSA, 4.00%, 01/15/13 (w)	1,263

Kansas — 2.7%
3,225	Labette County, Single Family Mortgage,
	Rev., Zero Coupon, 12/01/14 (p)	2,474

Tennessee — 1.1%
1,000	Tennessee Energy Acquisition Corp.,
	Series C, Rev., 5.00%, 02/01/17	1,023

West Virginia — 84.0%
1,525	Brooke Pleasants, Tyler & Wetzel Counties, Single Family Mortgage,
	Rev., 7.40%, 08/15/10 (p)	1,685
475	City of Charleston, Building Commission, Center for Arts & Science Project,
	Rev., 5.30%, 06/01/09 (i)	486
1,120	City of Charleston, Urban Renewal Authority, Diamond Project,
	Series A, Rev., FSA, 5.75%, 12/15/09	1,188
	City of Clarksburg, Capital Appreciation, Water Improvement,
1,020	Rev., FSA-CR RADIAN-IBCC, Zero Coupon, 09/01/08	994
1,000	Rev., FSA-CR RADIAN-IBCC, Zero Coupon, 09/01/11	876
	City of Fairmont, Waterworks,
790	Rev., MBIA, 5.30%, 01/04/08	807
925	Rev., MBIA, 5.50%, 01/04/08	945
1,430	City of Parkersburg, Water Works & Sewer System,
	Series A, Rev., FGIC, 5.00%, 08/01/15	1,524
1,000	City of Wheeling, Waterworks & Sewer System,
	Rev., FGIC, 5.40%, 01/04/08	1,002
1,525	Harrison County, County Commission,
	Series A, SO, 6.25%, 05/15/10 (p)	1,604
735	Jackson County, Residential Mortgage,
	Rev., FGIC, 7.38%, 06/01/10 (p)	805
3,260	Kanawha, Mercer and Nicholas Counties, Single Family Mortgage,
	Rev., Zero Coupon, 02/01/14 (p)	2,307
5,550	Kanawha-Putnam County, Single Family Mortgage,
	Series A, Rev., Zero Coupon, 12/01/16 (p)	3,855
1,065	Marion County, Single Family Mortgage,
	Rev., FGIC, PRIV MTGS, 7.38%, 08/01/11 (p)	1,211

360	Marshall County,
	SO, 6.50%, 05/15/10 (p)	378
1,915	Marshall County Board of Education, Public School,
	GO, MBIA, 5.00%, 05/01/17	2,082
2,000	Raleigh, Fayette & Nicholas Counties,
	SO, 6.25%, 08/01/11 (p)	2,159
	State of West Virginia,
1,000	Series B, AMT, GO, FGIC, 5.80%, 01/04/08	1,012
1,000	Series B, AMT, GO, FGIC, 5.85%, 01/04/08	1,012
	State of West Virginia, Capital Appreciation, Infrastructure,
1,000	Series A, GO, FGIC, Zero Coupon, 11/01/13	797
1,000	Series A, GO, FGIC, Zero Coupon, 11/01/14	760
2,000	State of West Virginia, Infrastructure,
	GO, FGIC, 5.00%, 11/01/14	2,188
	State of West Virginia, State Roads,
1,500	GO, 5.20%, 06/01/09 (p)	1,556
1,000	GO, 5.75%, 06/01/09 (p)	1,046
1,000	GO, FGIC, 5.00%, 06/01/15	1,060
970	GO, FGIC, 5.50%, 06/01/10 (p)	1,031
1,075	GO, FSA, 5.25%, 06/01/09 (p)	1,116
	West Virginia Commissioner of Highways, Surface Transportation Improvements,
500	Series A, Rev., FSA, 5.00%, 09/01/14	544
1,000	Series A, Rev., FSA, 5.00%, 09/01/15	1,093
1,000	West Virginia EDA, Capitol Parking Garage Project,
	Rev., AMBAC, 5.63%, 06/01/09	1,051
1,000	West Virginia EDA, Correctional Juvenile,
	Series A, Rev., MBIA, 5.50%, 06/01/12	1,092
500	West Virginia EDA, Department of Environmental Protection,
	Rev., 4.00%, 11/01/09	506
	West Virginia Higher Education Policy Commission, University Facilities,
1,500	Series A, Rev., MBIA, 5.00%, 04/01/12	1,597
1,050	Series B, Rev., FGIC, 5.00%, 04/01/14	1,112
	West Virginia School Building Authority, Capital Improvement,
1,000	Series A, Rev., FGIC, 5.00%, 07/01/16	1,092
2,000	Series A, Rev., FGIC, 5.00%, 07/01/17	2,150
2,000	Series A, Rev., FGIC, 5.00%, 07/01/17	2,172
	West Virginia State Building Commission,
1,000	Series A, Rev., MBIA, 5.25%, 01/04/08	1,011
2,465	Series A, Rev., MBIA, 5.25%, 01/04/08	2,518
1,990	West Virginia State Building Commission, Regional Jail,
	Series A, Rev., AMBAC, 5.25%, 07/01/12	2,137
	West Virginia State Higher Education, Interim Governing Board University, Marshall University,
1,440	Series A, Rev., FGIC, 5.25%, 05/01/11	1,525
1,600	Series A, Rev., FGIC, 5.25%, 05/01/11	1,679
1,000	West Virginia State Hospital Finance Authority, Camden Clark Memorial Hospital,
	Series A, Rev., FSA, 5.25%, 02/15/14	1,060
895	West Virginia State Hospital Finance Authority, Charleston Area Medical Center,
	Series A, Rev., 6.50%, 09/01/16 (p)	1,065
1,480	West Virginia State Hospital Finance Authority, United Hospital Center, Inc. Project,
	Series A, Rev., AMBAC, 5.00%, 06/01/15	1,589

1,075	West Virginia State Infrastructure,
	Series B, AMT, GO, FGIC, 5.75%, 11/01/12	1,163
	West Virginia State Parkway Economic Development & Tourism Authority,
1,000	Rev., FGIC, 5.25%, 05/15/16	1,109
2,000	Rev., FGIC, 5.25%, 05/15/19	2,228
	West Virginia University, University Projects,
1,000	Series A, Rev., AMBAC, Zero Coupon, 04/01/16	709
1,000	Series A, Rev., AMBAC, Zero Coupon, 04/01/17	674
1,000	Series A, Rev., AMBAC, Zero Coupon, 04/01/18	638
1,000	Series B, Rev., FGIC, 5.00%, 10/01/14	1,066
	West Virginia Water Development Authority,
1,200	Series A, Rev., AMBAC, 5.50%, 10/01/13 (p)	1,344
620	Series A, Rev., FSA, 5.35%, 10/01/10 (p)	655
770	Series A, Rev., FSA, 5.40%, 10/01/10 (p)	814
	West Virginia Water Development Authority, Loan Program II,
1,125	Series A-II, Rev., FGIC, 5.00%, 11/01/15	1,202
2,275	Series B, Rev., AMBAC, 5.00%, 11/01/12	2,438
1,000	Series B, Rev., AMBAC, 5.00%, 11/01/13	1,081
1,420	West Virginia Water Development Authority, Loan Program IV,
	Series A, Rev., FSA, 5.00%, 11/01/15	1,517
		77,117
	Total Long-Term Investments
	(Cost $84,295)	87,763
Shares

Short-Term Investment — 4.9%

Investment Company — 4.9%
4,451	JPMorgan Tax Free Money Market Fund, Institutional Class (b) (m)
	(Cost $4,451)	4,451

Total Investments — 100.5%
(Cost $88,746)	92,214

Liabilities in Excess of Other Assets — (0.5)%	(411)

NET ASSETS — 100.0%	$91,803

Percentages indicated are based on net assets.

ABBREVIATIONS:

(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.

(i)	Security has been deemed illiquid pursuant to procedures approved by the Board of Trustees and may be difficult to sell.

(m)	All or a portion of this security is reserved for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities.

(p)	Security is prerefunded or escrowed to maturity.

(t)	The date shown represents the earliest of the next reset date, next call date, prerefunded date, next put date or final maturity date.

(w)	When-issued security.

AMBAC	American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax
COP	Certificates of Participation
CR	Custodial Receipts
EDA	Economic Development Authority

FGIC	Financial Guaranty Insurance Co.
FSA	Financial Security Assurance
GO	General Obligation
IBCC	Insured Bond Custodial Certificate
MBIA	Municipal Bond Insurance Association
PRIV MTGS	Private Mortgages
RADIAN	Radian Asset Assurance
Rev.	Revenue Bond
SO	Special Obligation

As of November 30, 2007, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$3,535
Aggregate gross unrealized depreciation	(67)
Net unrealized appreciation/depreciation	$3,468

Federal income tax cost of investments	$88,746

ITEM 2. CONTROLS AND PROCEDURES.

(a)

The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)

There were no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal controls over financial reporting.

ITEM 3. EXHIBITS.

CERTIFICATIONS PURSUANT TO RULE 30a-2(a) UNDER THE INVESTMENT COMPANY ACT OF 1940 ARE ATTACHED HERETO.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

JPMorgan Trust II

By:	/s/____________________________________

George C. W. Gatch

President and Principal Executive Officer

January 28, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/____________________________________

George C. W. Gatch

President and Principal Executive Officer

January 28, 2008

By:	/s/____________________________________

Stephanie J. Dorsey

Treasurer and Principal Financial Officer

January 28, 2008